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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-04550
                                   ---------------------------------------------

                               The MainStay Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    212-576-7000
                                                    -----------------

Date of fiscal year end:    October 31
                          ----------------

Date of reporting period:   July 31, 2007
                          ----------------


Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2007 is filed herewith.

MAINSTAY CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (98.2%)                       +
    AEROSPACE & DEFENSE (2.7%)
&   Precision Castparts Corp.                                 202,200   $   27,713,532
                                                                        --------------
    AUTOMOBILES (1.1%)
    Harley-Davidson, Inc.                       (a)           189,100       10,839,212
                                                                        --------------
    BIOTECHNOLOGY (3.6%)
    Celgene Corp.                               (b)           314,500       19,046,120
    Genentech, Inc.                             (b)           239,500       17,814,010
                                                                        --------------
                                                                            36,860,130
                                                                        --------------
    CAPITAL MARKETS (3.8%)
    Goldman Sachs Group, Inc. (The)                            66,900       12,599,946
    Merrill Lynch & Co., Inc.                                 190,600       14,142,520
    Morgan Stanley                                            183,400       11,713,758
                                                                        --------------
                                                                            38,456,224
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (2.7%)
    Manpower, Inc.                                            200,200       15,825,810
    Robert Half International, Inc.             (a)           342,100       11,627,979
                                                                        --------------
                                                                            27,453,789
                                                                        --------------
    COMMUNICATIONS EQUIPMENT (2.4%)
&   Cisco Systems, Inc.                         (b)           854,700       24,709,377
                                                                        --------------
    COMPUTERS & PERIPHERALS (6.0%)
&   Apple, Inc.                                 (b)           216,800       28,565,568
    Hewlett-Packard Co.                                       474,400       21,836,632
    Network Appliance, Inc.                     (b)           391,700       11,100,778
                                                                        --------------
                                                                            61,502,978
                                                                        --------------
    CONSUMER FINANCE (0.7%)
    Discover Financial Services                 (b)           114,600        2,641,530
    First Marblehead Corp. (The)                (a)           138,300        4,558,368
                                                                        --------------
                                                                             7,199,898
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (1.7%)
    IntercontinentalExchange, Inc.              (b)           116,700       17,636,871
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (2.1%)
    AT&T, Inc.                                                542,300       21,236,468
                                                                        --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
    Amphenol Corp. Class A                                    443,900       15,208,014
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (11.2%)
    Baker Hughes, Inc.                          (a)           234,300       18,521,415

    Cameron International Corp.                 (b)           231,400       18,049,200
    ENSCO International, Inc.                                 247,100       15,090,397
    Halliburton Co.                                           596,100       21,471,522
&   National Oilwell Varco, Inc.                (b)           201,800       24,238,198
    Smith International, Inc.                                 280,500       17,225,505
                                                                        --------------
                                                                           114,596,237
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (1.6%)
    Humana, Inc.                                (b)           252,300       16,169,907
                                                                        --------------
    INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS (1.7%)
    NRG Energy, Inc.                            (a) (b)       457,800       17,648,190
                                                                        --------------
    INSURANCE (1.3%)
    Assurant, Inc.                              (a)           264,700       13,425,584
                                                                        --------------
    INTERNET SOFTWARE & SERVICES (3.3%)
    Akamai Technologies, Inc.                   (a) (b)       351,500       11,936,940
    Google, Inc. Class A                        (b)            42,600       21,726,000
                                                                        --------------
                                                                            33,662,940
                                                                        --------------
    IT SERVICES (1.2%)
    Cognizant Technology Solutions
       Corp. Class A                            (b)           150,500       12,187,490
                                                                        --------------
    LIFE SCIENCES TOOLS & SERVICES (2.3%)
&   Thermo Fisher Scientific, Inc.              (b)           442,300       23,092,483
                                                                        --------------
    MEDIA (3.5%)
    Comcast Corp. Class A                       (b)           716,050       18,810,634
    DIRECTV Group, Inc. (The)                   (b)           744,500       16,684,245
                                                                        --------------
                                                                            35,494,879
                                                                        --------------
    METALS & MINING (4.9%)
    Allegheny Technologies, Inc.                              164,500       17,260,985
&   Southern Copper Corp.                       (a)           295,500       33,305,805
                                                                        --------------
                                                                            50,566,790
                                                                        --------------
    MULTILINE RETAIL (4.7%)
    J.C. Penney Co., Inc.                       (a)           241,400       16,424,856
    Kohl's Corp.                                (b)           272,800       16,586,240
    Nordstrom, Inc.                                           325,100       15,468,258
                                                                        --------------
                                                                            48,479,354
                                                                        --------------
    MULTI-UTILITIES (1.3%)
    CenterPoint Energy, Inc.                    (a)           788,600       12,996,128
                                                                        --------------
    OIL, GAS & CONSUMABLE FUELS (5.0%)
    ExxonMobil Corp.                                          139,900       11,909,687
    Williams Cos., Inc.                                       633,800       20,440,050
    XTO Energy, Inc.                                          347,500       18,949,175
                                                                        --------------
                                                                            51,298,912
                                                                        --------------
    PHARMACEUTICALS (2.2%)
&   Schering-Plough Corp.                                     778,000       22,204,120
                                                                        --------------
    ROAD & RAIL (1.9%)
    Norfolk Southern Corp.                                    371,300       19,968,514
                                                                        --------------

    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (6.3%)
&   Applied Materials, Inc.                                 1,012,000       22,304,480
    MEMC Electronic Materials, Inc.             (b)           320,300       19,640,796
&   NVIDIA Corp.                                (b)           489,100       22,381,216
                                                                        --------------
                                                                            64,326,492
                                                                        --------------
    SOFTWARE (6.5%)
    BMC Software, Inc.                          (b)           414,200       11,895,824
&   Microsoft Corp.                                         1,185,100       34,356,049
    Oracle Corp.                                (b)         1,089,400       20,829,328
                                                                        --------------
                                                                            67,081,201
                                                                        --------------
    SPECIALTY RETAIL (7.5%)
    Abercrombie & Fitch Co. Class A                           183,700       12,840,630
    American Eagle Outfitters, Inc.                           476,800       11,567,168
    AutoZone, Inc.                              (b)           115,300       14,621,193
    CarMax, Inc.                                (a) (b)       395,600        9,466,708
    Limited Brands, Inc.                                      514,800       12,432,420
    TJX Cos., Inc. (The)                                      574,800       15,950,700
                                                                        --------------
                                                                            76,878,819
                                                                        --------------
    TEXTILES, APPAREL & LUXURY GOODS (3.5%)
    Coach, Inc.                                 (b)           434,600       19,756,916
    Polo Ralph Lauren Corp.                                   182,200       16,279,570
                                                                        --------------
                                                                            36,036,486
                                                                        --------------
    Total Common Stocks
       (Cost $849,812,112)                                               1,004,931,019
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (12.4%)
    COMMERCIAL PAPER (5.2%)
    American Honda Finance Corp.
       5.23%, due 8/21/07                                 $10,000,000        9,970,945
    Barton Capital LLC
       5.285%, due 8/6/07                       (c)         2,962,582        2,962,582
    Charta LLC
       5.303%, due 8/30/07                      (c)         1,488,555        1,488,555
    Den Danske Bank
       5.285%, due 8/6/07                       (c)         3,969,478        3,969,478
    Fairway Finance Corp
       5.313%, due 8/1/07                       (c)           992,370          992,370
    Grampian Funding LLC
       5.305%, due 8/6/07                       (c)         2,457,637        2,457,637
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (c)         2,456,909        2,456,909
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (c)         3,946,962        3,946,962
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (c)         1,488,555        1,488,555
    Ranger Funding Co. LLC
       5.302%, due 8/7/07                       (c)         3,447,847        3,447,847
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (c)         4,939,332        4,939,332
    Societe Generale North
       America, Inc.
       5.35%, due 8/1/07                                    8,540,000        8,540,000

    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (c)         2,955,298        2,955,298
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (c)         2,965,488        2,965,488
                                                                        --------------
    Total Commercial Paper
       (Cost $52,581,958)                                                   52,581,958
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.7%)
    BGI Institutional Money Market Fund         (c)         7,368,405        7,368,405
                                                                        --------------
    Total Investment Company
       (Cost $7,368,405)                                                     7,368,405
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $1,985,042
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $2,128,502 and a Market Value of
       $2,066,754)                              (c)       $ 1,984,740        1,984,740
                                                                        --------------
    Total Repurchase Agreement
       (Cost $1,984,740)                                                     1,984,740
                                                                        --------------
    TIME DEPOSITS (6.3%)
    Abbey National PLC
       5.27%, due 8/3/07                        (c)         4,961,848        4,961,848
    Bank of America Corp.
       5.29%, due 8/16/07                       (c) (d)     4,961,849        4,961,849
    Barclays
       5.31%, due 8/20/07                       (c)         3,969,479        3,969,479
    BNP Paribas
       5.28%, due 8/1/07                        (c)         3,473,294        3,473,294
    Calyon
       5.30%, due 8/13/07                       (c)         3,969,479        3,969,479
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (c)         3,969,479        3,969,479
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (c)           148,855          148,855
    Rabobank Nederland
       5.29%, due 8/24/07                       (c)         8,435,143        8,435,143
    Royal Bank of Canada
       5.285%, due 8/3/07                       (c)         7,442,773        7,442,773
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (c)         7,442,773        7,442,773
    Swedbank AB
       5.31%, due 10/1/07                       (c)         2,480,924        2,480,924
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (c)         4,465,664        4,465,664
    UBS AG
       5.285%, due 8/16/07                      (c)         3,969,479        3,969,479
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (c)         4,961,849        4,961,849
                                                                        --------------
    Total Time Deposits
       (Cost $64,652,888)                                                   64,652,888
                                                                        --------------

    Total Short-Term Investments
       (Cost $126,587,991)                                                 126,587,991
                                                                        --------------
    Total Investments
       (Cost $976,400,103)                      (e)             110.6%   1,131,519,010(f)
    Liabilities in Excess of
       Cash and Other Assets                                    (10.6)    (108,074,556)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $1,023,444,454
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  The cost for federal income tax purposes is $977,561,184.

(f) At July 31, 2007 net unrealized appreciation was $153,957,826, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $191,974,626 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $38,016,800.

MAINSTAY COMMON STOCK FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (98.6%)                       +
    AEROSPACE & DEFENSE (3.1%)
    Boeing Co. (The)                                           15,578   $    1,611,233
    Honeywell International, Inc.                              32,565        1,872,813
    Lockheed Martin Corp.                                      26,920        2,651,082
    Raytheon Co.                                               43,949        2,433,017
                                                                        --------------
                                                                             8,568,145
                                                                        --------------
    AUTO COMPONENTS (0.1%)
    ArvinMeritor, Inc.                          (a)             5,572          110,493
    BorgWarner, Inc.                                            2,494          215,606
                                                                        --------------
                                                                               326,099
                                                                        --------------
    AUTOMOBILES (0.0%)                          ++
    Thor Industries, Inc.                       (a)             1,932           79,251
                                                                        --------------
    BEVERAGES (0.6%)
    Coca-Cola Co. (The)                                         5,549          289,158
    Coca-Cola Enterprises, Inc.                                36,044          816,757
    Molson Coors Brewing Co. Class B                            2,376          211,321
    PepsiAmericas, Inc.                                         1,315           36,386
    PepsiCo, Inc.                                               5,543          363,732
                                                                        --------------
                                                                             1,717,354
                                                                        --------------
    BUILDING PRODUCTS (0.6%)
    Masco Corp.                                 (a)            56,378        1,534,045
                                                                        --------------
    CAPITAL MARKETS (7.0%)
    A.G. Edwards, Inc.                                          6,007          485,726
    Ameriprise Financial, Inc.                                 34,610        2,085,945
    Bank of New York Mellon Corp. (The)                        70,250        2,989,137
    Charles Schwab Corp. (The)                                 99,468        2,002,291
    Goldman Sachs Group, Inc. (The)                            17,158        3,231,538
    Janus Capital Group, Inc.                   (a)             6,167          185,380
    Lehman Brothers Holdings, Inc.              (a)            29,064        1,801,968
    Merrill Lynch & Co., Inc.                                  40,224        2,984,621
    Morgan Stanley                                             44,658        2,852,306
    Northern Trust Corp.                                        6,685          417,545
                                                                        --------------
                                                                            19,036,457
                                                                        --------------
    CHEMICALS (0.8%)
    Albemarle Corp.                                             8,234          331,254
    Ashland, Inc.                                               8,167          498,677
    Cabot Corp.                                                 4,376          176,703
    Chemtura Corp.                                              2,868           29,913
    Ferro Corp.                                                 2,923           65,329
    Lubrizol Corp. (The)                                        5,521          345,946
    Lyondell Chemical Co.                                      13,885          623,436
                                                                        --------------
                                                                             2,071,258
                                                                        --------------

    COMMERCIAL BANKS (0.9%)
    National City Corp.                                         2,933           86,201
    PNC Financial Services Group, Inc.                         15,777        1,051,537
    Wachovia Corp.                                              4,150          195,921
    Wells Fargo & Co.                                          33,836        1,142,642
                                                                        --------------
                                                                             2,476,301
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (0.3%)
    ChoicePoint, Inc.                           (b)             5,139          199,085
    Deluxe Corp.                                                4,733          178,718
    Dun & Bradstreet Corp. (The)                                4,054          396,319
    Korn/Ferry International                    (b)             3,746           88,518
    Navigant Consulting, Inc.                   (a)(b)            566            8,914
                                                                        --------------
                                                                               871,554
                                                                        --------------
    COMMUNICATIONS EQUIPMENT (1.8%)
    3Com Corp.                                  (b)            21,022           84,088
    Avaya, Inc.                                 (b)             9,487          156,915
    Cisco Systems, Inc.                         (b)            89,995        2,601,755
    Dycom Industries, Inc.                      (b)               482           13,472
    Juniper Networks, Inc.                      (b)            38,640        1,157,654
    Motorola, Inc.                                             32,070          544,869
    Tellabs, Inc.                               (b)            25,206          286,088
    UTStarcom, Inc.                             (a)(b)          6,267           20,180
                                                                        --------------
                                                                             4,865,021
                                                                        --------------
    COMPUTERS & PERIPHERALS (5.5%)
    Apple, Inc.                                 (b)            10,384        1,368,196
    Dell, Inc.                                  (b)            27,892          780,139
    EMC Corp.                                   (b)            82,980        1,535,960
&   Hewlett-Packard Co.                                        97,718        4,497,960
&   International Business
       Machines Corp.                                          47,925        5,302,901
    Lexmark International, Inc. Class A         (b)            13,936          551,029
    Network Appliance, Inc.                     (b)            27,446          777,820
    Palm, Inc.                                  (b)             1,293           19,292
    Western Digital Corp.                       (b)            10,883          232,352
                                                                        --------------
                                                                            15,065,649
                                                                        --------------
    CONSTRUCTION & ENGINEERING (0.1%)
    Granite Construction, Inc.                                    823           53,487
    Infrasource Services, Inc.                  (b)             7,795          269,863
    Quanta Services, Inc.                       (a)(b)          1,513           43,015
                                                                        --------------
                                                                               366,365
                                                                        --------------
    CONSUMER FINANCE (2.0%)
    American Express Co.                                       46,458        2,719,651
    AmeriCredit Corp.                           (b)            11,977          243,612
    Capital One Financial Corp.                                21,838        1,545,257
    Discover Financial Services                 (b)            36,737          846,788
    SLM Corp.                                                   4,562          224,314
                                                                        --------------
                                                                             5,579,622
                                                                        --------------
    CONTAINERS & PACKAGING (0.3%)
    Packaging Corp. of America                                  1,076           27,460
    Pactiv Corp.                                (b)            17,968          567,968
    Temple-Inland, Inc.                                         5,345          310,705
                                                                        --------------
                                                                               906,133
                                                                        --------------

    DIVERSIFIED CONSUMER SERVICES (0.2%)
    Career Education Corp.                      (b)             5,579          165,585
    Regis Corp.                                                 3,566          124,311
    Sotheby's Holdings, Inc. Class A                            3,512          150,138
                                                                        --------------
                                                                               440,034
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (4.0%)
    Bank of America Corp.                                      54,930        2,604,781
&   Citigroup, Inc.                                           138,391        6,444,869
    JPMorgan Chase & Co.                                       43,658        1,921,389
                                                                        --------------
                                                                            10,971,039
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (3.7%)
    AT&T, Inc.                                                 85,332        3,341,601
    CenturyTel, Inc.                                           13,992          641,813
    Citizens Communications Co.                 (a)            34,829          502,582
    Embarq Corp.                                               19,374        1,197,119
&   Verizon Communications, Inc.                              106,759        4,550,069
                                                                        --------------
                                                                            10,233,184
                                                                        --------------
    ELECTRIC UTILITIES (1.4%)
    Edison International                                       41,294        2,184,040
    Entergy Corp.                                              15,292        1,528,588
    Northeast Utilities                                         3,879          106,052
                                                                        --------------
                                                                             3,818,680
                                                                        --------------
    ELECTRICAL EQUIPMENT (0.2%)
    Rockwell Automation, Inc.                                   8,834          618,292
    Thomas & Betts Corp.                        (b)               676           41,777
                                                                        --------------
                                                                               660,069
                                                                        --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
    Avnet, Inc.                                 (b)            10,337          391,566
    Tyco Electronics, Ltd.                                     21,159          757,915
                                                                        --------------
                                                                             1,149,481
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (2.9%)
    Cameron International Corp.                 (b)             3,043          237,354
    ENSCO International, Inc.                   (a)            19,219        1,173,704
    Halliburton Co.                                            73,625        2,651,972
    Helmerich & Payne, Inc.                                     1,284           41,563
    National Oilwell Varco, Inc.                (b)            23,135        2,778,745
    Patterson-UTI Energy, Inc.                  (a)             9,553          218,764
    Schlumberger, Ltd.                                          1,548          146,627
    Tidewater, Inc.                             (a)             5,976          408,878
    Transocean, Inc.                            (b)             2,758          296,347
                                                                        --------------
                                                                             7,953,954
                                                                        --------------
    FOOD & STAPLES RETAILING (0.2%)
    Wal-Mart Stores, Inc.                                      11,664          535,961
                                                                        --------------
    FOOD PRODUCTS (1.2%)
    Dean Foods Co.                                             18,888          543,408
    General Mills, Inc.                                        38,710        2,153,050
    J.M. Smucker Co. (The)                                      5,194          289,877
    Tyson Foods, Inc. Class A                                  12,785          272,320
                                                                        --------------
                                                                             3,258,655
                                                                        --------------

    GAS UTILITIES (0.3%)
    AGL Resources, Inc.                                         5,236          197,397
    ONEOK, Inc.                                                10,188          517,041
                                                                        --------------
                                                                               714,438
                                                                        --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
    Advanced Medical Optics, Inc.               (a)(b)          6,202          187,486
    Baxter International, Inc.                                  5,654          297,400
    Biomet, Inc.                                                   63            2,868
    Covidien, Ltd.                              (b)            27,251        1,115,928
    Edwards Lifesciences Corp.                  (b)               692           31,804
                                                                        --------------
                                                                             1,635,486
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (6.5%)
    Aetna, Inc.                                                49,240        2,366,967
    AmerisourceBergen Corp.                                    27,758        1,307,679
    Apria Healthcare Group, Inc.                (a)(b)          4,458          116,889
    CIGNA Corp.                                                26,670        1,377,239
    Coventry Health Care, Inc.                  (b)            23,095        1,288,932
    Health Net, Inc.                            (b)             8,951          443,433
    Humana, Inc.                                (b)            24,424        1,565,334
    Lincare Holdings, Inc.                      (b)               484           17,274
    McKesson Corp.                                             37,846        2,185,985
    Medco Health Solutions, Inc.                (b)            12,681        1,030,585
    UnitedHealth Group, Inc.                                   64,007        3,099,859
    WellCare Health Plans, Inc.                 (a)(b)          3,472          351,575
    WellPoint, Inc.                             (b)            33,823        2,540,784
                                                                        --------------
                                                                            17,692,535
                                                                        --------------
    HOTELS, RESTAURANTS & LEISURE (0.3%)
    CBRL Group, Inc.                            (a)             2,609          100,264
    Harrah's Entertainment, Inc.                                3,875          328,174
    Hilton Hotels Corp.                                         2,172           96,024
    Wendy's International, Inc.                                 8,284          290,189
                                                                        --------------
                                                                               814,651
                                                                        --------------
    HOUSEHOLD DURABLES (1.3%)
    American Greetings Corp. Class A                            5,909          146,130
    Beazer Homes USA, Inc.                      (a)             1,580           22,104
    Black & Decker Corp.                                        9,607          831,678
    Blyth, Inc.                                                 2,564           57,228
    Centex Corp.                                (a)            11,276          420,708
    Harman International
       Industries, Inc.                                         1,044          121,104
    KB Home                                     (a)            11,231          357,258
    Lennar Corp. Class A                        (a)            20,219          619,915
    M.D.C. Holdings, Inc.                       (a)             3,636          167,256
    Mohawk Industries, Inc.                     (a)(b)          4,984          448,610
    NVR, Inc.                                   (a)(b)            500          289,240
    Tupperware Brands Corp.                                     6,318          164,331
                                                                        --------------
                                                                             3,645,562
                                                                        --------------
    HOUSEHOLD PRODUCTS (1.1%)
    Energizer Holdings, Inc.                    (b)                79            7,971
    Procter & Gamble Co. (The)                                 46,692        2,888,367
                                                                        --------------
                                                                             2,896,338
                                                                        --------------
    INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS (0.6%)

    AES Corp. (The)                             (b)            52,511        1,031,841
    TXU Corp.                                                   7,926          517,171
                                                                        --------------
                                                                             1,549,012
                                                                        --------------
    INDUSTRIAL CONGLOMERATES (2.9%)
&   General Electric Co.                                      164,072        6,359,431
    Teleflex, Inc.                                              4,068          310,917
    Tyco International, Ltd.                    (a)            25,480        1,204,949
                                                                        --------------
                                                                             7,875,297
                                                                        --------------
    INSURANCE (9.1%)
    ACE, Ltd.                                                  38,034        2,195,322
    Aflac, Inc.                                                 5,435          283,272
    Allstate Corp. (The)                                       42,745        2,271,897
    American Financial Group, Inc.                              7,148          200,787
    American International Group, Inc.                         27,279        1,750,766
    Aon Corp.                                                  43,286        1,733,171
    Assurant, Inc.                                             14,579          739,447
    Chubb Corp. (The)                                          39,850        2,008,838
    Fidelity National Financial, Inc.
       Class A                                                  2,604           54,398
    First American Corp.                                        2,355          109,013
    Genworth Financial, Inc. Class A                           39,331        1,200,382
    Hartford Financial Services Group,
       Inc. (The)                                              25,687        2,359,865
    HCC Insurance Holdings, Inc.                                8,140          238,339
    Horace Mann Educators Corp.                 (a)             1,054           18,793
    Lincoln National Corp.                                      5,432          327,658
    MetLife, Inc.                                              13,138          791,170
    Old Republic International Corp.                           17,826          327,285
    Principal Financial Group, Inc.                            20,995        1,183,908
    Prudential Financial, Inc.                                 21,134        1,873,106
    Travelers Cos., Inc. (The)                                 49,296        2,503,251
    W.R. Berkley Corp.                                         17,697          520,646
    XL Capital, Ltd. Class A                    (a)            26,736        2,081,665
                                                                        --------------
                                                                            24,772,979
                                                                        --------------
    INTERNET & CATALOG RETAIL (0.3%)
    IAC/InterActiveCorp.                        (b)            31,815          914,363
                                                                        --------------
    INTERNET SOFTWARE & SERVICES (0.3%)
    Digital River, Inc.                         (a)(b)          2,090           94,071
    eBay, Inc.                                  (b)             9,947          322,283
    Google, Inc. Class A                        (b)               771          393,210
    ValueClick, Inc.                            (b)             3,950           84,451
                                                                        --------------
                                                                               894,015
                                                                        --------------
    IT SERVICES (1.8%)
    Acxiom Corp.                                                1,037           26,091
    Affiliated Computer Services, Inc.
       Class A                                  (b)               794           42,606
    Alliance Data Systems Corp.                 (b)             1,549          118,963
    Broadridge Financial Solutions LLC                          4,996           87,880
    Computer Sciences Corp.                     (b)            25,305        1,408,982
    Convergys Corp.                             (b)            17,547          334,270
    CSG Systems International, Inc.             (b)             3,549           88,796
    Electronic Data Systems Corp.                              77,249        2,084,951
    First Data Corp.                                           23,078          733,650
                                                                        --------------
                                                                             4,926,189
                                                                        --------------
    LEISURE EQUIPMENT & PRODUCTS (1.1%)
    Brunswick Corp.                                             8,552          239,114

    Eastman Kodak Co.                           (a)            36,975          933,619
    Hasbro, Inc.                                               23,413          656,032
    Mattel, Inc.                                               50,549        1,158,078
                                                                        --------------
                                                                             2,986,843
                                                                        --------------
    MACHINERY (1.8%)
    AGCO Corp.                                  (b)             9,523          365,969
    Caterpillar, Inc.                                          33,135        2,611,038
    Cummins, Inc.                                              11,248        1,335,138
    Eaton Corp.                                                 2,624          255,000
    Terex Corp.                                 (b)             2,883          248,659
                                                                        --------------
                                                                             4,815,804
                                                                        --------------
    MEDIA (3.7%)
    CBS Corp. Class B                           (a)            37,623        1,193,402
    Clear Channel Communications, Inc.                          5,172          190,847
    Comcast Corp. Class A                       (b)               236            6,200
    DIRECTV Group, Inc. (The)                   (b)            55,787        1,250,187
    Dow Jones & Co., Inc.                       (a)               572           32,821
    Lee Enterprises, Inc.                                         542            9,545
    McGraw-Hill Cos., Inc. (The)                               19,434        1,175,757
    Omnicom Group, Inc.                                        37,781        1,959,700
    Tribune Co.                                                 6,337          177,183
    Viacom, Inc. Class B                        (b)            38,955        1,491,976
    Walt Disney Co. (The)                                      74,747        2,466,651
    Westwood One, Inc.                                          1,091            5,739
                                                                        --------------
                                                                             9,960,008
                                                                        --------------
    METALS & MINING (2.2%)
    Freeport-McMoRan Copper & Gold,
       Inc. Class B                                            31,658        2,975,219
    Nucor Corp.                                                23,753        1,192,401
    United States Steel Corp.                                  17,297        1,700,122
                                                                        --------------
                                                                             5,867,742
                                                                        --------------
    MULTILINE RETAIL (1.5%)
    Big Lots, Inc.                              (a)(b)         16,014          414,122
    Dollar Tree Stores, Inc.                    (b)             9,348          357,654
    Family Dollar Stores, Inc.                                  2,636           78,078
    Kohl's Corp.                                (b)            10,572          642,778
    Macys, Inc.                                                55,690        2,008,738
    Nordstrom, Inc.                                            11,632          553,451
                                                                        --------------
                                                                             4,054,821
                                                                        --------------
    MULTI-UTILITIES (0.2%)
    KeySpan Corp.                                               2,694          111,936
    NiSource, Inc.                                             10,903          207,920
    Public Service Enterprise
       Group, Inc.                                              3,330          286,879
                                                                        --------------
                                                                               606,735
                                                                        --------------
    OFFICE ELECTRONICS (0.2%)
    Xerox Corp.                                 (b)            28,653          500,281
                                                                        --------------
    OIL, GAS & CONSUMABLE FUELS (10.9%)
&   Chevron Corp.                                              62,767        5,351,514
    Cimarex Energy Co.                                          1,040           39,364
&   ConocoPhillips                                             50,323        4,068,111
    Devon Energy Corp.                                          4,147          309,408
&   ExxonMobil Corp.                                          140,987       12,002,224

    Frontier Oil Corp.                                          4,808          186,214
    Marathon Oil Corp.                                         46,974        2,592,965
    Noble Energy, Inc.                                          7,329          448,095
    Occidental Petroleum Corp.                                 31,315        1,776,187
    Overseas Shipholding Group, Inc.                            2,764          214,459
    Sunoco, Inc.                                                2,126          141,847
    Valero Energy Corp.                                        37,626        2,521,318
                                                                        --------------
                                                                            29,651,706
                                                                        --------------
    PERSONAL PRODUCTS (0.1%)
    Alberto-Culver Co.                                          5,133          120,728
    NBTY, Inc.                                  (b)             3,855          167,847
                                                                        --------------
                                                                               288,575
                                                                        --------------
    PHARMACEUTICALS (3.5%)
    Abbott Laboratories                                           360           18,248
    Endo Pharmaceuticals Holdings, Inc.         (b)             7,522          255,823
    Forest Laboratories, Inc.                   (b)            23,579          947,876
    Johnson & Johnson                                          30,710        1,857,955
    King Pharmaceuticals, Inc.                  (b)            35,580          605,216
    Merck & Co., Inc.                                           7,567          375,702
    Par Pharmaceutical Cos., Inc.               (b)               533           12,627
&   Pfizer, Inc.                                              219,606        5,162,937
    Watson Pharmaceuticals, Inc.                (b)            14,734          448,208
                                                                        --------------
                                                                             9,684,592
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (0.1%)
    Archstone-Smith Trust                                       2,510          144,099
    Cousins Properties, Inc.                    (a)             2,797           71,911
                                                                        --------------
                                                                               216,010
                                                                        --------------
    REAL ESTATE MANAGEMENT &
       DEVELOPMENT (0.0%)                       ++
    CB Richard Ellis Group, Inc.
       Class A                                  (a)(b)          3,072          107,274
                                                                        --------------
    ROAD & RAIL (0.3%)
    Avis Budget Group, Inc.                     (b)            10,559          271,050
    Con-way, Inc.                                               2,989          147,627
    CSX Corp.                                                   5,811          275,500
    YRC Worldwide, Inc.                         (a)(b)          5,247          168,534
                                                                        --------------
                                                                               862,711
                                                                        --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (2.2%)
    Applied Materials, Inc.                     (a)           124,759        2,749,688
    Atmel Corp.                                 (b)             5,371           28,950
    Intel Corp.                                                38,169          901,552
    Lam Research Corp.                          (b)             2,076          120,076
    MEMC Electronic Materials, Inc.             (b)             3,924          240,620
    Micrel, Inc.                                                  870            9,004
    National Semiconductor Corp.                (a)            37,025          962,280
    Novellus Systems, Inc.                      (a)(b)         13,341          380,485
    RF Micro Devices, Inc.                      (b)             2,385           16,552
    Semtech Corp.                               (b)             1,742           28,307
    Teradyne, Inc.                              (a)(b)          27,741         435,256
                                                                        --------------
                                                                             5,872,770
                                                                        --------------
    SOFTWARE (4.3%)
    Autodesk, Inc.                              (b)             4,967          210,452

    BMC Software, Inc.                          (b)            21,933          629,916
    CA, Inc.                                    (a)            45,315        1,136,500
    Cadence Design Systems, Inc.                (b)             3,253           69,614
    Compuware Corp.                             (b)            45,886          428,116
&   Microsoft Corp.                                           216,393        6,273,233
    Novell, Inc.                                (b)            50,041          335,775
    Sybase, Inc.                                (b)             8,071          191,444
    Symantec Corp.                              (b)           117,982        2,265,254
    Synopsys, Inc.                              (b)            13,340          326,296
                                                                        --------------
                                                                            11,866,600
                                                                        --------------
    SPECIALTY RETAIL (2.1%)
    Aeropostale, Inc.                           (b)             3,873          147,484
    American Eagle Outfitters, Inc.                            20,482          496,893
    AnnTaylor Stores Corp.                      (b)               806           25,325
    AutoZone, Inc.                              (b)             7,146          906,184
    Barnes & Noble, Inc.                                          646           21,673
    Best Buy Co., Inc.                                          6,202          276,547
    Circuit City Stores, Inc.                                   4,874           58,001
    GameStop Corp. Class A                      (b)             9,292          374,932
    Gap, Inc. (The)                                            25,718          442,350
    Payless ShoeSource, Inc.                    (b)             3,154           83,959
    RadioShack Corp.                            (a)            19,872          499,383
    Ross Stores, Inc.                                           5,071          146,704
    Sherwin-Williams Co. (The)                                  8,599          599,264
    TJX Cos., Inc. (The)                                       58,491        1,623,125
                                                                        --------------
                                                                             5,701,824
                                                                        --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Jones Apparel Group, Inc.                                   3,706           92,502
    NIKE, Inc. Class B                                          4,944          279,089
    Phillips-Van Heusen Corp.                                   3,408          177,420
    Polo Ralph Lauren Corp.                     (a)             6,953          621,251
                                                                        --------------
                                                                             1,170,262
                                                                        --------------
    THRIFTS & MORTGAGE FINANCE (0.0%)           ++
    New York Community Bancorp, Inc.            (a)             3,230           52,423
    Radian Group, Inc.                                          1,206           40,654
                                                                        --------------
                                                                                93,077
                                                                        --------------
    TOBACCO (1.3%)
    Altria Group, Inc.                                         48,961        3,254,438
    Universal Corp.                             (a)             2,695          148,791
                                                                        --------------
                                                                             3,403,229
                                                                        --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    ALLTEL Corp.                                                4,771          314,647
    Sprint Nextel Corp.                                        18,020          369,951
    Telephone and Data Systems, Inc.                            2,877          191,033
                                                                        --------------
                                                                               875,631
                                                                        --------------
    Total Common Stocks
       (Cost $253,733,283)                                                 269,401,671
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (1.2%)
    S&P 500 Index - SPDR Trust Series 1         (a)(c)         22,581        3,290,503
                                                                        --------------
    Total Investment Company
       (Cost $3,436,861)                                                     3,290,503
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (7.6%)
    COMMERCIAL PAPER (2.4%)
    Barton Capital LLC
       5.285%, due 8/6/07                       (d)       $   574,012          574,012
    Charta LLC
       5.303%, due 8/30/07                      (d)           288,413          288,413
    Den Danske Bank
       5.285%, due 8/6/07                       (d)           769,102          769,102
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (d)           192,275          192,275
    Grampian Funding LLC
       5.305%, due 8/6/07                       (d)           476,177          476,177
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (d)           476,036          476,036
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (d)           764,739          764,739
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (d)           288,413          288,413
    Ranger Funding Co. LLC
       5.302%, due 8/7/07                       (d)           668,034          668,034
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (d)           957,014          957,014
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (d)           572,600          572,600
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (d)           574,575          574,575
                                                                           -----------
    Total Commercial Paper
       (Cost $6,601,390)                                                     6,601,390
                                                                           -----------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.5%)
    BGI Institutional Money Market Fund         (d)         1,427,657        1,427,657
                                                                        --------------
    Total Investment Company
       (Cost $1,427,657)                                                     1,427,657
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $384,609
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $412,405 and a Market Value of
       $400,442)                                (d)       $   384,551          384,551
                                                                        --------------
    Total Repurchase Agreement
       (Cost $384,551)                                                         384,551
                                                                        --------------
    TIME DEPOSITS (4.6%)
    Abbey National PLC
       5.27%, due 8/3/07                        (d)           961,377          961,377

    Bank of America Corp.
       5.29%, due 8/16/07                       (d)(e)        961,377          961,377
    Barclays
       5.31%, due 8/20/07                       (d)           769,102          769,102
    BNP Paribas
       5.28%, due 8/1/07                        (d)           672,964          672,964
    Calyon
       5.30%, due 8/13/07                       (d)           769,102          769,102
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (d)           769,102          769,102
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (d)            28,841           28,841
    Rabobank Nederland
       5.29%, due 8/24/07                       (d)         1,634,341        1,634,341
    Royal Bank of Canada
       5.285%, due 8/3/07                       (d)         1,442,066        1,442,066
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (d)         1,442,066        1,442,066
    Swedbank AB
       5.31%, due 10/1/07                       (d)           480,689          480,689
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (d)           865,240          865,240
    UBS AG
       5.285%, due 8/16/07                      (d)           769,102          769,102
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (d)           961,377          961,377
                                                                        --------------
    Total Time Deposits
       (Cost $12,526,746)                                                   12,526,746
                                                                        --------------
    Total Short-Term Investments
       (Cost $20,940,344)                                                   20,940,344
                                                                        --------------
    Total Investments
      (Cost $278,110,488)                       (f)             107.4%     293,632,518(g)
    Liabilities in Excess of
      Cash and Other Assets                                     (7.4)      (20,346,921)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  273,285,597
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change & daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(f)  The cost for federal income tax purposes is $279,583,528.

(g) At July 31, 2007 net unrealized appreciation was $14,048,990, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $24,772,171 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,723,181.

MAINSTAY CONVERTIBLE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    CONVERTIBLE SECURITIES (83.5%)              +
    CONVERTIBLE BONDS (72.5%)
    ADVERTISING (0.9%)
    Interpublic Group of Cos., Inc.
       4.50%, due 3/15/23                                 $ 4,040,000   $    4,277,350
                                                                        --------------
    AEROSPACE & DEFENSE (6.5%)
    AAR Corp.
       1.75%, due 2/1/26                        (a)         3,243,000        3,830,794
    DRS Technologies, Inc.
       2.00%, due 2/1/26                        (b)         5,117,000        5,360,057
    Edo Corp.
       4.00%, due 11/15/25                                  4,362,000        5,070,825
    L-3 Communications Corp.
       3.00%, due 8/1/35                        (b)         6,455,000        7,245,737
    Triumph Group, Inc.
       2.625%, due 10/1/26                      (b)         1,982,000        3,007,685
       2.625%, due 10/1/26                      (a)         4,721,000        7,164,117
                                                                        --------------
                                                                            31,679,215
                                                                        --------------
    AUTO PARTS & EQUIPMENT (0.5%)
    ArvinMeritor, Inc.
       4.00%, due 2/15/27
       (zero coupon), beginning 2/15/19         (a)(b)      2,415,000        2,378,775
                                                                        --------------
    BIOTECHNOLOGY (2.8%)
    Amgen, Inc.
       0.125%, due 2/1/11                       (b)         4,590,000        4,171,162
       0.125%, due 2/1/11                       (a)         5,275,000        4,793,656
    Citigroup Funding, Inc.
       (Genentech, Inc.)
       0.50%, due 2/3/11                        (c)         5,225,000        4,664,357
                                                                        --------------
                                                                            13,629,175
                                                                        --------------
    COMPUTERS (4.6%)

&   Credit Suisse USA, Inc.
       (Hewlett-Packard Co.)
       1.00%, due 3/23/11                       (c)        10,340,000       12,517,604
    EMC Corp.
       1.75%, due 12/1/11                       (b)         7,215,000        9,433,612
       1.75%, due 12/1/11                                     385,000          503,387
                                                                        --------------
                                                                            22,454,603
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (3.6%)
    Affiliated Managers Group, Inc.
       (zero coupon), due 5/7/21                            1,713,000        3,601,582
    KKR Financial Holdings LLC
       7.00%, due 7/15/12                       (a)(b)      5,365,000        5,009,569
    Merrill Lynch & Co., Inc.
       (zero coupon), due 3/13/32               (a)         7,665,000        8,963,451
                                                                        --------------
                                                                            17,574,602
                                                                        --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
    General Cable Corp.
       0.875%, due 11/15/13                                 4,944,000        8,299,740
                                                                        --------------
    ELECTRONICS (3.5%)
    Fisher Scientific International, Inc.
       2.50%, due 10/1/23                                   1,654,000        3,723,567
&      3.25%, due 3/1/24                        (a)         9,300,000       13,299,000
                                                                        --------------
                                                                            17,022,567
                                                                        --------------
    ENERGY - ALTERNATE SOURCES (1.3%)
    Covanta Holding Corp.
       1.00%, due 2/1/27                                    6,275,000        6,125,969
                                                                        --------------
    ENVIRONMENTAL CONTROL (1.8%)
    Waste Connections, Inc.
       3.75%, due 4/1/26                        (b)         2,510,000        2,804,925
       3.75%, due 4/1/26                        (a)         5,460,000        6,101,550
                                                                        --------------
                                                                             8,906,475
                                                                        --------------
    FOOD (3.4%)
&   Lehman Brothers Holdings, Inc.
       (Whole Foods Market, Inc.)
       Series WFMI
       1.25%, due 2/6/14                        (c)        11,978,000       10,888,002
    Spartan Stores, Inc.
       3.375%, due 5/15/27                      (b)         5,749,000        5,971,774
                                                                        --------------
                                                                            16,859,776
                                                                        --------------
    HEALTH CARE-PRODUCTS (5.9%)
    Bear Stearns Global Asset CI
       (Boston Scientific)
       Series BSX
       0.25%, due 1/26/14                       (b)(c)      2,440,000        1,994,456
    Henry Schein, Inc.
       3.00%, due 8/15/34                                   5,985,000        7,758,056
    Medtronic, Inc.
       1.625%, due 4/15/13                      (b)         2,230,000        2,335,925
       1.625%, due 4/15/13                                  9,583,000       10,038,192
    St. Jude Medical, Inc.
       1.22%, due 12/15/08                      (b)         6,760,000        6,869,850
                                                                        --------------
                                                                            28,996,479
                                                                        --------------

    HOUSEHOLD PRODUCTS & WARES (1.5%)
    Church & Dwight Co., Inc.
       5.25%, due 8/15/33                                   4,557,000        7,393,733
                                                                        --------------
    INTERNET (0.0%)                             ++
    At Home Corp.
       4.75%, due 12/15/07                      (d)(e)(f)   9,147,056              915
                                                                        --------------
    MEDIA (4.8%)
    Sinclair Broadcast Group, Inc.
       3.00%, due 5/15/27                                   9,790,000        9,251,550
    Sirius Satellite Radio, Inc.
       3.25%, due 10/15/11                                  2,694,000        2,367,353
&   Walt Disney Co. (The)
       2.125%, due 4/15/23                                 10,299,000       12,024,083
                                                                        --------------
                                                                            23,642,986
                                                                        --------------
    MINING (0.6%)
    Newmont Mining Corp.
       1.25%, due 7/15/14                       (b)         1,333,000        1,426,310
       1.625%, due 7/15/17                      (a)(b)      1,333,000        1,431,309
                                                                        --------------
                                                                             2,857,619
                                                                        --------------
    MISCELLANEOUS - MANUFACTURING (1.4%)
    Barnes Group, Inc.
       3.375%, due 3/15/27                      (b)         2,515,000        3,168,900
       3.375%, due 3/15/27                      (a)           853,000        1,074,780
       3.75%, due 8/1/25                                    1,553,000        2,426,563
                                                                        --------------
                                                                             6,670,243
                                                                        --------------
    OIL & GAS (5.9%)
    Chesapeake Energy Corp.
       2.50%, due 5/15/37                       (a)         9,230,000        9,310,763
    Pride International, Inc.
       3.25%, due 5/1/33                                    4,660,000        6,564,775
&   Transocean, Inc.
       1.50%, due 5/15/21                                   8,450,000       12,738,375
                                                                        --------------
                                                                            28,613,913
                                                                        --------------
    OIL & GAS SERVICES (8.6%)
&   Cameron International Corp.
       1.50%, due 5/15/24                                   6,375,000       14,519,063
&   Halliburton Co.
       3.125%, due 7/15/23                                  5,655,000       11,041,388
&   Schlumberger, Ltd.
       1.50%, due 6/1/23                                    6,362,000       16,668,440
                                                                        --------------
                                                                            42,228,891
                                                                        --------------
    PHARMACEUTICALS (6.6%)
    Mylan Laboratories, Inc.
       1.25%, due 3/15/12                       (a)         3,077,000        2,784,685
    Teva Pharmaceutical Finance
       Co. B.V.
       Series D
       1.75%, due 2/1/26                                    4,908,000        5,006,160
&   Teva Pharmaceutical Finance LLC
       Series A
       0.50%, due 2/1/24                        (a)        10,858,000       12,703,860
    Watson Pharmaceuticals, Inc.

       1.75%, due 3/15/23                                   3,820,000        3,609,900
    Wyeth
       4.886%, due 1/15/24                      (a)(g)      7,580,000        8,086,344
                                                                        --------------
                                                                            32,190,949
                                                                        --------------
    SOFTWARE (1.8%)
    Blackboard, Inc.
       3.25%, due 7/1/27                                    3,763,000        4,031,114
    Sybase, Inc.
       1.75%, due 2/22/25                       (a)         4,265,000        4,675,506
                                                                        --------------
                                                                             8,706,620
                                                                        --------------
    TELECOMMUNICATIONS (4.8%)
    Lucent Technologies, Inc.
       Series A
       2.875%, due 6/15/23                                  3,622,000        3,513,340
    NII Holdings, Inc.
       3.125%, due 6/15/12                      (b)         5,662,000        5,704,465
    SBA Communications Corp.
       0.375%, due 12/1/10                      (b)         7,392,000        8,168,160
       0.375%, due 12/1/10                      (a)         1,689,000        1,866,345
    Time Warner Telecom, Inc.
       2.375%, due 4/1/26                                   3,360,000        4,078,200
                                                                        --------------
                                                                            23,330,510
                                                                        --------------
    Total Convertible Bonds
       (Cost $320,214,823)                                                 353,841,105
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    CONVERTIBLE PREFERRED STOCKS (11.0%)
    AUTO MANUFACTURERS (0.9%)
    General Motors Corp.
       1.50% Series D                                          58,050        1,520,910
       5.25% Series B                                         147,500        2,979,500
                                                                        --------------
                                                                             4,500,410
                                                                        --------------
    CHEMICALS (1.5%)
    Celanese Corp.
       4.25%                                    (a)           148,210        7,217,827
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (2.7%)
    Affiliated Managers Group, Inc.
       5.10%                                                  110,600        6,345,675
    Vale Capital, Ltd.
       5.50% Series 1                                          83,550        4,334,574
       5.50% Series RIOP                                       41,800        2,253,020
                                                                        --------------
                                                                            12,933,269
                                                                        --------------
    INSURANCE (2.0%)
    MetLife, Inc.
       6.375%                                                 320,800        9,585,504
                                                                        --------------
    MINING (1.4%)
    Freeport-McMoRan Copper &
       Gold, Inc.
       6.75%                                                   49,660        7,029,373
                                                                        --------------

    PHARMACEUTICALS (1.1%)
    Schering-Plough Corp.
       6.00%                                                   84,700        5,466,538
                                                                        --------------
    TELECOMMUNICATIONS (0.7%)
    Lucent Technologies Capital Trust I
       7.75%                                                    3,307        3,388,022
                                                                        --------------
    TRANSPORTATION (0.7%)
    Bristow Group, Inc.
       5.50%                                                   55,400        3,404,330
                                                                        --------------
    Total Convertible Preferred Stocks
       (Cost $46,163,424)                                                   53,525,273
                                                                        --------------
    Total Convertible Securities
       (Cost $356,608,045)                                                 398,114,828
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (12.6%)
    AUTO MANUFACTURERS (0.8%)
    Ford Motor Co.                              (h)           475,914        4,050,028
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (0.7%)
    Citigroup, Inc.                                            69,170        3,221,247
                                                                        --------------
    ENGINEERING & CONSTRUCTION (1.0%)
    McDermott International, Inc.               (h)            61,350        5,088,369
                                                                        --------------
    HEALTH CARE-PRODUCTS (2.3%)
    Boston Scientific Corp.                     (h)           284,600        3,742,490
    Johnson & Johnson                                         122,000        7,381,000
                                                                        --------------
                                                                            11,123,490
                                                                        --------------
    IRON & STEEL (0.4%)
    Allegheny Technologies, Inc.                               16,000        1,678,880
                                                                        --------------
    MEDIA (0.6%)
    Charter Communications, Inc.
       Class A                                  (a)(h)        363,200        1,474,592
    News Corp. Class A                                         65,100        1,374,912
                                                                        --------------
                                                                             2,849,504
                                                                        --------------
    OIL & GAS (1.1%)
    Frontier Oil Corp.                                         28,100        1,088,313
    Hess Corp.                                                 71,800        4,394,160
                                                                        --------------
                                                                             5,482,473
                                                                        --------------
    OIL & GAS SERVICES (1.6%)
    Baker Hughes, Inc.                                         26,300        2,079,015
    Input/Output, Inc.                          (a)(h)        135,600        1,932,300
    Tidewater, Inc.                             (a)            55,400        3,790,468
                                                                        --------------
                                                                             7,801,783
                                                                        --------------
    RETAIL (2.6%)
&   Costco Wholesale Corp.                                    210,603       12,594,059
                                                                        --------------
    SOFTWARE (1.5%)

    Microsoft Corp.                                           259,500        7,522,905
                                                                        --------------
    Total Common Stocks
       (Cost $51,331,979)                                                   61,412,738
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (15.6%)
    COMMERCIAL PAPER (7.6%)
    American Honda Finance Corp.
       5.23%, due 8/21/07                                 $ 6,000,000        5,982,567
    Barton Capital LLC
       5.285%, due 8/6/07                       (i)         1,565,934        1,565,934
    Charta LLC
       5.303%, due 8/30/07                      (i)           786,806          786,806
    Den Danske Bank
       5.285%, due 8/6/07                       (i)         2,098,150        2,098,150
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (i)           524,538          524,538
    Grampian Funding LLC
       5.305%, due 8/6/07                       (i)         1,299,035        1,299,035
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (i)         1,298,650        1,298,650
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (i)         2,086,248        2,086,248
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (i)           786,806          786,806
    Ranger Funding
       5.302%, due 8/7/07                       (i)         1,822,431        1,822,431
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (i)         2,610,786        2,610,786
    Shell International Finance B.V.
       5.24%, due 8/9/07                        (b)         5,000,000        4,994,178
    Societe Generale North
       America, Inc.
       5.35%, due 8/1/07                                    8,225,000        8,225,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (i)         1,562,084        1,562,084
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (i)         1,567,470        1,567,470
                                                                        --------------
    Total Commercial Paper
       (Cost $37,210,683)                                                   37,210,683
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.8%)
    BGI Institutional Money Market Fund         (i)         3,894,723        3,894,723
                                                                        --------------
    Total Investment Company
       (Cost $3,894,723)                                                     3,894,723
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $1,049,235
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and
       maturity dates between 8/15/08-
       12/31/49, with a Principal
       Amount of $1,125,064 and a
       Market Value of $1,092,425)              (i)       $ 1,049,075        1,049,075
                                                                        --------------
    Total Repurchase Agreement
       (Cost $1,049,075)                                                     1,049,075
                                                                        --------------
    TIME DEPOSITS (7.0%)
    Abbey National PLC
       5.27%, due 8/3/07                        (i)         2,622,688        2,622,688
    Bank of America Corp.
       5.29%, due 8/16/07                       (g)(i)      2,622,688        2,622,688
    Barclays
       5.31%, due 8/20/07                       (i)         2,098,150        2,098,150
    BNP Paribas
       5.28%, due 8/1/07                        (i)         1,835,881        1,835,881
    Calyon
       5.30%, due 8/13/07                       (i)         2,098,150        2,098,150
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (i)         2,098,150        2,098,150
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (i)            78,681           78,681
    Rabobank Nederland
       5.29%, due 8/24/07                       (i)         4,458,569        4,458,569
    Royal Bank of Canada
       5.285%, due 8/3/07                       (i)         3,934,032        3,934,032
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (i)         3,934,032        3,934,032
    Swedbank AB
       5.31%, due 10/1/07                       (i)         1,311,344        1,311,344
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (i)         2,360,419        2,360,419
    UBS AG
       5.285%, due 8/16/07                      (i)         2,098,150        2,098,150
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (i)         2,622,688        2,622,688
                                                                        --------------
    Total Time Deposits
       (Cost $34,173,622)                                                   34,173,622
                                                                        --------------
    Total Short-Term Investments
       (Cost $76,328,103)                                                   76,328,103
                                                                        --------------
    Total Investments
       (Cost $494,038,329)                      (j)             111.7%     545,107,219(k)
    Liabilities in Excess of
       Cash and Other Assets                                    (11.7)     (57,077,686)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  488,029,533
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(d) Illiquid security. The total market value of the security at July 31, 2007 is $915, which represents 0.0% of the Fund's net assets.

(e)  Issue in default.

(f) Fair valued security. The total market value of the security at July 31, 2007 is $915, which reflects 0.0% of the Fund's net assets.

(g)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(h)  Non-income producing security.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $495,466,338.

(k) At July 31, 2007 net unrealized appreciation was $49,640,881, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $59,173,023 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,532,142.

MAINSTAY DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    LONG-TERM BONDS (88.7%)                 +
    ASSET-BACKED SECURITIES (1.3%)
    AUTOMOBILE (0.0%)                       ++
    Superior Wholesale Inventory
       Financing Trust
       Series 2007-AE1, Class A
       5.42%, due 1/15/12                   (a)        $       50,000   $       49,986
                                                                        --------------
    CONSUMER FINANCE (0.2%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                    253,104          247,245
                                                                        --------------
    CONSUMER LOANS (0.1%)
    Atlantic City Electric Transition
       Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                     75,000           74,509
                                                                        --------------
    CREDIT CARDS (0.1%)
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.54%, due 1/9/12                    (a)               140,000          139,967
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Bank of America Credit Card Trust
       Series 2006-C4, Class C4
       5.55%, due 11/15/11                  (a)               130,000          130,023
    Dunkin Securitization
       Series 2006-1, Class A2
       5.779%, due 6/20/31                  (b)               110,000          111,062
    USXL Funding LLC
       Series 2006-1A, Class A
       5.379%, due 4/15/14                  (b)                75,577           75,609
                                                                        --------------
                                                                               316,694
                                                                        --------------
    ELECTRIC (0.3%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                      313,643          333,638
                                                                        --------------
    ENTERTAINMENT (0.1%)
    United Artists Theatre Circuit, Inc.
       Series 1995-A
       9.30%, due 7/1/15                    (c) (d)            80,528           72,475
                                                                        --------------
    HOME EQUITY (0.2%)
    Citicorp Residential Mortgage
       Securities, Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                    100,000           99,482
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                    120,000          119,732
                                                                        --------------
                                                                               219,214
                                                                        --------------
    Total Asset-Backed Securities
       (Cost $1,432,086)                                                     1,453,728
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    CONVERTIBLE BONDS (0.7%)
    INSURANCE (0.1%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10                        35,000           33,950
                                                                        --------------
    INTERNET (0.0%)                         ++
    At Home Corp.
       4.75%, due 12/15/07                  (c)(d)(e)         504,238               50
                                                                        --------------
    PHARMACEUTICALS (0.4%)
    Wyeth
       4.886%, due 1/15/24                  (a)               430,000          458,724
                                                                        --------------
    TELECOMMUNICATIONS (0.2%)
    Nortel Networks Corp.
       4.25%, due 9/1/08                                      240,000          236,400
                                                                        --------------
    Total Convertible Bonds
       (Cost $703,740)                                                         729,124
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    CORPORATE BONDS (24.2%)
    ADVERTISING (0.2%)
    Lamar Media Corp.
       6.625%, due 8/15/15                                    120,000          109,200
    Vertis, Inc.
       9.75%, due 4/1/09                                       75,000           74,812
                                                                        --------------
                                                                               184,012
                                                                        --------------
    AEROSPACE & DEFENSE (0.2%)
    Sequa Corp.
       8.875%, due 4/1/08                                     207,000          210,105
                                                                        --------------
    AGRICULTURE (0.3%)
    Reynolds American, Inc.
       7.625%, due 6/1/16                   (f)               210,000          216,776
       7.75%, due 6/1/18                                      150,000          154,133
                                                                        --------------
                                                                               370,909
                                                                        --------------
    AIRLINES (0.2%)
    Delta Air Lines, Inc.
       2.875%, due 2/6/24                                      55,000            3,575
       2.875%, due 2/18/24                  (b)                30,000            1,950
       8.00%, due 6/3/23                                       81,000            5,265
       8.00%, due 12/15/29                                    505,000           34,087
       9.75%, due 5/15/21                                       5,000              337
       10.00%, due 8/15/08                                     35,000            2,275
       10.375%, due 12/15/22                                   10,000              650
    Northwest Airlines, Inc.
       (Escrow shares)
       7.625%, due 11/15/23                                   117,700           14,712
       7.875%, due 3/15/08                                     25,000            3,062

       8.70%, due 3/15/08                                       5,000              650
       8.875%, due 6/1/08                                      30,000            3,675
       9.875%, due 3/15/08                                     65,000            8,450
       10.00%, due 2/1/09                                     168,300           21,458
    Southwest Airlines Co.
       5.75%, due 12/15/16                                     90,000           85,857
                                                                        --------------
                                                                               186,003
                                                                        --------------
    APPAREL (0.1%)
    Unifi, Inc.
       11.50%, due 5/15/14                                     95,000           91,200
                                                                        --------------
    AUTO PARTS & EQUIPMENT (0.7%)
    FleetPride Corp.
       11.50%, due 10/1/14                  (b)               235,000          242,050
    Goodyear Tire & Rubber Co. (The)
       11.25%, due 3/1/11                                     360,000          386,100
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                      65,000           60,775
       8.75%, due 12/1/16                                      45,000           41,625
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                 (f)                20,000           20,000
                                                                        --------------
                                                                               750,550
                                                                        --------------
    BANKS (0.3%)
    Fremont General Corp.
       Series B
       7.875%, due 3/17/09                  (f)                75,000           71,625
    USB Capital IX
       6.189%, due 4/15/11                  (a)               135,000          133,415
    Wachovia Corp.
       5.50%, due 8/1/35                                      110,000           98,360
                                                                        --------------
                                                                               303,400
                                                                        --------------
    BEVERAGES (0.1%)
    Constellation Brands, Inc.
       7.25%, due 5/15/17                   (b)                95,000           88,825
                                                                        --------------
    BUILDING MATERIALS (0.4%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                                      75,000           72,750
    Dayton Superior Corp.
       10.75%, due 9/15/08                                    120,000          121,200
    Panolam Industries International, Inc.
       10.75%, due 10/1/13                  (b)               160,000          155,200
    USG Corp.
       6.30%, due 11/15/16                                     50,000           49,408
                                                                        --------------
                                                                               398,558
                                                                        --------------
    CHEMICALS (0.4%)
    Equistar Chemicals, L.P.
       10.625%, due 5/1/11                                    157,000          164,065
    Millennium America, Inc.
       7.625%, due 11/15/26                                   149,000          135,590
    Mosaic Global Holdings, Inc.
       7.625%, due 12/1/16                  (b)                40,000           40,200
    Tronox Worldwide LLC/
       Tronox Finance Corp.
       9.50%, due 12/1/12                                     110,000          108,900
                                                                        --------------
                                                                               448,755
                                                                        --------------

    COAL (0.1%)
    Peabody Energy Corp.
       7.375%, due 11/1/16                                     95,000           92,862
       7.875%, due 11/1/26                                     60,000           57,600
                                                                        --------------
                                                                               150,462
                                                                        --------------
    COMMERCIAL SERVICES (0.7%)
    Cardtronics, Inc.
       9.25%, due 8/15/13                                     100,000           96,000
       9.25%, due 8/15/13                   (b)                65,000           62,400
    Great Lakes Dredge &
       Dock Corp.
       7.75%, due 12/15/13                                     60,000           57,375
    iPayment, Inc.
       9.75%, due 5/15/14                                     135,000          128,925
    Language Line, Inc.
       11.125%, due 6/15/12                                   125,000          132,500
    Phoenix Color Corp.
       13.00%, due 2/1/09                                      91,000           91,000
    Protection One Alarm
       Monitoring, Inc.
       Series B
       8.125%, due 1/15/09                                     65,000           65,975
    Service Corp. International
       7.375%, due 10/1/14                                     90,000           87,525
       7.625%, due 10/1/18                                     90,000           85,725
    Vertrue, Inc.
       9.25%, due 4/1/14                                       10,000           10,600
                                                                        --------------
                                                                               818,025
                                                                        --------------
    COMPUTERS (0.3%)
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                     145,000          138,112
       4.875%, due 1/15/14                                     40,000           34,400
       9.125%, due 8/15/13                                    130,000          130,650
                                                                        --------------
                                                                               303,162
                                                                        --------------
    DISTRIBUTION & WHOLESALE (0.1%)
    Varietal Distribution Merger
       Sub, Inc.
       10.25%, due 7/15/15                  (b) (g)           155,000          145,312
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (3.3%)
    American Real Estate Partners, L.P./
       American Real Estate Finance Corp.
       8.125%, due 6/1/12                                     530,000          508,800
    AmeriCredit Corp.
       8.50%, due 7/1/15                    (b)                90,000           86,400
    Bear Stearns Cos., Inc. (The)
       2.875%, due 7/2/08                                     230,000          224,438
    Chukchansi Economic
       Development Authority
       8.00%, due 11/15/13                  (b)                45,000           45,000
    Ford Motor Credit Co. LLC
       7.375%, due 10/28/09                                   105,000          101,369
       7.80%, due 6/1/12                                      235,000          223,744
       7.875%, due 6/15/10                                     10,000            9,563
    General Motors Acceptance Corp. LLC
       6.625%, due 5/15/12                                    160,000          146,385
       8.00%, due 11/1/31                                     795,000          746,569
    Hawker Beechcraft Acquisition Co.
       LLC/Hawker Beechcraft Co.
       8.50%, due 4/1/15                    (b)                65,000           65,000
       9.75%, due 4/1/17                    (b) (f)            25,000           24,750
    Idearc, Inc.

       8.00%, due 11/15/16                                    265,000          251,087
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                                     100,000           99,000
       11.00%, due 5/15/12                                    175,000          171,500
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                   (b)               100,000           96,257
    Rainbow National Services LLC
       8.75%, due 9/1/12                    (b)                90,000           92,250
       10.375%, due 9/1/14                  (b)               260,000          283,400
    Regency Energy Partners, L.P./
       Regency Energy Finance Corp.
       8.375%, due 12/15/13                 (b)               130,000          133,900
    Residential Capital Corp.
       6.50%, due 4/17/13                                      95,000           85,251
    Ucar Finance, Inc.
       10.25%, due 2/15/12                                    107,000          111,815
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                   (f)               165,000          153,450
                                                                        --------------
                                                                             3,659,928
                                                                        --------------
    ELECTRIC (1.5%)
    AES Corp. (The)
       9.00%, due 5/15/15                   (b)               400,000          421,000
    Calpine Corp.
       8.50%, due 7/15/10                   (b)               361,000          380,855
       9.875%, due 12/1/11                  (b)                29,000           30,740
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                     185,000          178,165
    NRG Energy, Inc.
       7.25%, due 2/1/14                                       70,000           67,550
       7.375%, due 2/1/16                                     120,000          115,800
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                     20,000           20,224
    Reliant Energy Mid-Atlantic
       Power Holdings LLC
       Series C
       9.681%, due 7/2/26                                     145,000          168,562
    Reliant Energy, Inc.
       7.625%, due 6/15/14                                     25,000           23,875
       7.875%, due 6/15/17                  (f)               210,000          199,500
                                                                        --------------
                                                                             1,606,271
                                                                        --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.0%) ++
    Emerson Electric Co.
       6.00%, due 8/15/32                                      50,000           50,452
                                                                        --------------
    ENERGY - ALTERNATE SOURCES (0.1%)
    VeraSun Energy Corp.
       9.375%, due 6/1/17                   (b)                85,000           77,350
                                                                        --------------
    ENTERTAINMENT (1.1%)
    Gaylord Entertainment Co.
       8.00%, due 11/15/13                                    200,000          198,000
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                     115,000          115,575
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                     25,000           24,406
       6.875%, due 2/15/15                                     10,000            9,312
       7.125%, due 8/15/14                                     20,000           19,350
       8.00%, due 4/1/12                                       85,000           86,062

    Penn National Gaming, Inc.
       6.75%, due 3/1/15                                      110,000          112,337
       6.875%, due 12/1/11                                     30,000           30,450
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                      290,000          276,950
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                     295,000          285,412
                                                                        --------------
                                                                             1,157,854
                                                                        --------------
    ENVIRONMENTAL CONTROL (0.2%)
    Geo Sub Corp.
       11.00%, due 5/15/12                                    250,000          246,250
                                                                        --------------
    FOOD (0.2%)
    Pilgrims Pride Corp.
       7.625%, due 5/1/15                                      25,000           24,125
       8.375%, due 5/1/17                   (f)                35,000           33,250
    Smithfield Foods, Inc.
       7.75%, due 7/1/17                                       65,000           62,725
    Stater Brothers Holdings
       7.75%, due 4/15/15                   (b)                85,000           79,050
       8.125%, due 6/15/12                                     20,000           19,300
                                                                        --------------
                                                                               218,450
                                                                        --------------
    FOREST PRODUCTS & PAPER (0.6%)
    Bowater, Inc.
       9.375%, due 12/15/21                                   180,000          158,400
       9.50%, due 10/15/12                                      5,000            4,700
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                   (b)               110,000          101,200
       7.125%, due 1/15/17                  (b)               180,000          165,600
       7.75%, due 11/15/29                                      4,000            3,600
       8.00%, due 1/15/24                                      68,000           62,050
       8.875%, due 5/15/31                                    160,000          152,000
                                                                        --------------
                                                                               647,550
                                                                        --------------
    HAND & MACHINE TOOLS (0.1%)
    Thermadyne Holdings Corp.
       10.50%, due 2/1/14                   (f)                65,000           62,400
                                                                        --------------
    HEALTH CARE-PRODUCTS (0.3%)
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                     165,000          170,775
    PTS Acquisition Corp.
       9.50%, due 4/15/15                   (b) (g)           145,000          129,775
                                                                        --------------
                                                                               300,550
                                                                        --------------
    HEALTH CARE-SERVICES (1.0%)
    Alliance Imaging, Inc.
       7.25%, due 12/15/12                                     65,000           61,100
    Centene Corp.
       7.25%, due 4/1/14                                       85,000           80,750
    Community Health Systems, Inc.
       8.875%, due 7/15/15                  (b)               215,000          208,819
    HCA, Inc.
       6.30%, due 10/1/12                                     130,000          107,900
       8.75%, due 9/1/10                                       35,000           34,037
       9.25%, due 11/15/16                  (b)               170,000          168,725
    Highmark, Inc.
       6.80%, due 8/15/13                   (b)               245,000          255,346

    Psychiatric Solutions, Inc.
       7.75%, due 7/15/15                   (b)                90,000           85,500
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                                     52,000           55,640
                                                                        --------------
                                                                             1,057,817
                                                                        --------------
    HOLDING COMPANIES - DIVERSIFIED (0.1%)
    Kansas City Southern Railway
       9.50%, due 10/1/08                                     110,000          112,887
                                                                        --------------
    HOUSEHOLD PRODUCTS & WARES (0.1%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                                    100,000           93,500
    Jarden Corp.
       7.50%, due 5/1/17                                       75,000           67,500
                                                                        --------------
                                                                               161,000
                                                                        --------------
    INSURANCE (0.8%)
    Crum & Forster Holdings Corp.
       7.75%, due 5/1/17                    (b)               220,000          211,200
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                    155,000          151,661
    HUB International Holdings, Inc.
       9.00%, due 12/15/14                  (b)               195,000          175,500
    Liberty Mutual Group, Inc.
       7.80%, due 3/15/37                   (b)                70,000           60,861
    Lumbermens Mutual Casualty
       8.45%, due 12/1/97                   (b) (e)            35,000              262
       9.15%, due 7/1/26                    (b) (e)           535,000            4,012
    Travelers Cos., Inc. (The)
       6.25%, due 3/15/37                   (a)               110,000          103,378
    USI Holdings Corp.
       9.23%, due 11/15/14                  (a) (b)            35,000           33,250
       9.75%, due 5/15/15                   (b)                95,000           90,250
                                                                        --------------
                                                                               830,374
                                                                        --------------
    IRON & STEEL (0.2%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                                     20,000           20,000
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                                   185,000          191,475
                                                                        --------------
                                                                               211,475
                                                                        --------------
    LODGING (0.5%)
    Boyd Gaming Corp.
       7.75%, due 12/15/12                                    225,000          225,000
    MGM Mirage, Inc.
       7.50%, due 6/1/16                                      115,000          106,950
    MTR Gaming Group, Inc.
       Series B
       9.00%, due 6/1/12                                      115,000          117,875
    Park Place Entertainment Corp.
       7.00%, due 4/15/13                                     100,000          103,000
       8.875%, due 9/15/08                                     35,000           35,700
                                                                        --------------
                                                                               588,525
                                                                        --------------
    MACHINERY - CONSTRUCTION & MINING (0.1%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                     145,000          141,512
                                                                        --------------

    MEDIA (2.0%)
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                     470,000          458,250
    LBI Media, Inc.
       8.50%, due 8/1/17                    (b)                80,000           77,600
    MediaNews Group, Inc.
       6.875%, due 10/1/13                                     65,000           54,600
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                      220,000          191,950
    Paxson Communications Corp.
       8.61%, due 1/15/12                   (a) (b)           115,000          113,850
       11.61%, due 1/15/13                  (a) (b)           500,000          505,000
    Time Warner
       Entertainment Co., L.P.
       10.15%, due 5/1/12                                     415,000          486,958
    Viacom, Inc.
       5.75%, due 4/30/11                                     145,000          144,494
    Ziff Davis Media, Inc.
       11.356%, due 5/1/12                  (a)               135,000          133,650
                                                                        --------------
                                                                             2,166,352
                                                                        --------------
    METAL FABRICATE & HARDWARE (0.2%)
    Metals USA, Inc.
       11.125%, due 12/1/15                                    75,000           79,875
    Neenah Foundary Co.
       9.50%, due 1/1/17                                      130,000          115,700
                                                                        --------------
                                                                               195,575
                                                                        --------------
    MINING (0.2%)
    Freeport-McMoRan Copper
       & Gold, Inc.
       8.25%, due 4/1/15                                       55,000           57,612
       8.375%, due 4/1/17                                     135,000          141,750
                                                                        --------------
                                                                               199,362
                                                                        --------------
    MISCELLANEOUS - MANUFACTURING (0.2%)
    Actuant Corp.
       6.875%, due 6/15/17                  (b)                85,000           80,750
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                                      185,000          178,525
                                                                        --------------
                                                                               259,275
                                                                        --------------
    OIL & GAS (2.5%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                     225,000          201,937
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                     215,000          198,337
       6.875%, due 11/15/20                                    25,000           23,281
    Energy Partners, Ltd.
       10.485%, due 4/15/13                 (a) (b)            90,000           88,650
    Enterprise Products
       Operating, L.P.
       Series B
       6.65%, due 10/15/34                                    130,000          127,422
    Forest Oil Corp.
       7.25%, due 6/15/19                   (b)                90,000           83,925
       8.00%, due 12/15/11                                    210,000          211,575
    Hilcorp Energy I, L.P./
       Hilcorp Finance Co.
       9.00%, due 6/1/16                    (b)               100,000           99,500
    Mariner Energy, Inc.
       7.50%, due 4/15/13                                     230,000          217,925
    Newfield Exploration Co.
       6.625%, due 4/15/16                                     15,000           14,175

    Parker Drilling Co.
       9.625%, due 10/1/13                                     80,000           85,100
    Pemex Project Funding
       Master Trust
       7.875%, due 2/1/09                                     500,000          514,625
    Petroquest Energy, Inc.
       10.375%, due 5/15/12                                    85,000           85,425
    Pogo Producing Co.
       6.625%, due 3/15/15                                    105,000          105,262
       6.875%, due 10/1/17                                    310,000          311,550
    Stone Energy Corp.
       6.75%, due 12/15/14                                     75,000           67,875
    Venoco, Inc.
       8.75%, due 12/15/11                                     45,000           45,000
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                      220,000          205,700
                                                                        --------------
                                                                             2,687,264
                                                                        --------------
    OIL & GAS SERVICES (0.2%)
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                                       70,000           67,025
       9.00%, due 1/15/14                                      70,000           69,300
    Complete Production
       Services, Inc.
       8.00%, due 12/15/16                                     95,000           91,200
                                                                        --------------
                                                                               227,525
                                                                        --------------
    PACKAGING & CONTAINERS (0.0%)              ++
    Owens-Brockway Glass
       Container, Inc.
       8.75%, due 11/15/12                                     10,000           10,400
       8.875%, due 2/15/09                                     45,000           45,562
                                                                        --------------
                                                                                55,962
                                                                        --------------
    PHARMACEUTICALS (0.2%)
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                     240,000          254,582
                                                                        --------------
    PIPELINES (0.8%)
    ANR Pipeline Co.
       9.625%, due 11/1/21                                    155,000          203,418
    Copano Energy LLC
       8.125%, due 3/1/16                                     115,000          115,000
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                     25,000           26,511
       7.625%, due 8/1/10                                     205,000          212,817
    MarkWest Energy Partners, L.P./
       MarkWest Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                    145,000          134,850
       8.50%, due 7/15/16                                      40,000           40,000
    Pacific Energy Partners, L.P./
       Pacific Energy Finance Corp.
       7.125%, due 6/15/14                                    115,000          117,340
                                                                        --------------
                                                                               849,936
                                                                        --------------
    REAL ESTATE (0.1%)
    Host Hotels & Resorts, L.P.
       6.875%, due 11/1/14                                    115,000          110,975
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (0.4%)
    Omega Healthcare
       Investors, Inc.
       7.00%, due 4/1/14                                      145,000          138,475
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                      230,000          247,645

                                                                        --------------
                                                                               386,120
                                                                        --------------
    RETAIL (1.0%)
    Burlington Coat Factory
       Warehouse Corp.
       11.125%, due 4/15/14                                    90,000           80,550
    CVS Caremark Corp.
       5.789%, due 1/10/26                  (b)               100,127           97,497
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                       60,000           56,400
    Rite Aid Corp.
       7.50%, due 1/15/15                                     245,000          229,075
       8.625%, due 3/1/15                                     150,000          129,000
       9.375%, due 12/15/15                 (b)                75,000           66,750
       9.50%, due 6/15/17                   (b)                70,000           61,950
    Sbarro, Inc.
       10.375%, due 2/1/15                                     35,000           30,625
    Star Gas Partners, L.P./
       Star Gas Finance Co.
       Series B
       10.25%, due 2/15/13                                    171,000          176,985
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                     160,000          140,000
                                                                        --------------
                                                                             1,068,832
                                                                        --------------
    SOFTWARE (0.1%)
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                                    110,000          121,000
                                                                        --------------
    TELECOMMUNICATIONS (1.9%)
    Citizens Communications Co.
       6.625%, due 3/15/15                                    165,000          148,500
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                     40,000           42,450
       Series B
       8.375%, due 11/1/11                                     70,000           74,287
       9.875%, due 11/1/12                                     75,000           80,156
    GCI, Inc.
       7.25%, due 2/15/14                                     135,000          124,200
    Intelsat Corp.
       9.00%, due 6/15/16                                     145,000          145,362
    Lucent Technologies, Inc.
       6.45%, due 3/15/29                                     360,000          307,800
    New Cingular Wireless
       Services, Inc.
       8.75%, due 3/1/31                                      150,000          185,637
    PanAmSat Corp.
       9.00%, due 8/15/14                                      92,000           92,575
    Qwest Communications
       International, Inc.
       7.25%, due 2/15/11                                     215,000          208,550
       Series B
       7.50%, due 2/15/14                                     190,000          182,400
    Qwest Corp.
       5.625%, due 11/15/08                                    15,000           14,869
       7.50%, due 10/1/14                                     180,000          176,400
       7.50%, due 6/15/23                                     195,000          184,275
       8.875%, due 3/15/12                                    100,000          105,125
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                      55,000           51,904
                                                                        --------------
                                                                             2,124,490
                                                                        --------------
    TRANSPORTATION (0.0%)                   ++
    St. Acquisition Corp.
       12.50%, due 5/15/17                  (b) (f)            75,000           53,250
                                                                        --------------
    TRUCKING & LEASING (0.1%)
    Greenbrier Cos., Inc.
       8.375%, due 5/15/15                                     70,000            68,950
                                                                         --------------
    Total Corporate Bonds
       (Cost $26,842,648)                                                    26,409,373
                                                                         --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    CORPORATE BONDS - FOREIGN (14.7%)
    ARGENTINA (0.2%)
    Loma Negra Compania
       Industrial Argentina S.A.
       7.25%, due 3/15/13                   (b)               100,000           95,250
    Telecom Personal S.A.
       9.25%, due 12/22/10                  (b)               100,000           99,500
                                                                        --------------
                                                                               194,750
                                                                        --------------
    BAHAMAS (0.1%)
    Ultrapetrol, Ltd.
       9.00%, due 11/24/14                                    100,000          100,125
                                                                        --------------
    BERMUDA (1.4%)
    AES China Generating Co., Ltd.
       8.25%, due 6/26/10                                     230,000          229,143
    Asia Aluminum Holdings, Ltd.
       8.00%, due 12/23/11                  (b)               500,000          475,000
    Citic Resources Finance, Ltd.
       6.75%, due 5/15/14                   (b)               200,000          188,500
    Hopson Development Holdings, Ltd.
       8.125%, due 11/9/12                  (b)               150,000          141,375
    Intelsat Subsidiary
       Holding Co., Ltd.
       8.25%, due 1/15/13                                     230,000          228,850
    Shanghai Real Estate, Ltd.
       8.625%, due 4/24/13                                    200,000          196,950
                                                                        --------------
                                                                             1,459,818
                                                                        --------------
    BRAZIL (1.1%)
    Braskem S.A.
       Series Reg S
       9.375%, due 6/1/15                                     150,000          161,625
    Caue Finance, Ltd.
       8.875%, due 8/1/15                   (b)               200,000          215,500
    Companhia Brasileira de Bebidas
       10.50%, due 12/15/11                                   165,000          190,988
    Companhia de Saneamento
       Basico do Estado de
       Sao Paulo
       7.50%, due 11/3/16                   (b)               215,000          214,463
    JBS S.A.
       10.50%, due 8/4/16                   (b)               100,000          103,750
    TAM Capital, Inc.
       7.375%, due 4/25/17                  (b)               400,000          354,000
                                                                        --------------
                                                                             1,240,326
                                                                        --------------
    CANADA (1.3%)
    Angiotech
       Pharmaceuticals, Inc.
       7.75%, due 4/1/14                    (f)                85,000           77,563
       9.11%, due 12/1/13                   (a)                60,000           60,750
    Bowater Canada Finance
       7.95%, due 11/15/11                                     65,000           56,550

    CanWest MediaWorks, Inc.
       8.00%, due 9/15/12                                     115,000          110,400
    CanWest MediaWorks, L.P.
       9.25%, due 8/1/15                    (b)               120,000          116,400
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                  (b) (f)           115,000          120,175
    Nova Chemicals Corp.
       8.484%, due 11/15/13                 (a)                65,000           63,375
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                     180,000          169,200
    Quebecor World, Inc.
       9.75%, due 1/15/15                   (b)               135,000          129,600
    Shaw Communications, Inc.
       7.50%, due 11/20/13                             C$     225,000          224,549
    Sun Media Corp.
       7.625%, due 2/15/13                             $      210,000          203,700
    Videotron, Ltee
       6.375%, due 12/15/15                                   120,000          106,800
                                                                        --------------
                                                                             1,439,062
                                                                        --------------
    CAYMAN ISLANDS (1.1%)
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                    (b) (f)           395,000          362,413
    Shimao Property
       Holdings, Ltd.
       8.00%, due 12/1/16                   (b)               200,000          190,000
    Vale Overseas, Ltd.
       6.25%, due 1/11/16                                     200,000          198,262
       6.25%, due 1/23/17                                      65,000           64,341
       6.875%, due 11/21/36                                   380,000          369,645
       8.25%, due 1/17/34                                      50,000           56,451
                                                                        --------------
                                                                             1,241,112
                                                                        --------------
    CHILE (0.2%)
    AES Gener S.A.
       7.50%, due 3/25/14                   (f)               250,000          251,728
                                                                        --------------
    GERMANY (0.7%)
    Kreditanstalt fuer
       Wiederaufbau
       Series E
       5.50%, due 9/15/09                              L      140,000          281,727
       Series E
       11.75%, due 8/8/08                              ISK 12,000,000          193,738
    Kyivstar GSM
       10.375%, due 8/17/09                 (b)        $      275,000          288,750
                                                                        --------------
                                                                               764,215
                                                                        --------------
    LUXEMBOURG (2.1%)
    Evraz Group S.A.
       8.25%, due 11/10/15                  (b)               200,000          200,360
    FMC Finance III S.A.
       6.875%, due 7/15/17                  (b)               215,000          206,938
    Gazprom International S.A.
       7.201%, due 2/1/20                   (b)               190,751          193,135
       7.201%, due 2/1/20                                     288,988          295,721
    Millicom International
       Cellular S.A.
       10.00%, due 12/1/13                                    300,000          317,250
    Norilsk Nickel Finance
       Luxembourg S.A.
       7.125%, due 9/30/09                                    200,000          202,474
    OJSC Russian
       Agricultural Bank
       7.175%, due 5/16/13                  (b)               100,000          102,630

    OJSC Vimpel
       Communications
       8.25%, due 5/23/16                   (b)              300,000           307,191
    Tengizchevroil Finance
       Co. S.A.R.L.
       6.124%, due 11/15/14                 (b)              100,000            97,500
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                   (b)              395,000           396,481
                                                                        --------------
                                                                             2,319,680
                                                                        --------------
    MEXICO (1.8%)
    America Movil S.A. de C.V.
       5.50%, due 3/1/14                                      100,000           95,616
    America Movil SAB de C.V.
       8.46%, due 12/18/36                             MXN  2,500,000          230,603
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                  (b)        $      150,000          148,920
       6.50%, due 12/15/15                                     45,000           44,676
    Grupo Gigante S.A. de C.V.
       8.75%, due 4/13/16                   (b)               400,000          406,000
    Grupo Televisa S.A.
       6.625%, due 3/18/25                                    500,000          509,826
       8.49%, due 5/11/37                   (b)        MXN  2,500,000          229,993
    Kansas City Southern de
       Mexico S.A. de C.V.
       7.375%, due 6/1/14                   (b)        $       30,000           29,100
    Telefonos de Mexico S.A. de C.V.
       5.50%, due 1/27/15                                     290,000          284,706
                                                                        --------------
                                                                             1,979,440
                                                                        --------------
    NETHERLANDS (1.5%)
    ATF Capital B.V.
       9.25%, due 2/21/14                   (b)               110,000          114,950
    Coca-Cola HBC Finance B.V.
       5.125%, due 9/17/13                                     50,000           49,213
    Electricidad de Caracas
       Finance B.V.
       10.25%, due 10/15/14                 (b)                95,000           97,850
    Excelcomindo Finance Co. B.V.
       7.125%, due 1/18/13                  (b)               100,000           98,250
    Intergen N.V.
       9.00%, due 6/30/17                   (b)               210,000          206,850
    Kazkommerts
       International B.V.
       7.625%, due 2/13/12                             L       50,000           94,446
       8.50%, due 4/16/13                   (b)        $      400,000          396,000
    Lukoil International
       Finance B.V.
       6.356%, due 6/7/17                   (b)               100,000           94,160
    Majapahit Holdings B.V.
       7.75%, due 10/17/16                  (b)               100,000           96,750
    Temir Capital B.V. for
       JSC TemirBank
       9.50%, due 5/21/14                   (b)               300,000          285,000
    TuranAlem Finance B.V.
       7.75%, due 4/25/13                   (b)               100,000           91,500
                                                                        --------------
                                                                             1,624,969
                                                                        --------------
    PANAMA (0.2%)
    AES El Salvador Trust
       6.75%, due 2/1/16                    (b)               200,000          197,420
                                                                        --------------
    PHILIPPINES (0.2%)
    National Power Corp.
       6.875%, due 11/2/16                  (b)               200,000          191,750
                                                                        --------------

    QATAR (0.2%)
    Ras Laffan Liquefied
       Natural Gas Co.,
       Ltd. III
       6.332%, due 9/30/27                  (b)               250,000          247,193
                                                                        --------------
    RUSSIA (0.3%)
    OAO Gazprom
       9.625%, due 3/1/13                   (b)               160,000          182,000
    Siberian Oil Co.
       Series Reg S
       10.75%, due 1/15/09                                    100,000          105,730
                                                                        --------------
                                                                               287,730
                                                                        --------------
    SOUTH KOREA (0.1%)
    Hynix Semiconductor, Inc.
       7.875%, due 6/27/17                  (b)               100,000           94,250
                                                                        --------------
    SUPRANATIONAL (0.9%)
    Inter-American
       Development Bank
       13.00%, due 6/20/08                             ISK 15,000,000          244,846
    INVISTA
       9.25%, due 5/1/12                    (b)        $      355,000          365,650
    NXP B.V. / NXP Funding LLC
       7.875%, due 10/15/14                                   255,000          235,875
       9.50%, due 10/15/15                  (f)               170,000          147,475
                                                                        --------------
                                                                               993,846
                                                                        --------------
    UNITED ARAB EMIRATES (0.6%)
    DP World, Ltd.
       6.85%, due 7/2/37                    (b)               600,000          589,767
                                                                        --------------
    UNITED KINGDOM (0.7%)
    BSKYB Finance UK PLC
       6.50%, due 10/15/35                  (b)                95,000           92,876
    Galaxy Entertainment
       Finance Co., Ltd.
       9.875%, due 12/15/12                 (b)                55,000           58,781
    Independent News & Media
       Finance, Ltd.
       5.75%, due 5/17/09                              E      300,000          411,984
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12
       10.375%, beginning 11/15/08                     $      250,000          232,500
                                                                        --------------
                                                                               796,141
                                                                        --------------
    Total Corporate Bonds - Foreign
       (Cost $16,158,300)                                                   16,013,322
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    FOREIGN GOVERNMENT BONDS (23.2%)
    ARGENTINA (0.2%)
    Republic of Argentina
       8.28%, due 12/31/33                                    290,239          245,252
                                                                        --------------
    AUSTRALIA (0.5%)
    Commonwealth of Australia
       7.50%, due 9/15/09                              A$     570,000          495,900
                                                                        --------------
    AUSTRIA (0.8%)
    Republic of Austria
       4.65%, due 1/15/18                              E      643,000          894,350
                                                                        --------------

    BELGIUM (0.5%)
    Kingdom of Belgium
       5.00%, due 9/28/11                                     400,000          559,544
                                                                        --------------
    BRAZIL (2.8%)
    Federal Republic of Brazil
&      8.25%, due 1/20/34                              $    1,321,000        1,575,293
&      12.50%, due 1/5/22                              BRL  2,300,000        1,471,619
                                                                        --------------
                                                                             3,046,912
                                                                        --------------
    CANADA (0.7%)
    Canada Government
       5.25%, due 6/1/12                               C$     344,000          331,621
       5.75%, due 6/1/33                                      400,000          447,319
                                                                        --------------
                                                                               778,940
                                                                        --------------
    COLOMBIA (0.5%)
    Republic of Colombia
       8.125%, due 5/21/24                  (f)        $      300,000          343,800
       12.00%, due 10/22/15                            CP 325,000,000          188,836
                                                                        --------------
                                                                               532,636
                                                                        --------------
    EGYPT (0.2%)
    Republic of Egypt
       (zero coupon), due 2/12/08                      EGP  1,400,000          238,177
                                                                        --------------
    EL SALVADOR (0.3%)
    Republic of El Salvador
       7.75%, due 1/24/23                   (b)        $      250,000          280,000
                                                                        --------------
    GERMANY (2.7%)
    Republic of Germany
       4.00%, due 1/4/37                               E      505,000          637,128
&      5.00%, due 7/4/11                                    1,255,000        1,756,383
       6.25%, due 1/4/30                                      350,000          594,002
                                                                        --------------
                                                                             2,987,513
                                                                        --------------
    GREECE (2.1%)
    Hellenic Republic
&      4.50%, due 5/20/14                                   1,200,000        1,637,495
       5.90%, due 10/22/22                                    406,000          621,709
                                                                        --------------
                                                                             2,259,204
                                                                        --------------
    INDONESIA (0.4%)
    Republic of Indonesia
       6.875%, due 3/9/17                   (b) (f)    $       200,000         200,000
       7.25%, due 4/20/15                   (b) (f)            180,000         184,050
                                                                        --------------
                                                                               384,050
                                                                        --------------
    ITALY (2.3%)
    Republic of Italy
       5.50%, due 11/1/10                              E      600,000          846,830
       6.00%, due 5/1/31                                      625,000          992,670
       6.50%, due 11/1/27                                     372,000          618,687
                                                                        --------------
                                                                             2,458,187
                                                                        --------------
    LEBANON (0.2%)
    Lebanese Republic
       8.25%, due 4/12/21                   (b)        $      275,000          248,875
                                                                        --------------

    MEXICO (1.2%)
&   United Mexican States
       6.75%, due 9/27/34                                   1,300,000        1,365,000
                                                                        --------------
    PANAMA (1.2%)
    Republic of Panama
       6.70%, due 1/26/36                                     243,000          240,570
       8.875%, due 9/30/27                                    325,000          399,750
       9.375%, due 4/1/29                                     550,000          712,250
                                                                        --------------
                                                                             1,352,570
                                                                        --------------
    PERU (0.7%)
    Republic of Peru
       7.35%, due 7/21/25                                     475,000          517,750
       8.75%, due 11/21/33                  (f)               152,000          192,660
                                                                        --------------
                                                                               710,410
                                                                        --------------
    PHILIPPINES (0.7%)
    Republic of Philippines
       7.75%, due 1/14/31                   (f)               200,000          211,750
       9.50%, due 2/2/30                    (f)               250,000          313,425
       9.875%, due 1/15/19                  (f)               200,000          244,740
                                                                        --------------
                                                                               769,915
                                                                        --------------
    TURKEY (0.5%)
    Republic of Turkey
      7.375%, due 2/5/25                                      470,000          477,638
      14.00%, due 1/19/11                              TRY    170,000          123,500
                                                                        --------------
                                                                               601,138
                                                                        --------------
    UKRAINE (0.2%)
    Ukraine Government
       6.875%, due 3/4/11                   (b)        $      175,000          175,000
                                                                        --------------
    UNITED KINGDOM (3.4%)
    United Kingdom Treasury Bonds
       4.00%, due 3/7/09                               L       97,000          192,305
       4.00%, due 9/7/16                                      140,000          259,780
       4.25%, due 6/7/32                                      150,000          285,654
       4.25%, due 3/7/36                                      205,000          393,808
       5.00%, due 3/7/12                                      315,000          630,328
       6.00%, due 12/7/28                                     285,000          668,685
       6.25%, due 11/25/10                                    465,000          966,594
       8.00%, due 6/7/21                                      140,000          365,239
                                                                        --------------
                                                                             3,762,393
                                                                        --------------
    URUGUAY (0.2%)
    Republic of Uruguay
       8.00%, due 11/18/22                             $      173,130          187,846
                                                                        --------------
    VENEZUELA (0.9%)
    Republic of Venezuela
       Series Reg S
       6.36%, due 4/20/11                   (a)               200,000          190,300
       9.25%, due 9/15/27                                     475,000          498,750
       13.625%, due 8/15/18                                   181,000          255,210
                                                                        --------------
                                                                               944,260
                                                                        --------------
    Total Foreign Government Bonds
       (Cost $22,851,800)                                                   25,278,072
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    LOAN ASSIGNMENTS &
       PARTICIPATIONS (2.2%)                (h)
    CHEMICALS (0.1%)
    Talecris
       Biotherapeutics, Inc.
       2nd Lien Term Loan
       11.86%, due 12/6/14                                    120,000          116,400
                                                                        --------------
    HEALTH CARE-SERVICES (0.4%)
    HCA, Inc.
       Term Loan B
       7.61%, due 11/18/13                                    407,950          392,312
                                                                        --------------
    MEDIA (0.3%)
    Nielsen Finance LLC
       Dollar Term Loan
       7.61%, due 8/9/13                                      348,250          338,074
                                                                        --------------
    MINING (0.2%)
    BHM Technologies LLC
       1st Lien Term Loan
       10.86%, due 7/21/13                                    294,894          264,667
                                                                        --------------
    REAL ESTATE (0.8%)
    Building Materials Corp.
       of America
       2nd Lien Term Loan
       11.13%, due 9/15/14                                    100,000           89,000
    Community Health
       Systems, Inc.
       New Term Loan B
       7.57%, due 7/25/14                                     190,000          180,738
    LNR Property Corp.
       Initial Tranche B
       Term Loan
       8.11%, due 7/12/11                                     350,000          334,688
    Rental Services Corp.
       2nd Lien Term Loan
       8.86%, due 11/27/13                                     79,584           78,788
    Riverdeep Interactive
       Learning USA, Inc.
       Bridge Loan
       12.06%, due 12/21/07                                    55,060           54,785
    Transfirst Holdings, Inc.
       Term Loan B
       8.11%, due 6/14/14                                     100,000           96,000
                                                                        --------------
                                                                               833,999
                                                                        --------------
    RETAIL (0.3%)
    Michaels Stores, Inc.
       New Term Loan B
       7.63%, due 10/31/13                                    100,000           92,906
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.11%, due 4/6/13                                      123,418          117,698
    Toys "R" Us (Delaware), Inc.
       Term Loan
       10.32%, due 1/19/13                                    145,000          143,115
                                                                        --------------
                                                                               353,719
                                                                        --------------
    SOFTWARE (0.1%)
    SunGard Data Systems, Inc.
       Term Loan

       7.36%, due 2/28/14                                     166,613          159,705
                                                                        --------------
    Total Loan Assignments &
       Participations
       (Cost $2,571,773)                                                     2,458,876
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    MORTGAGE-BACKED SECURITIES (2.4%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.4%)
    Banc of America Commercial
       Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                   295,000          291,030
    Bayview Commercial Asset Trust
       Series 2006-4A, Class A1
       5.55%, due 12/25/36                  (a) (b)           103,678          103,557
    Citigroup Commercial
       Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                   220,000          206,881
    Citigroup/Deutsche Bank
       Commercial Mortgage Trust
       Series 2005-CD1, Class A4
       5.225%, due 7/15/44                  (a)               440,000          425,108
    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                 (b)               120,000          112,096
    LB-UBS Commercial
       Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                    425,000          411,716
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                   154,889          151,696
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                 (a)               235,000          225,389
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                    122,501          120,350
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                 (a)               555,000          525,915
    Timberstar Trust
       Series 2006-1, Class A
       5.668%, due 10/15/36                 (b) (d)            40,000           39,389
    Wachovia Bank Commercial
       Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                     49,635           48,624
                                                                        --------------
    Total Mortgage-Backed Securities
       (Cost $2,753,108)                                                     2,661,751
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    MUNICIPAL BONDS (0.2%)
    TEXAS (0.1%)
    Harris County Texas
       Industrial
       Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                   (a)               120,000          118,201
                                                                        --------------
    WEST VIRGINIA (0.1%)

    Tobacco Settlement Finance
       Authority of West Virginia
       7.467%, due 6/1/47                                     100,000          101,137
                                                                        --------------
    Total Municipal Bonds
       (Cost $220,181)                                                         219,338
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (19.4%)
    FANNIE MAE
       (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                     140,975          142,388
                                                                        --------------
    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE OBLIGATION) (0.0%)   ++
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                            (i)       37,155           37,308
                                                                        --------------
    FEDERAL HOME LOAN
       MORTGAGE CORPORATION (0.7%)
       4.75%, due 11/17/15                                    740,000          712,196
                                                                        --------------
    FEDERAL HOME LOAN
       MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (4.2%)
       3.00%, due 8/1/10                                       79,736           75,571
       4.316%, due 3/1/35                            (a)      117,392          115,630
       5.00%, due 6/1/33                                      320,520          302,374
       5.00%, due 8/1/33                                      632,298          596,378
       5.50%, due 1/1/21                                      434,778          429,862
       5.50%, due 2/1/33                                      176,649          171,537
       5.50%, due 11/1/35                                     471,405          456,650
&      5.50%, due 1/1/36                                    2,570,278        2,489,830
                                                                        --------------
                                                                             4,637,832
                                                                        --------------
    FEDERAL NATIONAL
       MORTGAGE ASSOCIATION (1.4%)
       4.625%, due 5/1/13                                     135,000          130,783
       5.125%, due 1/2/14                                     150,000          148,124
       5.25%, due 8/1/12                                    1,035,000        1,034,992
       6.25%, due 2/1/11                                      185,000          192,215
                                                                        --------------
                                                                             1,506,114
                                                                        --------------
    FEDERAL NATIONAL
       MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (9.5%)
       4.50%, due 4/1/18                                       97,306           93,142
       4.50%, due 7/1/18                                      339,074          324,563
       4.50%, due 11/1/18                                     374,280          358,262
       5.00%, due 9/1/17                                      321,031          313,078
       5.00%, due 1/1/36                                      219,242          206,254
       5.00%, due 2/1/36                                      334,110          314,318
&      5.00%, due 5/1/36                                    1,458,656        1,372,246
&      5.00%, due 6/1/36                                    1,500,904        1,409,344
&      5.50%, due 6/1/21                                    1,961,098        1,937,069
       5.50%, due 6/1/33                                      228,117          221,419
       5.50%, due 11/1/33                                   1,148,421        1,114,698
       5.50%, due 12/1/33                                     479,258          465,185
       5.50%, due 6/1/34                                      321,959          312,079
       5.50%, due 12/1/34                                     249,559          241,901

       6.00%, due 1/1/33                                      111,796          111,432
       6.00%, due 3/1/33                                      131,974          131,449
       6.00%, due 9/1/34                                       89,524           89,021
       6.00%, due 9/1/35                                      375,938          373,495
       6.00%, due 10/1/35                                     212,417          210,863
       6.00%, due 6/1/36                                      301,387          298,824
       6.00%, due 11/1/36                                     290,092          287,624
       6.50%, due 6/1/31                                       22,642           23,092
       6.50%, due 8/1/31                                       18,609           18,978
       6.50%, due 10/1/31                                      13,277           13,541
       6.50%, due 6/1/32                                       80,653           82,099
                                                                        --------------
                                                                            10,323,976
                                                                        --------------
    FREDDIE MAC
       (COLLATERALIZED MORTGAGE OBLIGATION) (0.2%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                     177,256          168,679
                                                                        --------------
    GOVERNMENT NATIONAL
       MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (0.1%)
       6.00%, due 4/15/29                                      53,672           53,806
       6.00%, due 8/15/32                                      89,217           89,370
                                                                        --------------
                                                                               143,176
                                                                        --------------
  & OVERSEAS PRIVATE INVESTMENT CORPORATION (1.1%)
       5.142%, due 12/15/23                        (j)      1,200,000        1,181,004
                                                                        --------------
    UNITED STATES TREASURY BOND (0.2%)
       6.875%, due 8/15/25                                    155,000          188,870
                                                                        --------------
    UNITED STATES TREASURY NOTES (1.9%)
       3.875%, due 9/15/10                                     95,000           93,122
       4.625%, due 2/15/17                         (f)        905,000          893,334
       4.875%, due 7/31/11                                  1,115,000        1,126,498
                                                                        --------------
                                                                             2,112,954
                                                                        --------------
    Total U.S. Government & Federal Agencies
       (Cost $21,518,446)                                                   21,154,497
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    YANKEE BONDS (0.4%)                            (k)
    FOREST PRODUCTS & PAPER (0.2%)
    Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                                       60,000           47,700
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                    245,000          230,913
                                                                        --------------
                                                                               278,613
                                                                        --------------
    INSURANCE (0.1%)
    Fairfax Financial
       Holdings, Ltd.
       7.375%, due 4/15/18                         (f)         35,000           32,900
       7.75%, due 7/15/37                          (f)         35,000           32,200
       8.30%, due 4/15/26                          (f)         10,000            9,900
                                                                        --------------
                                                                                75,000
                                                                        --------------
    OIL & GAS (0.1%)
    YPF Sociedad Anonima
       9.125%, due 2/24/09                                     60,000           61,500
                                                                        --------------
    Total Yankee Bonds
       (Cost $411,935)                                                         415,113
                                                                        --------------
    Total Long-Term Bonds
       (Cost $95,464,017)                                                   96,793,194
                                                                        --------------

                                                           SHARES            VALUE
                                                       --------------   --------------
    COMMON STOCKS (0.7%)
    AGRICULTURE (0.0%)                     ++
    North Atlantic Trading
       Co., Inc.                           (c)(d)(l)(m)           522                5
                                                                        --------------
    AIRLINES (0.4%)
    Delta Air Lines, Inc.                  (l)                 12,125          216,068
    Northwest Airlines, Inc.               (l)                 10,112          176,252
                                                                        --------------
                                                                               392,320
                                                                        --------------
    MEDIA (0.0%)                           ++
    Adelphia Contingent
       Value Vehicle                       (c)(d)(e)          100,330            1,003
                                                                        --------------
    RETAIL (0.0%)                          ++
    Star Gas Partners, L.P.                (l)                  9,293           37,265
                                                                        --------------
    SOFTWARE (0.1%)
    QuadraMed Corp.                        (c)(l)              22,743           65,955
    QuadraMed Corp.                        (c)(l)               2,845            8,250
                                                                        --------------
                                                                                74,205
                                                                        --------------
    TELECOMMUNICATIONS (0.2%)
    Loral Space &
       Communications, Ltd.                (l)                  1,760           72,846
    Neon Communications Group, Inc.        (d)(l)(m)           36,863          127,730
                                                                        --------------
                                                                               200,576
                                                                        --------------
    Total Common Stocks
       (Cost $601,697)                                                         705,374
                                                                        --------------

                                                           SHARES            VALUE
                                                       --------------   --------------
    CONVERTIBLE PREFERRED STOCKS (0.3%)
    SOFTWARE (0.3%)
    QuadraMed Corp.
       5.50%                                (b)(c)(l)          10,400          296,400
                                                                        --------------
    TELECOMMUNICATIONS (0.0%)               ++
    Neon Communications
       Group, Inc.
       6.00%                                (c)(d)(l)           5,076           18,845
                                                                        --------------
    Total Convertible Preferred Stocks
       (Cost $267,606)                                                         315,245
                                                                        --------------

                                                           SHARES            VALUE
                                                       --------------   --------------
   PREFERRED STOCKS (0.6%)
   MEDIA (0.1%)
   Haights Cross Communications, Inc.
      16.00%                                (c)(m)              3,900          164,775
   Ziff Davis Holdings, Inc.
      10.00%                                (c)                    48            1,200
                                                                        --------------
                                                                               165,975
                                                                        --------------

    REAL ESTATE INVESTMENT TRUSTS (0.4%)
    Sovereign Real Estate
       Investment Corp.
       12.00%                               (b)(c)                295          432,913
                                                                        --------------
    TELECOMMUNICATIONS (0.1%)
    Loral Skynet Corp.
       12.00% Series A                      (g)                   391           80,155
                                                                        --------------
    Total Preferred Stocks
       (Cost $536,219)                                                         679,043
                                                                        --------------

                                                          NUMBER OF
                                                          WARRANTS           VALUE
                                                       --------------   --------------
    WARRANTS (0.0%)                        ++
    MEDIA (0.0%)                           ++
    Haights Cross
       Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                     (c)(d)(l)(m)             7                0 (q)
       Preferred Class A
       Strike Price $0.001
       Expire 12/10/11                     (c)(d)(l)(m)         3,598               36
    Ziff Davis Holdings, Inc.
       Strike Price $0.001
       Expire 8/12/12                      (d)(l)               8,954               90
                                                                        --------------
    Total Warrants
       (Cost $120)                                                                 126
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    SHORT-TERM INVESTMENTS (12.6%)
    COMMERCIAL PAPER (9.0%)
    American Honda Finance Corp.
       5.23%, due 8/21/07                              $      800,000          797,675
    Barton Capital LLC
       5.285%, due 8/6/07                   (n)               116,738          116,738
    Charta LLC
       5.303%, due 8/30/07                  (n)                58,655           58,655
    Den Danske Bank
       5.285%, due 8/6/07                   (n)               156,414          156,414
    Electricite de France
       5.26%, due 8/6/07                                      600,000          599,562
    Fairway Finance Corp.
       5.313%, due 8/1/07                   (n)                39,104           39,104
    General Electric
       Capital Corp.
       5.25%, due 8/8/07                                      500,000          499,490
    Grampian Funding LLC
       5.305%, due 8/6/07                   (n)                96,841           96,841
    Kimberly-Clark Worldwide
       5.28%, due 8/7/07                                    1,360,000        1,358,803
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                  (n)                96,813           96,813
    Lexington Parker Capital
       Co. LLC
       5.294%, due 8/17/07                  (n)               155,527          155,527
    Liberty Street Funding Co.
       5.296%, due 8/27/07                  (n)                58,655           58,655
    Ranger Funding

       5.302%, due 8/7/07                   (n)               135,860          135,860
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                  (n)               194,631          194,631
    Societe Generale North
       America, Inc.
       5.35%, due 8/1/07                                    3,150,000        3,150,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                  (n)               116,451          116,451
    Wells Fargo & Co.
       5.27%, due 8/10/07                                   2,150,000        2,147,167
    Yorktown Capital LLC
       5.282%, due 8/1/07                   (n)               116,853          116,853
                                                                        --------------
    Total Commercial Paper
       (Cost $9,895,239)                                                     9,895,239
                                                                        --------------

                                                           SHARES            VALUE
                                                       --------------   --------------
    INVESTMENT COMPANY (0.3%)
    BGI Institutional Money
       Market Fund                          (n)               290,347          290,347
                                                                        --------------
    Total Investment Company
       (Cost $290,347)                                                         290,347
                                                                        --------------

                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       --------------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $78,219
       (Collateralized by
       various Corporate
       Bonds, with rates
       between 0.00%-8.40%
       and maturity dates
       between
       8/15/08-12/31/49,
       with a Principal
       Amount of $83,872 and
       a Market Value of
       $81,439)                             (n)        $       78,207           78,207
                                                                        --------------
    Total Repurchase Agreement
       (Cost $78,207)                                                           78,207
                                                                        --------------
    TIME DEPOSITS (2.3%)
    Abbey National PLC
       5.27%, due 8/3/07                    (n)               195,518          195,518
    Bank of America Corp.
       5.29%, due 8/16/07                   (a) (n)           195,518          195,518
    Barclays
       5.31%, due 8/20/07                   (n)               156,415          156,415
    BNP Paribas
       5.28%, due 8/1/07                    (n)               136,863          136,863
    Calyon
       5.30%, due 8/13/07                   (n)               156,415          156,415
    Credit Suisse First
       Boston Corp.
       5.29%, due 8/15/07                   (n)               156,415          156,415
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                    (n)                 5,866            5,866
    Rabobank Nederland
       5.29%, due 8/24/07                   (n)               332,381          332,381
    Royal Bank of Canada
       5.285%, due 8/3/07                   (n)               293,277          293,277
    Royal Bank of Scotland
       5.36%, due 8/1/07                    (n)               293,277          293,277
    Swedbank AB
       5.31%, due 10/1/07                   (n)                97,759           97,759
    Toronto Dominion Bank
       5.29%, due 8/6/07                    (n)               175,966          175,966
    UBS AG

       5.285%, due 8/16/07                  (n)               156,415          156,415
    Wachovia Bank N.A.
       5.28%, due 8/20/07                   (n)               195,518          195,518
                                                                        --------------
    Total Time Deposits
       (Cost $2,547,603)                                                     2,547,603
                                                                        --------------
    U.S. GOVERNMENT (0.9%)
    United States Treasury Bill
       4.265%, due 8/2/07                                   1,000,000          999,881
                                                                        --------------
    Total U.S. Government
       (Cost $999,881)                                                         999,881
                                                                        --------------
    Total Short-Term Investments
       (Cost $13,811,277)                                                   13,811,277
                                                                        --------------
    Total Investments
       (Cost $110,680,936)                  (o)                 102.9%     112,304,259 (p)
    Liabilities in Excess of
       Cash and Other Assets                                     (2.9)      (3,146,848)
                                                       --------------   --------------
    Net Assets                                                  100.0%  $  109,157,411
                                                       ==============   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Illiquid security. The total market value of these securities at July 31, 2007 is $1,061,907, which represents 1.0% of the Fund's net assets.

(d) Fair valued security. The total market value of these securities at July 31, 2007 is $259,623, which reflects 0.2% of the Fund's net assets.

(e)  Issue in default.

(f)  Represents a security, or a portion thereof, which is out on loan.

(g) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(h) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)  ACES - Alternative Credit Enhancement Structure.

(j)  United States Government Guaranteed Security.

(k) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(l)  Non-income producing security.

(m)  Restricted security.

(n) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)  The cost for federal income tax purposes is $112,432,605.

(p) At July 31, 2007, net unrealized depreciation was $128,346 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,740,585 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,868,931.

(q)  Less than one dollar.

     The following abbreviations are used in the above portfolio:

     A$  - Australian Dollar
     BRL - Brazilian Real
     C$  - Canadian Dollar
     CP  - Colombian Peso
     EGP - Egyptian Pound
     E   - Euro
     L   - British Pound Sterling
     ISK - Icelandic Krona
     MXN - Mexican Peso
     TRY - New Turkish Lira

DIVERSIFIED INCOME FUND PORTFOLIO

Restricted securities held at July 31, 2007:

                                                         SHARES/
                                         DATE(s) OF    NUMBER OF                        07/31/07      PERCENT OF
                                        ACQUISITION     WARRANTS            COST           VALUE      NET ASSETS
SECURITY
Haights Cross Communications,
Inc.
  Preferred Stock
  16.00%                              1/22/04-2/3/06       3,900        $181,730        $164,775             0.1 %
  Warrants                            1/22/04-2/3/06           7                                             0.0 a
  Warrants                            1/22/04-2/3/06       3,598              36              36             0.0 a
-------------------------------------------------------------------------------------------------------------------------
Neon Communications Group, Inc.
  Common Stock                       6/21/01-4/11/06      36,863          20,317         127,730             0.1
-------------------------------------------------------------------------------------------------------------------------
North Atlantic Trading Co., Inc.
  Common Stock                               4/21/04         522               5               5             0.0 a
-------------------------------------------------------------------------------------------------------------------------
                                                                        $202,088        $292,546             0.2 %
-------------------------------------------------------------------------------------------------------------------------

(a)      Less than one-tenth of a percent.

Foreign Currency held at July 31, 2007:

    CURRENCY                      COST       VALUE
    --------                    --------   --------
Argentinian Peso   ARS 28,422   $  9,209   $  9,099
Egyptian Pound     EGP  1,044        182        185
Euro               E  172,919    238,473    236,579
Turkish Lira       TRL 11,900      9,160      9,271
                                --------   --------
                                $257,024   $255,134
                                ========   ========




MAINSTAY DIVERSIFIED INCOME FUND - CURRENCY


DIVERSIFIED INCOME FUND - CURRENCY


                                                               CONTRACT                   CONTRACT         UNREALIZED
                                                                AMOUNT                     AMOUNT         APPRECIATION/
                                                              PURCHASED                     SOLD         (DEPRECIATION)
Foreign Currency Buy Contracts
British Pound Sterling vs. U.S. Dollar, expiring 8/6/07       L   105,000                $  207,690      $       5,564
Euro vs. U.S. Dollar, expiring 8/6/07                         E 1,344,100                 1,810,341             28,840
Euro vs. U.S. Dollar, expiring 10/18/07                       E   159,974                   221,244             (1,858)
Russian Rouble vs. U.S. Dollar, expiring 11/1/07            RUP 6,237,700                   245,000               (225)


                                                               CONTRACT                   CONTRACT
                                                                AMOUNT                     AMOUNT
                                                                 SOLD                     PURCHASED
Foreign Currency Sale Contracts
Euro vs. U.S. Dollar, expiring 10/17/07                       E 2,981,660                $4,123,770             34,879
                                                                                                         -------------
Unrealized appreciation on foreign currency forward contracts                                            $      67,200
                                                                                                         =============

MAINSTAY EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (99.4%)                       +
    AEROSPACE & DEFENSE (2.8%)
    Boeing Co. (The)                                           27,209   $    2,814,227
    General Dynamics Corp.                                     13,941        1,095,205
    Goodrich Corp.                                              4,226          265,858
    Honeywell International, Inc.                              27,013        1,553,518
    L-3 Communications Holdings, Inc.                           4,349          424,288
    Lockheed Martin Corp.                                      12,279        1,209,236
    Northrop Grumman Corp.                                     11,962          910,308
    Precision Castparts Corp.                                   4,800          657,888
    Raytheon Co.                                               15,369          850,828
    Rockwell Collins, Inc.                                      5,797          398,254
    United Technologies Corp.                                  34,340        2,505,790
                                                                        --------------
                                                                            12,685,400
                                                                        --------------
    AIR FREIGHT & LOGISTICS (0.9%)
    C.H. Robinson Worldwide, Inc.               (a)             6,000          291,900
    FedEx Corp.                                                10,649        1,179,270
    United Parcel Service, Inc. Class B                        36,579        2,769,762
                                                                        --------------
                                                                             4,240,932
                                                                        --------------
    AIRLINES (0.1%)
    Southwest Airlines Co.                      (a)            26,855          420,549
                                                                        --------------
    AUTO COMPONENTS (0.2%)
    Goodyear Tire & Rubber Co. (The)            (b)             7,187          206,411
    Johnson Controls, Inc.                                      6,800          769,420
                                                                        --------------
                                                                               975,831
                                                                        --------------
    AUTOMOBILES (0.4%)
    Ford Motor Co.                              (a) (b)        65,226          555,073
    General Motors Corp.                                       19,567          633,971
    Harley-Davidson, Inc.                                       8,913          510,893
                                                                        --------------
                                                                             1,699,937
                                                                        --------------
    BEVERAGES (2.1%)
    Anheuser-Busch Cos., Inc.                                  26,290        1,282,163
    Brown-Forman Corp. Class B                  (a)             2,705          179,720
    Coca-Cola Co. (The)                                        69,426        3,617,789
    Coca-Cola Enterprises, Inc.                                 9,479          214,794
    Constellation Brands, Inc. Class A          (a) (b)         6,656          145,966
    Molson Coors Brewing Co. Class B                            1,638          145,684
    Pepsi Bottling Group, Inc. (The)                            4,650          155,589
    PepsiCo, Inc.                                              56,241        3,690,534
                                                                        --------------
                                                                             9,432,239
                                                                        --------------
    BIOTECHNOLOGY (1.2%)
    Amgen, Inc.                                 (b)            40,081        2,153,953
    Biogen Idec, Inc.                           (b)             9,853          557,089

    Celgene Corp.                               (b)            13,052          790,429
    Genzyme Corp.                               (b)             9,045          570,468
    Gilead Sciences, Inc.                       (b)            32,250        1,200,667
                                                                        --------------
                                                                             5,272,606
                                                                        --------------
    BUILDING PRODUCTS (0.2%)
    American Standard Cos., Inc.                                5,969          322,624
    Masco Corp.                                 (a)            13,055          355,227
                                                                        --------------
                                                                               677,851
                                                                        --------------
    CAPITAL MARKETS (3.4%)
    American Capital Strategies, Ltd.           (a)             6,100          231,617
    Ameriprise Financial, Inc.                                  8,187          493,430
    Bank of New York Mellon Corp. (The)                        39,061        1,662,046
    Bear Stearns Cos., Inc. (The)                               4,109          498,093
    Charles Schwab Corp. (The)                                 34,937          703,282
    E*TRADE Financial Corp.                     (b)            14,569          269,818
    Federated Investors, Inc. Class B                           3,139          113,035
    Franklin Resources, Inc.                                    5,671          722,315
    Goldman Sachs Group, Inc. (The)                            14,127        2,660,679
    Janus Capital Group, Inc.                                   6,536          196,472
    Legg Mason, Inc.                                            4,516          406,440
    Lehman Brothers Holdings, Inc.              (a)            18,420        1,142,040
    Merrill Lynch & Co., Inc.                                  30,107        2,233,939
    Morgan Stanley                                             36,514        2,332,149
    Northern Trust Corp.                                        6,576          410,737
    State Street Corp.                                         13,694          917,909
    T. Rowe Price Group, Inc.                                   9,173          478,188
                                                                        --------------
                                                                            15,472,189
                                                                        --------------
    CHEMICALS (1.6%)
    Air Products & Chemicals, Inc.                              7,488          646,739
    Ashland, Inc.                                               1,935          118,151
    Dow Chemical Co. (The)                                     32,891        1,430,101
    E.I. du Pont de Nemours & Co.                              31,860        1,488,818
    Eastman Chemical Co.                                        2,801          192,765
    Ecolab, Inc.                                                6,132          258,219
    Hercules, Inc.                              (b)             3,853           79,988
    International Flavors &
       Fragrances, Inc.                                         2,738          137,201
    Monsanto Co.                                               18,765        1,209,404
    PPG Industries, Inc.                                        5,673          432,680
    Praxair, Inc.                                              11,061          847,494
    Rohm & Haas Co.                                             4,930          278,644
    Sigma-Aldrich Corp.                                         4,461          202,173
                                                                        --------------
                                                                             7,322,377
                                                                        --------------
    COMMERCIAL BANKS (3.6%)
    BB&T Corp.                                                 18,605          696,199
    Comerica, Inc.                                              5,535          291,473
    Commerce Bancorp, Inc.                      (a)             6,572          219,833
    Compass Bancshares, Inc.                                    4,539          314,462
    Fifth Third Bancorp                                        19,065          703,308
    First Horizon National Corp.                (a)             4,202          133,287
    Huntington Bancshares, Inc.                                12,614          242,189
    KeyCorp                                                    13,619          472,443
    M&T Bank Corp.                                              2,618          278,267
    Marshall & Ilsley Corp.                                     8,937          368,294
    National City Corp.                         (a)            19,892          584,626
    PNC Financial Services Group, Inc.                         11,911          793,868

    Regions Financial Corp.                                    24,379          733,077
    SunTrust Banks, Inc.                        (a)            12,364          968,101
    Synovus Financial Corp.                                    11,076          309,685
    U.S. Bancorp                                               60,221        1,803,619
    Wachovia Corp.                                             66,115        3,121,289
    Wells Fargo & Co.                                         115,397        3,896,957
    Zions Bancorp.                                              3,761          280,383
                                                                        --------------
                                                                            16,211,360
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Allied Waste Industries, Inc.               (b)             8,661          111,467
    Avery Dennison Corp.                                        3,244          198,987
    Cintas Corp.                                                4,692          171,540
    Equifax, Inc.                                               5,053          204,444
    Monster Worldwide, Inc.                     (b)             4,404          171,272
    Pitney Bowes, Inc.                                          7,584          349,622
    R.R. Donnelley & Sons Co.                                   7,575          320,119
    Robert Half International, Inc.                             5,707          193,981
    Waste Management, Inc.                                     17,952          682,715
                                                                        --------------
                                                                             2,404,147
                                                                        --------------
    COMMUNICATIONS EQUIPMENT (2.7%)
    Avaya, Inc.                                 (b)            15,446          255,477
    Ciena Corp.                                 (b)             2,887          105,462
&   Cisco Systems, Inc.                         (b)           209,737        6,063,497
    Corning, Inc.                               (b)            54,094        1,289,601
    JDS Uniphase Corp.                          (a) (b)         7,203          103,219
    Juniper Networks, Inc.                      (b)            19,647          588,624
    Motorola, Inc.                                             80,246        1,363,380
    QUALCOMM, Inc.                                             57,597        2,398,915
    Tellabs, Inc.                               (b)            15,405          174,847
                                                                        --------------
                                                                            12,343,022
                                                                        --------------
    COMPUTERS & PERIPHERALS (4.2%)
    Apple, Inc.                                 (b)            29,906        3,940,415
    Dell, Inc.                                  (b)            78,693        2,201,043
    EMC Corp.                                   (b)            72,689        1,345,473
    Hewlett-Packard Co.                                        90,449        4,163,367
    International Business
       Machines Corp.                                          47,242        5,227,327
    Lexmark International, Inc. Class A         (b)             3,387          133,922
    NCR Corp.                                   (b)             6,147          320,996
    Network Appliance, Inc.                     (b)            12,699          359,890
    QLogic Corp.                                (b)             5,336           70,915
    SanDisk Corp.                               (b)             7,878          422,497
    Sun Microsystems, Inc.                      (b)           124,144          633,134
                                                                        --------------
                                                                            18,818,979
                                                                        --------------
    CONSTRUCTION & ENGINEERING (0.1%)
    Fluor Corp.                                                 3,038          350,919
                                                                        --------------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                        (a)             3,255          311,569
                                                                        --------------
    CONSUMER FINANCE (1.0%)
    American Express Co.                                       41,097        2,405,818
    Capital One Financial Corp.                                14,228        1,006,773
    Discover Financial Services                 (b)            18,257          420,824
    SLM Corp.                                                  14,202          698,312
                                                                        --------------
                                                                             4,531,727
                                                                        --------------

    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                                  3,583          183,700
    Bemis Co., Inc.                                             3,584          105,620
    Pactiv Corp.                                (b)             4,585          144,932
    Sealed Air Corp.                                            5,518          150,365
    Temple-Inland, Inc.                                         3,761          218,627
                                                                        --------------
                                                                               803,244
                                                                        --------------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                           5,857          278,676
                                                                        --------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Apollo Group, Inc. Class A                  (b)             4,789          283,078
    H&R Block, Inc.                             (a)            10,967          218,792
                                                                        --------------
                                                                               501,870
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (4.9%)
&   Bank of America Corp.                                     153,360        7,272,331
    CIT Group, Inc.                                             6,637          273,312
&   Citigroup, Inc.                                           170,871        7,957,462
    CME Group, Inc.                             (a)             1,865        1,030,412
    JPMorgan Chase & Co.                                      117,989        5,192,696
    Moody's Corp.                               (a)             8,060          433,628
                                                                        --------------
                                                                            22,159,841
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (3.1%)
&   AT&T, Inc.                                                213,080        8,344,213
    CenturyTel, Inc.                                            3,805          174,535
    Citizens Communications Co.                 (a)            11,713          169,019
    Embarq Corp.                                                5,138          317,477
    Qwest Communications International,
       Inc.                                     (b)            53,668          457,788
    Verizon Communications, Inc.                              100,359        4,277,301
    Windstream Corp.                                           16,142          222,114
                                                                        --------------
                                                                            13,962,447
                                                                        --------------
    ELECTRIC UTILITIES (1.8%)
    Allegheny Energy, Inc.                      (b)             5,637          294,421
    American Electric Power Co., Inc.                          13,698          595,726
    Duke Energy Corp.                                          43,353          738,302
    Edison International                                       11,116          587,925
    Entergy Corp.                                               6,858          685,526
    Exelon Corp.                                               23,224        1,629,164
    FirstEnergy Corp.                                          10,597          643,768
    FPL Group, Inc.                                            14,002          808,335
    Pinnacle West Capital Corp.                 (a)             3,434          128,706
    PPL Corp.                                                  13,272          625,642
    Progress Energy, Inc.                                       8,878          387,613
    Southern Co. (The)                                         25,801          867,946
                                                                        --------------
                                                                             7,993,074
                                                                        --------------
    ELECTRICAL EQUIPMENT (0.5%)
    Cooper Industries, Ltd. Class A                             6,368          336,995
    Emerson Electric Co.                                       27,559        1,297,202
    Rockwell Automation, Inc.                                   5,467          382,635
                                                                        --------------
                                                                             2,016,832
                                                                        --------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
    Agilent Technologies, Inc.                  (b)            13,701          522,693
    Jabil Circuit, Inc.                                         6,348          143,020
    Molex, Inc.                                                 4,873          138,101
    Solectron Corp.                             (b)            31,265          117,556
    Tektronix, Inc.                             (a)             2,914           95,725
    Tyco Electronics, Ltd.                                     17,161          614,707
                                                                        --------------
                                                                             1,631,802
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (2.3%)
    Baker Hughes, Inc.                          (a)            11,077          875,637
    BJ Services Co.                                            10,272          268,613
    ENSCO International, Inc.                                   5,110          312,068
    Halliburton Co.                                            31,518        1,135,278
    Nabors Industries, Ltd.                     (a) (b)         9,778          285,909
    National Oilwell Varco, Inc.                (b)             6,158          739,637
    Noble Corp.                                 (a)             4,589          470,189
    Rowan Cos., Inc.                            (a)             3,761          158,677
    Schlumberger, Ltd.                                         40,718        3,856,809
    Smith International, Inc.                                   6,825          419,123
    Transocean, Inc.                            (b)             9,959        1,070,094
    Weatherford International, Ltd.             (b)            11,675          645,978
                                                                        --------------
                                                                            10,238,012
                                                                        --------------
    FOOD & STAPLES RETAILING (2.3%)
    Costco Wholesale Corp.                                     15,537          929,113
    CVS Caremark Corp.                                         53,437        1,880,448
    Kroger Co. (The)                                           24,418          633,891
    Safeway, Inc.                                              15,257          486,241
    SUPERVALU, Inc.                                             7,100          295,857
    Sysco Corp.                                                21,147          674,166
    Walgreen Co.                                               34,534        1,525,712
    Wal-Mart Stores, Inc.                                      83,764        3,848,956
    Whole Foods Market, Inc.                    (a)             4,801          177,829
                                                                        --------------
                                                                            10,452,213
                                                                        --------------
    FOOD PRODUCTS (1.4%)
    Archer-Daniels-Midland Co.                                 22,438          753,917
    Campbell Soup Co.                                           7,444          274,163
    ConAgra Foods, Inc.                                        17,437          442,028
    Dean Foods Co.                                              4,590          132,054
    General Mills, Inc.                                        11,947          664,492
    H.J. Heinz Co.                                             11,160          488,362
    Hershey Co. (The)                           (a)             5,979          275,632
    Kellogg Co.                                                 8,553          443,131
    Kraft Foods, Inc. Class A                                  55,563        1,819,688
    McCormick & Co., Inc.                                       4,542          155,155
    Sara Lee Corp.                                             25,313          401,211
    Tyson Foods, Inc. Class A                                   8,620          183,606
    Wm. Wrigley Jr. Co.                         (a)             7,538          434,792
                                                                        --------------
                                                                             6,468,231
                                                                        --------------
    GAS UTILITIES (0.1%)
    Nicor, Inc.                                                 1,549           61,046
    Questar Corp.                                               5,932          305,439
                                                                        --------------
                                                                               366,485
                                                                        --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)

    Bausch & Lomb, Inc.                                         1,864          119,166
    Baxter International, Inc.                                 22,535        1,185,341
    Becton, Dickinson & Co.                                     8,442          644,631
    Boston Scientific Corp.                     (b)            40,791          536,402
    C.R. Bard, Inc.                                             3,540          277,784
    Covidien, Ltd.                              (b)            17,161          702,743
    Hospira, Inc.                               (b)             5,347          206,768
    Medtronic, Inc.                                            39,689        2,011,042
    St. Jude Medical, Inc.                      (a) (b)        11,671          503,487
    Stryker Corp.                                              10,312          643,778
    Varian Medical Systems, Inc.                (b)             4,400          179,520
    Zimmer Holdings, Inc.                       (b)             8,155          634,133
                                                                        --------------
                                                                             7,644,795
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (2.2%)
    Aetna, Inc.                                                17,930          861,895
    AmerisourceBergen Corp.                                     6,546          308,382
    Cardinal Health, Inc.                                      13,299          874,143
    CIGNA Corp.                                                10,083          520,686
    Coventry Health Care, Inc.                  (b)             5,471          305,337
    Express Scripts, Inc.                       (b)             9,344          468,415
    Humana, Inc.                                (b)             5,862          375,696
    Laboratory Corp. of
       America Holdings                         (a) (b)         4,027          297,394
    Manor Care, Inc.                                            2,492          157,868
    McKesson Corp.                                             10,264          592,849
    Medco Health Solutions, Inc.                (b)             9,655          784,662
    Patterson Cos., Inc.                        (b)             4,721          169,342
    Quest Diagnostics, Inc.                     (a)             5,543          307,470
    Tenet Healthcare Corp.                      (a) (b)        16,112           83,460
    UnitedHealth Group, Inc.                                   46,424        2,248,314
    WellPoint, Inc.                             (b)            21,197        1,592,319
                                                                        --------------
                                                                             9,948,232
                                                                        --------------
    HEALTH CARE TECHNOLOGY (0.0%)               ++
    IMS Health, Inc.                            (a)             6,880          193,534
                                                                        --------------
    HOTELS, RESTAURANTS & LEISURE (1.5%)
    Carnival Corp.                              (a)            15,322          678,918
    Darden Restaurants, Inc.                                    4,988          212,339
    Harrah's Entertainment, Inc.                                6,426          544,218
    Hilton Hotels Corp.                                        13,425          593,519
    International Game Technology                              11,588          409,288
    Marriott International, Inc.
       Class A                                                 11,375          472,631
    McDonald's Corp.                                           41,268        1,975,499
    Starbucks Corp.                             (b)            25,618          683,488
    Starwood Hotels & Resorts
       Worldwide, Inc.                                          7,423          467,352
    Wendy's International, Inc.                                 2,977          104,284
    Wyndham Worldwide Corp.                     (b)             6,274          211,120
    Yum! Brands, Inc.                                          18,232          584,153
                                                                        --------------
                                                                             6,936,809
                                                                        --------------
    HOUSEHOLD DURABLES (0.6%)
    Black & Decker Corp.                                        2,269          196,427
    Centex Corp.                                (a)             4,027          150,247
    D.R. Horton, Inc.                                           9,299          151,760
    Fortune Brands, Inc.                        (a)             5,251          426,906
    Harman International
       Industries, Inc.                                         2,248          260,768
    KB Home                                     (a)             2,720           86,523
    Leggett & Platt, Inc.                       (a)             6,147          127,427

    Lennar Corp. Class A                        (a)             4,727          144,930
    Newell Rubbermaid, Inc.                                     9,437          249,609
    Pulte Homes, Inc.                           (a)             7,210          139,441
    Snap-on, Inc.                                               2,026          106,021
    Stanley Works (The)                                         2,801          154,979
    Whirlpool Corp.                                             2,677          273,348
                                                                        --------------
                                                                             2,468,386
                                                                        --------------
    HOUSEHOLD PRODUCTS (2.1%)
    Clorox Co. (The)                                            5,182          313,304
    Colgate-Palmolive Co.                                      17,732        1,170,312
    Kimberly-Clark Corp.                                       15,753        1,059,704
&   Procter & Gamble Co. (The)                                108,803        6,730,554
                                                                        --------------
                                                                             9,273,874
                                                                        --------------
    INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS (0.5%)
    AES Corp. (The)                             (b)            22,894          449,867
    Constellation Energy Group, Inc.                            6,251          523,834
    Dynegy, Inc. Class A                        (b)            13,910          123,938
    TXU Corp.                                                  15,800        1,030,950
                                                                        --------------
                                                                             2,128,589
                                                                        --------------
    INDUSTRIAL CONGLOMERATES (3.8%)
    3M Co.                                                     24,898        2,213,930
&   General Electric Co.                                      355,444       13,777,009
    Textron, Inc.                                               4,383          494,797
    Tyco International, Ltd.                                   17,161          811,544
                                                                        --------------
                                                                            17,297,280
                                                                        --------------
    INSURANCE (4.5%)
    ACE, Ltd.                                                  11,358          655,584
    Aflac, Inc.                                                16,948          883,330
    Allstate Corp. (The)                                       21,044        1,118,489
    Ambac Financial Group, Inc.                                 3,570          239,725
    American International Group, Inc.                         89,657        5,754,186
    Aon Corp.                                                  10,281          411,651
    Assurant, Inc.                                              3,500          177,520
    Chubb Corp. (The)                                          14,018          706,647
    Cincinnati Financial Corp.                                  5,942          232,926
    Genworth Financial, Inc. Class A                           14,474          441,746
    Hartford Financial Services Group,
       Inc. (The)                                              10,960        1,006,895
    Lincoln National Corp.                                      9,377          565,621
    Loews Corp.                                                15,365          728,301
    Marsh & McLennan Cos., Inc.                                19,109          526,453
    MBIA, Inc.                                  (a)             4,481          251,384
    MetLife, Inc.                                              25,667        1,545,667
    Principal Financial Group, Inc.                             9,241          521,100
    Progressive Corp. (The)                                    25,684          538,850
    Prudential Financial, Inc.                                 16,175        1,433,590
    SAFECO Corp.                                                3,671          214,643
    Torchmark Corp.                                             3,318          204,190
    Travelers Cos., Inc. (The)                                 22,955        1,165,655
    Unum Group                                                 11,655          283,216
    XL Capital, Ltd. Class A                                    6,382          496,903
                                                                        --------------
                                                                            20,104,272
                                                                        --------------
    INTERNET & CATALOG RETAIL (0.2%)
    Amazon.com, Inc.                            (b)            10,736          843,205

    IAC/InterActiveCorp.                        (b)             7,432          213,596
                                                                        --------------
                                                                             1,056,801
                                                                        --------------
    INTERNET SOFTWARE & SERVICES (1.5%)
    Akamai Technologies, Inc.                   (b)             5,900          200,364
    eBay, Inc.                                  (b)            39,142        1,268,201
    Google, Inc. Class A                        (b)             7,573        3,862,230
    VeriSign, Inc.                              (b)             8,320          247,021
    Yahoo!, Inc.                                (a) (b)        42,035          977,314
                                                                        --------------
                                                                             6,555,130
                                                                        --------------
    IT SERVICES (1.1%)
    Affiliated Computer Services, Inc.
       Class A                                  (b)             3,393          182,068
    Automatic Data Processing, Inc.                            19,028          883,280
    Cognizant Technology Solutions
       Corp. Class A                            (b)             4,949          400,770
    Computer Sciences Corp.                     (b)             5,883          327,565
    Convergys Corp.                             (b)             4,709           89,706
    Electronic Data Systems Corp.                              17,691          477,480
    Fidelity National Information
       Services, Inc.                                           5,571          276,489
    First Data Corp.                                           26,153          831,404
    Fiserv, Inc.                                (b)             5,917          292,418
    Paychex, Inc.                                              11,777          487,332
    Unisys Corp.                                (b)            11,798           95,446
    Western Union Co. (The)                                    26,651          531,687
                                                                        --------------
                                                                             4,875,645
                                                                        --------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                             3,136           87,683
    Eastman Kodak Co.                           (a)             9,781          246,970
    Hasbro, Inc.                                                5,624          157,584
    Mattel, Inc.                                               13,606          311,713
                                                                        --------------
                                                                               803,950
                                                                        --------------
    LIFE SCIENCES TOOLS & SERVICES (0.3%)
    Applera Corp.-Applied
       BioSystems Group                                         6,236          194,688
    Millipore Corp.                             (a) (b)         1,862          146,372
    PerkinElmer, Inc.                                           4,270          118,834
    Thermo Fisher Scientific, Inc.              (b)            14,513          757,724
    Waters Corp.                                (b)             3,545          206,532
                                                                        --------------
                                                                             1,424,150
                                                                        --------------
    MACHINERY (1.7%)
    Caterpillar, Inc.                                          22,081        1,739,983
    Cummins, Inc.                                               3,554          421,860
    Danaher Corp.                                               8,181          610,957
    Deere & Co.                                                 7,769          935,543
    Dover Corp.                                                 6,931          353,481
    Eaton Corp.                                                 5,051          490,856
    Illinois Tool Works, Inc.                                  14,369          791,013
    Ingersoll-Rand Co., Ltd. Class A                           10,430          524,838
    ITT Corp.                                                   6,243          392,560
    PACCAR, Inc.                                                8,568          701,034
    Pall Corp.                                                  4,268          177,207
    Parker Hannifin Corp.                                       4,029          397,582
    Terex Corp.                                 (b)             3,605          310,931
                                                                        --------------
                                                                             7,847,845
                                                                        --------------
    MEDIA (3.3%)
    CBS Corp. Class B                                          25,444          807,084

    Clear Channel Communications, Inc.                         17,148          632,761
    Comcast Corp. Class A                       (b)           107,482        2,823,552
    DIRECTV Group, Inc. (The)                   (b)            26,702          598,392
    Dow Jones & Co., Inc.                       (a)             2,242          128,646
    E.W. Scripps Co. (The) Class A                              2,818          115,453
    Gannett Co., Inc.                                           8,111          404,739
    Interpublic Group of Cos., Inc. (The)       (a) (b)        16,204          169,980
    McGraw-Hill Cos., Inc. (The)                               11,877          718,559
    Meredith Corp.                                              1,288           72,759
    New York Times Co. (The) Class A            (a)             4,943          112,997
    News Corp. Class A                                         80,498        1,700,118
    Omnicom Group, Inc.                                        11,476          595,260
    Time Warner, Inc.                                         130,774        2,518,707
    Tribune Co.                                                 2,890           80,804
    Viacom, Inc. Class B                        (b)            23,834          912,842
    Walt Disney Co. (The)                                      68,605        2,263,965
                                                                        --------------
                                                                            14,656,618
                                                                        --------------
    METALS & MINING (1.0%)
    Alcoa, Inc.                                                29,946        1,143,937
    Allegheny Technologies, Inc.                (a)             3,533          370,718
    Freeport-McMoRan Copper & Gold,
       Inc. Class B                                            12,962        1,218,169
    Newmont Mining Corp.                                       15,600          651,300
    Nucor Corp.                                                10,378          520,976
    United States Steel Corp.                                   4,134          406,331
                                                                        --------------
                                                                             4,311,431
                                                                        --------------
    MULTILINE RETAIL (1.0%)
    Big Lots, Inc.                              (a) (b)         3,868          100,026
    Dillard's, Inc. Class A                                     2,060           61,573
    Family Dollar Stores, Inc.                                  5,159          152,810
    J.C. Penney Co., Inc.                                       7,807          531,188
    Kohl's Corp.                                (b)            11,257          684,426
    Macys, Inc.                                                15,802          569,978
    Nordstrom, Inc.                                             7,782          370,268
    Sears Holdings Corp.                        (a) (b)         2,892          395,597
    Target Corp.                                               29,410        1,781,364
                                                                        --------------
                                                                             4,647,230
                                                                        --------------
    MULTI-UTILITIES (1.1%)
    Ameren Corp.                                                7,008          336,244
    CenterPoint Energy, Inc.                                   11,036          181,873
    CMS Energy Corp.                                            7,581          122,509
    Consolidated Edison, Inc.                                   9,339          407,928
    Dominion Resources, Inc.                                   12,112        1,020,073
    DTE Energy Co.                                              6,124          284,031
    Integrys Energy Group, Inc.                                 2,603          128,822
    KeySpan Corp.                                               6,024          250,297
    NiSource, Inc.                                              9,355          178,400
    PG&E Corp.                                                 12,115          518,643
    Public Service Enterprise
       Group, Inc.                                              8,701          749,591
    Sempra Energy                                               9,153          482,546
    TECO Energy, Inc.                                           7,175          115,805
    Xcel Energy, Inc.                           (a)            13,907          282,312
                                                                        --------------
                                                                             5,059,074
                                                                        --------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                 (b)            32,715          571,204
                                                                        --------------

    OIL, GAS & CONSUMABLE FUELS (8.9%)
    Anadarko Petroleum Corp.                                   15,988          804,676
    Apache Corp.                                               11,397          921,333
    Chesapeake Energy Corp.                                    14,295          486,602
&   Chevron Corp.                                              74,302        6,334,989
    ConocoPhillips                                             56,465        4,564,631
    CONSOL Energy, Inc.                                         6,296          262,228
    Devon Energy Corp.                                         15,327        1,143,547
    El Paso Corp.                                              24,251          403,779
    EOG Resources, Inc.                                         8,467          593,537
&   ExxonMobil Corp.                                          194,611       16,567,235
    Hess Corp.                                                  9,306          569,527
    Marathon Oil Corp.                                         23,746        1,310,779
    Murphy Oil Corp.                                            6,432          399,041
    Occidental Petroleum Corp.                                 28,941        1,641,534
    Peabody Energy Corp.                        (a)             9,074          383,467
    Spectra Energy Corp.                                       21,927          558,481
    Sunoco, Inc.                                                4,192          279,690
    Valero Energy Corp.                                        18,995        1,272,855
    Williams Cos., Inc.                                        20,630          665,318
    XTO Energy, Inc.                                           13,291          724,758
                                                                        --------------
                                                                            39,888,007
                                                                        --------------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                    15,125          560,684
    MeadWestvaco Corp.                                          6,239          203,017
    Weyerhaeuser Co.                                            7,414          528,173
                                                                        --------------
                                                                             1,291,874
                                                                        --------------
    PERSONAL PRODUCTS (0.2%)
    Avon Products, Inc.                                        15,158          545,840
    Estee Lauder Cos., Inc. (The)
       Class A                                                  4,044          182,061
                                                                        --------------
                                                                               727,901
                                                                        --------------
    PHARMACEUTICALS (6.1%)
    Abbott Laboratories                                        53,250        2,699,243
    Allergan, Inc.                                             10,638          618,387
    Barr Pharmaceuticals, Inc.                  (b)             3,826          195,968
    Bristol-Myers Squibb Co.                                   68,107        1,934,920
    Eli Lilly & Co.                                            34,008        1,839,493
    Forest Laboratories, Inc.                   (b)            10,888          437,698
&   Johnson & Johnson                                         100,080        6,054,840
    King Pharmaceuticals, Inc.                  (b)             8,341          141,880
    Merck & Co., Inc.                                          74,835        3,715,558
    Mylan Laboratories, Inc.                                    8,441          135,309
    Pfizer, Inc.                                              242,531        5,701,904
    Schering-Plough Corp.                                      51,326        1,464,844
    Watson Pharmaceuticals, Inc.                (b)             3,532          107,443
    Wyeth                                                      46,570        2,259,576
                                                                        --------------
                                                                            27,307,063
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (1.1%)
    Apartment Investment & Management Co.
       Class A                                                  3,361          142,002
    Archstone-Smith Trust                                       7,706          442,401
    AvalonBay Communities, Inc.                                 2,795          301,776
    Boston Properties, Inc.                                     4,150          392,134
    Developers Diversified Realty Corp.                         4,400          211,200

    Equity Residential                                         10,141          403,713
    General Growth Properties, Inc.                             8,500          407,830
    Host Hotels & Resorts, Inc.                 (a)            17,900          378,048
    Kimco Realty Corp.                          (a)             7,803          291,286
    Plum Creek Timber Co., Inc.                                 6,098          236,968
    ProLogis                                                    8,858          504,020
    Public Storage                                              4,247          297,672
    Simon Property Group, Inc.                                  7,686          665,070
    Vornado Realty Trust                                        4,474          478,852
                                                                        --------------
                                                                             5,152,972
                                                                        --------------
    REAL ESTATE MANAGEMENT &
       DEVELOPMENT (0.1%)
    CB Richard Ellis Group, Inc.
       Class A                                  (b)             6,482          226,351
                                                                        --------------
    ROAD & RAIL (0.8%)
    Burlington Northern Santa Fe Corp.                         12,320        1,011,965
    CSX Corp.                                                  15,108          716,270
    Norfolk Southern Corp.                                     13,606          731,731
    Ryder System, Inc.                          (a)             2,163          117,602
    Union Pacific Corp.                                         9,316        1,109,908
                                                                        --------------
                                                                             3,687,476
                                                                        --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (2.7%)
    Advanced Micro Devices, Inc.                (a) (b)        19,159          259,413
    Altera Corp.                                               12,313          285,662
    Analog Devices, Inc.                                       11,297          400,479
    Applied Materials, Inc.                                    47,762        1,052,674
    Broadcom Corp. Class A                      (b)            16,225          532,342
    Intel Corp.                                               200,784        4,742,518
    KLA-Tencor Corp.                                            6,574          373,337
    Linear Technology Corp.                     (a)             8,778          312,936
    LSI Corp.                                   (b)            26,535          191,052
    Maxim Integrated Products, Inc.                            10,944          346,925
    MEMC Electronic Materials, Inc.             (b)             7,800          478,296
    Micron Technology, Inc.                     (a) (b)        25,867          307,041
    National Semiconductor Corp.                (a)             9,872          256,573
    Novellus Systems, Inc.                      (b)             4,224          120,468
    NVIDIA Corp.                                (b)            12,534          573,556
    Teradyne, Inc.                              (b)             6,788          106,504
    Texas Instruments, Inc.                                    49,505        1,742,081
    Xilinx, Inc.                                               10,349          258,725
                                                                        --------------
                                                                            12,340,582
                                                                        --------------
    SOFTWARE (3.3%)
    Adobe Systems, Inc.                         (b)            20,295          817,686
    Autodesk, Inc.                              (b)             7,968          337,604
    BMC Software, Inc.                          (b)             7,048          202,419
    CA, Inc.                                    (a)            14,096          353,528
    Citrix Systems, Inc.                        (b)             6,311          228,269
    Compuware Corp.                             (b)            10,419           97,209
    Electronic Arts, Inc.                       (b)            10,638          517,432
    Intuit, Inc.                                (b)            12,006          343,852
&   Microsoft Corp.                                           290,887        8,432,814
    Novell, Inc.                                (b)            11,629           78,031
    Oracle Corp.                                (b)           136,737        2,614,411
    Symantec Corp.                              (b)            31,268          600,346
                                                                        --------------
                                                                            14,623,601
                                                                        --------------

    SPECIALTY RETAIL (1.8%)
    Abercrombie & Fitch Co. Class A                             3,000          209,700
    AutoNation, Inc.                            (b)             5,240          102,075
    AutoZone, Inc.                              (b)             1,671          211,900
    Bed Bath & Beyond, Inc.                     (a) (b)         9,500          329,080
    Best Buy Co., Inc.                          (a)            13,888          619,266
    Circuit City Stores, Inc.                                   4,840           57,596
    Gap, Inc. (The)                                            18,060          310,632
    Home Depot, Inc. (The)                                     68,242        2,536,555
    Limited Brands, Inc.                                       11,860          286,419
    Lowe's Cos., Inc.                                          51,965        1,455,540
    Office Depot, Inc.                          (b)             9,496          237,020
    OfficeMax, Inc.                                             2,508           82,463
    RadioShack Corp.                            (a)             4,562          114,643
    Sherwin-Williams Co. (The)                                  3,888          270,955
    Staples, Inc.                                              24,863          572,346
    Tiffany & Co.                                               4,762          229,767
    TJX Cos., Inc. (The)                                       15,645          434,149
                                                                        --------------
                                                                             8,060,106
                                                                        --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                 (b)            12,734          578,888
    Jones Apparel Group, Inc.                                   3,853           96,171
    Liz Claiborne, Inc.                         (a)             3,488          122,568
    NIKE, Inc. Class B                                         13,082          738,479
    Polo Ralph Lauren Corp.                                     2,100          187,635
    VF Corp.                                                    3,121          267,751
                                                                        --------------
                                                                             1,991,492
                                                                        --------------
    THRIFTS & MORTGAGE FINANCE (1.2%)
    Countrywide Financial Corp.                 (a)            20,359          573,513
    Fannie Mae                                                 33,671        2,014,873
    Freddie Mac                                                22,906        1,311,827
    Hudson City Bancorp, Inc.                                  17,200          210,184
    MGIC Investment Corp.                       (a)             2,932          113,351
    Sovereign Bancorp, Inc.                     (a)            12,251          234,484
    Washington Mutual, Inc.                                    30,654        1,150,445
                                                                        --------------
                                                                             5,608,677
                                                                        --------------
    TOBACCO (1.2%)
    Altria Group, Inc.                                         72,644        4,828,647
    Reynolds American, Inc.                     (a)             5,880          359,680
    UST, Inc.                                                   5,494          294,204
                                                                        --------------
                                                                             5,482,531
                                                                        --------------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)     ++
    W.W. Grainger, Inc.                                         2,474          216,129
                                                                        --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    ALLTEL Corp.                                               11,956          788,498
    Sprint Nextel Corp.                                       100,128        2,055,628
                                                                        --------------
                                                                             2,844,126
                                                                        --------------
    Total Common Stocks
       (Cost $224,682,939)                                                 447,298,098(i)
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (5.1%)
    COMMERCIAL PAPER (1.4%)
    Barton Capital LLC
      5.285%, due 8/6/07                        (c)       $   555,056          555,056
    Charta LLC
      5.303%, due 8/30/07                       (c)           278,889          278,889
    Den Danske Bank
      5.285%, due 8/6/07                        (c)           743,704          743,704
    Fairway Finance Corp.
      5.313%, due 8/1/07                        (c)           185,926          185,926
    Grampian Funding LLC
      5.305%, due 8/6/07                        (c)           460,452          460,452
    Kitty Hawk Funding Corp.
      5.306%, due 8/22/07                       (c)           460,316          460,316
    Lexington Parker Capital Co. LLC
      5.294%, due 8/17/07                       (c)           739,485          739,485
    Liberty Street Funding Co.
      5.296%, due 8/27/07                       (c)           278,889          278,889
    Ranger Funding Co. LLC
      5.302%, due 8/7/07                        (c)           645,974          645,974
    Sheffield Receivables Corp.
      5.294%, due 8/17/07                       (c)           925,412          925,412
    Three Pillars Funding LLC
      5.298%, due 8/15/07                       (c)           553,692          553,692
    Yorktown Capital LLC
      5.282%, due 8/1/07                        (c)           555,601          555,601
                                                                        --------------
    Total Commercial Paper
       (Cost $6,383,396)                                                     6,383,396
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.3%)
    BGI Institutional Money Market Fund         (c)         1,380,512        1,380,512
                                                                        --------------
    Total Investment Company
       (Cost $1,380,512)                                                     1,380,512
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $371,909
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $398,787 and a Market Value of
       $387,218)                                (c)       $   371,852          371,852
                                                                        --------------
    Total Repurchase Agreement
       (Cost $371,852)                                                         371,852
                                                                        --------------
    TIME DEPOSITS (2.7%)
    Abbey National PLC
       5.27%, due 8/3/07                        (c)           929,630          929,630
    Bank of America Corp.
       5.29%, due 8/16/07                       (c) (d)       929,630          929,630
    Barclays
       5.31%, due 8/20/07                       (c)           743,704          743,704
    BNP Paribas

       5.28%, due 8/1/07                        (c)           650,741          650,741
    Calyon
       5.30%, due 8/13/07                       (c)           743,704          743,704
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (c)           743,704          743,704
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (c)            27,889           27,889
    Rabobank Nederland
       5.29%, due 8/24/07                       (c)         1,580,371        1,580,371
    Royal Bank of Canada
       5.285%, due 8/3/07                       (c)         1,394,445        1,394,445
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (c)         1,394,445        1,394,445
    Swedbank AB
       5.31%, due 10/1/07                       (c)           464,815          464,815
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (c)           836,667          836,667
    UBS AG
       5.285%, due 8/16/07                      (c)           743,704          743,704
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (c)           929,630          929,630
                                                                        --------------
    Total Time Deposits
       (Cost $12,113,079)                                                   12,113,079
                                                                        --------------
    U.S. GOVERNMENT (0.6%)
    United States Treasury Bills
       4.836%, due 10/11/07                                 2,400,000        2,377,385
       4.846%, due 10/18/07                     (e)           500,000          494,824
                                                                        --------------
    Total U.S. Government
       (Cost $2,872,204)                                                     2,872,209
                                                                        --------------
    Total Short-Term Investments
       (Cost $23,121,043)                                                   23,121,048
                                                                        --------------
    Total Investments
       (Cost $247,803,982)                      (f)             104.6%     470,419,146(g)
    Liabilities in Excess of
       Cash and Other Assets                                     (4.6)     (20,521,897)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  449,897,249
                                                          ===========   ==============

                                                           CONTRACTS       UNREALIZED
                                                              LONG      DEPRECIATION(h)
                                                          -----------   ---------------
    FUTURES CONTRACTS (-0.0%)                   ++
    Standard & Poor's 500 Index
       Mini September 2007                                         39   $     (160,107)
                                                                        --------------
    Total Futures Contracts
       (Settlement Value $2,850,705)            (i)                     $     (160,107)
                                                                        ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards,TBA's, options, and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $256,938,926.

(g) At July 31, 2007 net unrealized appreciation was $213,480,220, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $231,610,983 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $18,130,763.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.

MAINSTAY GLOBAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS               +++               July 31, 2007 unaudited

                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                        ---------------   ------------
    LONG-TERM BONDS (95.9%)                    +
    CORPORATE BONDS (24.7%)
    ARGENTINA (0.4%)
    Loma Negra Compania Industrial
       Argentina S.A.
       7.25%, due 3/15/13                     (a)       $       300,000   $    285,750
    Telecom Personal S.A.
       9.25%, due 12/22/10                    (a)               500,000        497,500
                                                                          ------------
                                                                               783,250
                                                                          ------------
    BAHAMAS (0.2%)
    Ultrapetrol, Ltd.
       9.00%, due 11/24/14                                      450,000        450,562
                                                                          ------------
    BERMUDA (1.9%)
    AES China Generating Co., Ltd.
       8.25%, due 6/26/10                                       550,000        547,951
    Asia Aluminum Holdings, Ltd.
       8.00%, due 12/23/11                    (a)               500,000        475,000
       Series Reg S
       8.00%, due 12/23/11                                      985,000        952,987
    Citic Resources Finance, Ltd.
       6.75%, due 5/15/14                     (a)             1,475,000      1,390,187
    Hopson Development Holdings, Ltd.
       8.125%, due 11/9/12                    (a)               400,000        377,000
    Shanghai Real Estate, Ltd.
       8.625%, due 4/24/13                                      250,000        246,187
                                                                          ------------
                                                                             3,989,312
                                                                          ------------
    BRAZIL (1.8%)
    Braskem S.A.
       9.375%, due 6/1/15                     (a)               150,000        161,625
       Series Reg S
       9.375%, due 6/1/15                                       800,000        862,000
    Caue Finance, Ltd.
       8.875%, due 8/1/15                     (a)               750,000        808,125
    Companhia de Saneamento Basico do
       Estado de Sao Paulo
       7.50%, due 11/3/16                     (a)               630,000        628,425
    ISA Capital do Brasil S.A.
       8.80%, due 1/30/17                     (a)               350,000        352,625
    JBS S.A.
       10.50%, due 8/4/16                     (a)               300,000        311,250
    TAM Capital, Inc.
       7.375%, due 4/25/17                    (a)               700,000        619,500
                                                                          ------------
                                                                             3,743,550
                                                                          ------------
    CAYMAN ISLANDS (3.4%)
    Banco Mercantil del Norte S.A.
       Series Reg S

       5.875%, due 2/17/14                                      400,000        401,000
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                      (a)             1,845,000      1,692,787
    Shimao Property Holdings, Ltd.
       8.00%, due 12/1/16                     (a)               100,000         95,000
    Vale Overseas, Ltd.
       6.25%, due 1/11/16                                       650,000        644,350
       6.25%, due 1/23/17                                     1,430,000      1,415,500
       6.875%, due 11/21/36                                   2,255,000      2,193,551
       8.25%, due 1/17/34                                       190,000        214,514
    Xinao Gas Holdings, Ltd.
       7.375%, due 8/5/12                                       545,000        538,794
                                                                          ------------
                                                                             7,195,496
                                                                          ------------
    CHILE (0.3%)
    AES Gener S.A.
       7.50%, due 3/25/14                     (b)               550,000        553,799
                                                                          ------------
    COLOMBIA (0.3%)
    AES Chivor S.A. E.S.P.
       9.75%, due 12/30/14                    (a)               500,000        565,000
                                                                          ------------
    GERMANY (0.5%)
    Kreditanstalt fuer Wiederaufbau
       Series E
       11.75%, due 8/8/08                               ISK  68,000,000      1,097,850
                                                                          ------------
    HONG KONG (0.2%)
    Panva Gas Holdings, Ltd.
       8.25%, due 9/23/11                               $       500,000        524,804
                                                                          ------------
    LUXEMBOURG (5.4%)
    Evraz Group S.A.
       8.25%, due 11/10/15                    (a)               865,000        866,557
    Gazprom International S.A.
       7.201%, due 2/1/20                     (a)             2,331,930      2,361,079
       7.201%, due 2/1/20                                     3,466,897      3,547,676
    Norilsk Nickel Finance Luxembourg
       S.A.
       7.125%, due 9/30/09                                      700,000        708,659
    OJSC Russian Agricultural Bank
       7.175%, due 5/16/13                    (a)               300,000        307,890
    OJSC Vimpel Communications
       8.25%, due 5/23/16                     (a)               900,000        921,573
       8.25%, due 5/23/16                                       500,000        511,985
    Tengizchevroil Finance Co.
       S.A.R.L.
       6.124%, due 11/15/14                   (a)               320,000        312,000
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                     (a)             1,880,000      1,887,050
                                                                          ------------
                                                                            11,424,469
                                                                          ------------
    MEXICO (1.7%)
    America Movil S.A. de C.V.
       5.50%, due 3/1/14                                        400,000        382,463
       Series Reg S
       8.46%, due 12/18/36                    (a)       MXN   8,000,000        737,930
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                    (a)       $       250,000        248,200
       6.50%, due 12/15/15                                      280,000        277,984
    Desarrolladora Homex S.A. de
       C.V.

       7.50%, due 9/28/15                                       100,000         94,000
    Grupo Gigante S.A. de C.V.
       8.75%, due 4/13/16                     (a)             1,200,000      1,218,000
    Grupo Televisa S.A.
       8.49%, due 5/11/37                     (a)       MXN   6,000,000        551,983
                                                                          ------------
                                                                             3,510,560
                                                                          ------------
    NETHERLANDS (2.5%)
    ATF Capital B.V.
       9.25%, due 2/21/14                     (a)       $     1,100,000      1,149,500
    Electricidad de Caracas Finance B.V.
       10.25%, due 10/15/14                   (a)               200,000        206,000
    Excelcomindo Finance Co. B.V.
       7.125%, due 1/18/13                    (a)               300,000        294,750
    Intergas Finance B.V.
       6.375%, due 5/14/17                    (a)               500,000        472,500
       6.875%, due 11/4/11                    (a)               570,000        575,700
    Lukoil International Finance B.V.
       6.356%, due 6/7/17                     (a)               675,000        635,580
    Majapahit Holdings B.V.
       7.75%, due 10/17/16                    (a)               100,000         96,750
    Paiton Energy Funding B.V.
       9.34%, due 2/15/14                     (a)               500,000        525,000
       Series Reg S
       9.34%, due 2/15/14                                       550,000        570,625
    Temir Capital B.V. for JSC
       TemirBank
       9.50%, due 5/21/14                     (a)               400,000        380,000
    TuranAlem Finance B.V.
       7.75%, due 4/25/13                     (a)               300,000        274,500
                                                                          ------------
                                                                             5,180,905
                                                                          ------------
    PANAMA (0.1%)
    AES El Salvador Trust
       6.75%, due 2/1/16                      (a)               300,000        296,130
                                                                          ------------
    PHILIPPINES (0.2%)
    National Power Corp.
       6.875%, due 11/2/16                    (a)               300,000        287,625
    Philippine Long Distance
       Telephone Co.
       8.35%, due 3/6/17                                         70,000         75,250
                                                                          ------------
                                                                               362,875
                                                                          ------------
    RUSSIA (0.9%)
    Moscow River for NPC Irkut
       8.25%, due 4/10/09                                       750,000        754,500
    OAO Gazprom
       9.625%, due 3/1/13                     (a)             1,000,000      1,137,500
                                                                          ------------
                                                                             1,892,000
                                                                          ------------
    SOUTH KOREA (0.7%)
    C&M Finance, Ltd.
       8.10%, due 2/1/16                      (a)               500,000        501,900
    Hynix Semiconductor, Inc.
       7.875%, due 6/27/17                    (a)             1,100,000      1,036,750
                                                                          ------------
                                                                             1,538,650
                                                                          ------------
    UNITED ARAB EMIRATES (1.0%)
    DP World, Ltd.
       6.85%, due 7/2/37                      (a)             2,150,000      2,113,332
                                                                          ------------

    UNITED STATES (3.3%)
    GMAC LLC
       6.00%, due 12/15/11                                      800,000        721,690
    Pemex Project Funding Master
       Trust Series Reg S
       5.75%, due 12/15/15                                    3,100,000      3,005,019
       7.375%, due 12/15/14                                   2,960,000      3,140,634
                                                                          ------------
                                                                             6,867,343
                                                                          ------------
    Total Corporate Bonds
       (Cost $52,560,285)                                                   52,089,887
                                                                          ------------

                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                        ---------------   ------------
    GOVERNMENTS & FEDERAL AGENCIES (70.8%)
    ARGENTINA (5.7%)
    Republic of Argentina
       (zero coupon), due 12/15/35            (c)            27,569,323      3,584,012
       1.33%, due 12/31/38
       2.50%, beginning 3/1/09,
       3.75%, beginning 3/1/19,
       5.25%, beginning 3/1/29                                1,000,000        370,000
       5.475%, due 8/3/12                     (d)             2,040,000      1,853,952
&      8.28%, due 12/31/33                    (b)             7,283,451      6,154,516
                                                                          ------------
                                                                            11,962,480
                                                                          ------------
    BRAZIL (15.0%)
    Federal Republic of Brazil
&      8.00%, due 1/15/18                     (b)             4,951,000      5,369,359
&      8.25%, due 1/20/34                                     9,885,000     11,787,863
       Series B
       8.875%, due 4/15/24                                    1,475,000      1,781,063
       9.25%, due 10/22/10                                    1,160,000      1,264,400
       10.125%, due 5/15/27                                   1,500,000      2,060,250
       10.50%, due 7/14/14                                    1,230,000      1,527,045
       11.00%, due 1/11/12                                    2,500,000      2,968,750
       12.25%, due 3/6/30                                     1,140,000      1,858,200
       12.50%, due 1/5/22                               BRL   4,750,000      3,039,213
                                                                          ------------
                                                                            31,656,143
                                                                          ------------
    COLOMBIA (4.0%)
    Republic of Colombia
       7.16%, due 11/16/15                    (c)       $       500,000        525,000
       8.125%, due 5/21/24                    (b)             2,830,000      3,243,180
       10.00%, due 1/23/12                                    1,000,000      1,147,500
       10.375%, due 1/28/33                                     500,000        715,000
       11.75%, due 2/25/20                                      430,000        612,750
       12.00%, due 10/22/15                             CP3,600,000,000      2,091,718
                                                                          ------------
                                                                             8,335,148
                                                                          ------------

    COSTA RICA (0.2%)
    Republic of Costa Rica
       Series Reg S
       8.11%, due 2/1/12                                $       500,000        535,000
                                                                          ------------
    DOMINICAN REPUBLIC (0.6%)
    Dominican Republic
       9.04%, due 1/23/18                     (a)               655,786        721,365
       Series Reg S
       9.04%, due 1/23/18                                       546,488        601,137
                                                                          ------------
                                                                             1,322,502
                                                                          ------------
    EGYPT (1.2%)
    Republic of Egypt
       (zero coupon), due 1/15/08                       EGP   4,400,000        752,893
       (zero coupon), due 2/12/08                             9,975,000      1,697,008
                                                                          ------------
                                                                             2,449,901
                                                                          ------------
    EL SALVADOR (0.2%)
    Republic of El Salvador
       7.75%, due 1/24/23                     (a)       $       100,000        112,000
       Series Reg S
       7.75%, due 1/24/23                                       100,000        112,000
       8.25%, due 4/10/32                     (a)               250,000        297,500
                                                                          ------------
                                                                               521,500
                                                                          ------------
    INDONESIA (1.9%)
    Republic of Indonesia
       6.625%, due 2/17/37                    (a) (b)         2,000,000      1,835,000
       6.875%, due 3/9/17                     (a) (b)         1,100,000      1,100,000
       7.25%, due 4/20/15                     (a) (b)           550,000        562,375
       Series Reg S
       7.25%, due 4/20/15                                       500,000        509,745
                                                                          ------------
                                                                             4,007,120
                                                                          ------------
    JAMAICA (0.3%)
    Jamaica Government
       8.00%, due 3/15/39                                       600,000        570,000
                                                                          ------------
    LEBANON (0.7%)
    Lebanese Republic
       8.25%, due 4/12/21                     (a)             1,650,000      1,493,250
                                                                          ------------
    MEXICO (2.6%)
&   United Mexican States
       8.125%, due 12/30/19                                   4,650,000      5,487,000
                                                                          ------------
    PAKISTAN (0.3%)
    Islamic Republic of Pakistan
       6.875%, due 6/1/17                     (a)               700,000        595,000
                                                                          ------------
    PANAMA (4.0%)
    Republic of Panama
       6.70%, due 1/26/36                                     1,058,000      1,047,420
       7.125%, due 1/29/26                                      925,000        966,625
       8.875%, due 9/30/27                                      920,000      1,131,600
       9.375%, due 7/23/12                                      350,000        399,000
       9.375%, due 4/1/29                                     3,455,000      4,474,225

       9.625%, due 2/8/11                                       462,000        513,975
                                                                          ------------
                                                                             8,532,845
                                                                          ------------
    PERU (5.0%)
    Republic of Peru
&      7.35%, due 7/21/25                                     7,535,000      8,213,150
       8.75%, due 11/21/33                    (b)             1,762,000      2,233,335
                                                                          ------------
                                                                            10,446,485
                                                                          ------------
    PHILIPPINES (6.0%)
    Republic of Philippines
       7.75%, due 1/14/31                     (b)             1,400,000      1,482,250
       8.00%, due 1/15/16                                       650,000        687,375
       9.375%, due 1/18/17                                      830,000        966,950
&      9.50%, due 2/2/30                      (b)             4,660,000      5,842,242
       9.875%, due 1/15/19                    (b)             1,670,000      2,043,579
       10.625%, due 3/16/25                                   1,290,000      1,728,600
                                                                          ------------
                                                                            12,750,996
                                                                          ------------
    RUSSIA (3.4%)
    Russian Federation
       7.50%, due 3/31/30                     (a)                28,064         30,747
       Series Reg S
       7.50%, due 3/31/30                                     2,711,126      2,961,092
       Series Reg S
       11.00%, due 7/24/18                                    3,010,000      4,158,315
                                                                          ------------
                                                                             7,150,154
                                                                          ------------
    TURKEY (6.7%)
    Republic of Turkey
       6.875%, due 3/17/36                                    2,200,000      2,046,000
       7.00%, due 6/5/20                                        300,000        295,125
       7.25%, due 3/15/15                                     1,510,000      1,532,650
&      7.375%, due 2/5/25                                     4,725,000      4,801,781
       9.00%, due 6/30/11                                     1,000,000      1,091,800
       11.00%, due 1/14/13                                      550,000        653,125
       11.75%, due 6/15/10                                      700,000        801,500
       12.375%, due 6/15/09                                   1,470,000      1,641,696
       14.00%, due 1/19/11                              TRY   1,680,000      1,220,474
                                                                          ------------
                                                                            14,084,151
                                                                          ------------
    UKRAINE (1.1%)
    Ukraine Government
       6.58%, due 11/21/16                    (a)       $     1,000,000        970,000
       6.875%, due 3/4/11                     (a)               350,000        350,000
       7.65%, due 6/11/13                     (a)               900,000        929,250
                                                                          ------------
                                                                             2,249,250
                                                                          ------------
    URUGUAY (3.7%)
    Republic of Uruguay
&      7.875%, due 1/15/33                    (e)             5,299,062      5,762,730
       8.00%, due 11/18/22                                    1,741,201      1,889,203
       9.25%, due 5/17/17                                       130,000        152,100
                                                                          ------------
                                                                             7,804,033
                                                                          ------------
    VENEZUELA (8.0%)
    Republic of Venezuela
       6.00%, due 12/9/20                                     4,500,000      3,633,750
       Series Reg S

       6.36%, due 4/20/11                     (c)             1,750,000      1,665,125
       Series Reg S
       7.00%, due 12/1/18                                     1,000,000        901,000
&      8.50%, due 10/8/14                                     4,670,000      4,728,375
&      9.25%, due 9/15/27                                     4,600,000      4,830,000
       10.75%, due 9/19/13                                      680,000        758,200
       13.625%, due 8/15/18                                     200,000        282,000
                                                                          ------------
                                                                            16,798,450
                                                                          ------------
    VIETNAM (0.2%)
    Republic of Vietnam
       6.875%, due 1/15/16                    (a)               400,000        404,000
                                                                          ------------
    Total Governments & Federal
       Agencies
       (Cost $138,988,896)                                                 149,155,408
                                                                          ------------
    YANKEE BOND (0.4%)                        (f)
    ARGENTINA (0.4%)
    YPF Sociedad Anonima
       9.125%, due 2/24/09                                      880,000        902,000
                                                                          ------------
    Total Yankee Bond
       (Cost $866,247)                                                         902,000
                                                                          ------------
    Total Long-Term Bonds
       (Cost $192,415,428)                                                 202,147,295
                                                                          ------------

                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                        ---------------   ------------
    SHORT-TERM INVESTMENTS (11.9%)
    COMMERCIAL PAPER (5.8%)
    American Honda Finance Corp.
       5.23%, due 8/21/07                                     1,500,000      1,495,641
    Barton Capital LLC
       5.285%, due 8/6/07                     (g)               512,110        512,110
    Charta LLC
       5.303%, due 8/30/07                    (g)               257,311        257,311
    Den Danske Bank
       5.285%, due 8/6/07                     (g)               686,163        686,163
    Fairway Finance Corp.
       5.313%, due 8/1/07                     (g)               171,541        171,541
    Grampian Funding LLC
       5.305%, due 8/6/07                     (g)               424,826        424,826
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                    (g)               424,700        424,700
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                    (g)               682,270        682,270
    Liberty Street Funding Co.
       5.296%, due 8/27/07                    (g)               257,311        257,311
    Ranger Funding
       5.302%, due 8/7/07                     (g)               595,993        595,993
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                    (g)               853,810        853,810
    Societe Generale North America,
       Inc.
       5.35%, due 8/1/07                                      2,800,000      2,800,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                    (g)               510,851        510,851
    Toyota Motor Credit Corp.

       5.25%, due 8/13/07                                     2,000,000      1,996,500
    Yorktown Capital LLC
       5.282%, due 8/1/07                     (g)               512,613        512,613
                                                                          ------------
    Total Commercial Paper
       (Cost $12,181,640)                                                   12,181,640
                                                                          ------------

                                                             SHARES           VALUE
                                                        ---------------   ------------
    INVESTMENT COMPANY (0.6%)
    BGI Institutional Money
       Market Fund                            (g)             1,273,699      1,273,699
                                                                          ------------
    Total Investment Company
       (Cost $1,273,699)                                                     1,273,699
                                                                          ------------

                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                        ---------------   ------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $343,133
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and
       maturity dates between
       8/15/08-12/31/49, with a
       Principal Amount of $367,932
       and a Market Value of
       $357,258)                              (g)       $       343,081        343,081
                                                                          ------------
    Total Repurchase Agreement
       (Cost $343,081)                                                         343,081
                                                                          ------------

                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                        ---------------   ------------
    TIME DEPOSITS (5.3%)
    Abbey National PLC
       5.27%, due 8/3/07                      (g)               857,703        857,703
    Bank of America Corp.
       5.29%, due 8/16/07                     (c) (g)           857,703        857,703
    Barclays
       5.31%, due 8/20/07                     (g)               686,162        686,162
    BNP Paribas
       5.28%, due 8/1/07                      (g)               600,392        600,392
    Calyon
       5.30%, due 8/13/07                     (g)               686,162        686,162
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                     (g)               686,162        686,162
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                      (g)                25,731         25,731
    Rabobank Nederland
       5.29%, due 8/24/07                     (g)             1,458,095      1,458,095
    Royal Bank of Canada
       5.285%, due 8/3/07                     (g)             1,286,554      1,286,554
    Royal Bank of Scotland
       5.36%, due 8/1/07                      (g)             1,286,554      1,286,554
    Swedbank AB
       5.31%, due 10/1/07                     (g)               428,851        428,851
    Toronto Dominion Bank
       5.29%, due 8/6/07                      (g)               771,932        771,932
    UBS AG
       5.285%, due 8/16/07                    (g)               686,162        686,162
    Wachovia Bank N.A.
       5.28%, due 8/20/07                     (g)               857,703        857,703
                                                                          ------------

    Total Time Deposits
       (Cost $11,175,866)                                                   11,175,866
                                                                          ------------
    Total Short-Term Investments
       (Cost $24,974,286)                                                   24,974,286
                                                                          ------------
    Total Investments
       (Cost $217,389,714)                    (h)                 107.8%   227,121,581(i)
    Liabilities in Excess of
       Cash and Other Assets                                       (7.8)   (16,357,753)
                                                        ---------------   ------------
    Net Assets                                                    100.0%  $210,763,828
                                                        ===============   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(d) Fair valued security. The total market value of these securities at July 31, 2007 is $1,853,952, which reflects 0.9% of the Fund's net assets.

(e) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(f) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(g) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)  The cost for federal income tax purposes is $217,428,442.

(i) At July 31, 2007 net unrealized appreciation for securities was $9,693,139, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $12,958,682 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,265,543.

The following abbreviations are used in the above portfolio:

BRL - Brazilian Real
CP  - Colombian Peso
EGP - Egyptian Pound
ISK - Icelandic Krona
MXN - Mexican Peso
TRY - New Turkish Lira

MAINSTAY GLOBAL HIGH INCOME FUND - CURRENCY

GLOBAL HIGH INCOME FUND - CURRENCY

                                                                      CONTRACT          CONTRACT       UNREALIZED
                                                                       AMOUNT            AMOUNT      APPRECIATION/
                                                                     PURCHASED            SOLD       (DEPRECIATION)
                                                                -------------------   ------------   --------------
Foreign Currency Buy Contracts
Brazilian Real vs. U.S. Dollar, expiring 10/29/07               BRL       1,879,000     $1,000,000     $(15,350)
Indonesian Rupiah vs. U.S. Dollar, expiring 9/5/07              IDR   9,205,000,000      1,046,023      (48,984)
New Russian Ruble vs. U.S. Dollar, expiring 9/7/07              RUB      39,757,500      1,521,042       36,192

                                                                      CONTRACT          CONTRACT
                                                                       AMOUNT            AMOUNT
                                                                        SOLD            PURCHASED
                                                                -------------------   ----------
Foreign Currency Sale Contracts
Indonesian Rupiah vs. U.S. Dollar, expiring 9/5/07              IDR   9,205,000,000      $ 991,384       (5,655)
                                                                                                       --------
Unrealized depreciation on foreign currency forward contracts                                          $(33,797)
                                                                                                       ========

Foreign Currency held at July 31, 2007:

            CURRENCY                 COST       VALUE
--------------------------------   --------   --------
Argentinian Peso   ARS   178,821    $57,929   $ 57,250
Egyptian Pound     EGP     2,377        416        421
Turkish Lira       TRL   117,600     90,524     91,617
                                   --------   --------
                                   $148,869   $149,288
                                   ========   ========

MAINSTAY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    LONG-TERM BONDS (98.7%)
    ASSET-BACKED SECURITIES (3.6%)

    CONSUMER LOANS (0.8%)
    Atlantic City Electric Transition
       Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                $ 2,275,000   $    2,260,102
                                                                        --------------
    CREDIT CARDS (0.6%)
    Chase Issuance Trust
       Series 2006-C4, Class C4
       5.61%, due 1/15/14                     (a)           1,000,000        1,000,374
    Citibank Credit Card
       Issuance Trust
       Series 2006-C4, Class C4
       5.54%, due 1/9/12                      (a)             615,000          614,854
                                                                        --------------
                                                                             1,615,228
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (1.4%)
    Massachusetts RRB Special Purpose
       Trust
       Series 2001-1, Class A
       6.53%, due 6/1/15                                    3,944,787        4,099,801
                                                                        --------------
    HOME EQUITY (0.8%)
    Citicorp Residential Mortgage
       Securities, Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                    950,000          945,079
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                  1,190,000        1,187,342
                                                                        --------------
                                                                             2,132,421
                                                                        --------------
    Total Asset-Backed Securities
       (Cost $9,969,308)                                                    10,107,552
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    CORPORATE BONDS (1.7%)
    INSURANCE (0.5%)
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                  1,480,000        1,448,113
                                                                        --------------
    MEDIA (1.2%)
    TCI Communications, Inc.
       8.75%, due 8/1/15                                    2,795,000        3,206,690
                                                                        --------------
    Total Corporate Bonds
       (Cost $4,813,781)                                                     4,654,803
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    MORTGAGE-BACKED SECURITIES (4.0%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (4.0%)
    Banc of America Commercial
       Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                 2,060,000        2,032,277
    Citigroup Commercial
       Mortgage Trust
       Series 2005-EMG,
       Class A1
       4.154%, due 9/20/51                    (b)             965,576          951,933
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                 2,000,000        1,880,737
    Citigroup Mortgage Loan Trust, Inc.
       Series 2006-AR6, Class 1A1
       6.07%, due 8/25/36                     (a)           1,269,259        1,261,729
    Credit Suisse Mortgage Capital
       Certificates
       Series 2006-C4, Class AJ
       5.538%, due 9/15/39                    (a)           1,550,000        1,486,732
    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                   (b)             620,000          579,162
    GS Mortgage Securities Corp. II
       Series 2001-ROCK, Class A1
       6.22%, due 5/3/18                      (b)           1,763,886        1,788,819
    LB-UBS Commercial Mortgage Trust
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                   (a)             300,000          287,730
    Mortgage Equity Conversion
       Asset Trust
       Series 2007-FF2, Class A
       5.42%, due 2/25/42                     (a)(b)(c)     1,060,000        1,054,032
                                                                        --------------
    Total Mortgage-Backed Securities
       (Cost $11,694,008)                                                   11,323,151
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    MUNICIPAL BOND (0.6%)
    TEXAS (0.6%)
    Harris County Texas Industrial
       Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                     (a)           1,720,000        1,694,217
                                                                        --------------
    Total Municipal Bond
       (Cost $1,734,642)                                                     1,694,217
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    U.S. GOVERNMENT & FEDERAL
       AGENCIES (88.8%)
    FANNIE MAE (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.9%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                   2,374,323        2,398,114
                                                                        --------------
    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (2.0%)
       Series 2003-T1, Class B
       4.491%, due 11/25/12                                 3,865,000        3,720,538

       Series 1998-M6, Class A2
       6.32%, due 8/15/08                     (d)           1,912,168        1,920,081
                                                                        --------------
                                                                             5,640,619
                                                                        --------------
    FANNIE MAE STRIP (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (0.3%)
       Series 360, Class 2, IO
       5.00%, due 8/1/35                      (e)           2,619,680          676,157
       Series 361, Class 2, IO
       6.00%, due 10/1/35                     (e)             495,952          127,631
                                                                        --------------
                                                                               803,788
                                                                        --------------
    FEDERAL HOME LOAN BANK (3.7%)
       5.125%, due 8/14/13                                  5,140,000        5,117,194
       5.50%, due 7/15/36                                   5,400,000        5,338,148
                                                                        --------------
                                                                            10,455,342
                                                                        --------------
    FEDERAL HOME LOAN MORTGAGE
       CORPORATION (4.9%)
       4.75%, due 11/17/15                                  1,615,000        1,554,320
&      5.25%, due 11/5/12                                  10,900,000       10,853,457
       6.00%, due 6/5/17                                    1,500,000        1,489,043
                                                                        --------------
                                                                            13,896,820
                                                                        --------------
    FEDERAL HOME LOAN MORTGAGE
       CORPORATION (MORTGAGE PASS-
       THROUGH SECURITIES) (11.5%)
       3.00%, due 8/1/10                                    4,293,489        4,069,202
       4.316%, due 3/1/35                     (a)             203,709          200,651
       5.00%, due 1/1/20                                    1,315,954        1,279,713
       5.00%, due 6/1/33                                    5,627,543        5,308,943
       5.00%, due 8/1/33                                    4,039,681        3,810,192
       5.00%, due 5/1/36                                    5,287,744        4,964,614
       5.50%, due 1/1/21                                    3,419,470        3,380,807
       5.50%, due 11/1/35                                   2,235,928        2,165,945
       5.50%, due 1/1/36                                    4,773,520        4,624,112
       5.50%, due 11/1/36                                     840,716          812,655
       5.663%, due 2/1/37                     (a)             475,579          475,818
       6.50%, due 4/1/37                                    1,313,436        1,328,386
                                                                        --------------
                                                                            32,421,038
                                                                        --------------
    FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (8.0%)
&      4.00%, due 9/2/08                                   17,630,000       17,437,163
       5.50%, due 1/18/12                                   1,400,000        1,398,680
       6.625%, due 9/15/09                                  3,505,000        3,621,811
                                                                        --------------
                                                                            22,457,654
                                                                        --------------
    FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (MORTGAGE PASS-
       THROUGH SECURITIES) (41.8%)
&      4.50%, due 7/1/18                                   15,513,270       14,849,361
&      4.50%, due 11/1/18                                   9,377,952        8,976,612
       5.00%, due 9/1/17                                    5,837,091        5,692,475
       5.00%, due 9/1/20                                      857,327          832,451
&      5.00%, due 1/1/36                                    9,505,929        8,942,802
       5.00%, due 2/1/36                                    2,891,168        2,719,897
       5.337%, due 4/1/34                     (a)           1,939,852        1,947,268
       5.50%, due 1/1/17                                      416,473          413,227
&      5.50%, due 2/1/17                                    9,417,074        9,347,479
       5.50%, due 6/1/19                                    3,044,036        3,014,382

       5.50%, due 11/1/19                                   3,016,574        2,987,187
&      5.50%, due 4/1/21                                    6,792,391        6,715,841
&      5.50%, due 6/1/33                                   11,103,830       10,777,769
       5.50%, due 11/1/33                                   4,944,991        4,799,783
       5.50%, due 12/1/33                                   5,410,714        5,251,831
       5.50%, due 6/1/34                                    1,982,730        1,921,885
       5.50%, due 12/1/34                                   1,176,974        1,140,856
       6.00%, due 12/1/16                                     782,496          788,582
       6.00%, due 11/1/32                                   2,609,284        2,601,775
       6.00%, due 1/1/33                                    1,804,369        1,798,489
       6.00%, due 3/1/33                                    2,143,208        2,134,686
       6.00%, due 9/1/34                                      534,586          531,583
       6.00%, due 9/1/35                                    4,691,694        4,659,252
       6.00%, due 10/1/35                                   1,287,031        1,277,620
       6.00%, due 6/1/36                                    4,849,583        4,808,337
       6.00%, due 11/1/36                                   4,741,334        4,701,009
       6.00%, due 4/1/37                                    1,440,869        1,422,555
       6.50%, due 10/1/31                                   1,225,559        1,249,895
       6.50%, due 2/1/37                                    1,253,545        1,266,247
                                                                        --------------
                                                                           117,571,136
                                                                        --------------
    GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION (MORTGAGE PASS-
       THROUGH SECURITIES) (2.1%)
       6.00%, due 8/15/32                                   2,073,884        2,077,433
       6.00%, due 12/15/32                                  1,368,989        1,371,010
       6.50%, due 8/15/28                                     721,509          738,318
       6.50%, due 4/15/31                                   1,814,993        1,857,532
                                                                        --------------
                                                                             6,044,293
                                                                        --------------
    HVIDE VAN OMMEREN TANKERS LLC (1.9%)
       Series I
       7.54%, due 12/14/23                    (f)           2,615,000        2,700,772
       Series II
       7.54%, due 12/14/23                    (f)           2,617,000        2,702,838
                                                                        --------------
                                                                             5,403,610
                                                                        --------------
    OVERSEAS PRIVATE INVESTMENT
       CORPORATION (1.3%)
       5.142%, due 12/15/23                   (f)           3,700,000        3,641,429
                                                                        --------------
    TENNESSEE VALLEY AUTHORITY (1.8%)
       4.65%, due 6/15/35                     (f)           5,605,000        4,925,069
                                                                        --------------
    UNITED STATES TREASURY BONDS (7.1%)
       6.25%, due 8/15/23                                     515,000          584,002
&      6.25%, due 5/15/30                     (g)           8,265,000        9,695,233
       6.875%, due 8/15/25                                  1,410,000        1,718,108
&      8.75%, due 8/15/20                     (g)           5,860,000        7,972,348
                                                                        --------------
                                                                            19,969,691
                                                                        --------------
    UNITED STATES TREASURY NOTE (1.5%)
       2.00%, due 7/15/14      T.I.P.         (h)           4,411,920        4,285,421
                                                                        --------------
    Total U.S. Government & Federal
       Agencies
       (Cost $254,072,093)                                                 249,914,024
                                                                        --------------
    Total Long-Term Bonds
       (Cost $282,283,832)                                                 277,693,747
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (6.4%)
    COMMERCIAL PAPER (2.1%)
    Barton Capital LLC
       5.285%, due 8/6/07                     (i)             418,527          418,527
    Charta LLC
       5.303%, due 8/30/07                    (i)             210,290          210,290
    Den Danske Bank
       5.285%, due 8/6/07                     (i)             560,772          560,772
    Fairway Finance Corp.
       5.313%, due 8/1/07                     (i)             140,193          140,193
    Grampian Funding LLC
       5.305%, due 8/6/07                     (i)             347,193          347,193
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                    (i)             347,090          347,090
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                    (i)             557,591          557,591
    Liberty Street Funding Co.
       5.296%, due 8/27/07                    (i)             210,290          210,290
    Ranger Funding
       5.302%, due 8/7/07                     (i)             487,081          487,081
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                    (i)             697,784          697,784
    Three Pillars Funding LLC
       5.298%, due 8/15/07                    (i)             417,498          417,498
    UBS Finance Delaware LLC
       5.33%, due 8/1/07                                    1,000,000        1,000,000
    Yorktown Capital LLC
       5.282%, due 8/1/07                     (i)             418,937          418,937
                                                                        --------------
    Total Commercial Paper
       (Cost $5,813,246)                                                     5,813,246
                                                                        --------------
    FEDERAL AGENCY (0.6%)
    Federal Home Loan Bank
       (Discount Notes)
       5.09%, due 8/1/07                                      370,000          370,000
       5.12%, due 8/2/07                                    1,500,000        1,499,787
                                                                        --------------
    Total Federal Agency
       (Cost $1,869,787)                                                     1,869,787
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.4%)
    BGI Institutional Money
       Market Fund                            (i)           1,040,941        1,040,941
                                                                        --------------
    Total Investment Company
       (Cost $1,040,941)                                                     1,040,941
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48% dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $280,429
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $300,695 and a Market Value of
       $291,972)                              (i)         $   280,386          280,386
                                                                        --------------
    Total Repurchase Agreement
       (Cost $280,386)                                                         280,386
                                                                        --------------

    TIME DEPOSITS (3.2%)
    Abbey National PLC
       5.27%, due 8/3/07                      (i)             700,965          700,965
    Bank of America Corp.
       5.29%, due 8/16/07                     (a)(i)          700,965          700,965
    Barclays
       5.31%, due 8/20/07                     (i)             560,772          560,772
    BNP Paribas
       5.28%, due 8/1/07                      (i)             490,676          490,676
    Calyon
       5.30%, due 8/13/07                     (i)             560,772          560,772
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                     (i)             560,772          560,772
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                      (i)              21,029           21,029
    Rabobank Nederland
       5.29%, due 8/24/07                     (i)           1,191,640        1,191,640
    Royal Bank of Canada
       5.285%, due 8/3/07                     (i)           1,051,447        1,051,447
    Royal Bank of Scotland
       5.36%, due 8/1/07                      (i)           1,051,447        1,051,447
    Swedbank AB
       5.31%, due 10/1/07                     (i)             350,482          350,482
    Toronto Dominion Bank
       5.29%, due 8/6/07                      (i)             630,868          630,868
    UBS AG
       5.285%, due 8/16/07                    (i)             560,772          560,772
    Wachovia Bank N.A.
       5.28%, due 8/20/07                     (i)             700,965          700,965
                                                                        --------------
    Total Time Deposits
       (Cost $9,133,572)                                                     9,133,572
                                                                        --------------
    Total Short-Term Investments
       (Cost $18,137,932)                                                   18,137,932
                                                                        --------------
    Total Investments
       (Cost $300,421,764)                    (j)               105.1%     295,831,679(k)
    Liabilities in Excess of
       Cash and Other Assets                                    (5.1)      (14,470,774)
                                                          -----------   --------------
    Net Assets                                                 100.0%   $  281,360,905
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Fair valued security. The total market value of these securities at July 31, 2007 is $1,054,032, which reflects 0.4% of the Fund's net assets.

(d)  ACES - Alternative Credit Enhancement Structure.

(e) Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(f)  United States Government Guaranteed Security.

(g)  Represents a security, or a portion thereof, which is out on loan.

(h) Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $300,435,190.

(k) At July 31, 2007, net unrealized depreciation was $4,603,511 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,110,785 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,714,296.

MAINSTAY HIGH YIELD CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    LONG-TERM BONDS (87.1%)                +
    ASSET-BACKED SECURITIES (1.1%)
    AIRLINES (0.2%)
    Northwest Airlines, Inc.
       Series 2001-1, Class 1B
       7.691%, due 4/1/17                                 $ 4,538,739   $    4,425,270
       Series 2002-1, Class IC2
       9.055%, due 5/20/12                                  5,876,596        6,170,426
                                                                        --------------
                                                                            10,595,696
                                                                        --------------
    ELECTRIC (0.8%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                   16,550,061       17,605,128
       Series 1999-B
       9.67%, due 1/2/29                                   16,820,000       19,427,100
                                                                        --------------
                                                                            37,032,228
                                                                        --------------
    ENTERTAINMENT (0.1%)
    United Artists Theatre
       Circuit, Inc.
       Series 1995-A
       9.30%, due 7/1/15                   (a)(b)           1,977,711        1,779,940
                                                                        --------------
    Total Asset-Backed Securities
       (Cost $45,652,208)                                                   49,407,864
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    CONVERTIBLE BONDS (1.9%)
    INSURANCE (0.1%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning
       9/30/10                             (c)(d)           2,940,000        2,851,800
                                                                        --------------
    INTERNET (0.0%)                        ++
    At Home Corp.
       4.75%, due 12/15/07                 (a)(b)(e)       61,533,853            6,153
                                                                        --------------
    MEDIA (0.3%)
    Sinclair Broadcast Group, Inc.
      3.00%, due 5/15/27                                   17,060,000       16,121,700
                                                                        --------------
    TELECOMMUNICATIONS (1.5%)
    CIENA Corp.
      3.75%, due 2/1/08                                    32,255,000       32,053,406
    Nortel Networks Corp.
      4.25%, due 9/1/08                                    34,890,000       34,366,650
                                                                        --------------
                                                                            66,420,056
                                                                        --------------

    Total Convertible Bonds
       (Cost $83,197,176)                                                   85,399,709
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    CORPORATE BONDS (67.4%)
    ADVERTISING (0.4%)
    R.H. Donnelley, Inc.
       10.875%, due 12/15/12                                7,810,000        8,239,550
    Vertis, Inc.
       9.75%, due 4/1/09                                   11,185,000       11,157,037
                                                                        --------------
                                                                            19,396,587
                                                                        --------------
    AEROSPACE & DEFENSE (0.7%)
    Sequa Corp.
       8.875%, due 4/1/08                                   6,565,000        6,663,475
       9.00%, due 8/1/09                                   21,540,000       22,401,600
                                                                        --------------
                                                                            29,065,075
                                                                        --------------
    AGRICULTURE (0.9%)
    Reynolds American, Inc.
       7.625%, due 6/1/16                  (d)             24,175,000       24,955,031
       7.75%, due 6/1/18                                   17,070,000       17,540,330
                                                                        --------------
                                                                            42,495,361
                                                                        --------------
    AIRLINES (0.7%)
    DAE Aviation Holdings, Inc.
       11.25%, due 8/1/15                  (c)             16,890,000       16,383,300
    Delta Air Lines, Inc.
       2.875%, due 2/6/24                                   7,201,000          468,065
       2.875%, due 2/18/24                 (c)              4,190,000          272,350
       8.00%, due 6/3/23                                   13,575,000          882,375
       8.00%, due 6/3/23                                   10,459,000          679,835
       8.30%, due 12/15/29                                 11,297,000          762,547
       9.25%, due 12/27/07                                  5,175,000          336,375
       9.25%, due 3/15/22                                   9,000,000          585,000
       9.75%, due 5/15/21                                   2,115,000          142,762
       10.00%, due 8/15/08                                  8,195,000          532,675
       10.375%, due 2/1/11                                  6,515,000          423,475
       10.375%, due 12/15/22                               15,160,000          985,400
    Northwest Airlines, Inc.
       (Escrow shares)
       7.625%, due 11/15/23                                11,810,900        1,476,362
       7.875%, due 3/15/08                                  7,640,000          935,900
       8.70%, due 3/15/08                                     445,000           57,850
       8.875%, due 6/1/08                                   5,735,000          702,537
       9.875%, due 3/15/08                                 18,615,000        2,419,950
       10.00%, due 2/1/09                                  15,179,700        1,935,412
                                                                        --------------
                                                                            29,982,170
                                                                        --------------
    APPAREL (0.5%)
    Quiksilver, Inc.
       6.875%, due 4/15/15                                  4,390,000        3,885,150
    Unifi, Inc.
       11.50%, due 5/15/14                                 17,650,000       16,944,000
                                                                        --------------
                                                                            20,829,150
                                                                        --------------
    AUTO PARTS & EQUIPMENT (2.7%)
    American Tire Distributors, Inc.
       10.75%, due 4/1/13                  (d)              5,980,000        5,800,600

    FleetPride Corp.
       11.50%, due 10/1/14                 (c)             17,535,000       18,061,050
    Goodyear Tire & Rubber Co.
       (The)
       6.375%, due 3/15/08                                  5,845,000        5,801,162
       8.625%, due 12/1/11                 (c)              3,583,000        3,645,702
&      11.25%, due 3/1/11                                  40,235,000       43,152,037
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                   8,480,000        7,928,800
       8.75%, due 12/1/16                                  14,090,000       13,033,250
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                (d)             14,555,000       14,555,000
       10.25%, due 7/15/13                                 10,550,000       11,235,750
                                                                        --------------
                                                                           123,213,351
                                                                        --------------
    BANKS (0.1%)
    Fremont General Corp.
       Series B
       7.875%, due 3/17/09                 (d)              6,795,000        6,489,225
                                                                        --------------
    BEVERAGES (0.3%)
    Constellation Brands, Inc.
       7.25%, due 5/15/17                  (c)(d)          13,065,000       12,215,775
                                                                        --------------
    BUILDING MATERIALS (0.8%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                                  11,775,000       11,421,750
    Dayton Superior Corp.
       10.75%, due 9/15/08                                 15,530,000       15,685,300
    Panolam Industries
       International, Inc.
       10.75%, due 10/1/13                 (c)(d)          11,300,000       10,961,000
                                                                        --------------
                                                                            38,068,050
                                                                        --------------
    CHEMICALS (1.4%)
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                  11,985,000       10,786,500
       10.125%, due 9/1/08                                  6,371,000        6,593,985
       10.625%, due 5/1/11                                 10,141,000       10,597,345
    MacDermid, Inc.
       9.50%, due 4/15/17                  (c)              2,675,000        2,434,250
    Millennium America, Inc.
       7.625%, due 11/15/26                                 8,115,000        7,384,650
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                 (c)              3,900,000        3,880,500
       7.625%, due 12/1/16                 (c)(d)           5,090,000        5,115,450
    Phibro Animal Health Corp.
       10.00%, due 8/1/13                  (c)              7,030,000        6,889,400
    Reichhold Industries, Inc.
       9.00%, due 8/15/14                  (c)              1,355,000        1,327,900
    Tronox Worldwide LLC/Tronox
       Finance Corp.
       9.50%, due 12/1/12                                   7,580,000        7,504,200
                                                                        --------------
                                                                            62,514,180
                                                                        --------------
    COAL (0.2%)
    Peabody Energy Corp.
       7.375%, due 11/1/16                                  2,185,000        2,135,837
       7.875%, due 11/1/26                                  7,080,000        6,796,800
                                                                        --------------
                                                                             8,932,637
                                                                        --------------

    COMMERCIAL SERVICES (3.2%)
    Cardtronics, Inc.
       9.25%, due 8/15/13                                  16,120,000       15,475,200
       9.25%, due 8/15/13                  (c)              7,005,000        6,724,800
    Great Lakes Dredge & Dock Corp.
       7.75%, due 12/15/13                                 10,245,000        9,796,781
    iPayment, Inc.
       9.75%, due 5/15/14                                  15,749,000       15,040,295
    Knowledge Learning Corp., Inc.
       7.75%, due 2/1/15                   (c)             24,640,000       22,668,800
    Language Line, Inc.
       11.125%, due 6/15/12                                16,664,000       17,663,840
    Neff Corp.
       10.00%, due 6/1/15                  (c)              5,540,000        5,096,800
    Phoenix Color Corp.
       13.00%, due 2/1/09                                   6,409,000        6,409,000
    Protection One Alarm
       Monitoring, Inc.
       Series B
       8.125%, due 1/15/09                                  5,470,000        5,552,050
    Rural/Metro Corp.
       9.875%, due 3/15/15                                 10,720,000       10,505,600
    Service Corp. International
       7.375%, due 10/1/14                                  6,645,000        6,462,262
       7.625%, due 10/1/18                                  6,850,000        6,524,625
    Vertrue, Inc.
       9.25%, due 4/1/14                                   13,870,000       14,702,200
                                                                        --------------
                                                                           142,622,253
                                                                        --------------
    COMPUTERS (0.7%)
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                     660,000          628,650
       4.875%, due 1/15/14                                 12,070,000       10,380,200
       9.125%, due 8/15/13                                 19,335,000       19,431,675
                                                                        --------------
                                                                            30,440,525
                                                                        --------------
    DISTRIBUTION & WHOLESALE (0.4%)
    Varietal Distribution Merger
       Sub, Inc.
       10.25%, due 7/15/15                 (c)(d)(f)       21,270,000       19,940,625
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (10.6%)
    Alamosa Delaware, Inc.
       11.00%, due 7/31/10                                 13,335,000       14,125,339
    American Real Estate Partners,
       L.P./American Real Estate
       Finance Corp.
       7.125%, due 2/15/13                                 21,155,000       19,885,700
       8.125%, due 6/1/12                                  24,175,000       23,208,000
    AmeriCredit Corp.
       8.50%, due 7/1/15                   (c)(d)          12,615,000       12,110,400
    Cedar Brakes II LLC
       9.875%, due 9/1/13                  (c)             30,115,721       33,314,011
    El Comandante Capital Corp.
       (Escrow Shares)
       11.75%, due 12/15/03                (a)(b)(g)       21,941,051        1,579,756
    Ford Motor Credit Co. LLC
       7.375%, due 10/28/09                                33,215,000       32,066,292
       7.80%, due 6/1/12                                    9,655,000        9,192,545
       7.875%, due 6/15/10                                  4,890,000        4,676,214
    General Motors Acceptance
       Corp. LLC
&      6.75%, due 12/1/14                                  46,285,000       41,599,431
&      8.00%, due 11/1/31                  (d)             71,761,000       67,389,392
    Hawker Beechcraft Acquisition
       Co. LLC/Hawker Beechcraft Co.

       8.50%, due 4/1/15                   (c)              8,405,000        8,405,000
       9.75%, due 4/1/17                   (c)(d)           3,785,000        3,747,150
    Idearc, Inc.
       8.00%, due 11/15/16                                 20,055,000       19,002,112
    KAR Holdings, Inc.
       8.75%, due 5/1/14                   (c)              7,355,000        6,619,500
       10.00%, due 5/1/15                  (c)              6,345,000        5,583,600
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                                  17,875,000       17,696,250
       11.00%, due 5/15/12                                 18,075,000       17,713,500
    MXEnergy Holdings, Inc.
       12.813%, due 8/1/11                 (c)(d)(h)       12,830,000       13,599,800
    NSG Holdings LLC/NSG Holdings,
       Inc.
       7.75%, due 12/15/25                 (c)              4,360,000        4,294,600
    Pinnacle Foods Finance LLC/
       Pinnacle Foods Finance Corp.
       9.25%, due 4/1/15                   (c)              6,955,000        6,329,050
    Rainbow National Services LLC
       8.75%, due 9/1/12                   (c)             10,205,000       10,460,125
&      10.375%, due 9/1/14                 (c)             43,190,000       47,077,100
    Regency Energy Partners, L.P./
       Regency Energy Finance Corp.
       8.375%, due 12/15/13                (c)             16,560,000       17,056,800
    Sally Holdings LLC
       9.25%, due 11/15/14                 (c)              7,550,000        7,097,000
    Ucar Finance, Inc.
       10.25%, due 2/15/12                                  7,776,000        8,125,920
    Vanguard Health Holding Co. I LLC
       (zero coupon), due 10/1/15
       11.25%, beginning 10/1/09                            7,580,000        5,533,400
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                                  20,220,000       18,804,600
                                                                        --------------
                                                                           476,292,587
                                                                        --------------
    ELECTRIC (4.1%)
&   AES Corp. (The)
       9.00%, due 5/15/15                  (c)             40,537,000       42,665,192
    Calpine Corp.
&      8.50%, due 7/15/10                  (c)             70,400,000       74,272,000
       9.875%, due 12/1/11                 (c)             10,730,000       11,373,800
    NRG Energy, Inc.
       7.25%, due 2/1/14                                   14,805,000       14,286,825
       7.375%, due 2/1/16                                   1,090,000        1,051,850
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                  5,586,000        5,648,496
    Reliant Energy Mid-Atlantic
       Power
       Holdings LLC
       Series C
       9.681%, due 7/2/26                                   3,700,000        4,301,250
    Reliant Energy, Inc.
       7.625%, due 6/15/14                 (d)              3,780,000        3,609,900
       7.875%, due 6/15/17                 (d)             30,195,000       28,685,250
    Western Resources, Inc.
       7.125%, due 8/1/09                                      50,000           51,266
                                                                        --------------
                                                                           185,945,829
                                                                        --------------
    ELECTRONICS (0.1%)
    Fisher Scientific
       International, Inc.
       6.125%, due 7/1/15                                   5,260,000        5,108,996
                                                                        --------------
    ENERGY - ALTERNATE SOURCES (0.2%)
    Salton Sea Funding Corp.

       Series E
       8.30%, due 5/30/11                  (a)                 19,188           20,624
    VeraSun Energy Corp.
       9.375%, due 6/1/17                  (c)             11,935,000       10,860,850
                                                                        --------------
                                                                            10,881,474
                                                                        --------------
    ENTERTAINMENT (2.2%)
    Gaylord Entertainment Co.
       6.75%, due 11/15/14                                 11,411,000       10,612,230
       8.00%, due 11/15/13                                 12,600,000       12,474,000
    Isle of Capri Casinos, Inc.
       9.00%, due 3/15/12                                   2,550,000        2,661,562
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                  15,590,000       15,667,950
    Mohegan Tribal Gaming
       Authority
       6.375%, due 7/15/09                                  8,108,000        7,915,435
       6.875%, due 2/15/15                                  3,700,000        3,445,625
       7.125%, due 8/15/14                                  1,050,000        1,015,875
       8.00%, due 4/1/12                                   10,925,000       11,061,562
    Penn National Gaming, Inc.
       6.75%, due 3/1/15                                   18,440,000       18,831,850
       6.875%, due 12/1/11                                  7,585,000        7,698,775
    Shingle Springs Tribal Gaming
       Authority
       9.375%, due 6/15/15                 (c)              5,730,000        5,357,550
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                    2,340,000        2,234,700
                                                                        --------------
                                                                            98,977,114
                                                                        --------------
    ENVIRONMENTAL CONTROL (0.5%)
    Geo Sub Corp.
       11.00%, due 5/15/12                                 21,865,000       21,537,025
                                                                        --------------
    FOOD (1.0%)
    Chiquita Brands International, Inc.
       7.50%, due 11/1/14                                  11,805,000        9,798,150
    Dole Food Co., Inc.
       8.625%, due 5/1/09                                   6,400,000        6,176,000
    Pilgrims Pride Corp.
       7.625%, due 5/1/15                                   2,670,000        2,576,550
       8.375%, due 5/1/17                  (d)              4,375,000        4,156,250
    Smithfield Foods, Inc.
       7.75%, due 7/1/17                   (d)             11,185,000       10,793,525
    Stater Brothers Holdings
       7.75%, due 4/15/15                  (c)             13,600,000       12,648,000
                                                                        --------------
                                                                            46,148,475
                                                                        --------------
    FOREST PRODUCTS & PAPER (1.8%)
    Bowater, Inc.
       9.375%, due 12/15/21                                21,466,000       18,890,080
       9.50%, due 10/15/12                                    270,000          253,800
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                  (c)              5,760,000        5,299,200
       7.125%, due 1/15/17                 (c)             14,855,000       13,666,600
       7.25%, due 6/1/28                                    2,370,000        2,085,600
       7.75%, due 11/15/29                                     74,000           66,600
       8.00%, due 1/15/24                                  15,193,000       13,863,612
       8.875%, due 5/15/31                                 29,615,000       28,134,250
                                                                        --------------
                                                                            82,259,742
                                                                        --------------

    HAND & MACHINE TOOLS (0.4%)
    Baldor Electric Co.
       8.625%, due 2/15/17                                  9,015,000        9,240,375
    Thermadyne Holdings Corp.
       10.50%, due 2/1/14                  (d)              7,325,000        7,032,000
                                                                        --------------
                                                                            16,272,375
                                                                        --------------
    HEALTH CARE-PRODUCTS (1.3%)
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                                  9,235,000        8,888,687
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                  15,080,000       15,607,800
    Invacare Corp.
       9.75%, due 2/15/15                                  14,360,000       13,642,000
    PTS Acquisition Corp.
       9.50%, due 4/15/15                  (c)(f)          19,235,000       17,215,325
    Universal Hospital Services, Inc.
       8.50%, due 6/1/15                   (c)(f)             700,000          631,750
       8.759%, due 6/1/15                  (c)(h)             305,000          284,412
                                                                        --------------
                                                                            56,269,974
                                                                        --------------
    HEALTH CARE-SERVICES (1.8%)
    Centene Corp.
       7.25%, due 4/1/14                                   11,220,000       10,659,000
    Community Health Systems, Inc.
       8.875%, due 7/15/15                 (c)             29,680,000       28,826,700
    HCA, Inc.
       6.75%, due 7/15/13                                   7,560,000        6,350,400
       9.25%, due 11/15/16                 (c)             18,075,000       17,939,437
    Psychiatric Solutions, Inc.
       7.75%, due 7/15/15                  (c)             12,445,000       11,822,750
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                                  5,899,000        6,311,930
                                                                        --------------
                                                                            81,910,217
                                                                        --------------
    HOLDING COMPANIES -
       DIVERSIFIED (0.3%)
    ESI Tractebel Acquisition Corp.
       Class B
       7.99%, due 12/30/11                                 11,554,000       11,844,918
    Susser Holdings LLC
       10.625%, due 12/15/13                                  955,000        1,012,300
                                                                        --------------
                                                                            12,857,218
                                                                        --------------
    HOUSEHOLD PRODUCTS & WARES (0.6%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                                 19,250,000       17,998,750
    Jarden Corp.
       7.50%, due 5/1/17                                    9,910,000        8,919,000
                                                                        --------------
                                                                            26,917,750
                                                                        --------------
    INSURANCE (1.5%)
    Crum & Forster Holdings Corp.
       7.75%, due 5/1/17                   (c)(d)          29,355,000       28,180,800
    HUB International Holdings, Inc.
       9.00%, due 12/15/14                 (c)             26,275,000       23,647,500
    Lumbermens Mutual Casualty
       8.30%, due 12/1/37                  (c)(e)           8,525,000           63,937
       8.45%, due 12/1/97                  (c)(e)           2,575,000           19,313
       9.15%, due 7/1/26                   (c)(e)          42,123,000          315,923

    USI Holdings Corp.
       9.23%, due 11/15/14                    (c)(h)        4,725,000        4,488,750
       9.75%, due 5/15/15                     (c)          13,040,000       12,388,000
                                                                        --------------
                                                                            69,104,223
                                                                        --------------
    IRON & STEEL (0.4%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                                 14,390,000       14,390,000
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                                 3,510,000        3,632,850
                                                                        --------------
                                                                            18,022,850
                                                                        --------------
    LEISURE TIME (0.1%)
    Town Sports International, Inc.
       (zero coupon), due 2/1/14
       11.00%, beginning 2/1/09                             4,230,000        3,891,600
                                                                        --------------
    LODGING (2.2%)
    Boyd Gaming Corp.
       6.75%, due 4/15/14                                   8,220,000        7,726,800
       7.125%, due 2/1/16                                   2,306,000        2,161,875
       7.75%, due 12/15/12                                 14,200,000       14,200,000
    Mandalay Resort Group
       9.50%, due 8/1/08                                    8,670,000        8,973,450
       10.25%, due 8/1/07                                   1,030,000        1,030,000
    MGM Mirage, Inc.
       7.50%, due 6/1/16                                   14,445,000       13,433,850
    MTR Gaming Group, Inc.
       Series B
       9.00%, due 6/1/12                                   11,155,000       11,433,875
       9.75%, due 4/1/10                                    4,945,000        5,068,625
    Park Place Entertainment Corp.
       7.00%, due 4/15/13                                  13,406,000       13,808,180
       7.50%, due 9/1/09                                      845,000          857,675
       8.875%, due 9/15/08                                  1,730,000        1,764,600
    San Pasqual Casino
       8.00%, due 9/15/13                     (c)             250,000          248,125
    Seminole Hard Rock
       Entertainment, Inc./
       Seminole Hard Rock
       International LLC
       7.86%, due 3/15/14                     (c)(h)       11,650,000       11,417,000
    Wynn Las Vegas LLC
       6.625%, due 12/1/14                                  7,805,000        7,239,138
                                                                        --------------
                                                                            99,363,193
                                                                        --------------
    MEDIA (2.3%)
    Dex Media East LLC
       12.125%, due 11/15/12                                5,513,000        5,878,236
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                   9,530,000        9,291,750
    LBI Media, Inc.
       8.50%, due 8/1/17                      (c)          11,380,000       11,038,600
    MediaNews Group, Inc.
       6.875%, due 10/1/13                                  6,935,000        5,825,400
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                   19,795,000       17,271,138
    Paxson Communications Corp.
       8.61%, due 1/15/12                     (c)(h)       16,465,000       16,300,350
       11.61%, due 1/15/13                    (c)(h)       26,350,000       26,613,500
    Ziff Davis Media, Inc.
       11.356%, due 5/1/12                    (h)          12,615,000       12,488,850

                                                                        --------------
                                                                           104,707,824
                                                                        --------------
    METAL FABRICATE & HARDWARE (0.7%)
    Metals USA, Inc.
       11.125%, due 12/1/15                                 6,580,000        7,007,700
    Mueller Water Products, Inc.
       7.375%, due 6/1/17                  (c)             12,495,000       11,682,825
    Neenah Foundary Co.
       9.50%, due 1/1/17                                   16,650,000       14,818,500
                                                                       ---------------
                                                                            33,509,025
                                                                       ---------------
    MINING (0.6%)
    Freeport-McMoRan Copper &
       Gold, Inc.
       8.25%, due 4/1/15                                    7,125,000        7,463,438
       8.375%, due 4/1/17                                  17,355,000       18,222,750
                                                                       ---------------
                                                                            25,686,188
                                                                       ---------------
    MISCELLANEOUS - MANUFACTURING (0.8%)
    Actuant Corp.
       6.875%, due 6/15/17                 (c)             11,390,000       10,820,500
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                                   25,630,000       24,732,950
                                                                       ---------------
                                                                            35,553,450
                                                                       ---------------
    OIL & GAS (5.4%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                  16,935,000       15,199,163
       8.875%, due 2/1/17                  (c)             14,850,000       13,513,500
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                  34,820,000       32,121,450
       6.625%, due 1/15/16                                  7,560,000        7,125,300
       6.875%, due 11/15/20                (d)              3,400,000        3,166,250
    Colorado Interstate Gas Co.
       5.95%, due 3/15/15                                   6,650,000        6,481,383
    Energy Partners, Ltd.
       10.485%, due 4/15/13                (c)(h)          12,130,000       11,948,050
    Forest Oil Corp.
       7.25%, due 6/15/19                  (c)             12,520,000       11,674,900
       8.00%, due 12/15/11                                  7,482,000        7,538,115
    Hilcorp Energy I, L.P./Hilcorp
       Finance Co.
       7.75%, due 11/1/15                  (c)             11,605,000       10,850,675
       9.00%, due 6/1/16                   (c)             10,615,000       10,561,925
    Mariner Energy, Inc.
       7.50%, due 4/15/13                                  17,985,000       17,040,788
    Newfield Exploration Co.
       6.625%, due 4/15/16                                  9,820,000        9,279,900
    Parker Drilling Co.
       9.625%, due 10/1/13                                  9,710,000       10,329,013
    Petroquest Energy, Inc.
       10.375%, due 5/15/12                                11,565,000       11,622,825
    Pogo Producing Co.
       6.875%, due 10/1/17                 (d)             28,760,000       28,903,800
    Stone Energy Corp.
       6.75%, due 12/15/14                                  3,580,000        3,239,900
    United Refining Co.
       10.50%, due 8/15/12                 (c)              7,175,000        7,246,750
    Venoco, Inc.
       8.75%, due 12/15/11                                  6,289,000        6,289,000
    Whiting Petroleum Corp.

       7.00%, due 2/1/14                                   14,185,000       13,262,975
       7.25%, due 5/1/13                                    5,875,000        5,493,125
    Williams Cos., Inc.
       7.125%, due 9/1/11                                   1,480,000        1,480,000
                                                                        --------------
                                                                           244,368,787
                                                                        --------------
    OIL & GAS SERVICES (0.8%)
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                                    8,765,000        8,392,488
       9.00%, due 1/15/14                                  14,270,000       14,127,300
    Complete Production Services, Inc.
       8.00%, due 12/15/16                                 11,850,000       11,376,000
                                                                        --------------
                                                                            33,895,788
                                                                        --------------
    PACKAGING & CONTAINERS (0.7%)
    Owens-Brockway Glass
       Container, Inc.
       7.75%, due 5/15/11                                      45,000           45,675
       8.25%, due 5/15/13                                   5,710,000        5,738,550
       8.75%, due 11/15/12                                 10,250,000       10,660,000
       8.875%, due 2/15/09                                 13,056,000       13,219,200
                                                                        --------------
                                                                            29,663,425
                                                                        --------------
    PIPELINES (2.7%)
    ANR Pipeline Co.
       7.375%, due 2/15/24                                  2,555,000        2,841,257
       9.625%, due 11/1/21                                 20,721,000       27,193,743
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                  2,835,000        3,006,302
       7.625%, due 8/1/10                                   8,175,000        8,486,713
       8.375%, due 6/15/32                                 11,060,000       12,800,634
    MarkWest Energy Partners,
       L.P./MarkWest Energy
       Finance Corp.
       Series B
       6.875%, due 11/1/14                                  5,525,000        5,138,250
       8.50%, due 7/15/16                                  19,610,000       19,610,000
    Pacific Energy Partners,
       L.P./Pacific Energy
       Finance Corp.
       7.125%, due 6/15/14                                  5,940,000        6,060,891
    Southern Natural Gas Co.
       7.35%, due 2/15/31                                   2,130,000        2,221,368
       8.00%, due 3/1/32                                    1,420,000        1,580,660
    Tennessee Gas Pipeline Co.
       7.625%, due 4/1/37                                  30,665,000       33,551,282
                                                                        --------------
                                                                           122,491,100
                                                                        --------------
    REAL ESTATE (1.4%)
    Chukchansi Economic
       Development Authority
       8.00%, due 11/15/13                 (c)              6,480,000        6,480,000
    Crescent Real Estate Equities,
       L.P.
       9.25%, due 4/15/09                                      25,000           25,578
    Host Hotels & Resorts, L.P.
       6.875%, due 11/1/14                                  6,500,000        6,272,500
    Host Marriott, L.P.
       Series Q
       6.75%, due 6/1/16                                   12,020,000       11,479,100
    Omega Healthcare Investors,
       Inc.
       7.00%, due 4/1/14                                   19,305,000       18,436,275
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                   19,240,000       20,716,035
                                                                        --------------
                                                                            63,409,488
                                                                        --------------

    REAL ESTATE INVESTMENT TRUSTS (0.4%)
    American Real Estate Partners,
       L.P./American Real Estate
       Finance Corp.
       7.125%, due 2/15/13                 (c)             18,680,000       17,559,200
                                                                        --------------
    RETAIL (2.9%)
    Burlington Coat Factory
       Warehouse Corp.
       11.125%, due 4/15/14                (d)              5,485,000        4,909,075
    Dollar General Corp.
       10.625%, due 7/15/15                (c)(d)             240,000          212,400
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                    8,265,000        7,769,100
    Rite Aid Corp.
       7.50%, due 1/15/15                                  19,465,000       18,199,775
       7.50%, due 3/1/17                                   11,280,000       10,349,400
       8.125%, due 5/1/10                                     495,000          492,525
       8.625%, due 3/1/15                                  21,800,000       18,748,000
       9.25%, due 6/1/13                   (d)              1,450,000        1,341,250
       9.375%, due 12/15/15                (c)              6,490,000        5,776,100
       9.50%, due 6/15/17                  (c)              7,115,000        6,296,775
    Sbarro, Inc.
       10.375%, due 2/1/15                 (d)             12,650,000       11,068,750
    Star Gas Partners, L.P./Star
       Gas Finance Co.
       Series B
       10.25%, due 2/15/13                                 23,620,000       24,446,700
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                  22,695,000       19,858,125
                                                                        --------------
                                                                           129,467,975
                                                                        --------------
    SOFTWARE (0.6%)
    Open Solutions, Inc.
       9.75%, due 2/1/15                   (c)              7,115,000        6,865,975
    Serena Software, Inc.
       10.375%, due 3/15/16                                 4,400,000        4,488,000
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                                 15,440,000       16,984,000
                                                                        --------------
                                                                            28,337,975
                                                                        --------------
    TELECOMMUNICATIONS (4.3%)
    Centennial Cellular Operating Co./
       Centennial Communications Corp.
       10.125%, due 6/15/13                                17,770,000       18,636,288
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                  3,775,000        4,006,219
       Series B
       8.375%, due 11/1/11                                  8,070,000        8,564,288
       9.875%, due 11/1/12                                  8,605,000        9,196,594
    GCI, Inc.
       7.25%, due 2/15/14                                   6,290,000        5,786,800
    Intelsat Corp.
       9.00%, due 6/15/16                                  10,900,000       10,927,250
    iPCS, Inc.
       7.481%, due 5/1/13                  (c)(h)           2,000,000        1,930,000
    Lucent Technologies, Inc.
       5.50%, due 11/15/08                 (d)              8,959,000        8,824,615
&      6.45%, due 3/15/29                                  46,776,000       39,993,480
       6.50%, due 1/15/28                                  15,100,000       12,910,500
    PAETEC Holding Corp.
       9.50%, due 7/15/15                  (c)              9,230,000        8,814,650
    PanAmSat Corp.
       9.00%, due 8/15/14                                   6,243,000        6,282,019

    Qwest Communications
       International, Inc.
       7.25%, due 2/15/11                                  12,620,000       12,241,400
       Series B
       7.50%, due 2/15/14                                  18,105,000       17,380,800
    Qwest Corp.
       5.625%, due 11/15/08                                 1,420,000        1,407,575
       7.20%, due 11/10/26                                  6,685,000        6,116,775
       7.50%, due 10/1/14                                   6,400,000        6,272,000
       7.50%, due 6/15/23                                     335,000          316,575
       8.875%, due 3/15/12                                 13,755,000       14,459,944
                                                                        --------------
                                                                           194,067,772
                                                                        --------------
    TEXTILES (1.0%)
&   INVISTA
       9.25%, due 5/1/12                   (c)             43,530,000       44,835,900
                                                                        --------------
    TRANSPORTATION (0.4%)
    Atlantic Express
       Transportation Corp.
       12.609%, due 4/15/12                (c)(h)           9,520,000        9,234,400
    St. Acquisition Corp.
       12.50%, due 5/15/17                 (c)(d)          10,745,000        7,628,950
                                                                        --------------
                                                                            16,863,350
                                                                        --------------
    TRUCKING & LEASING (0.3%)
    Greenbrier Cos., Inc.
       8.375%, due 5/15/15                                 12,835,000       12,642,475
                                                                        --------------
    Total Corporate Bonds
       (Cost $3,060,399,928)                                             3,035,025,328
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    FOREIGN BONDS (8.2%)
    CHEMICALS (0.2%)
    Nova Chemicals Corp.
       8.484%, due 11/15/13                (h)              9,020,000        8,794,500
                                                                        -------------
    COMMERCIAL SERVICES (0.5%)
    Quebecor World, Inc.
       9.75%, due 1/15/15                  (c)             22,600,000       21,696,000
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (0.4%)
    Digicel, Ltd.
       9.25%, due 9/1/12                   (c)             12,255,000       12,377,550
    Galaxy Entertainment Finance
       Co., Ltd.
       9.875%, due 12/15/12                (c)              7,725,000        8,256,094
                                                                        --------------
                                                                            20,633,644
                                                                        --------------
    ELECTRIC (0.6%)
    Intergen N.V.
       9.00%, due 6/30/17                  (c)             29,015,000       28,579,775
                                                                        --------------
    ELECTRONICS (1.0%)
    NXP B.V. / NXP Funding LLC
&      7.875%, due 10/15/14                                39,000,000       36,075,000
       9.50%, due 10/15/15                 (d)              8,340,000        7,234,950
                                                                        --------------
                                                                            43,309,950
                                                                        --------------
    FOREST PRODUCTS & PAPER (0.2%)

    Bowater Canada Finance
       7.95%, due 11/15/11                                  5,740,000        4,993,800
    Catalyst Paper Corp.
       7.375%, due 3/1/14                                   4,225,000        3,612,375
                                                                        --------------
                                                                             8,606,175
                                                                        --------------
    HEALTH CARE-PRODUCTS (0.6%)
    FMC Finance III S.A.
       6.875%, due 7/15/17                 (c)             29,825,000       28,706,563
                                                                        --------------
    MEDIA (1.6%)
    CanWest MediaWorks, Inc.
       8.00%, due 9/15/12                                  14,415,455       13,838,837
    CanWest MediaWorks, L. P.
       9.25%, due 8/1/15                   (c)(d)          16,130,000       15,646,100
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                  19,695,000       18,513,300
    Shaw Communications, Inc.
       7.50%, due 11/20/13                               C$22,825,000       22,779,213
    Sun Media Corp.
       7.625%, due 2/15/13                                $    40,000           38,800
    Videotron Ltee
       6.875%, due 1/15/14                                  2,411,000        2,254,285
                                                                        --------------
                                                                            73,070,535
                                                                        --------------
    PHARMACEUTICALS (0.2%)
    Angiotech Pharmaceuticals, Inc.
       7.75%, due 4/1/14                   (d)              1,850,000        1,688,125
       9.11%, due 12/1/13                  (h)              7,955,000        8,054,438
                                                                        --------------
                                                                             9,742,563
                                                                        --------------
    TELECOMMUNICATIONS (2.8%)
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12
       10.375%, beginning 11/15/08                         22,335,000       20,771,550
    Intelsat Subsidiary Holding
       Co., Ltd.
       8.25%, due 1/15/13                                  19,360,000       19,263,200
    Millicom International
       Cellular S.A.
       10.00%, due 12/1/13                                 26,360,000       27,875,700
    MobiFon Holdings B.V.
       12.50%, due 7/31/10                                 13,425,000       14,264,063
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                 (c)(d)          16,380,000       17,117,100
    Rogers Wireless, Inc.
       8.00%, due 12/15/12                                  2,930,000        3,091,976
       9.625%, due 5/1/11                                  17,935,000       20,082,232
    Satelites Mexicanos S.A. de C.V.
       14.11%, due 11/30/11                (h)              1,926,800        1,989,421
                                                                        --------------
                                                                           124,455,242
                                                                        --------------
    TRANSPORTATION (0.1%)
    Kansas City Southern de Mexico
       S.A. de C.V.
       7.375%, due 6/1/14                  (c)              4,090,000        3,967,300
                                                                        --------------
    Total Foreign Bonds
       (Cost $374,726,495)                                                 371,562,247
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    LOAN ASSIGNMENTS &
       PARTICIPATIONS (7.6%)               (i)
    AUTO MANUFACTURERS (0.5%)
    Navistar International Corp.
       Revolver
       8.59%, due 1/19/12                                   6,400,000        6,080,000
       Term Loan B
       8.61%, due 1/3/12                                   17,600,000       16,720,000
                                                                        --------------
                                                                            22,800,000
                                                                        --------------
    CHEMICALS (0.5%)
    Talecris Biotherapeutics, Inc.
       1st Lien Term Loan
       8.86%, due 12/6/13                                   7,462,500        7,285,266
       2nd Lien Term Loan
       11.86%, due 12/6/14                                 14,995,000       14,545,150
                                                                        --------------
                                                                            21,830,416
                                                                        --------------
    HEALTH CARE-SERVICES (0.7%)
    HCA, Inc.
      Term Loan B
      7.61%, due 11/18/13                                  31,641,000       30,428,106
                                                                        --------------
    HOTELS, MOTELS, INNS & GAMING (0.9%)
    Fontainebleau Las Vegas
       Resorts, LLC
       Term Loan B
       8.61%, due 6/5/14                                    7,373,333        7,055,358
    Green Valley Ranch Gaming LLC
       1st Lien Term Loan B
       7.36%, due 2/16/14                                   5,531,340        5,358,485
    LNR Property Corp.
       Term Loan A1
       8.11%, due 7/12/09                                   2,830,000        2,688,500
       Initial Tranche B Term Loan
       8.11%, due 7/12/11                                  25,475,000       24,360,469
                                                                        --------------
                                                                            39,462,812
                                                                        --------------
    MEDIA (0.7%)
    Nielsen Finance LLC
       Dollar Term Loan
       7.61%, due 8/9/13                                   29,794,850       28,924,274
                                                                        --------------
    MINING (0.4%)
    BHM Technologies LLC
       1st Lien Term Loan
       10.86%, due 7/21/13                                 21,900,766       19,655,937
                                                                        --------------
    PHARMACEUTICALS (0.2%)
    Warner Chilcott Corp.
       Dovonex Delayed Draw
          Term Loan
       7.36%, due 1/18/12                                     307,602          292,735
       Tranche B Term Loan
       7.36%, due 1/18/12                                   8,063,913        7,785,708
                                                                        --------------
                                                                             8,078,443
                                                                        --------------
    REAL ESTATE (2.0%)
    Building Materials Corp.
       of America
       2nd Lien Term Loan

       11.13%, due 9/15/14                                 11,830,000       10,528,700
    Community Health Systems, Inc.
       New Term Loan B
       7.57%, due 7/25/14                                  26,372,703       25,087,034
    Neff Rental, Inc.
       2nd Lien Term Loan
       8.90%, due 11/20/14                                  4,400,000        4,147,000
    OSI Restaurant Partners, LLC
       Revolver
       5.36%, due 5/11/13                                     793,723          754,434
       Term Loan B
       7.63%, due 5/9/14                                   10,359,000        9,846,230
    Rental Services Corp.
       2nd Lien Term Loan
       8.86%, due 11/27/13                                  8,901,478        8,812,464
    Riverdeep Interactive Learning
       USA, Inc.
       Bridge Loan
       12.06%, due 12/21/07                                 4,867,302        4,842,965
    ServiceMaster Co. (The)
       Bridge Loan
       9.86%, due 12/31/07                 (a)             22,135,000       18,593,400
    Town Sports International, Inc.
       Term Loan
       7.13%, due 2/1/14                                    6,842,850        6,295,422
                                                                        --------------
                                                                            88,907,649
                                                                        --------------
    RETAIL (0.8%)
    Michaels Stores, Inc.
       Term Loan B
       7.63%, due 10/31/13                                  8,625,000        8,013,168
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.11%, due 4/6/13                                   12,259,494       11,691,315
    Toys "R" Us (Delaware), Inc.
       Term Loan
       10.32%, due 1/19/13                                 18,220,000       17,983,140
                                                                        --------------
                                                                            37,687,623
                                                                        --------------
    SOFTWARE (0.5%)
    SunGard Data Systems, Inc.
       Term Loan
       7.36%, due 2/28/14                                  24,915,646       23,882,693
                                                                        --------------
    TELECOMMUNICATIONS (0.4%)
    Qwest Corp.
       Term Loan B
       6.95%, due 6/30/10                                  18,000,000       17,730,000
    Trilogy International Partners LLC
       Term Loan
       8.86%, due 6/29/12                                   1,350,000        1,299,375
                                                                        --------------
                                                                            19,029,375
                                                                        --------------
    Total Loan Assignments &
       Participations
       (Cost $357,819,293)                                                 340,687,328
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    YANKEE BONDS (0.9%)                       (j)

    FOREST PRODUCTS & PAPER (0.5%)
    Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                                    8,217,000        6,532,515
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                 18,045,000       17,007,413
                                                                        --------------
                                                                            23,539,928
                                                                        --------------
    INSURANCE (0.3%)
    Fairfax Financial
       Holdings, Ltd.
       7.375%, due 4/15/18                    (d)           6,117,000        5,749,980
       7.75%, due 7/15/37                     (d)           4,810,000        4,425,200
       8.30%, due 4/15/26                     (d)           2,375,000        2,351,250
                                                                        --------------
                                                                            12,526,430
                                                                        --------------
    TELECOMMUNICATIONS (0.1%)
    Nortel Networks Corp.
       6.875%, due 9/1/23                                   3,000,000        2,400,000
                                                                        --------------
    Total Yankee Bonds
       (Cost $35,449,064)                                                   38,466,358
                                                                        --------------
    Total Long-Term Bonds
       (Cost $3,957,244,164)                                             3,920,548,834
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (3.2%)
    AGRICULTURE (0.0%)                     ++
    North Atlantic Trading
       Co., Inc.                           (a)(b)(g)(k)         2,156               22
                                                                        --------------
    AIRLINES (1.3%)
    Delta Air Lines, Inc.                  (d)(g)           1,821,742       32,463,442
    Northwest Airlines, Inc.               (g)              1,478,092       25,763,144
                                                                        --------------
                                                                            58,226,586
                                                                        --------------
    BUILDING MATERIALS (0.0%)              ++
    Ainsworth Lumber Co., Ltd.             (d)(g)               4,400           30,404
                                                                        --------------
    COMMERCIAL SERVICES (0.0%)             ++
    Dinewise, Inc.                         (a)(b)(g)        8,434,374           84,344
                                                                        --------------
    HOLDING COMPANIES -
       DIVERSIFIED (0.0%)                  ++
    TLC Beatrice International
       Holdings                            (a)(b)(g)           25,000           25,000
                                                                        --------------
    MEDIA (0.5%)
    Adelphia Contingent Value
       Vehicle                             (a)(b)(e)       15,507,390          155,073
    Belo Corp. Class A                     (d)                430,200        7,700,580
    CBS Corp. Class B                      (d)                195,300        6,194,916
    Digital On-Demand                      (a)(b)(g)        1,095,395           10,954
    Gannett Co., Inc.                                         208,800       10,419,120
                                                                        --------------
                                                                            24,480,643
                                                                        --------------
    MINING (0.2%)
    Newmont Mining Corp.                                      233,100        9,731,925
                                                                        --------------
    PIPELINES (0.2%)
    Williams Cos., Inc.                                       228,200        7,359,450
                                                                        --------------
    RETAIL (0.2%)

    Star Gas Partners, L.P.                (d)(g)           2,904,050       11,645,241
                                                                        --------------
    SOFTWARE (0.1%)
    QuadraMed Corp.                        (a)(g)           1,199,685        3,479,086
    QuadraMed Corp.                        (a)(g)             434,011        1,258,632
                                                                        --------------
                                                                             4,737,718
                                                                        --------------
    TELECOMMUNICATIONS (0.7%)
    Loral Space &
       Communications, Ltd.                (d)(g)             327,283       13,546,243
    Neon Communications Group, Inc.        (b)(g)(k)        4,689,450       16,248,944
    Remote Dynamics, Inc.                  (g)                358,615              717
                                                                        --------------
                                                                            29,795,904
                                                                        --------------
    Total Common Stocks
       (Cost $193,353,528)                                                 146,117,237
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    CONVERTIBLE PREFERRED STOCKS (0.7%)
    HEALTH CARE PROVIDERS &
       SERVICES (0.6%)
    QuadraMed Corp.
       5.50%                               (a)(c)(g)          950,000       27,075,000
                                                                        --------------
    TELECOMMUNICATIONS (0.1%)
    Neon Communications Group, Inc.
       6.00%                               (a)(b)(g)          572,843        2,126,680
                                                                        --------------
    Total Convertible Preferred
       Stocks
       (Cost $24,367,654)                                                   29,201,680
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    PREFERRED STOCKS (1.6%)
    MEDIA (0.4%)
    Haights Cross Communications, Inc.
       16.00%                              (a)(k)             397,662       16,801,219
    Ziff Davis Holdings, Inc.
       10.00%                              (a)                  4,240          106,000
                                                                        --------------
                                                                            16,907,219
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (0.9%)
&   Sovereign Real Estate
       Investment Corp.
       12.00%                              (a)(c)              29,881       43,850,367
                                                                        --------------
    TELECOMMUNICATIONS (0.3%)
    Loral Skynet Corp.
       12.00% Series A                     (d)(f)              65,427       13,412,470
                                                                        --------------
    Total Preferred Stocks
       (Cost $60,283,474)                                                   74,170,056
                                                                        --------------

                                                           NUMBER OF
                                                            WARRANTS         VALUE
                                                          -----------   --------------
    WARRANTS (0.0%)                        ++
    MEDIA (0.0%)                           ++
    Haights Cross Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                     (a)(b)(g)(k)           433                4

       Preferred Class A
       Strike Price $0.001
       Expire 12/10/11                     (a)(b)(g)(k)       409,300            4,093
    Ziff Davis Holdings, Inc.
       Strike Price $0.001
       Expire 8/12/12                      (b)(g)             777,370            7,774
                                                                        --------------
    Total Warrants
       (Cost $11,393)                                                           11,871
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (12.5%)
    COMMERCIAL PAPER (4.0%)
    Abbey National North
       America LLC
       5.255%, due 8/20/07                                $40,000,000       39,889,061
    Barton Capital LLC
       5.285%, due 8/6/07                  (l)              8,203,190        8,203,190
    Charta LLC
       5.303%, due 8/30/07                 (l)              4,121,708        4,121,708
    Den Danske Bank
       5.285%, due 8/6/07                  (l)             10,991,221       10,991,221
    Fairway Finance Corp.
       5.313%, due 8/1/07                  (l)              2,747,805        2,747,805
    General Electric Capital Corp.
       5.25%, due 8/8/07                                   45,000,000       44,954,063
    Grampian Funding LLC
       5.305%, due 8/6/07                  (l)              6,805,031        6,805,031
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                 (l)              6,803,016        6,803,016
    Lexington Parker Capital
       Co. LLC
       5.294%, due 8/17/07                 (l)             10,928,872       10,928,872
    Liberty Street Funding Co.
       5.296%, due 8/27/07                 (l)              4,121,708        4,121,708
    Ranger Funding
       5.302%, due 8/7/07                  (l)              9,546,858        9,546,858
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                 (l)             13,676,677       13,676,677
    Three Pillars Funding LLC
       5.298%, due 8/15/07                 (l)              8,183,021        8,183,021
    Yorktown Capital LLC
       5.282%, due 8/1/07                  (l)              8,211,236        8,211,236
                                                                        --------------
    Total Commercial Paper
       (Cost $179,183,467)                                                 179,183,467
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANIES (0.8%)
    Merrill Lynch Funds - Premier
       Institutional Money
       Market Fund                                         16,366,817       16,366,817
    BGI Institutional Money
       Market Fund                         (l)             20,402,619       20,402,619
                                                                        --------------
    Total Investment Companies
       (Cost $36,769,436)                                                   36,769,436
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.1%)

    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity
       $5,496,447 (Collateralized
       by various Corporate Bonds,
       with rates between
       0.00%-8.40% and maturity
       dates between 8/15/08-
       12/31/49, with a Principal
       Amount of $5,893,679 and a
       Market Value of $5,722,702)         (l)            $ 5,495,610        5,495,610
                                                                        --------------
    Total Repurchase Agreement
       (Cost $5,495,610)                                                     5,495,610
                                                                        --------------
    TIME DEPOSITS (4.0%)
    Abbey National PLC
       5.27%, due 8/3/07                   (l)             13,739,026       13,739,026
    Bank of America Corp.
       5.29%, due 8/16/07                  (h)(l)          13,739,026       13,739,026
    Barclays
       5.31%, due 8/20/07                  (l)             10,991,221       10,991,221
    BNP Paribas
       5.28%, due 8/1/07                   (l)              9,617,318        9,617,318
    Calyon
       5.30%, due 8/13/07                  (l)             10,991,221       10,991,221
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                  (l)             10,991,221       10,991,221
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                   (l)                412,171          412,171
    Rabobank Nederland
       5.29%, due 8/24/07                  (l)             23,356,344       23,356,344
    Royal Bank of Canada
       5.285%, due 8/3/07                  (l)             20,608,539       20,608,539
    Royal Bank of Scotland
       5.36%, due 8/1/07                   (l)             20,608,539       20,608,539
    Swedbank AB
       5.31%, due 10/1/07                  (l)              6,869,513        6,869,513
    Toronto Dominion Bank
       5.29%, due 8/6/07                   (l)             12,365,123       12,365,123
    UBS AG
       5.285%, due 8/16/07                 (l)             10,991,221       10,991,221
    Wachovia Bank N.A.
       5.28%, due 8/20/07                  (l)             13,739,026       13,739,026
                                                                        --------------
    Total Time Deposits
       (Cost $179,019,509)                                                 179,019,509
                                                                        --------------
    U.S. GOVERNMENT (3.6%)
    U.S. Treasury Bills
      4.16%, due 8/2/07                    (d)             20,450,000       20,447,637
      4.30%, due 8/2/07                    (d)             80,000,000       79,990,444
      4.665%, due 8/30/07                  (d)             60,000,000       59,774,501
                                                                        --------------
    Total U.S. Government
       (Cost $160,212,582)                                                 160,212,582
                                                                        --------------
    Total Short-Term Investments
       (Cost $560,680,604)                                                 560,680,604
                                                                        --------------
    Total Investments
       (Cost $4,795,940,817)               (m)                  105.1%   4,730,730,282(n)
    Liabilities in Excess of

       Cash and Other Assets                                     (5.1)    (227,852,866)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $4,502,877,416
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Illiquid security. The total market value of these securities at July 31, 2007 is $116,956,347, which represents 2.6% of the Fund's net assets.

(b) Fair valued security. The total market value of these securities at July 31, 2007 is $22,028,737, which reflects 0.5% of the Fund's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e)  Issue in default.

(f) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(g)  Non-income producing security.

(h)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Restricted security.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $4,808,393,180.

(n) At July 31, 2007 net unrealized depreciation was $77,662,898, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $146,389,485 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $224,052,383.

The following abbreviation are used in the above portfolio:

C$ - Canadian Dollar

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at July 31, 2007:

                                                         PRINCIPAL
                                        DATE(S) OF        AMOUNT/                    7/31/07     PERCENTAGE OF
SECURITY                               ACQUISITION         SHARES        COST         VALUE        NET ASSETS
--------                             ---------------   -----------   -----------   -----------   -------------
Haights Cross Communications, Inc.
   Preferred Stock  16.00%,           1/22/04-2/3/06       397,662   $18,548,475   $16,801,219       0.4%
   Warrants, Preferred Class A        1/22/04-2/3/06       409,300         4,093         4,093       0.0(a)
   Warrants                           1/22/04-2/3/06           433             4             4       0.0(a)
                                     ---------------     ---------   -----------   -----------       ---
Neon Communications Group, Inc.
   Common Stock                      10/4/01-4/11/06     4,689,450     2,593,635    16,248,944       0.4
                                     ---------------     ---------   -----------   -----------       ---
North Atlantic Trading Co., Inc.
   Common Stock                              4/21/04         2,156            22            22       0.0(a)
                                     ---------------   -----------   -----------   -----------       ---
                                                                     $21,146,229   $33,054,282       0.8%
                                                                     -----------   -----------       ---

(a)  Less than one-tenth of a percent.

MAINSTAY INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS            +++                  July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (92.1%)                       +
    BRAZIL (0.2%)
    Tam S.A., ADR (airlines)                    (a) (b)        44,900   $    1,216,790
                                                                        --------------
    CANADA (1.0%)
    Loblaw Cos., Ltd. (food & staples
       retailing)                               (b)           178,700        8,290,085
                                                                        --------------
    FINLAND (1.0%)
    Nokian Renkaat Oyj (auto
       components)                                             72,453        2,380,844
    TietoEnator Oyj (IT Services)                             258,130        6,345,223
                                                                        --------------
                                                                             8,726,067
                                                                        --------------
    FRANCE (3.7%)
    BNP Paribas S.A. (commercial banks)                       101,680       11,172,458
    M6-Metropole Television (media)                            56,300        1,716,590
    Neopost S.A. (office electronics)                          28,920        4,214,490
    Sanofi-Aventis, ADR
       (pharmaceuticals)                        (a)            53,300        2,225,275
    Total S.A. (oil, gas & consumable
       fuels)                                                 154,600       12,227,524
                                                                        --------------
                                                                            31,556,337
                                                                        --------------
    GERMANY (7.6%)
    AWD Holding AG (capital markets)                           70,295        2,721,538
    Bayerische Motoren Werke AG
       (automobiles)                                          271,538       16,778,672
&   Hannover Rueckversicherung AG
       (insurance)                              (b)           523,132       23,300,159
    Puma AG Rudolf Dassler Sport
       (textiles, apparel & luxury
       goods)                                                  48,430       19,417,966
    Rational AG (household durables)            (b)             6,400        1,290,047
    Rheinmetall AG (industrial
       conglomerates)                                           2,000          177,673
    Siemens AG (industrial
       conglomerates)                                          18,200        2,286,872
                                                                        --------------
                                                                            65,972,927
                                                                        --------------
    GREECE (2.1%)
    Hellenic Telecommunications
       Organization S.A.
       (diversified telecommunication
       services)                                               28,900          876,939
    OPAP S.A. (hotels, restaurants &
       leisure)                                               508,149       17,581,724
                                                                        --------------
                                                                            18,458,663
                                                                        --------------
    HONG KONG (1.7%)
    Esprit Holdings, Ltd. (specialty
       retail)                                                940,700       12,741,661
    Yue Yuen Industrial Holdings, Ltd.
       (textiles, apparel & luxury
       goods)                                                 619,500        1,931,182
                                                                        --------------
                                                                            14,672,843
                                                                        --------------
    IRELAND (2.9%)
    Bank of Ireland (commercial banks)                        960,003       17,998,371
    C&C Group PLC (beverages)                                 840,526        6,911,965
                                                                        --------------
                                                                            24,910,336
                                                                        --------------
    ITALY (12.5%)
    Assicurazioni Generali S.p.A.
       (insurance)                                            297,950       11,671,983
    Enel S.p.A. (electric utilities)                        1,557,400       16,067,002

    ENI S.p.A. (oil, gas & consumable
       fuels)                                   (b)           237,300        8,293,261
&   Mediaset S.p.A. (media)                     (b)         3,494,810       36,466,010
&   Snam Rete Gas S.p.A. (gas
       utilities)                               (b)         4,741,581       26,174,554
    Telecom Italia S.p.A. (diversified
    telecommunication services)                             2,949,100        6,352,421
    Terna S.p.A. (electric utilities)           (b)           900,000        3,076,806
                                                                        --------------
                                                                           108,102,037
                                                                        --------------
    JAPAN (8.0%)
    ASKUL Corp. (internet & catalog
       retail)                                  (b)            63,600        1,355,722
    Canon, Inc., Sponsored ADR (office
       electronics)                             (a)           261,150       13,875,411
    FamilyMart Co., Ltd. (food &
       staples retailing)                                      71,900        1,872,821
    Hoya Corp. (electronic equipment &
       instruments)                                            98,700        3,142,290
    Keyence Corp. (electronic equipment
       & instruments)                                          14,000        3,011,881
    Mabuchi Motor Co., Ltd. (electronic
       equipment & instruments)                                 7,000          424,770
    MISUMI Group, Inc. (trading
       companies & distributors)                              155,900        2,675,121
    Nidec Corp. (electronic equipment &
       instruments)                                             7,700          511,286
    NTT DoCoMo, Inc. (wireless
       telecommunication services)                                915        1,270,306
    OBIC Co., Ltd. (IT Services)                               37,820        7,486,532
    Otsuka Corp. (IT Services)                                 24,800        2,340,807
    RICOH Co., Ltd. (office
       electronics)                                           619,400       13,462,762
    Ryohin Keikaku Co., Ltd. (multiline
       retail)                                                125,600        7,522,955
    Takeda Pharmaceutical Co., Ltd.
       (pharmaceuticals)                                      155,600       10,159,336
                                                                        --------------
                                                                            69,112,000
                                                                        --------------
    NETHERLANDS (8.2%)
    ING Groep N.V. (diversified
       financial services)                      (b)           205,100        8,675,352
    Randstad Holdings N.V. (commercial
       services & supplies)                                    41,200        2,668,566
&   Reed Elsevier N.V. (media)                  (b)         1,599,570       29,332,649
    SNS Reaal (diversified financial
       services)                                               51,800        1,153,504
&   TNT N.V. (air freight & logistics)          (b)           685,646       29,314,597
                                                                        --------------
                                                                            71,144,668
                                                                        --------------
    SINGAPORE (1.2%)
    DBS Group Holdings, Ltd.
       (commercial banks)                                     288,000        4,325,615
    Venture Corp., Ltd. (electronic
       equipment & instruments)                               620,600        6,171,009
                                                                        --------------
                                                                            10,496,624
                                                                        --------------
    SPAIN (3.7%)
    Antena 3 de Television S.A. (media)         (c)           351,307        6,681,120
    Banco Popular Espanol S.A.
       (commercial banks)                                   1,079,470       19,278,488
    Indra Sistemas S.A. (IT Services)                         239,974        6,241,295
                                                                        --------------
                                                                            32,200,903
                                                                        --------------
    SWEDEN (5.2%)
    Assa Abloy AB Class B (building
       products)                                              335,500        7,268,351
    Elekta AB Class B (health care
       equipment & supplies)                                  105,700        1,748,435
    Svenska Handelsbanken Class A
       (commercial banks)                                     180,100        5,152,371
&   Telefonaktiebolaget LM Ericsson
       Class B (communications
       equipment)                                           5,834,800       21,860,857

&   Telefonaktiebolaget LM Ericsson,
       Sponsored ADR (communications
       equipment)                               (a) (b)       242,700        9,079,407
                                                                        --------------
                                                                            45,109,421
                                                                        --------------
    SWITZERLAND (12.0%)
    Logitech International S.A.
       Registered (computers &
       peripherals)                             (c)           422,320       11,275,944
&   Nestle S.A. Registered (food
       products)                                               76,710       29,306,154
    Novartis AG Registered
       (pharmaceuticals)                                      221,548       11,967,943
    Novartis AG, ADR (pharmaceuticals)          (a)           199,100       10,741,445
&   Roche Holding AG Genusscheine
       (pharmaceuticals)                                      150,525       26,656,580
    Swiss Reinsurance (insurance)               (b)           152,500       13,029,865
    UBS AG (capital markets)                                   15,600          859,092
                                                                        --------------
                                                                           103,837,023
                                                                        --------------
    UNITED KINGDOM (18.5%)
    BP PLC, Sponsored ADR (oil, gas &
       consumable fuels)                        (a) (b)       335,433       23,279,050
&   Diageo PLC (beverages)                                  1,053,261       21,456,947
&   Diageo PLC, Sponsored ADR
       (beverages)                              (a)            47,216        3,856,603
    Friends Provident PLC (insurance)                       1,245,300        4,659,999
    GlaxoSmithKline PLC, ADR
       (pharmaceuticals)                        (a)            87,600        4,474,608
    International Personal Finance PLC
       (diversified financial services)         (c)           422,263        1,886,848
    Lloyds TSB Group PLC (commercial
       banks)                                               1,838,700       20,622,751
    Lloyds TSB Group PLC, Sponsored ADR
       (commercial banks)                       (a) (b)        52,910        2,393,648
    Provident Financial PLC (consumer
       finance)                                               225,636        4,117,677
    Rolls-Royce Group PLC (aerospace &
       defense)                                 (c)           695,199        7,107,952
    Royal Dutch Shell PLC Class A, ADR
       (oil, gas & consumable fuels)            (a) (b)        80,100        6,214,959
&   Tesco PLC (food & staples
       retailing)                                           5,200,973       42,704,203
    Vodafone Group PLC, ADR (wireless
       telecommunication services)              (a)           570,224       17,306,298
                                                                        --------------
                                                                           160,081,543
                                                                        --------------
    UNITED STATES (2.6%)
    AFLAC, Inc. (insurance)                                   415,002       21,629,904
    Synthes, Inc. (health care
       equipment & supplies)                                    3,880          451,403
                                                                        --------------
                                                                            22,081,307
                                                                        --------------
    Total Common Stocks
       (Cost $685,541,196)                                                 795,969,574
                                                                        --------------

                                                           NUMBER OF
                                                            WARRANTS         VALUE
                                                          -----------   --------------
    WARRANTS (2.3%)
    IRELAND (2.3%)
    Ryanair Holdings PLC
       Strike Price E0.000001
       Expire 3/21/08 (airlines)                (c) (d)     2,744,071       20,295,750
                                                                        --------------
    Total Warrants
       (Cost $12,772,693)                                                   20,295,750
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (16.7%)
    COMMERCIAL PAPER (6.0%)
    UNITED STATES (6.0%)
    Barton Capital LLC
       5.285%, due 8/6/07 (capital
       markets)                                 (e)       $ 3,707,498        3,707,498
    Charta LLC
       5.303%, due 8/30/07 (capital
       markets)                                 (e)         1,862,839        1,862,839
    Den Danske Bank
       5.285%, due 8/6/07 (capital
       markets)                                 (e)         4,967,571        4,967,571
    Fairway Finance Corp.
       5.313%, due 8/1/07 (capital
       markets)                                 (e)         1,241,893        1,241,893
    Grampian Funding LLC
       5.305%, due 8/6/07 (capital
       markets)                                 (e)         3,075,589        3,075,589
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07 (capital
       markets)                                 (e)         3,074,678        3,074,678
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07 (capital
       markets)                                 (e)         4,939,392        4,939,392
    Liberty Street Funding Co.
       5.296%, due 8/27/07 (capital
       markets)                                 (e)         1,862,839        1,862,839
    Ranger Funding
       5.302%, due 8/7/07 (capital
       markets)                                 (e)         4,314,780        4,314,780
    Sheffield Receivables Corp.
       5.294%, due 8/17/07 (capital
       markets)                                 (e)         6,181,285        6,181,285
    Three Pillars Funding LLC
       5.298%, due 8/15/07 (capital
       markets)                                 (e)         3,698,382        3,698,382
    UBS Finance Delaware LLC
       5.33%, due 8/1/07 (capital
       markets)                                             9,270,000        9,270,000
    Yorktown Capital LLC
       5.282%, due 8/1/07 (capital
       markets)                                 (e)         3,711,134        3,711,134
                                                                        --------------
    Total Commercial Paper
       (Cost $51,907,880)                                                   51,907,880
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (1.1%)
    UNITED STATES (1.1%)
    BGI Institutional Money Market Fund
       (capital markets)                        (e)         9,221,128        9,221,128
                                                                        --------------
    Total Investment Company
       (Cost $9,221,128)                                                     9,221,128
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.3%)
    UNITED STATES (0.3%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $2,484,163
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $2,663,696 and a  Market Value
       of $2,586,422) (capital markets)         (e)       $ 2,483,785        2,483,785
                                                                        --------------
    Total Repurchase Agreement
       (Cost $2,483,785)                                                     2,483,785
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    TIME DEPOSITS (9.3%)
    UNITED STATES (9.3%)
    Abbey National PLC
       5.27%, due 8/3/07 (capital
       markets)                                 (e)         6,209,464        6,209,464
    Bank of America Corp.
       5.29%, due 8/16/07 (capital
       markets)                                 (e) (f)     6,209,464        6,209,464
    Barclays
       5.31%, due 8/20/07 (capital
       markets)                                 (e)         4,967,571        4,967,571
    BNP Paribas
       5.28%, due 8/1/07 (capital
       markets)                                 (e)         4,346,625        4,346,625
    Calyon
       5.30%, due 8/13/07 (capital
       markets)                                 (e)         4,967,571        4,967,571
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07 (capital
       markets)                                 (e)         4,967,571        4,967,571
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07 (capital
       markets)                                 (e)           186,284          186,284
    Rabobank Nederland
       5.29%, due 8/24/07 (capital
       markets)                                 (e)        10,556,088       10,556,088
    Royal Bank of Canada
       5.285%, due 8/3/07 (capital
       markets)                                 (e)         9,314,194        9,314,194
    Royal Bank of Scotland
       5.36%, due 8/1/07 (capital
       markets)                                 (e)         9,314,194        9,314,194
    Swedbank AB
       5.31%, due 10/1/07 (capital
       markets)                                 (e)         3,104,732        3,104,732
    Toronto Dominion Bank
       5.29%, due 8/6/07 (capital
       markets)                                 (e)         5,588,517        5,588,517
    UBS AG
       5.285%, due 8/16/07 (capital
       markets)                                 (e)         4,967,571        4,967,571
    Wachovia Bank N.A.
       5.28%, due 8/20/07 (capital
       markets)                                 (e)         6,209,464        6,209,464
                                                                        --------------
    Total Time Deposits
       (Cost $80,909,310)                                                   80,909,310
                                                                        --------------
    Total Short-Term Investments
       (Cost $144,522,103)                                                 144,522,103
                                                                        --------------
    Total Investments
       (Cost $842,835,992)                      (g)             111.1%     960,787,427(h)
    Liabilities in Excess of
       Cash and Other Assets                                    (11.1)     (96,227,312)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  864,560,115
                                                          ===========   ==============

                                                           NUMBER OF
                                                           CONTRACTS         VALUE
                                                          -----------   --------------
    WRITTEN CALL OPTIONS (0.0%)                 ++
    FRANCE (0.0%)                               ++
    BNP Paribas
       Strike Price $95.00
       Expire 9/21/07 (financials)                               (191)  $       (4,965)
    Total S.A.
       Strike Price $65.00
       Expire 9/21/07 (financials)                               (274)         (13,870)
       Strike Price $68.00
       Expire 9/21/07 (financials)                               (274)          (4,873)
                                                                        --------------
                                                                               (23,708)
                                                                        --------------
    GERMANY (0.0%)                              ++
    Bayerische Motoren Werke AG

       Strike Price $54.00
       Expire 8/17/07 (financials)                               (565)          (2,319)
       Strike Price $54.00
       Expire 9/21/07 (financials)                               (692)         (17,043)
    Hannover Rueckversicheru-Reg
       Strike Price $38.00
       Expire 8/17/07 (financials)                               (481)            (658)
       Strike Price $39.00
       Expire 8/17/07 (financials)                               (470)            (643)
       Strike Price $39.00
       Expire 9/21/07 (financials)                               (464)          (3,174)
    Siemens AG
       Strike Price $115.00
       Expire 8/17/07 (financials)                               (182)          (1,494)
    Tietoenator OYJ
       Strike Price $27.00
       Expire 9/21/07 (financials)                               (696)            (952)
                                                                        --------------
                                                                               (26,283)
                                                                        --------------
    NETHERLANDS (0.0%)                          ++
    Reed Elsevier N.V.
       Strike Price $16.00
       Expire 8/17/07 (financials)                             (3,497)         (23,922)
                                                                        --------------
    SPAIN (0.0%)                                ++
    Banco Popular Espanol
       Strike Price $17.00
       Expire 9/21/07 (financials)                             (1,125)          (1,539)
                                                                        --------------
    SWITZERLAND (0.0%)                          ++
    Logitech International S.A.
       Strike Price $35.00
       Expire 12/22/07 (financials)                              (818)         (28,630)
                                                                        --------------
    UNITED STATES (0.0%)                        ++
    AFLAC, Inc.
       Strike Price $55.00
       Expire 8/18/07 (financials)                                 (7)            (315)
                                                                        --------------
    Total Written Call Options
       (Premium Received $464,146)                                      $     (104,397)
                                                                        ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  ADR - American Depositary Receipt.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(g)  The cost for federal income tax purposes is $843,827,649.

(h) At July 31, 2007 net unrealized appreciation for securities was $116,959,778, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $130,811,248 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,851,470.

The following abbreviations are used in the above portfolio:

E - Euro


MAINSTAY INTERNATIONAL EQUITY FUND - CURRENCY

FOREIGN CURRENCY FORWARD CONTRACTS OPEN AS OF JULY 31, 2007

                                                                   CONTRACT          CONTRACT         UNREALIZED
                                                                    AMOUNT            AMOUNT         APPRECIATION/
                                                                   PURCHASED           SOLD         (DEPRECIATION)
                                                                --------------   ----------------   --------------
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/28/07            A$   4,006,116   $      3,275,000   $    125,578
British Pound Sterling vs. U.S. Dollar, expiring 10/19/07       L    6,863,748         13,550,000        373,988
Euro Dollar vs. U.S. Dollar, expiring 8/1/07                    E      328,899            450,000            (16)
Japanese Yen vs. U.S. Dollar, expiring 9/5/07                   Y  776,507,680   $      6,760,000       (176,279)

                                                                     CONTRACT        CONTRACT
                                                                      AMOUNT          AMOUNT
                                                                       SOLD          PURCHASED
                                                                --------------   ----------------
Foreign Currency Sale Contracts
Canadian Dollar vs. Australian Dollar, expiring 8/9/07          C$   4,036,000   A$     4,442,488          1,331
Canadian Dollar vs. Australian Dollar, expiring 8/24/07         C$  10,695,000   A$    12,110,061        283,283
Hong Kong Dollar vs. British Pound Sterling, expiring 10/4/07   HKD 71,900,000   L      4,642,588        216,816
British Pound Sterling vs. Hong Kong Dollar, expiring 10/4/07   L      667,720   HKD   10,435,000        (19,153)
Swedish Krona vs. Japanese Yen, expiring 9/10/07                SK  80,000,000   Y  1,317,880,000       (714,241)
Swiss Franc vs. Japanese Yen, expiring 10/11/07                 CF  55,485,000   Y  5,434,089,930       (123,490)
Euro vs. Japanese Yen, expiring 9/26/07                         E   28,804,000   Y  4,647,352,576         28,734
Euro vs. Japanese Yen, expiring 11/14/07                        E   16,800,000   Y  2,787,346,800        782,783
Singapore Dollar vs. Norwegian Krone, expiring 12/14/07         SGD  3,353,000   NOK   12,798,443        (36,042)
                                                                                                    ------------
Unrealized appreciation on foreign currency forward contracts                                       $    743,292
                                                                                                    ============

FOREIGN CURRENCY HELD AT JULY 31, 2007:

                                                                   CURRENCY          COST           VALUE
                                                                --------------   -----------   --------------
Australian Dollar                                               A$   7,862,786   $ 6,226,328    $ 6,701,060
Canadian Dollar *                                               C$     (34,783)      (32,932)       (32,605)
Danish Krone                                                    DK      17,248         2,963          3,172
Euro                                                            E      632,696       866,066        865,623
Hong Kong Dollar                                                HK  43,532,781     5,563,707      5,562,442
Japanese Yen                                                    Y  320,611,817     2,634,223      2,706,383
Norwegian Krone                                                 NK   1,833,002       283,979        314,422
Pound Sterling                                                  L    3,831,359     7,654,057      7,781,873
Singapore Dollar                                                SGD  2,109,021     1,392,661      1,391,450
Swedish Krona                                                   KR  10,183,444     1,511,368      1,511,368
Swiss Franc                                                     CF   2,112,447     1,739,212      1,757,736
                                                                                 -----------    -----------
                                                                                 $27,841,632    $28,562,924
                                                                                 ===========    ===========

*    Currency was overdrawn as of July 31, 2007.

MAINSTAY LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (98.7%)                       +
    AEROSPACE & DEFENSE (4.2%)
    Rockwell Collins, Inc.                                    150,100   $   10,311,870
&   United Technologies Corp.                                 373,800       27,276,186
                                                                        --------------
                                                                            37,588,056
                                                                        --------------
    BIOTECHNOLOGY (4.4%)
    Genentech, Inc.                             (a)           259,100       19,271,858
    Genzyme Corp.                               (a)           195,700       12,342,799
    Gilead Sciences, Inc.                       (a)           214,600        7,989,558
                                                                        --------------
                                                                            39,604,215
                                                                        --------------
    CAPITAL MARKETS (6.6%)
    Franklin Resources, Inc.                                  161,700       20,595,729
&   Goldman Sachs Group, Inc. (The)                           114,800       21,621,432
    Merrill Lynch & Co., Inc.                                 112,700        8,362,340
    T. Rowe Price Group, Inc.                                 165,300        8,617,089
                                                                        --------------
                                                                            59,196,590
                                                                        --------------
    CHEMICALS (2.1%)
    Ecolab, Inc.                                              215,500        9,074,705
    Monsanto Co.                                              150,600        9,706,170
                                                                        --------------
                                                                            18,780,875
                                                                        --------------
    COMMUNICATIONS EQUIPMENT (12.8%)
    Ciena Corp.                                 (a)           251,700        9,194,601
&   Cisco Systems, Inc.                         (a)         1,232,700       35,637,357
    Corning, Inc.                               (a)           491,800       11,724,512
    F5 Networks, Inc.                           (a)           115,900       10,047,371
    Nokia OYJ, Sponsored ADR                    (b)           373,400       10,694,176
&   QUALCOMM, Inc.                                            610,600       25,431,490
    Research In Motion, Ltd.                    (a)            58,900       12,604,600
                                                                        --------------
                                                                           115,334,107
                                                                        --------------
    COMPUTERS & PERIPHERALS (5.5%)
    Apple, Inc.                                 (a)           106,200       13,992,912
    EMC Corp.                                   (a)         1,139,700       21,095,847
    Hewlett-Packard Co.                                       308,800       14,214,064
                                                                        --------------
                                                                            49,302,823
                                                                        --------------
    CONSUMER FINANCE (2.0%)
    American Express Co.                                      303,300       17,755,182
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (4.2%)
    CME Group, Inc.                             (c)            29,000       16,022,500
    IntercontinentalExchange, Inc.              (a)            97,600       14,750,288
    Moody's Corp.                               (c)           131,700        7,085,460
                                                                        --------------
                                                                            37,858,248
                                                                        --------------

    ENERGY EQUIPMENT & SERVICES (1.8%)
    Schlumberger, Ltd.                                        173,300       16,414,976
                                                                        --------------
    FOOD & STAPLES RETAILING (3.0%)
    CVS Caremark Corp.                                        295,800       10,409,202
    Walgreen Co.                                              367,100       16,218,478
                                                                        --------------
                                                                            26,627,680
                                                                        --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
    Alcon, Inc.                                 (c)           125,700       17,158,050
    Intuitive Surgical, Inc.                    (a) (c)        50,600       10,758,066
                                                                        --------------
                                                                            27,916,116
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (4.1%)
    McKesson Corp.                                            158,500        9,154,960
&   Medco Health Solutions, Inc.                (a)           342,800       27,859,356
                                                                        --------------
                                                                            37,014,316
                                                                        --------------
    HOUSEHOLD PRODUCTS (1.0%)
    Procter & Gamble Co. (The)                                143,800        8,895,468
                                                                        --------------
    INDUSTRIAL CONGLOMERATES (1.9%)
    General Electric Co.                                      435,500       16,879,980
                                                                        --------------
    INTERNET SOFTWARE & SERVICES (4.5%)
    Equinix, Inc.                               (a) (c)       120,800       10,498,728
&   Google, Inc. Class A                        (a)            58,200       29,682,000
                                                                        --------------
                                                                            40,180,728
                                                                        --------------
    IT SERVICES (2.3%)
    Mastercard, Inc. Class A                    (c)            39,500        6,351,600
    Paychex, Inc.                                             342,400       14,168,512
                                                                        --------------
                                                                            20,520,112
                                                                        --------------
    LIFE SCIENCES TOOLS & SERVICES (1.2%)
    Thermo Fisher Scientific, Inc.              (a)           201,300       10,509,873
                                                                        --------------
    MACHINERY (2.7%)
&   Danaher Corp.                                             327,100       24,427,828
                                                                        --------------
    MEDIA (1.2%)
    Comcast Corp. Class A                       (a) (c)       401,600       10,509,872
                                                                        --------------
    MULTILINE RETAIL (2.6%)
    Kohl's Corp.                                (a)           166,400       10,117,120
    Target Corp.                                              219,400       13,289,058
                                                                        --------------
                                                                            23,406,178
                                                                        --------------
    OIL, GAS & CONSUMABLE FUELS (3.9%)
&   Southwestern Energy Co.                     (a)           567,000       23,037,210
    Suncor Energy, Inc.                         (c)           131,300       11,878,711
                                                                        --------------
                                                                            34,915,921
                                                                        --------------
    PHARMACEUTICALS (4.5%)
    Allergan, Inc.                                            243,400       14,148,842
    Teva Pharmaceutical Industries,
       Ltd., Sponsored ADR                      (b)           401,900       16,887,838
    Wyeth                                                     184,200        8,937,384
                                                                        --------------
                                                                            39,974,064
                                                                        --------------

    REAL ESTATE MANAGEMENT &
       DEVELOPMENT (0.9%)
    CB Richard Ellis Group, Inc.
       Class A                                  (a)           236,400        8,255,088
                                                                        --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (3.4%)
    Applied Materials, Inc.                                   424,600        9,358,184
    Broadcom Corp. Class A                      (a)           294,200        9,652,702
    NVIDIA Corp.                                (a)           250,600       11,467,456
                                                                        --------------
                                                                            30,478,342
                                                                        --------------
    SOFTWARE (3.6%)
    Autodesk, Inc.                              (a)           230,100        9,749,337
    Microsoft Corp.                                           625,600       18,136,144
    Salesforce.com, Inc.                        (a) (c)       125,000        4,857,500
                                                                        --------------
                                                                            32,742,981
                                                                        --------------
    TEXTILES, APPAREL & LUXURY GOODS (1.3%)
    Coach, Inc.                                 (a)           256,600       11,665,036
                                                                        --------------
    TRADING COMPANIES & DISTRIBUTORS (1.3%)
    Fastenal Co.                                (c)           268,600       12,105,802
                                                                        --------------
    WIRELESS TELECOMMUNICATION
       SERVICES (8.6%)
&   America Movil SAB de C.V.,
       Series L, ADR                            (b)           457,000       27,365,160
    American Tower Corp. Class A                (a)           223,500        9,311,010
    China Mobile, Ltd., Sponsored ADR           (b)           197,100       11,311,569
    MetroPCS Communications, Inc.               (a)           180,160        6,597,459
&   NII Holdings, Inc.                          (a) (c)       270,400       22,719,008
                                                                        --------------
                                                                            77,304,206
                                                                        --------------
    Total Common Stocks
       (Cost $758,607,313)                                                 886,164,663
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (10.4%)
    COMMERCIAL PAPER (3.3%)
    Barton Capital LLC
       5.285%, due 8/6/07                       (d)       $ 2,570,250        2,570,250
    Charta LLC
       5.303%, due 8/30/07                      (d)         1,291,427        1,291,427
    Den Danske Bank
       5.285%, due 8/6/07                       (d)         3,443,805        3,443,805
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (d)           860,951          860,951
    Grampian Funding LLC
       5.305%, due 8/6/07                       (d)         2,132,174        2,132,174
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (d)         2,131,543        2,131,543
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (d)         3,424,269        3,424,269
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (d)         1,291,427        1,291,427
    Ranger Funding Co. LLC
       5.302%, due 8/7/07                       (d)         2,991,252        2,991,252

    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (d)         4,285,220        4,285,220
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (d)         2,563,930        2,563,930
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (d)         2,572,771        2,572,771
                                                                        --------------
    Total Commercial Paper
       (Cost $29,559,019)                                                   29,559,019
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.7%)
    BGI Institutional Money Market Fund         (d)         6,392,614        6,392,614
    Total Investment Company
                                                                        --------------
       (Cost $6,392,614)                                                     6,392,614
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $1,722,164
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $1,846,627 and a Market Value of
       $1,793,056)                              (d)       $ 1,721,902        1,721,902
                                                                        --------------
    Total Repurchase Agreement
       (Cost $1,721,902)                                                     1,721,902
                                                                        --------------
    TIME DEPOSITS (6.2%)
    Abbey National PLC
       5.27%, due 8/3/07                        (d)         4,304,756        4,304,756
    Bank of America Corp.
       5.29%, due 8/16/07                       (d) (e)     4,304,756        4,304,756
    Barclays
       5.31%, due 8/20/07                       (d)         3,443,805        3,443,805
    BNP Paribas
       5.28%, due 8/1/07                        (d)         3,013,329        3,013,329
    Calyon
       5.30%, due 8/13/07                       (d)         3,443,805        3,443,805
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (d)         3,443,805        3,443,805
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (d)           129,143          129,143
    Rabobank Nederland
       5.29%, due 8/24/07                       (d)         7,318,085        7,318,085
    Royal Bank of Canada
       5.285%, due 8/3/07                       (d)         6,457,134        6,457,134
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (d)         6,457,134        6,457,134
    Swedbank AB
       5.31%, due 10/1/07                       (d)         2,152,378        2,152,378
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (d)         3,874,280        3,874,280
    UBS AG
       5.285%, due 8/16/07                      (d)         3,443,805        3,443,805
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (d)         4,304,756        4,304,756
                                                                        --------------

    Total Time Deposits
       (Cost $56,090,971)                                                   56,090,971
                                                                        --------------
    Total Short-Term Investments
       (Cost $93,764,506)                                                   93,764,506
                                                                        --------------
    Total Investments
       (Cost $852,371,819)                      (f)             109.1%     979,929,169(g)
    Liabilities in Excess of
       Cash and Other Assets                                     (9.1)     (81,598,883)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  898,330,286
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(f)  The cost for federal income tax purposes is $854,146,222.

(g) At July 31, 2007 net unrealized appreciation was $125,782,947, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $131,069,396 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,286,449.

MAINSTAY MAP FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (92.9%)                       +
    AEROSPACE & DEFENSE (2.2%)
    Boeing Co. (The)                                           45,100   $    4,664,693
    GenCorp, Inc.                               (a)(b)         92,300        1,090,986
    Hexcel Corp.                                (a)(b)         46,500        1,010,910
    Honeywell International, Inc.                              34,100        1,961,091
    Lockheed Martin Corp.                                      21,700        2,137,016
    Northrop Grumman Corp.                                    194,328       14,788,361
    Orbital Sciences Corp.                      (a)(b)        130,000        2,754,700
    Raytheon Co.                                              173,600        9,610,496
                                                                        --------------
                                                                            38,018,253
                                                                        --------------
    AIRLINES (0.3%)
    Southwest Airlines Co.                                    349,100        5,466,906
                                                                        --------------
    AUTO COMPONENTS (0.2%)
    Goodyear Tire & Rubber Co. (The)            (a)            95,650        2,747,068
                                                                        --------------
    BEVERAGES (2.4%)
&   Coca-Cola Co. (The)                                       687,550       35,828,230
    PepsiCo, Inc.                                              65,541        4,300,800
                                                                        --------------
                                                                            40,129,030
                                                                        --------------
    BIOTECHNOLOGY (2.2%)
    Amgen, Inc.                                 (a)           202,200       10,866,228
    Celgene Corp.                               (a)           117,792        7,133,484
    Cubist Pharmaceuticals, Inc.                (a)            21,431          494,199
    Genentech, Inc.                             (a)           189,100       14,065,258
    Genzyme Corp.                               (a)            76,744        4,840,244
                                                                        --------------
                                                                            37,399,413
                                                                        --------------
    CAPITAL MARKETS (4.8%)
    Ameriprise Financial, Inc.                                 73,560        4,433,461
    Bank of New York Mellon Corp. (The)                         7,075          301,041
    Jefferies Group, Inc.                                     132,600        3,483,402
    Legg Mason, Inc.                                           13,800        1,242,000
    Merrill Lynch & Co., Inc.                                  83,700        6,210,540
&   Morgan Stanley                                            876,360       55,973,113
    Northern Trust Corp.                                       20,055        1,252,635
    State Street Corp.                                         89,300        5,985,779
    Waddell & Reed Financial, Inc.
       Class A                                  (b)            78,000        1,966,380
                                                                        --------------
                                                                            80,848,351
                                                                        --------------
    CHEMICALS (4.6%)
    CF Industries Holdings, Inc.                               38,900        2,235,972
    Chemtura Corp.                                             85,300          889,679
&   E.I. du Pont de Nemours & Co.                           1,167,350       54,550,265
    Monsanto Co.                                              303,114       19,535,697
    Mosaic Co. (The)                            (a)            20,750          779,370

                                                                        --------------
                                                                            77,990,983
                                                                        --------------
    COMMERCIAL BANKS (0.6%)
    Popular, Inc.                               (b)           433,171        5,713,525
    Wachovia Corp.                                             94,800        4,475,508
                                                                        --------------
                                                                            10,189,033
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Covanta Holding Corp.                       (a)           261,473        5,930,208
    Korn/Ferry International                    (a)            24,600          581,298
    On Assignment, Inc.                         (a)            27,300          273,819
    PHH Corp.                                   (a)            36,220        1,055,451
    Waste Management, Inc.                                     38,000        1,445,140
                                                                        --------------
                                                                             9,285,916
                                                                        --------------
    COMMUNICATIONS EQUIPMENT (3.9%)
    ADC Telecommunications, Inc.                (a)            61,725        1,153,640
    Blue Coat Systems, Inc.                     (a)(b)         26,163        1,274,923
    Cisco Systems, Inc.                         (a)         1,124,600       32,512,186
    CommScope, Inc.                             (a)             5,659          308,019
    Finisar Corp.                               (a)(b)        333,489        1,210,565
    Harris Corp.                                               23,800        1,306,144
    Harris Stratex Networks, Inc.
       Class A                                  (a)(b)          5,102           86,836
    Motorola, Inc.                                          1,491,600       25,342,284
    NMS Communications Corp.                    (a)           159,336          259,718
    Nortel Networks Corp.                       (a)               547           11,837
    Polycom, Inc.                               (a)            68,298        2,115,189
                                                                        --------------
                                                                            65,581,341
                                                                        --------------
    COMPUTERS & PERIPHERALS (2.1%)
    ActivIdentity Corp.                         (a)            47,567          202,635
    Hewlett-Packard Co.                                       686,550       31,601,896
    Innovex, Inc.                               (a)            20,601           26,781
    Sun Microsystems, Inc.                      (a)           561,797        2,865,165
                                                                        --------------
                                                                            34,696,477
                                                                        --------------
    CONSTRUCTION & ENGINEERING (0.4%)
    Chicago Bridge & Iron Co. N.V.                             42,000        1,705,200
    Jacobs Engineering Group, Inc.              (a)            83,200        5,127,616
                                                                        --------------
                                                                             6,832,816
                                                                        --------------
    CONSTRUCTION MATERIALS (0.3%)
    Vulcan Materials Co.                        (b)            51,889        4,966,815
                                                                        --------------
    CONSUMER FINANCE (2.4%)
    American Express Co.                                      393,500       23,035,490
    Capital One Financial Corp.                               190,700       13,493,932
    Discover Financial Services                 (a)           190,730        4,396,326
                                                                        --------------
                                                                            40,925,748
                                                                        --------------
    CONTAINERS & PACKAGING (1.1%)
    Smurfit-Stone Container Corp.               (a)             8,050           94,909
    Temple-Inland, Inc.                                       304,150       17,680,239
                                                                        --------------
                                                                            17,775,148
                                                                        --------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Coinstar, Inc.                              (a)            53,517        1,660,097
    Vertrue, Inc.                               (a)             2,872          141,906
                                                                        --------------
                                                                             1,802,003
                                                                        --------------

    DIVERSIFIED FINANCIAL SERVICES (5.7%)
    Bank of America Corp.                                      13,724          650,792
    CIT Group, Inc.                                            93,800        3,862,684
&   Citigroup, Inc.                                         1,035,300       48,213,921
&   JPMorgan Chase & Co.                                      896,950       39,474,769
    Leucadia National Corp.                     (b)           118,700        4,463,120
                                                                        --------------
                                                                            96,665,286
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (2.6%)
&   AT&T, Inc.                                              1,071,000       41,940,360
    Cincinnati Bell, Inc.                       (a)           188,750          973,950
    Global Crossing, Ltd.                       (a)(b)         24,823          437,629
                                                                        --------------
                                                                            43,351,939
                                                                        --------------
    ELECTRIC UTILITIES (1.3%)
    ALLETE, Inc.                                (b)             8,400          368,256
    American Electric Power Co., Inc.                          43,465        1,890,293
    Duke Energy Corp.                                       1,047,600       17,840,628
    Westar Energy, Inc.                                       101,700        2,341,134
                                                                        --------------
                                                                            22,440,311
                                                                        --------------
    ELECTRICAL EQUIPMENT (0.3%)
    Rockwell Automation, Inc.                                  60,800        4,255,392
                                                                        --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Anixter International, Inc.                 (a)(b)          9,300          768,645
    Sanmina-SCI Corp.                           (a)           384,039        1,056,107
    Solectron Corp.                             (a)           357,700        1,344,952
    Tyco Electronics, Ltd.                                    162,689        5,827,520
                                                                        --------------
                                                                             8,997,224
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (1.0%)
    Key Energy Services, Inc.                   (a)            64,300          980,575
    Newpark Resources, Inc.                     (a)           124,450          787,768
    Parker Drilling Co.                         (a)            71,600          674,472
    Schlumberger, Ltd.                                        127,450       12,072,064
    Tidewater, Inc.                             (b)            22,700        1,553,134
    Universal Compression
       Holdings, Inc.                           (a)            21,700        1,584,968
                                                                        --------------
                                                                            17,652,981
                                                                        --------------
    FOOD & STAPLES RETAILING (2.1%)
    CVS Caremark Corp.                          (b)           839,726       29,549,958
    Longs Drug Stores Corp.                                    21,400        1,034,904
    Pathmark Stores, Inc.                       (a)           159,217        1,971,106
    Wal-Mart Stores, Inc.                                      51,700        2,375,615
                                                                        --------------
                                                                            34,931,583
                                                                        --------------
    FOOD PRODUCTS (0.6%)
    Archer-Daniels-Midland Co.                  (b)           179,140        6,019,104
    Bunge, Ltd.                                 (b)            46,000        4,168,060
                                                                        --------------
                                                                            10,187,164
                                                                        --------------
    GAS UTILITIES (0.1%)
    National Fuel Gas Co.                                      13,900          602,565
    Nicor, Inc.                                 (b)            21,050          829,581
                                                                        --------------
                                                                             1,432,146
                                                                        --------------

    HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
    ArthroCare Corp.                            (a)(b)         21,110        1,068,588
    Baxter International, Inc.                                 30,000        1,578,000
    Boston Scientific Corp.                     (a)           419,350        5,514,453
    Covidien, Ltd.                              (a)           162,689        6,662,115
    Gen-Probe, Inc.                             (a)            26,668        1,680,351
    Hospira, Inc.                               (a)            80,900        3,128,403
    SurModics, Inc.                             (a)(b)         11,192          513,377
                                                                        --------------
                                                                            20,145,287
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (1.1%)
    Aetna, Inc.                                               343,020       16,488,971
    Humana, Inc.                                (a)            13,000          833,170
    SunLink Health Systems, Inc.                (a)            48,725          294,786
    Universal Health Services, Inc.
       Class B                                                  3,000          157,320
                                                                        --------------
                                                                            17,774,247
                                                                        --------------
    HOTELS, RESTAURANTS & LEISURE (1.7%)
    Hilton Hotels Corp.                                       110,800        4,898,468
    InterContinental Hotels Group
       PLC, ADR                                 (c)           696,665       15,932,729
    McDonald's Corp.                                          139,000        6,653,930
    Wyndham Worldwide Corp.                     (a)            52,540        1,767,971
                                                                        --------------
                                                                            29,253,098
                                                                        --------------
    HOUSEHOLD DURABLES (0.0%)                   ++
    Newell Rubbermaid, Inc.                                     9,500          251,275
                                                                        --------------
    HOUSEHOLD PRODUCTS (2.1%)
    Procter & Gamble Co. (The)                                564,600       34,926,156
                                                                        --------------
    INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS (0.4%)
    AES Corp. (The)                             (a)           127,957        2,514,355
    Dynegy, Inc. Class A                        (a)           265,700        2,367,387
    Mirant Corp.                                (a)            29,700        1,123,551
                                                                        --------------
                                                                             6,005,293
                                                                        --------------
    INDUSTRIAL CONGLOMERATES (5.7%)
    3M Co.                                                     16,390        1,457,399
&   General Electric Co.                                    1,443,950       55,967,502
    Textron, Inc.                                             277,800       31,360,842
    Tyco International, Ltd.                                  162,689        7,693,563
                                                                        --------------
                                                                            96,479,306
                                                                        --------------
    INSURANCE (5.9%)
    Allstate Corp. (The)                                      123,400        6,558,710
&   American International Group, Inc.                        620,450       39,820,481
    Aon Corp.                                                  43,335        1,735,133
    Marsh & McLennan Cos., Inc.                                46,695        1,286,447
    MetLife, Inc.                                             424,900       25,587,478
    Ohio Casualty Corp.                         (b)           227,663        9,882,851
    Phoenix Cos., Inc. (The)                                   33,100          456,449
    Principal Financial Group, Inc.                            62,800        3,541,292
    Travelers Cos., Inc. (The)                                113,610        5,769,116
    W.R. Berkley Corp.                                        203,750        5,994,325
                                                                        --------------
                                                                           100,632,282
                                                                        --------------
INTERNET & CATALOG RETAIL (0.4%)

    Liberty Media Corp.-Interactive
       Class A                           (a)            160,325        3,358,809
    Priceline.com, Inc.                  (a) (b)         37,936        2,420,317
    Stamps.com, Inc.                     (a)             31,174          356,942
                                                                  --------------
                                                                       6,136,068
                                                                  --------------
    INTERNET SOFTWARE & SERVICES (1.5%)
    Internet Capital Group, Inc.         (a)             23,400          267,228
    S1 Corp.                             (a)            343,069        2,494,112
    VeriSign, Inc.                       (a)            558,372       16,578,065
    Yahoo!, Inc.                         (a)            228,654        5,316,206
                                                                  --------------
                                                                      24,655,611
                                                                  --------------
    IT SERVICES (0.4%)
    BISYS Group, Inc. (The)              (a)             43,800          524,286
    CheckFree Corp.                      (a) (b)         24,038          885,560
    Computer Sciences Corp.              (a)             37,400        2,082,432
    eFunds Corp.                         (a)             19,094          682,611
    Electronic Data Systems Corp.                        38,000        1,025,620
    First Data Corp.                                     15,526          493,572
    Western Union Co. (The)                              15,526          309,744
                                                                  --------------
                                                                       6,003,825
                                                                  --------------
    MACHINERY (0.2%)
    Caterpillar, Inc.                                    47,000        3,703,600
                                                                  --------------
    MARINE (0.2%)
    American Commercial Lines, Inc.      (a) (b)        149,551        3,312,555
                                                                  --------------
    MEDIA (0.8%)
    Comcast Corp. Class A                (a)             97,200        2,553,444
    DIRECTV Group, Inc. (The)            (a)             39,600          887,436
    Discovery Holding Co. Class A        (a)             34,587          820,404
    Dow Jones & Co., Inc.                (b)              5,500          315,590
    Gemstar-TV Guide International, Inc. (a)            143,586          824,184
    Liberty Global, Inc. Class A         (a)              9,060          379,886
    Liberty Global, Inc. Class C         (a)             23,670          943,013
    Liberty Media Holding Corp. Capital
       Class A                           (a)             32,065        3,669,839
    PRIMEDIA, Inc.                       (a) (b)         70,378          166,092
    Time Warner, Inc.                                   136,000        2,619,360
                                                                  --------------
                                                                      13,179,248
                                                                  --------------
    METALS & MINING (1.3%)
    Rio Tinto PLC, Sponsored ADR         (b) (c)         66,200       19,139,744
    United States Steel Corp.                            32,500        3,194,425
                                                                  --------------
                                                                      22,334,169
                                                                  --------------
    MULTILINE RETAIL (1.7%)
    Target Corp.                                        485,150       29,385,536
                                                                  --------------
    MULTI-UTILITIES (2.1%)
    Black Hills Corp.                     (b)            14,150          527,795
    CMS Energy Corp.                                    112,800        1,822,848
    Dominion Resources, Inc.              (b)           356,150       29,994,953
    DTE Energy Co.                                       23,100        1,071,378
    Integrys Energy Group, Inc.                           6,070          300,404
    Sempra Energy                                        29,000        1,528,880
                                                                  --------------
                                                                      35,246,258
                                                                  --------------
    OFFICE ELECTRONICS (0.0%)            ++

    Xerox Corp.                           (a)            19,300        336,978
                                                                   -----------
    OIL, GAS & CONSUMABLE FUELS (8.6%)
    Anadarko Petroleum Corp.                              88,400     4,449,172
    Apache Corp.                                         129,000    10,428,360
    BP PLC, Sponsored ADR                 (c)            38,800      2,692,720
    Chesapeake Energy Corp.                               91,200     3,104,448
    Chevron Corp.                                         60,374     5,147,487
    ConocoPhillips                                        45,178     3,652,190
    Devon Energy Corp.                                   186,542    13,917,899
&   Hess Corp.                                           608,100    37,215,720
    International Coal Group, Inc.        (a) (b)        255,200     1,036,112
    Marathon Oil Corp.                                    83,900     4,631,280
    Murphy Oil Corp.                                       4,500       279,180
    Noble Energy, Inc.                                    28,318     1,731,363
    Occidental Petroleum Corp.                           614,790    34,870,889
    Pogo Producing Co.                    (b)             98,800     5,262,088
    Spectra Energy Corp.                                 523,800    13,341,186
    Williams Cos., Inc.                                  113,100     3,647,475
                                                                   -----------
                                                                   145,407,569
                                                                   -----------
    PAPER & FOREST PRODUCTS (0.3%)
    MeadWestvaco Corp.                                    75,005     2,440,663
    Weyerhaeuser Co.                                      38,600     2,749,864
                                                                   -----------
                                                                     5,190,527
                                                                   -----------
    PHARMACEUTICALS (6.9%)
    Abbott Laboratories                                  137,800     6,985,082
    Bristol-Myers Squibb Co.                             874,300    24,838,863
    Merck & Co., Inc.                                    561,450    27,875,993
    Mylan Laboratories, Inc.                              36,500       585,095
&   Novartis AG, ADR                      (c)            917,100    49,477,545
    Schering-Plough Corp.                                 99,600     2,842,584
    Teva Pharmaceutical Industries,
       Ltd., Sponsored ADR                (c)            117,998     4,958,276
                                                                   -----------
                                                                   117,563,438
                                                                   -----------
    REAL ESTATE INVESTMENT TRUSTS (0.7%)
    Colonial Properties Trust             (b)             37,200     1,286,748
    Crescent Real Estate Equities Co.                     22,800       514,824
    Friedman, Billings, Ramsey Group,
       Inc. Class A                                       23,100       113,652
    Health Care Property Investors, Inc.  (b)            174,246     4,746,461
    Thornburg Mortgage, Inc.              (b)             43,400     1,103,228
    UDR, Inc.                             (b)            205,970     4,755,847
                                                                   -----------
                                                                    12,520,760
                                                                   -----------
    REAL ESTATE MANAGEMENT &
       DEVELOPMENT (0.2%)
    St. Joe Co. (The)                     (b)             89,200     3,616,168
                                                                   -----------
    ROAD & RAIL (3.0%)
    Avis Budget Group, Inc.               (a)             70,570     1,811,532
    Celadon Group, Inc.                   (a)            150,858     2,271,921
    CSX Corp.                                             40,100     1,901,141
    Norfolk Southern Corp.                               631,750    33,975,515
    Union Pacific Corp.                                   91,400    10,889,396
    Werner Enterprises, Inc.                               8,329       161,916
                                                                   -----------
                                                                    51,011,421
                                                                   -----------

    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (1.8%)
    Applied Micro Circuits Corp.        (a)            217,050          633,786
    Intel Corp.                                        205,400        4,851,548
    NVIDIA Corp.                        (a)            128,730        5,890,685
    Skyworks Solutions, Inc.            (a)             83,278          659,562
    Texas Instruments, Inc.                            536,900       18,893,511
    Vitesse Semiconductor Corp.         (a)             75,852           92,539
    Zoran Corp.                         (a)             14,796          278,905
                                                                 --------------
                                                                     31,300,536
                                                                 --------------
    SOFTWARE (1.3%)
    Blackboard, Inc.                    (a) (b)         34,639        1,532,083
    Compuware Corp.                     (a)            236,272        2,204,418
    i2 Technologies, Inc.               (a) (b)         61,381          996,827
    Microsoft Corp.                                    549,133       15,919,366
    MSC.Software Corp.                  (a)              2,700           35,046
    TIBCO Software, Inc.                (a)             39,000          317,070
    Wind River Systems, Inc.            (a)             73,899          706,474
                                                                 --------------
                                                                     21,711,284
                                                                 --------------
    SPECIALTY RETAIL (0.8%)
    Circuit City Stores, Inc.           (b)             15,900          189,210
    Office Depot, Inc.                  (a)            522,600       13,044,096
                                                                 --------------
                                                                     13,233,306
                                                                 --------------
    THRIFTS & MORTGAGE FINANCE (0.1%)
    New York Community Bancorp, Inc.    (b)              8,400          136,332
    Washington Mutual, Inc.                             51,725        1,941,239
                                                                 --------------
                                                                      2,077,571
                                                                 --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Sprint Nextel Corp.                                169,008        3,469,734
                                                                 --------------
    Total Common Stocks
       (Cost $1,342,655,323)                                      1,571,432,433
                                                                 --------------

                                                     SHARES           VALUE
                                                 -------------   --------------
    CONVERTIBLE PREFERRED STOCK (0.1%)
    HOTELS, RESTAURANTS & LEISURE (0.1%)
    Six Flags, Inc.
       7.25%                            (a)             91,200        1,851,360
                                                                 --------------
    Total Convertible Preferred Stock
       (Cost $2,092,218)                                              1,851,360
                                                                 --------------

                                                   NUMBER OF
                                                    WARRANTS          VALUE
                                                 -------------   --------------
    WARRANTS (0.1%)
    MARINE (0.1%)
    American Commercial Lines, Inc.
       Strike Price $12.00
       Expire 1/12/09                   (a) (d)          6,765        1,117,578
                                                                 --------------
    Total Warrants
       (Cost $3,173,826)                                              1,117,578
                                                                 --------------

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                       ---------       ---------
    LONG-TERM BONDS (0.1%)
    CONVERTIBLE BONDS (0.1%)
    COMMERCIAL SERVICES (0.0%)        ++
    Rewards Network, Inc.
       3.25%, due 10/15/23                             $     800,000     740,000
                                                                       ---------
    PHARMACEUTICALS (0.1%)
    NPS Pharmaceuticals, Inc.
       3.00%, due 6/15/08                                  1,283,000   1,231,680
                                                                       ---------
    Total Convertible Bonds
       (Cost $1,909,194)                                               1,971,680
                                                                       ---------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                       -------------   ---------
    CORPORATE BOND (0.0%)             ++
    MARINE (0.0%)                     ++
    American Commercial Lines LLC
       11.25%, due 1/1/08             (a)(d)(e)(f)(g)      5,511,870      37,419
                                                                       ---------
    Total Corporate Bond
       (Cost $0)                                                          37,419
                                                                       ---------
    Total Long-Term Bonds
       (Cost $1,909,194)                                               2,009,099
                                                                       ---------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                  -------------   -----------
    SHORT-TERM INVESTMENTS (12.0%)
    COMMERCIAL PAPER (7.9%)
    Barton Capital LLC
       5.285%, due 8/6/07             (h)             2,835,036     2,835,036
    Charta LLC
       5.303%, due 8/30/07            (h)             1,424,469     1,424,469
    Den Danske Bank
       5.285%, due 8/6/07             (h)             3,798,584     3,798,584
    Fairway Finance Corp.
       5.313%, due 8/1/07             (h)               949,646       949,646
    Grampian Funding LLC
       5.305%, due 8/6/07             (h)             2,351,830     2,351,830
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07            (h)             2,351,133     2,351,133
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07            (h)             3,777,036     3,777,036
    Liberty Street Funding Co.
       5.296%, due 8/27/07            (h)             1,424,469     1,424,469
    Ranger Funding
       5.302%, due 8/7/07             (h)             3,299,410     3,299,410
    Sheffield Receivables Corp.
       5.294%, due 8/17/07            (h)             4,726,682     4,726,682
    State Street Navigator Fund
       3.60%, due 8/1/07                            100,332,202   100,332,202
    Three Pillars Funding LLC
       5.298%, due 8/15/07            (h)             2,828,065     2,828,065
    Yorktown Capital LLC
       5.282%, due 8/1/07             (h)             2,837,816     2,837,816
                                                                  -----------
    Total Commercial Paper
       (Cost $132,936,378)                                        132,936,378
                                                                  -----------

                                                    SHARES           VALUE
                                                -------------   --------------
    INVESTMENT COMPANY (0.4%)
    BGI Institutional Money Market Fund  (h)        7,051,178        7,051,178
                                                                --------------
    Total Investment Company
       (Cost $7,051,178)                                             7,051,178
                                                                --------------

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $1,899,581
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $2,036,866 and a Market Value of
       $1,977,775)                       (h)    $   1,899,292        1,899,292
                                                                --------------
    Total Repurchase Agreement
       (Cost $1,899,292)                                             1,899,292
                                                                --------------
    TIME DEPOSITS (3.6%)
    Abbey National PLC
       5.27%, due 8/3/07                 (h)        4,748,229        4,748,229
    Bank of America Corp.
       5.29%, due 8/16/07                (h) (i)    4,748,229        4,748,229
    Barclays
       5.31%, due 8/20/07                (h)        3,798,583        3,798,583
    BNP Paribas
       5.28%, due 8/1/07                 (h)        3,323,760        3,323,760
    Calyon
       5.30%, due 8/13/07                (h)        3,798,583        3,798,583
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                (h)        3,798,584        3,798,584
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                 (h)          142,447          142,447
    Rabobank Nederland
       5.29%, due 8/24/07                (h)        8,071,990        8,071,990
    Royal Bank of Canada
       5.285%, due 8/3/07                (h)        7,122,344        7,122,344
    Royal Bank of Scotland
       5.36%, due 8/1/07                 (h)        7,122,344        7,122,344
    Swedbank AB
       5.31%, due 10/1/07                (h)        2,374,115        2,374,115
    Toronto Dominion Bank
       5.29%, due 8/6/07                 (h)        4,273,407        4,273,407
    UBS AG
       5.285%, due 8/16/07               (h)        3,798,584        3,798,584
    Wachovia Bank N.A.
       5.28%, due 8/20/07                (h)        4,748,230        4,748,230
                                                                --------------
    Total Time Deposits
       (Cost $61,869,429)                                           61,869,429
                                                                --------------
    Total Short-Term Investments
       (Cost $203,756,277)                                         203,756,277
                                                                --------------
    Total Investments
       (Cost $1,553,586,838)             (j)            105.2%   1,780,166,747(k)
    Liabilities in Excess of
       Cash and Other Assets                             (5.2)     (88,245,578)
                                                    ---------   --------------
        Net Assets                                      100.0%  $1,691,921,169
                                                    =========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Fair valued security. The total market value of these securities at July 31, 2007 is $1,154,997, which reflects 0.1% of the Fund's net assets.

(e)  Issue in default.

(f)  Escrow reserve - reserve account for disputed claims.

(g) Illiquid security. The total market value of these securities at July 31, 2007 is $37,419, which represents 0.0% of the Fund's net assets.

(h) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(j)  The cost for federal income tax purposes is $1,560,436,147.

(k) At July 31, 2007 net unrealized appreciation was $219,730,600, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $280,940,504 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $61,209,904.

MAINSTAY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (91.1%)                       +
    AEROSPACE & DEFENSE (6.3%)
    Alliant Techsystems, Inc.                   (a)            49,350   $    4,891,078
    L-3 Communications Holdings, Inc.                          43,300        4,224,348
&   Precision Castparts Corp.                                  43,200        5,920,992
                                                                        --------------
                                                                            15,036,418
                                                                        --------------
    BIOTECHNOLOGY (1.2%)
    Cephalon, Inc.                              (a) (b)        39,100        2,937,974
                                                                        --------------
    BUILDING PRODUCTS (1.2%)
    Lennox International, Inc.                                 77,500        2,968,250
                                                                        --------------
    CAPITAL MARKETS (2.3%)
&   Affiliated Managers Group, Inc.             (a) (b)        48,600        5,491,800
                                                                        --------------
    CHEMICALS (1.2%)
    Scotts Miracle-Gro Co. (The)
       Class A                                  (b)            71,600        2,934,884
                                                                        --------------
    CONSTRUCTION & ENGINEERING (2.7%)
&   Fluor Corp.                                                46,600        5,382,766
    Quanta Services, Inc.                       (a) (b)        40,100        1,140,043
                                                                        --------------
                                                                             6,522,809
                                                                        --------------
    CONSUMER FINANCE (0.4%)
    AmeriCredit Corp.                           (a) (b)        48,400          984,456
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (1.4%)
    IntercontinentalExchange, Inc.              (a)            21,900        3,309,747
                                                                        --------------
    ELECTRICAL EQUIPMENT (2.9%)
    General Cable Corp.                         (a)            33,000        2,623,500
    Roper Industries, Inc.                                     69,900        4,192,602
                                                                        --------------
                                                                             6,816,102
                                                                        --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
    Amphenol Corp. Class A                                    133,000        4,556,580
    Avnet, Inc.                                 (a)            77,900        2,950,852
    CDW Corp.                                   (a)            17,000        1,430,890
                                                                        --------------
                                                                             8,938,322
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (6.5%)
    Atwood Oceanics, Inc.                       (a)            70,000        4,802,000
    ENSCO International, Inc.                                  63,400        3,871,838
&   National Oilwell Varco, Inc.                (a)            56,600        6,798,226
                                                                        --------------
                                                                            15,472,064
                                                                        --------------

    HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
    Becton, Dickinson & Co.                                    18,700        1,427,932
    Cytyc Corp.                                 (a)           108,400        4,563,640
    Hologic, Inc.                               (a) (b)        33,000        1,709,400
    Respironics, Inc.                           (a)            65,700        3,005,775
                                                                        --------------
                                                                            10,706,747
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (5.5%)
    Coventry Health Care, Inc.                  (a) (b)        52,050        2,904,911
    DaVita, Inc.                                (a)            33,000        1,747,020
    Health Net, Inc.                            (a)            23,600        1,169,144
    Henry Schein, Inc.                          (a) (b)        75,400        4,097,236
    Sierra Health Services, Inc.                (a)            75,600        3,072,384
                                                                        --------------
                                                                            12,990,695
                                                                        --------------
    HOTELS, RESTAURANTS & LEISURE (3.6%)
    Boyd Gaming Corp.                                          23,600        1,040,760
    Las Vegas Sands Corp.                       (a) (b)        45,900        4,004,775
    Penn National Gaming, Inc.                  (a)            59,400        3,415,500
                                                                        --------------
                                                                             8,461,035
                                                                        --------------
    HOUSEHOLD DURABLES (2.2%)
    Garmin, Ltd.                                (b)            31,400        2,634,460
    Harman International
       Industries, Inc.                                        23,400        2,714,400
                                                                        --------------
                                                                             5,348,860
                                                                        --------------
    INTERNET SOFTWARE & SERVICES (3.1%)
    Akamai Technologies, Inc.                   (a)            75,800        2,574,168
    Equinix, Inc.                               (a) (b)        30,500        2,650,755
    j2 Global Communications, Inc.              (a)            65,800        2,147,712
                                                                        --------------
                                                                             7,372,635
                                                                        --------------
    IT SERVICES (1.5%)
    Alliance Data Systems Corp.                 (a)            46,500        3,571,200
                                                                        --------------
    LIFE SCIENCES TOOLS & SERVICES (3.9%)
    Millipore Corp.                             (a) (b)        25,800        2,028,138
    Pharmaceutical Product
       Development, Inc.                        (b)            70,300        2,355,050
&   Thermo Fisher Scientific, Inc.              (a)            95,900        5,006,939
                                                                        --------------
                                                                             9,390,127
                                                                        --------------
    MACHINERY (5.9%)
    Joy Global, Inc.                                           72,600        3,592,974
    Oshkosh Truck Corp.                         (b)            73,200        4,190,700
&   Terex Corp.                                 (a)            73,600        6,348,000
                                                                        --------------
                                                                            14,131,674
                                                                        --------------
    MEDIA (1.7%)
    Cablevision Systems Corp. Class A           (a)           114,600        4,078,614
                                                                        --------------
    METALS & MINING (4.3%)
&   Allegheny Technologies, Inc.                               59,200        6,211,856
    Commercial Metals Co.                                     131,500        4,055,460
                                                                        --------------
                                                                            10,267,316
                                                                        --------------
    OIL, GAS & CONSUMABLE FUELS (5.2%)
    Holly Corp.                                                29,300        1,974,527
    Newfield Exploration Co.                    (a)            81,900        3,935,295
    Peabody Energy Corp.                                       27,500        1,162,150
&   Tesoro Corp.                                              108,300        5,393,340
                                                                        --------------
                                                                            12,465,312
                                                                        --------------

    PHARMACEUTICALS (1.2%)
    Endo Pharmaceuticals Holdings, Inc.         (a)            80,500        2,737,805
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (1.0%)
    CapitalSource, Inc.                                        67,800        1,288,200
    FelCor Lodging Trust, Inc.                                 44,200          970,632
                                                                        --------------
                                                                             2,258,832
                                                                        --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (2.3%)
    MEMC Electronic Materials, Inc.             (a)            67,600        4,145,232
    Varian Semiconductor Equipment
       Associates, Inc.                         (a)            30,200        1,419,400
                                                                        --------------
                                                                             5,564,632
                                                                        --------------
    SOFTWARE (5.5%)
    Amdocs, Ltd.                                (a)            64,900        2,348,731
    Autodesk, Inc.                              (a)            82,900        3,512,473
&   FactSet Research Systems, Inc.                             93,000        6,137,070
    TIBCO Software, Inc.                        (a)           124,300        1,010,559
                                                                        --------------
                                                                            13,008,833
                                                                        --------------
    SPECIALTY RETAIL (2.1%)
    American Eagle Outfitters, Inc.                           122,250        2,965,785
    Dick's Sporting Goods, Inc.                 (a) (b)        37,400        2,103,002
                                                                        --------------
                                                                             5,068,787
                                                                        --------------
    TEXTILES, APPAREL & LUXURY GOODS (3.8%)
&   Coach, Inc.                                 (a)           117,800        5,355,188
    Phillips-Van Heusen Corp.                                  69,800        3,633,788
                                                                        --------------
                                                                             8,988,976
                                                                        --------------
    TRADING COMPANIES & DISTRIBUTORS (0.9%)
    WESCO International, Inc.                   (a)            41,500        2,222,325
                                                                        --------------
    WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    Leap Wireless International, Inc.           (a)            22,200        1,962,480
    NII Holdings, Inc.                          (a)            29,900        2,512,198
    SBA Communications Corp. Class A            (a)            77,700        2,588,964
                                                                        --------------
                                                                             7,063,642
                                                                        --------------
    Total Common Stocks
       (Cost $156,768,182)                                                 217,110,873
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (1.9%)
    iShares Russell Midcap Growth
       Index Fund                               (b) (c)        41,600        4,628,416
                                                                        --------------
    Total Investment Company
       (Cost $4,548,368)                                                     4,628,416
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (23.0%)
    COMMERCIAL PAPER (11.5%)

    AIG Funding, Inc.
       5.285%, due 8/7/07                                 $ 3,000,000        2,997,358
    American Honda Finance Corp.
       5.23%, due 8/21/07                                   2,500,000        2,492,736
    Barton Capital LLC
       5.285%, due 8/6/07                       (d)         1,105,139        1,105,139
    Charta LLC
       5.303%, due 8/30/07                      (d)           555,279          555,279
    Den Danske Bank
       5.285%, due 8/6/07                       (d)         1,480,743        1,480,743
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (d)           370,186          370,186
    Grampian Funding LLC
       5.305%, due 8/6/07                       (d)           916,778          916,778
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (d)           916,506          916,506
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (d)         1,472,344        1,472,344
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (d)           555,279          555,279
    National Australia Funding
       Delaware, Inc.
       5.26%, due 8/1/07                        (e)         3,000,000        3,000,000
    Prudential Funding LLC
       5.25%, due 8/9/07                                    3,000,000        2,996,500
    Ranger Funding Co. LLC
       5.302%, due 8/7/07                       (d)         1,286,158        1,286,158
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (d)         1,842,530        1,842,530
    Societe Generale North America, Inc.
       5.35%, due 8/1/07                                    3,135,000        3,135,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (d)         1,102,421        1,102,421
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (d)         1,106,222        1,106,222
                                                                        --------------
    Total Commercial Paper
       (Cost $27,331,179)                                                   27,331,179
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (1.1%)
    BGI Institutional Money Market Fund         (d)         2,748,652        2,748,652
                                                                        --------------
    Total Investment Company
       (Cost $2,748,652)                                                     2,748,652
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT         VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.3%)

    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $740,484
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and
       maturity dates between
       8/15/08-12/31/49, with a
       Principal Amount of $794,000
       and a Market Value of $770,966)          (d)       $   740,372          740,372
                                                                        --------------
    Total Repurchase Agreement
       (Cost $740,372)                                                         740,372
                                                                        --------------
    TIME DEPOSITS (10.1%)
    Abbey National PLC

       5.27%, due 8/3/07                        (d)         1,850,929        1,850,929
    Bank of America Corp.
       5.29%, due 8/16/07                       (d) (f)     1,850,929        1,850,929
    Barclays
       5.31%, due 8/20/07                       (d)         1,480,743        1,480,743
    BNP Paribas
       5.28%, due 8/1/07                        (d)         1,295,651        1,295,651
    Calyon
       5.30%, due 8/13/07                       (d)         1,480,744        1,480,744
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (d)         1,480,744        1,480,744
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (d)            55,528           55,528
    Rabobank Nederland
       5.29%, due 8/24/07                       (d)         3,146,580        3,146,580
    Royal Bank of Canada
       5.285%, due 8/3/07                       (d)         2,776,394        2,776,394
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (d)         2,776,394        2,776,394
    Swedbank AB
       5.31%, due 10/1/07                       (d)           925,465          925,465
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (d)         1,665,836        1,665,836
    UBS AG
       5.285%, due 8/16/07                      (d)         1,480,744        1,480,744
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (d)         1,850,929        1,850,929
                                                                        --------------
    Total Time Deposits
       (Cost $24,117,610)                                                   24,117,610
                                                                        --------------
    Total Short-Term Investments
       (Cost $54,937,813)                                                   54,937,813
                                                                        --------------
    Total Investments
       (Cost $216,254,363)                      (g)             116.0%     276,677,102(h)
    Liabilities in Excess of
       Cash and Other Assets                                    (16.0)     (38,243,255)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  238,433,847
                                                          ===========   ==============


+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(g)  The cost for federal income tax purposes is $216,471,184.

(h) At July 31, 2007 net unrealized appreciation was $60,205,918, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $62,887,147 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,681,229.

MAINSTAY MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (93.7%)                       +
    AEROSPACE & DEFENSE (1.9%)
    Raytheon Co.                                              121,542   $    6,728,565
                                                                        --------------
    AIRLINES (0.5%)
    Delta Air Lines, Inc.                       (a)            92,900        1,655,478
                                                                        --------------
    BUILDING PRODUCTS (0.5%)
    American Standard Cos., Inc.                               34,500        1,864,725
                                                                        --------------
    CAPITAL MARKETS (3.1%)
    E*TRADE Financial Corp.                     (a)           373,500        6,917,220
    Investment Technology Group, Inc.           (a)           104,700        4,183,812
                                                                        --------------
                                                                            11,101,032
                                                                        --------------
    CHEMICALS (4.2%)
    Arch Chemicals, Inc.                                      139,782        4,945,487
    Chemtura Corp.                                            531,200        5,540,416
    Olin Corp.                                                211,325        4,410,353
                                                                        --------------
                                                                            14,896,256
                                                                        --------------
    COMMERCIAL BANKS (5.8%)
    KeyCorp                                                   158,100        5,484,489
    Marshall & Ilsley Corp.                                   169,243        6,974,504
&   PNC Financial Services Group, Inc.                        119,600        7,971,340
                                                                        --------------
                                                                            20,430,333
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (3.5%)
    Avery Dennison Corp.                                       77,800        4,772,252
&   Pitney Bowes, Inc.                                        166,911        7,694,597
                                                                        --------------
                                                                            12,466,849
                                                                        --------------
    COMPUTERS & PERIPHERALS (1.4%)
    Emulex Corp.                                (a)           246,200        4,874,760
                                                                        --------------
    CONSUMER FINANCE (1.2%)
    SLM Corp.                                                  85,900        4,223,703
                                                                        --------------
    CONTAINERS & PACKAGING (1.8%)
    Ball Corp.                                                121,000        6,203,670
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (0.2%)
    Windstream Corp.                                           59,360          816,794
                                                                        --------------
    ELECTRIC UTILITIES (5.4%)
&   Edison International                                      188,000        9,943,320
    Pepco Holdings, Inc.                                      167,000        4,520,690
    PPL Corp.                                                  99,200        4,676,288

                                                                        --------------
                                                                            19,140,298
                                                                        --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
    Molex, Inc. Class A                                       243,300        6,515,574
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (5.1%)
    BJ Services Co.                                           173,200        4,529,180
    Diamond Offshore Drilling, Inc.                            31,300        3,229,534
    ENSCO International, Inc.                                  74,422        4,544,952
    GlobalSantaFe Corp.                                        59,456        4,263,590
    Rowan Cos., Inc.                                           36,100        1,523,059
                                                                        --------------
                                                                            18,090,315
                                                                        --------------
    FOOD & STAPLES RETAILING (2.4%)
&   Kroger Co. (The)                                          330,500        8,579,780
                                                                        --------------
    FOOD PRODUCTS (1.8%)
    General Mills, Inc.                                        97,100        5,400,702
    J.M. Smucker Co. (The)                                     14,000          781,340
                                                                        --------------
                                                                             6,182,042
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (2.3%)
&   Quest Diagnostics, Inc.                                   145,500        8,070,885
                                                                        --------------
    HOUSEHOLD DURABLES (0.7%)
    Centex Corp.                                               70,300        2,622,893
                                                                        --------------
    INSURANCE (7.9%)
    Aspen Insurance Holdings, Ltd.              (b)           290,300        7,097,835
&   Genworth Financial, Inc. Class A                          351,900       10,739,988
    PartnerRe, Ltd.                                            97,400        6,918,322
    SAFECO Corp.                                               56,200        3,286,014
                                                                        --------------
                                                                            28,042,159
                                                                        --------------
    IT SERVICES (2.6%)
    Affiliated Computer Services, Inc.
       Class A                                  (a)            96,000        5,151,360
    Computer Sciences Corp.                     (a)            71,152        3,961,743
                                                                        --------------
                                                                             9,113,103
                                                                        --------------
    MACHINERY (2.7%)
    Pentair, Inc.                                             209,400        7,580,280
    Timken Co. (The)                                           55,900        1,867,060
                                                                        --------------
                                                                             9,447,340
                                                                        --------------
    MEDIA (5.7%)
    Cinemark Holdings, Inc.                     (a) (b)       103,300        1,688,955
    Gannett Co., Inc.                                         128,400        6,407,160
    Getty Images, Inc.                          (a) (b)       147,200        6,613,696
    Idearc, Inc.                                              159,900        5,550,129
                                                                        --------------
                                                                            20,259,940
                                                                        --------------
    METALS & MINING (2.4%)
&   Teck Cominco, Ltd. Class B                  (b)           194,400        8,631,360
                                                                        --------------
    MULTI-UTILITIES (2.6%)
    Ameren Corp.                                               92,200        4,423,756
    PG&E Corp.                                                114,025        4,881,410
                                                                        --------------
                                                                             9,305,166
                                                                        --------------

    OIL, GAS & CONSUMABLE FUELS (4.7%)
&   Hess Corp.                                                154,800        9,473,760
    Spectra Energy Corp.                                      276,700        7,047,549
                                                                        --------------
                                                                            16,521,309
                                                                        --------------
    PHARMACEUTICALS (5.5%)
    Barr Pharmaceuticals, Inc.                  (a)           147,700        7,565,194
    Forest Laboratories, Inc.                   (a)            81,400        3,272,280
&   Teva Pharmaceutical Industries,
       Ltd., Sponsored ADR                      (c)           205,900        8,651,918
                                                                        --------------
                                                                            19,489,392
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (2.6%)
    Douglas Emmett, Inc.                                       84,400        1,946,264
    General Growth Properties, Inc.                            60,248        2,890,699
    Highwoods Properties, Inc.                                130,763        4,253,721
                                                                        --------------
                                                                             9,090,684
                                                                        --------------
    ROAD & RAIL (1.2%)
    CSX Corp.                                                  86,622        4,106,749
                                                                        --------------
    SPECIALTY RETAIL (6.2%)
    Bed Bath & Beyond, Inc.                     (a)            81,200        2,812,768
    Gap, Inc. (The)                                           312,400        5,373,280
    TJX Cos., Inc. (The)                                      274,400        7,614,600
    Williams-Sonoma, Inc.                       (b)           203,800        6,275,002
                                                                        --------------
                                                                            22,075,650
                                                                        --------------
    THRIFTS & MORTGAGE FINANCE (5.4%)
    NewAlliance Bancshares, Inc.                (b)           411,500        5,559,365
&   PMI Group, Inc. (The)                                     303,800       10,350,466
    Sovereign Bancorp, Inc.                     (b)           176,802        3,383,990
                                                                        --------------
                                                                            19,293,821
                                                                        --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    ALLTEL Corp.                                               32,913        2,170,612
                                                                        --------------
    Total Common Stocks
       (Cost $297,840,563)                                                 332,011,237
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (14.5%)
    COMMERCIAL PAPER (8.0%)
    Australia & New Zealand Banking
       Group, Ltd.
       5.25%, due 8/1/07                                  $ 3,700,000        3,700,000
    Barton Capital LLC
       5.285%, due 8/6/07                       (d)           927,881          927,881
    Charta LLC
       5.303%, due 8/30/07                      (d)           466,216          466,216
    Den Danske Bank
       5.285%, due 8/6/07                       (d)         1,243,242        1,243,242
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (d)           310,810          310,810
    Grampian Funding LLC
       5.305%, due 8/6/07                       (d)           769,732          769,732

    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (d)           769,504          769,504
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (d)         1,236,189        1,236,189
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (d)           466,216          466,216
    Ranger Funding Co. LLC
       5.302%, due 8/7/07                       (d)         1,079,866        1,079,866
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (d)         1,547,000        1,547,000
    Shell International Finance B.V.
       5.24%, due 8/9/07                        (e)         5,000,000        4,994,178
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (d)           925,600          925,600
    Toyota Motor Credit Corp.
       5.25%, due 8/13/07                                   3,900,000        3,893,175
    Wells Fargo & Co.
       5.27%, due 8/10/07                                   5,000,000        4,993,412
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (d)           928,791          928,791
                                                                        --------------
    Total Commercial Paper
       (Cost $28,251,812)                                                   28,251,812
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.6%)
    BGI Institutional Money Market Fund         (d)         2,307,786        2,307,786
                                                                        --------------
    Total Investment Company
       (Cost $2,307,786)                                                     2,307,786
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $621,716
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.38% and maturity
       dates between 8/15/08-12/1/95,
       with a Principal Amount of
       $666,647 and a Market Value of
       $647,608)                                (d)       $   621,621          621,621
                                                                        --------------
    Total Repurchase Agreement
       (Cost $621,621)                                                         621,621
                                                                        --------------
    TIME DEPOSITS (5.7%)
    Abbey National PLC
       5.27%, due 8/3/07                        (d)         1,554,050        1,554,050
    Bank of America Corp.
       5.29%, due 8/16/07                       (d) (f)     1,554,052        1,554,052
    Barclays
       5.31%, due 8/20/07                       (d)         1,243,242        1,243,242
    BNP Paribas
       5.28%, due 8/1/07                        (d)         1,087,836        1,087,836
    Calyon
       5.30%, due 8/13/07                       (d)         1,243,242        1,243,242
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (d)         1,243,242        1,243,242
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (d)            46,622           46,622

    Rabobank Nederland
       5.29%, due 8/24/07                       (d)         2,641,888        2,641,888
    Royal Bank of Canada
       5.285%, due 8/3/07                       (d)         2,331,078        2,331,078
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (d)         2,331,078        2,331,078
    Swedbank AB
       5.31%, due 10/1/07                       (d)           777,026          777,026
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (d)         1,398,647        1,398,647
    UBS AG
       5.285%, due 8/16/07                      (d)         1,243,242        1,243,242
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (d)         1,554,052        1,554,052
                                                                        --------------
    Total Time Deposits
       (Cost $20,249,297)                                                   20,249,297
                                                                        --------------
    Total Short-Term Investments
       (Cost $51,430,516)                                                   51,430,516
                                                                        --------------
    Total Investments
       (Cost $349,271,079)                      (g)             108.2%     383,441,753(h)
    Liabilities in Excess of
       Cash and Other Assets                                     (8.2)     (28,948,685)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  354,493,068
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(g)  The cost for federal income tax purposes is $349,919,259.

(h) At July 31, 2007 net unrealized appreciation was $33,522,494, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $44,624,650 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,102,156.

MAINSTAY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                           PRINCIPAL       AMORTIZED
                                                             AMOUNT          COST
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (100.4%)             +
    CERTIFICATE OF DEPOSIT (0.8%)
    Abbey National North America LLC
       5.27%, due 8/23/07                                 $ 4,500,000   $    4,499,868
                                                                        --------------
    COMMERCIAL PAPER (77.2%)
    Abbey National North America LLC
       5.24%, due 9/11/07                                   5,075,000        5,044,713
    Abbott Laboratories
       5.24%, due 8/16/07                       (a)         5,500,000        5,487,992
    AIG Funding, Inc.
       5.195%, due 8/20/07                                  4,350,000        4,338,073
    Allianz Finance Corp.
       5.21%, due 8/8/07                        (a)         5,200,000        5,194,732
       5.26%, due 8/21/07                       (a)         4,125,000        4,112,946
    American Express Credit Corp.
       5.17%, due 8/30/07                                   4,250,000        4,232,300
       5.17%, due 9/12/07                                   4,100,000        4,075,270
       5.22%, due 9/24/07                                   5,000,000        4,960,850
    American General Finance Corp.
       5.21%, due 8/9/07                                    5,250,000        5,243,922
    American Honda Finance Corp.
       5.20%, due 8/7/07                                    4,900,000        4,895,754
       5.20%, due 9/13/07                                   3,000,000        2,981,366
       5.22%, due 10/25/07                                  5,650,000        5,580,364
    Atlantis One Funding
       5.19%, due 1/7/08                        (a)         4,200,000        4,103,725
    Australia & New Zealand Banking
       Group, Ltd.
       5.11%, due 8/28/07                                   4,800,000        4,781,604
       5.19%, due 8/1/07                                    4,500,000        4,500,000
       5.20%, due 12/10/07                                  3,000,000        2,943,233
    Bank of America Corp.
       5.225%, due 11/27/07                                 5,825,000        5,725,239
       5.24%, due 10/2/07                                   4,500,000        4,459,390
       5.25%, due 9/25/07                                   4,620,000        4,582,944
    Bayerische Landesbank/New York
       5.22%, due 8/23/07                                   3,950,000        3,937,399
       5.22%, due 9/11/07                                   3,890,000        3,866,874
       5.245%, due 9/26/07                                  5,000,000        4,959,205
    ChevronTexaco Funding Corp.
       5.15%, due 9/21/07                                   6,250,000        6,204,401
       5.15%, due 9/20/07                                   3,800,000        3,772,819
       5.17%, due 9/18/07                                   3,875,000        3,848,288
    Dexia Delaware LLC
       5.22%, due 10/9/07                                   4,000,000        3,959,980
    Electricite de France
       5.215%, due 1/15/08                                  4,925,000        4,805,855
       5.225%, due 9/4/07                                   5,300,000        5,273,846
       5.23%, due 9/4/07                                    4,200,000        4,179,254
    Export Development Canada
       5.12%, due 9/17/07                                   4,100,000        4,072,594

       5.12%, due 10/11/07                                  2,050,000        2,029,300
       5.17%, due 10/1/07                                   5,850,000        5,798,753
    General Electric Capital Corp.
       5.19%, due 8/20/07                                   5,000,000        4,986,304
       5.22%, due 9/17/07                                   3,600,000        3,575,466
    Goldman Sachs Group, Inc.
       5.19%, due 10/16/07                                  4,500,000        4,450,695
       5.21%, due 11/13/07                                  7,250,000        7,140,880
    Harvard University
       5.085%, due 1/22/08                                  6,000,000        5,852,535
       5.16%, due 8/15/07                                   4,350,000        4,341,271
    HBOS Treasury Services PLC
       5.23%, due 10/31/07                                  3,200,000        3,157,695
       5.24%, due 10/25/07                                  6,250,000        6,172,674
    ING U.S. Funding LLC
       5.15%, due 9/6/07                                    5,050,000        5,023,992
       5.15%, due 11/6/07                                   3,850,000        3,796,576
       5.18%, due 11/30/07                                  5,600,000        5,502,501
    International Business
       Machines Corp.
       5.11%, due 9/14/07                       (a)         3,800,000        3,776,267
    Johnson & Johnson
       5.18%, due 8/27/07                       (a)         5,000,000        4,981,294
       5.18%, due 9/7/07                        (a)         5,850,000        5,818,855
       5.19%, due 9/25/07                       (a)         3,525,000        3,497,050
    JPMorgan Chase & Co.
       5.22%, due 8/17/07                                   4,150,000        4,140,372
       5.22%, due 8/22/07                                   4,550,000        4,536,145
    KfW International Finance, Inc.
       5.13%, due 1/22/08                       (a)         5,000,000        4,876,025
       5.13%, due 1/24/08                       (a)         4,675,000        4,557,751
       5.18%, due 10/3/07                       (a)         3,950,000        3,914,193
    Kimberly-Clark Worldwide
       5.22%, due 8/21/07                       (a)         5,425,000        5,409,268
    Merck & Co., Inc.
       5.19%, due 8/29/07                                     740,000          737,013
       5.20%, due 8/24/07                                   4,825,000        4,808,970
    Merrill Lynch & Co., Inc.
       5.17%, due 10/12/07                                  4,000,000        3,958,640
       5.19%, due 9/7/07                                    3,550,000        3,531,064
       5.19%, due 10/2/07                                   4,650,000        4,608,437
    MetLife Funding, Inc.
       5.24%, due 8/21/07                                   7,025,000        7,004,550
    Nationwide Building Society
       5.25%, due 10/22/07                      (a)         6,325,000        6,249,364
       5.255%, due 10/9/07                      (a)         5,000,000        4,949,640
    Nestle Capital Corp.
       5.12%, due 8/10/07                       (a)         4,500,000        4,494,240
       5.15%, due 8/10/07                       (a)         6,000,000        5,992,275
       5.17%, due 9/5/07                        (a)         4,250,000        4,228,638
    Private Export Funding Corp.
       5.162%, due 9/12/07                      (a)         5,000,000        4,969,888
       5.22%, due 9/26/07                       (a)           700,000          694,316
       5.24%, due 10/10/07                      (a)         1,600,000        1,583,698
    Prudential Funding LLC
       5.18%, due 8/2/07                                    4,200,000        4,199,395
       5.20%, due 10/15/07                                  4,000,000        3,956,667
       5.20%, due 11/6/07                                   4,150,000        4,091,854
    Rabobank USA Finance Corp.
       5.19%, due 8/24/07                                   4,000,000        3,986,737

       5.19%, due 9/27/07                                   4,650,000        4,611,789
    Royal Bank of Canada
       5.225%, due 9/4/07                                   4,950,000        4,925,573
    Shell International Finance B.V.
       5.20%, due 9/27/07                       (a)         5,000,000        4,958,833
    Societe Generale North America, Inc.
       5.11%, due 8/22/07                                   4,800,000        4,785,692
       5.20%, due 8/27/07                                   1,600,000        1,593,991
       5.21%, due 11/13/07                                  6,300,000        6,205,178
    Svenska Handelsbanken, Inc.
       5.22%, due 10/31/07                                  5,600,000        5,526,108
       5.235%, due 10/18/07                                 4,200,000        4,152,362
       5.24%, due 10/22/07                                  3,550,000        3,507,629
    Swedish Export Credit Corp.
       5.13%, due 11/7/07                                   4,800,000        4,732,968
       5.20%, due 8/24/07                                   5,000,000        4,983,389
       5.22%, due 10/5/07                                   4,525,000        4,482,352
    Swiss RE Financial Products
       5.195%, due 1/25/08                      (a)         6,000,000        5,846,747
       5.24%, due 10/18/07                      (a)         4,225,000        4,177,032
    Total Capital S.A.
       5.12%, due 11/2/07                       (a)         4,500,000        4,440,480
       5.135%, due 11/7/07                      (a)         4,150,000        4,091,989
       5.195%, due 8/13/07                      (a)         4,500,000        4,492,208
    Toyota Motor Credit Corp.
       5.14%, due 11/21/07                                  4,300,000        4,231,238
       5.205%, due 8/7/07                                   4,200,000        4,196,357
       5.21%, due 9/19/07                                   4,900,000        4,865,252
    UBS Finance Delaware LLC
       5.175%, due 10/10/07                                 4,100,000        4,058,744
       5.195%, due 1/9/08                                   3,725,000        3,638,456
       5.215%, due 10/9/07                                  5,150,000        5,098,523
    Wal-Mart Stores, Inc.
       5.17%, due 8/14/07                       (a)         4,150,000        4,142,252
       5.18%, due 10/10/07                      (a)         4,500,000        4,454,675
       5.21%, due 10/23/07                      (a)         5,500,000        5,433,934
                                                                        --------------
                                                                           435,139,931
                                                                        --------------
    CORPORATE BONDS (5.4%)
    Bank One N.A./Chicago, IL
       3.70%, due 1/15/08                                   5,000,000        4,963,513
    General Electric Capital Corp.
       5.42%, due 1/3/08                        (b)         4,500,000        4,501,972
    International Business
       Machines Corp.
       6.45%, due 8/1/07                                    2,587,000        2,586,925
    Morgan Stanley
       5.482%, due 11/9/07                      (b)         4,500,000        4,501,826
       5.485%, due 1/18/08                      (b)         4,500,000        4,503,270
    Wells Fargo & Co.
       4.125%, due 3/10/08                                  5,000,000        4,965,165
       5.42%, due 9/28/07                       (b)         4,500,000        4,500,735
                                                                        --------------
                                                                            30,523,406
                                                                        --------------
    FEDERAL AGENCIES (15.4%)
    Federal Home Loan Bank
       (Discount Notes)
       5.015%, due 8/17/07                                  5,200,000        5,188,410
       5.075%, due 8/10/07                                  4,600,000        4,594,163
       5.115%, due 11/5/07                                  4,825,000        4,759,187

    Federal Home Loan Mortgage
       Corporation (Discount Notes)
       5.07%, due 8/6/07                                    1,050,000        1,049,260
       5.075%, due 12/11/07                                 5,850,000        5,741,141
       5.078%, due 10/27/07                                 4,850,000        4,790,482
       5.08%, due 8/27/07                                   4,500,000        4,483,490
       5.08%, due 8/31/07                                   3,800,000        3,783,913
       5.09%, due 12/24/07                                  4,825,000        4,726,081
       5.093%, due 12/24/07                                 1,475,000        1,444,742
       5.105%, due 10/19/07                                 4,500,000        4,449,588
       5.11%, due 11/16/07                                  6,000,000        5,908,872
       5.115%, due 11/26/07                                 5,000,000        4,916,881
       5.12%, due 8/6/07                                      725,000          724,484
    Federal National Mortgage
       Association (Discount Notes)
       4.954%, due 10/27/07                                 5,600,000        5,532,956
       4.997%, due 10/27/07                                 4,400,000        4,346,869
       5.07%, due 8/8/07                                    2,525,000        2,522,510
       5.10%, due 11/14/07                                  6,000,000        5,910,750
       5.11%, due 11/28/07                                  5,000,000        4,915,543
       5.12%, due 9/26/07                                   4,700,000        4,662,567
       5.14%, due 9/5/07                                    2,525,000        2,512,382
                                                                        --------------
                                                                            86,964,271
                                                                        --------------
    MEDIUM-TERM NOTES (1.6%)
    American General Finance Corp.
       Series H
       4.50%, due 11/15/07                                  4,500,000        4,489,716
    Wachovia Corp.
       Series E
       5.426%, due 11/8/07                      (b)         4,500,000        4,501,367
                                                                        --------------
                                                                             8,991,083
                                                                        --------------
    Total Short-Term Investments
       (Amortized Cost $566,118,559)            (c)             100.4%     566,118,559
    Liabilities in Excess of
       Cash and Other Assets                                     (0.4)      (2,122,024)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  563,996,535
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (96.4%)                       +
    AEROSPACE & DEFENSE (4.8%)
    AAR Corp.                                   (a)(b)         81,800   $    2,440,094
&   Ceradyne, Inc.                              (a)(b)         42,250        3,153,118
&   Triumph Group, Inc.                                        45,600        3,475,176
                                                                        --------------
                                                                             9,068,388
                                                                        --------------

    AIR FREIGHT & LOGISTICS (1.5%)
    HUB Group, Inc. Class A                     (a)            82,400        2,803,248
                                                                        --------------

    AIRLINES (1.4%)
    Republic Airways Holdings, Inc.             (a)           135,100        2,606,079
                                                                        --------------

    BEVERAGES (1.8%)
&   Central European Distribution Corp.         (a)(b)         80,400        3,310,068
                                                                        --------------

    CAPITAL MARKETS (2.5%)
    Cohen & Steers, Inc.                        (b)            59,500        2,049,775
    optionsXpress Holdings, Inc.                (b)           105,300        2,633,553
                                                                        --------------
                                                                             4,683,328
                                                                        --------------

    COMMERCIAL BANKS (0.9%)
    Frontier Financial Corp.                    (b)            81,700        1,750,014
                                                                        --------------

    COMMERCIAL SERVICES & SUPPLIES (4.4%)
&   Interface, Inc. Class A                                   161,910        2,984,001
    Knoll, Inc.                                               108,700        2,153,347
&   Layne Christensen Co.                       (a)(b)         70,220        3,171,837
                                                                        --------------
                                                                             8,309,185
                                                                        --------------

    COMMUNICATIONS EQUIPMENT (1.3%)
    NETGEAR, Inc.                               (a)            90,900        2,514,294
                                                                        --------------

    COMPUTERS & PERIPHERALS (0.7%)
    STEC, Inc.                                  (a)(b)        188,600        1,386,210
                                                                        --------------

    CONSUMER FINANCE (2.3%)
    Cash America International, Inc.                           26,400          966,768
    EZCORP, Inc. Class A                        (a)           147,200        1,772,288
    World Acceptance Corp.                      (a)            50,900        1,638,471
                                                                        --------------
                                                                             4,377,527
                                                                        --------------

    ELECTRICAL EQUIPMENT (1.1%)
    II-VI, Inc.                                 (a)            85,500        2,122,965
                                                                        --------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS (5.5%)
    Benchmark Electronics, Inc.                 (a)(b)         98,000        2,175,600
    Novatel, Inc.                               (a)            57,600        2,121,408

    OYO Geospace Corp.                          (a)            33,000        2,565,420
    Rogers Corp.                                (a)            40,500        1,463,670
    Technitrol, Inc.                                           80,000        2,080,000
                                                                        --------------
                                                                            10,406,098
                                                                        --------------

    ENERGY EQUIPMENT & SERVICES (12.6%)
    Atwood Oceanics, Inc.                       (a)            39,000        2,675,400
    Dawson Geophysical Co.                      (a)            52,400        2,861,564
    Dril-Quip, Inc.                             (a)            48,800        2,341,912
    Gulf Island Fabrication, Inc.                              51,800        1,769,488
    Gulfmark Offshore, Inc.                     (a)            51,100        2,400,678
    Hornbeck Offshore Services, Inc.            (a)(b)         53,600        2,307,480
    Lufkin Industries, Inc.                                    33,000        1,953,930
    NATCO Group, Inc. Class A                   (a)            60,000        2,777,400
    TETRA Technologies, Inc.                    (a)            74,700        2,077,407
    W-H Energy Services, Inc.                   (a)            39,300        2,518,344
                                                                        --------------
                                                                            23,683,603
                                                                        --------------

    FOOD PRODUCTS (1.7%)
&   Sanderson Farms, Inc.                       (b)            78,800        3,141,756
                                                                        --------------

    HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
    Cutera, Inc.                                (a)(b)         86,192        1,960,006
    Immucor, Inc.                               (a)            81,650        2,544,214
    Palomar Medical Technologies, Inc.          (a)(b)         47,200        1,507,096
                                                                        --------------
                                                                             6,011,316
                                                                        --------------

    HEALTH CARE PROVIDERS & SERVICES (3.8%)
    Amedisys, Inc.                              (a)(b)         72,700        2,751,695
    AMERIGROUP Corp.                            (a)(b)         39,400        1,090,592
    Bio-Reference Laboratories, Inc.            (a)(b)         47,700        1,220,166
    Healthspring, Inc.                          (a)(b)        117,400        2,007,540
                                                                        --------------
                                                                             7,069,993
                                                                        --------------

    HOTELS, RESTAURANTS & LEISURE (2.0%)
&   Buffalo Wild Wings, Inc.                    (a)(b)         86,252        3,727,811
                                                                        --------------

    HOUSEHOLD DURABLES (1.9%)
&   Tempur-Pedic International, Inc.            (b)           116,800        3,638,320
                                                                        --------------

    INSURANCE (1.1%)
    Tower Group, Inc.                                          76,900        2,037,850
                                                                        --------------

    INTERNET SOFTWARE & SERVICES (0.9%)
    Travelzoo, Inc.                             (a)(b)         79,800        1,648,668
                                                                        --------------

    IT SERVICES (2.3%)
    Ness Technologies, Inc.                     (a)           167,700        1,972,152
    Sykes Enterprises, Inc.                     (a)           135,600        2,269,944
                                                                        --------------
                                                                             4,242,096
                                                                        --------------

    LIFE SCIENCES TOOLS & SERVICES (1.8%)
&   PAREXEL International Corp.                 (a)            82,400        3,331,432
                                                                        --------------

    MACHINERY (1.4%)
    Gardner Denver, Inc.                        (a)            63,900        2,657,601
                                                                        --------------

    METALS & MINING (2.7%)
    Brush Engineered Materials, Inc.            (a)(b)         70,600        2,673,622


    RTI International Metals, Inc.              (a)(b)         30,600        2,424,744
                                                                        --------------
                                                                             5,098,366
                                                                        --------------

    MULTILINE RETAIL (0.9%)
    Bon-Ton Stores, Inc. (The)                  (b)            69,100        1,763,432
                                                                        --------------

    OIL, GAS & CONSUMABLE FUELS (2.1%)
    Mariner Energy, Inc.                        (a)            97,600        2,062,288
    Swift Energy Co.                            (a)(b)         42,600        1,820,724
                                                                        --------------
                                                                             3,883,012
                                                                        --------------

    PERSONAL PRODUCTS (0.6%)
    American Oriental
       Bioengineering, Inc.                     (a)(b)        163,900        1,180,080
                                                                        --------------

    PHARMACEUTICALS (2.5%)
    Par Pharmaceutical Cos., Inc.               (a)            99,300        2,352,417
    Sciele Pharma, Inc.                         (a)(b)         99,400        2,305,086
                                                                        --------------
                                                                             4,657,503
                                                                        --------------

    ROAD & RAIL (1.2%)
    Celadon Group, Inc.                         (a)           142,700        2,149,062
                                                                        --------------

    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (9.0%)
    Diodes, Inc.                                (a)(b)        100,875        2,680,249
    Hittite Microwave Corp.                     (a)            73,900        2,972,258
    Skyworks Solutions, Inc.                    (a)           338,200        2,678,544
    Supertex, Inc.                              (a)(b)         60,800        2,122,528
    Tessera Technologies, Inc.                  (a)            59,200        2,434,896
    Trident Microsystems, Inc.                  (a)(b)        131,500        2,000,115
    Ultra Clean Holdings, Inc.                  (a)           145,200        2,042,964
                                                                        --------------
                                                                            16,931,554
                                                                        --------------

    SOFTWARE (3.2%)
    BladeLogic, Inc.                            (a)(b)            200            5,150
    Macrovision Corp.                           (a)(b)         84,500        2,009,410
    Mentor Graphics Corp.                       (a)           132,700        1,593,727
    Quality Systems, Inc.                       (b)            62,300        2,413,502
                                                                        --------------
                                                                             6,021,789
                                                                        --------------

    SPECIALTY RETAIL (7.6%)
    Aeropostale, Inc.                           (a)            77,400        2,947,392
    Casual Male Retail Group, Inc.              (a)(b)        183,300        1,873,326
    Charlotte Russe Holding, Inc.               (a)            77,800        1,382,506
    Children's Place Retail Stores,
       Inc. (The)                               (a)            37,600        1,282,536
    Dress Barn, Inc.                            (a)           102,400        1,862,656
    Gymboree Corp. (The)                        (a)            62,600        2,694,930
    Tween Brands, Inc.                          (a)(b)         59,800        2,287,948
                                                                        --------------
                                                                            14,331,294
                                                                        --------------

    TEXTILES, APPAREL & LUXURY GOODS (2.8%)
    Steven Madden, Ltd.                         (a)            68,100        1,920,420
&   Warnaco Group, Inc. (The)                   (a)            94,100        3,397,951
                                                                        --------------
                                                                             5,318,371
                                                                        --------------

    TRADING COMPANIES & DISTRIBUTORS (2.9%)
    Houston Wire & Cable Co.                    (a)(b)        114,200        2,942,934
    Interline Brands, Inc.                      (a)           106,300        2,441,711
                                                                        --------------
                                                                             5,384,645
                                                                        --------------

    Total Common Stocks
       (Cost $172,641,195)                                                 181,246,958
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (32.6%)
    COMMERCIAL PAPER (12.9%)
    Barton Capital LLC
       5.285%, due 8/6/07                       (c)       $ 1,477,805        1,477,805
    Charta LLC
       5.303%, due 8/30/07                      (c)           742,526          742,526
    Den Danske Bank
       5.285%, due 8/6/07                       (c)         1,980,068        1,980,068
    Electricite de France
       5.26%, due 8/6/07                                    2,500,000        2,498,174
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (c)           495,017          495,017
    Grampian Funding LLC
       5.305%, due 8/6/07                       (c)         1,225,926        1,225,926
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (c)         1,225,563        1,225,563
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (c)         1,968,836        1,968,836
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (c)           742,526          742,526
    Ranger Funding
       5.302%, due 8/7/07                       (c)         1,719,866        1,719,866
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (c)         2,463,853        2,463,853
    Societe Generale North America,
       Inc.
       5.35%, due 8/1/07                                    2,290,000        2,290,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (c)         1,474,171        1,474,171
    Wells Fargo & Co.
       5.27%, due 8/10/07                                   2,500,000        2,496,706
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (c)         1,479,254        1,479,254
                                                                        --------------
    Total Commercial Paper
       (Cost $24,280,291)                                                   24,280,291
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (2.0%)
    BGI Institutional Money Market Fund         (c)         3,675,532        3,675,532
                                                                        --------------
    Total Investment Company
       (Cost $3,675,532)                                                     3,675,532
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $990,185
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $1,061,746 and a Market Value of
       $1,030,945)                              (c)       $   990,034          990,034

                                                                        --------------
    Total Repurchase Agreement
       (Cost $990,034)                                                         990,034
                                                                        --------------

    TIME DEPOSITS (17.2%)
    Abbey National PLC
       5.27%, due 8/3/07                        (c)         2,475,086        2,475,086
    Bank of America Corp.
       5.29%, due 8/16/07                       (c)(d)      2,475,086        2,475,086
    Barclays
       5.31%, due 8/20/07                       (c)         1,980,069        1,980,069
    BNP Paribas
       5.28%, due 8/1/07                        (c)         1,732,561        1,732,561
    Calyon
       5.30%, due 8/13/07                       (c)         1,980,068        1,980,068
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (c)         1,980,068        1,980,068
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (c)            74,253           74,253
    Rabobank Nederland
       5.29%, due 8/24/07                       (c)         4,207,645        4,207,645
    Royal Bank of Canada
       5.285%, due 8/3/07                       (c)         3,712,628        3,712,628
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (c)         3,712,628        3,712,628
    Swedbank AB
       5.31%, due 10/1/07                       (c)         1,237,543        1,237,543
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (c)         2,227,577        2,227,577
    UBS AG
       5.285%, due 8/16/07                      (c)         1,980,068        1,980,068
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (c)         2,475,085        2,475,085
                                                                        --------------
    Total Time Deposits
       (Cost $32,250,365)                                                   32,250,365
                                                                        --------------
    Total Short-Term Investments
       (Cost $61,196,222)                                                   61,196,222
                                                                        --------------
    Total Investments
       (Cost $233,837,417)                      (e)            129.0%      242,443,180(f)
    Liabilities in Excess of
       Cash and Other Assets                                   (29.0)      (54,443,367)
                                                          ----------    --------------
    Net Assets                                                 100.0%   $  187,999,813
                                                          ==========    ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  The cost for federal income tax purposes is $233,851,959.

(f) At July 31, 2007 net unrealized appreciation was $8,591,221, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,123,185 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $16,531,964.

MAINSTAY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (98.2%)                       +
    AEROSPACE & DEFENSE (1.0%)
    Hexcel Corp.                                (a)(b)         41,100   $      893,514
                                                                        --------------
    AIRLINES (0.6%)
    Republic Airways Holdings, Inc.             (a)            28,000          540,120
                                                                        --------------
    AUTO COMPONENTS (1.8%)
    American Axle & Manufacturing
       Holdings, Inc.                                          29,600          716,320
    ArvinMeritor, Inc.                          (b)            40,000          793,200
                                                                        --------------
                                                                             1,509,520
                                                                        --------------
    BUILDING PRODUCTS (2.6%)
    NCI Building Systems, Inc.                  (a)(b)         18,300          884,988
    Simpson Manufacturing Co., Inc.             (b)            23,000          778,090
    Universal Forest Products, Inc.                            14,200          561,752
                                                                        --------------
                                                                             2,224,830
                                                                        --------------
    CAPITAL MARKETS (3.3%)
    Hercules Technology Growth
       Capital, Inc.                                           75,200          922,704
    KBW, Inc.                                   (a)(b)         29,200          733,212
    Knight Capital Group, Inc. Class A          (a)            49,800          704,172
    Prospect Capital Corp.                      (b)            30,700          476,464
                                                                        --------------
                                                                             2,836,552
                                                                        --------------
    CHEMICALS (2.7%)
&   Olin Corp.                                                 51,400        1,072,718
    Tronox, Inc. Class A                                       59,500          707,455
    Westlake Chemical Corp.                     (b)            22,700          567,046
                                                                        --------------
                                                                             2,347,219
                                                                        --------------
    COMMERCIAL BANKS (8.8%)
    Center Financial Corp.                                     44,200          656,812
    F.N.B. Corp.                                (b)            45,577          684,111
    First Commonwealth Financial Corp.          (b)            57,900          548,892
&   First Community Bancorp                     (b)            27,200        1,365,984
    First Regional Bancorp                      (a)            31,000          666,810
    Independent Bank Corp.                                     28,265          765,699
    Lakeland Financial Corp.                    (b)            33,100          751,039
    Old National Bancorp                        (b)            40,600          584,640
    Sandy Spring Bancorp, Inc.                  (b)            29,100          783,954
    Simmons First National Corp.
       Class A                                                 29,800          688,082
                                                                        --------------
                                                                             7,496,023
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (1.6%)
    Casella Waste Systems, Inc. Class A         (a)            48,300          537,579
    Labor Ready, Inc.                           (a)            35,300          831,668
                                                                        --------------
                                                                             1,369,247
                                                                        --------------

    COMMUNICATIONS EQUIPMENT (0.8%)
    Mastec, Inc.                                (a)            52,400          716,308
                                                                        --------------
    CONSUMER FINANCE (0.7%)
    EZCORP, Inc. Class A                        (a)            49,400          594,776
                                                                        --------------
    CONTAINERS & PACKAGING (1.5%)
    Chesapeake Corp.                                           55,800          622,170
    Rock-Tenn Co. Class A                                      22,300          685,056
                                                                        --------------
                                                                             1,307,226
                                                                        --------------
    DIVERSIFIED CONSUMER SERVICES (0.7%)
    Pre-Paid Legal Services, Inc.               (a)(b)         10,800          569,160
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (0.6%)
    Medallion Financial Corp.                                  47,400          544,626
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (1.5%)
    Consolidated Communications
       Holdings, Inc.                                          38,000          692,360
    Iowa Telecommunications Services,
       Inc.                                                    27,000          555,120
                                                                        --------------
                                                                             1,247,480
                                                                        --------------
    ELECTRIC UTILITIES (3.5%)
    Empire District Electric Co. (The)          (b)            27,500          596,475
    IDACORP, Inc.                                              19,100          591,336
    MGE Energy, Inc.                                           21,500          645,215
    Portland General Electric Co.                              22,600          608,166
    UniSource Energy Corp.                                     19,200          584,256
                                                                        --------------
                                                                             3,025,448
                                                                        --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (5.3%)
    Insight Enterprises, Inc.                   (a)            26,900          606,864
    Park Electrochemical Corp.                                 29,800          883,570
&   ScanSource, Inc.                            (a)            34,500          925,635
    SYNNEX Corp.                                (a)            36,200          735,584
    Technitrol, Inc.                                           27,100          704,600
    Zygo Corp.                                  (a)            52,800          634,656
                                                                        --------------
                                                                             4,490,909
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (2.0%)
    Basic Energy Services, Inc.                 (a)(b)         38,000          798,760
    Complete Production Services, Inc.          (a)            39,600          918,324
                                                                        --------------
                                                                             1,717,084
                                                                        --------------
    FOOD & STAPLES RETAILING (0.9%)
    Great Atlantic & Pacific
       Tea Co. (The)                            (a)(b)         25,000          728,750
                                                                        --------------
    GAS UTILITIES (1.1%)
    Laclede Group, Inc. (The)                                  31,000          916,050
                                                                        --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
    Invacare Corp.                              (b)            28,000          575,400
                                                                        --------------
    HOTELS, RESTAURANTS & LEISURE (3.0%)
    Ameristar Casinos, Inc.                                    26,700          845,856
&   Domino's Pizza, Inc.                                       49,300          944,095
    Luby's, Inc.                                (a)            73,500          736,470
                                                                        --------------
                                                                             2,526,421
                                                                        --------------

    HOUSEHOLD DURABLES (2.2%)
    Furniture Brands International, Inc.        (b)            22,000          242,440
    Hooker Furniture Corp.                                     33,300          674,325
    Standard Pacific Corp.                      (b)            38,900          576,109
    TOUSA, Inc.                                 (b)           122,200          349,492
                                                                        --------------
                                                                             1,842,366
                                                                        --------------
    INDUSTRIAL CONGLOMERATES (0.7%)
    Walter Industries, Inc.                                    24,600          615,000
                                                                        --------------
    INSURANCE (4.5%)
    Infinity Property & Casualty Corp.                         17,100          753,084
    Midland Co. (The)                                          15,400          731,808
    Presidential Life Corp.                                    33,700          549,647
    RLI Corp.                                                  12,800          742,400
    Security Capital Assurance, Ltd.                           24,900          577,182
    Selective Insurance Group, Inc.                            25,137          515,811
                                                                        --------------
                                                                             3,869,932
                                                                        --------------
    INTERNET & CATALOG RETAIL (0.6%)
    Netflix, Inc.                               (a)(b)         28,000          482,440
                                                                        --------------
    IT SERVICES (1.5%)
    infoUSA, Inc.                                              63,400          649,850
    TNS, Inc.                                   (a)(b)         48,300          631,281
                                                                        --------------
                                                                             1,281,131
                                                                        --------------
    LEISURE EQUIPMENT & PRODUCTS (0.8%)
    Arctic Cat, Inc.                                           36,800          666,816
                                                                        --------------
    MACHINERY (2.4%)
    Miller Industries, Inc./TN                  (a)            29,100          707,712
    Watts Water Technologies, Inc.
       Class A                                  (b)            25,300          883,223
    Xerium Technologies, Inc.                                  75,200          451,952
                                                                        --------------
                                                                             2,042,887
                                                                        --------------
    MARINE (1.4%)
&   Genco Shipping & Trading, Ltd.              (b)            22,000        1,239,260
                                                                        --------------
    MEDIA (3.4%)
    Lodgenet Entertainment Corp.                (a)(b)         22,300          700,666
    New Frontier Media, Inc.                                   91,100          773,439
    Playboy Enterprises, Inc. Class B           (a)(b)         74,500          819,500
    Sinclair Broadcast Group, Inc.
       Class A                                                 47,200          615,488
                                                                        --------------
                                                                             2,909,093
                                                                        --------------
    METALS & MINING (3.2%)
    Northwest Pipe Co.                          (a)            22,800          766,308
&   Quanex Corp.                                               20,700          932,742
&   Worthington Industries, Inc.                (b)            50,800        1,051,560
                                                                        --------------
                                                                             2,750,610
                                                                        --------------
    MULTILINE RETAIL (0.6%)
    Tuesday Morning Corp.                       (b)            42,400          494,384
                                                                        --------------
    OIL, GAS & CONSUMABLE FUELS (8.0%)
    Alpha Natural Resources, Inc.               (a)            35,000          624,750

    Brigham Exploration Co.                     (a)           149,200          723,620
&   Callon Petroleum Co.                        (a)            75,300        1,054,953
    Foundation Coal Holdings, Inc.                             16,000          557,600
    Global Partners, LP/MA                                     18,500          736,300
    NGP Capital Resources Co.                   (b)            54,600          846,846
    Penn Virginia Corp.                                         9,400          363,780
    RAM Energy Resources, Inc.                  (a)(b)        162,600          814,626
&   Stone Energy Corp.                          (a)            34,700        1,127,750
                                                                        --------------
                                                                             6,850,225
                                                                        --------------
    PAPER & FOREST PRODUCTS (1.7%)
    Bowater, Inc.                               (b)            28,100          551,322
    Buckeye Technologies, Inc.                  (a)            58,800          901,404
                                                                        --------------
                                                                             1,452,726
                                                                        --------------
    PERSONAL PRODUCTS (0.6%)
    Prestige Brands Holdings, Inc.              (a)            43,600          545,436
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (8.5%)
    American Home Mortgage
       Investment Corp.                         (b)            27,400           28,496
    Associated Estates Realty Corp.                            58,400          747,520
    Crystal River Capital, Inc.                                28,000          486,920
    FelCor Lodging Trust, Inc.                                 32,090          704,696
    JER Investors Trust, Inc.                                  44,100          483,777
    Luminent Mortgage Capital, Inc.             (b)            48,182          353,174
    Newcastle Investment Corp.                                 23,200          417,832
    NorthStar Realty Finance Corp.              (b)            69,700          703,273
    Parkway Properties, Inc.                                   15,800          641,164
&   Republic Property Trust                                    92,000        1,289,840
    Resource Capital Corp.                                     55,400          524,638
    Saul Centers, Inc.                                         19,500          845,715
                                                                        --------------
                                                                             7,227,045
                                                                        --------------
    ROAD & RAIL (2.9%)
    Frozen Food Express Industries, Inc.                       64,300          527,260
    Old Dominion Freight Line, Inc.             (a)            26,000          750,360
    P.A.M. Transportation Services, Inc.        (a)            30,100          559,258
    Werner Enterprises, Inc.                                   31,008          602,796
                                                                        --------------
                                                                             2,439,674
                                                                        --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (1.7%)
    Rudolph Technologies, Inc.                  (a)            47,500          743,375
    Spansion, Inc. Class A                      (a)(b)         64,700          686,467
                                                                        --------------
                                                                             1,429,842
                                                                        --------------
    SPECIALTY RETAIL (3.8%)
    Brown Shoe Co., Inc.                                       24,600          515,124
    Charming Shoppes, Inc.                      (a)            56,500          558,220
    CSK Auto Corp.                              (a)            35,400          482,856
    Dress Barn, Inc.                            (a)            29,300          532,967
    Haverty Furniture Cos., Inc.                (b)            48,800          544,120
    Talbots, Inc.                               (b)            28,500          655,215
                                                                        --------------
                                                                             3,288,502
                                                                        --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.8%)
    Steven Madden, Ltd.                         (a)            23,900          673,980
                                                                        --------------
    THRIFTS & MORTGAGE FINANCE (2.4%)

    BankUnited Financial Corp. Class A          (b)            30,800          518,672
    PFF Bancorp, Inc.                                          32,500          543,400
    TrustCo Bank Corp. NY                       (b)            49,283          457,346
    United Community Financial Corp.                           77,200          550,436
                                                                        --------------
                                                                             2,069,854
                                                                        --------------
    TRADING COMPANIES & DISTRIBUTORS (1.8%)
    Electro Rent Corp.                                         48,600          658,530
    Rush Enterprises, Inc. Class B              (a)            33,800          895,024
                                                                        --------------
                                                                             1,553,554
                                                                        --------------
    Total Common Stocks
       (Cost $95,859,895)                                                   83,901,420
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (31.7%)
    COMMERCIAL PAPER (11.4%)
    Barton Capital LLC
       5.285%, due 8/6/07                       (c)       $   695,425          695,425
    Charta LLC
       5.303%, due 8/30/07                      (c)           349,417          349,417
    Den Danske Bank
       5.285%, due 8/6/07                       (c)           931,780          931,780
    Fairway Finance Corp.
       5.313%, due 8/1/07                       (c)           232,945          232,945
    Grampian Funding LLC
       5.305%, due 8/6/07                       (c)           576,896          576,896
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                      (c)           576,725          576,725
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                      (c)           926,494          926,494
    Liberty Street Funding Co.
       5.296%, due 8/27/07                      (c)           349,417          349,417
    Prudential Funding LLC
       5.25%, due 8/9/07                                    1,600,000        1,598,133
    Ranger Funding
       5.302%, due 8/7/07                       (c)           809,334          809,334
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                      (c)         1,159,439        1,159,439
    Societe Generale North America,
       Inc.
       5.35%, due 8/1/07                                      105,000          105,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                      (c)           693,715          693,715
    Yorktown Capital LLC
       5.282%, due 8/1/07                       (c)           696,107          696,107
                                                                        --------------
    Total Commercial Paper
       (Cost $9,700,827)                                                     9,700,827
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (2.0%)
    BGI Institutional Money Market Fund         (c)         1,729,630        1,729,630
                                                                        --------------
    Total Investment Company
       (Cost $1,729,630)                                                     1,729,630
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $465,961
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and maturity
       dates between 8/15/08-12/31/49,
       with a Principal Amount of
       $499,636 and a Market Value of
       $485,141)                                (c)       $   465,890          465,890
                                                                        --------------
    Total Repurchase Agreement
       (Cost $465,890)                                                         465,890
                                                                        --------------
    TIME DEPOSITS (17.8%)
    Abbey National PLC
       5.27%, due 8/3/07                        (c)         1,164,724        1,164,724
    Bank of America Corp.
       5.29%, due 8/16/07                       (c)(d)      1,164,724        1,164,724
    Barclays
       5.31%, due 8/20/07                       (c)           931,779          931,779
    BNP Paribas
       5.28%, due 8/1/07                        (c)           815,307          815,307
    Calyon
       5.30%, due 8/13/07                       (c)           931,779          931,779
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                       (c)           931,779          931,779
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                        (c)            34,942           34,942
    Rabobank Nederland
       5.29%, due 8/24/07                       (c)         1,980,031        1,980,031
    Royal Bank of Canada
       5.285%, due 8/3/07                       (c)         1,747,087        1,747,087
    Royal Bank of Scotland
       5.36%, due 8/1/07                        (c)         1,747,087        1,747,087
    Swedbank AB
       5.31%, due 10/1/07                       (c)           582,362          582,362
    Toronto Dominion Bank
       5.29%, due 8/6/07                        (c)         1,048,252        1,048,252
    UBS AG
       5.285%, due 8/16/07                      (c)           931,779          931,779
    Wachovia Bank N.A.
       5.28%, due 8/20/07                       (c)         1,164,724        1,164,724
                                                                        --------------
    Total Time Deposits
       (Cost $15,176,356)                                                   15,176,356
                                                                        --------------
    Total Short-Term Investments
       (Cost $27,072,703)                                                   27,072,703
                                                                        --------------
    Total Investments
       (Cost $122,932,598)                      (e)             129.9%     110,974,123(f)
    Liabilities in Excess of
       Cash and Other Assets                                    (29.9)     (25,571,438)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $   85,402,685
                                                          ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  The cost for federal income tax purposes is $123,539,014.

(f) At July 31, 2007 net unrealized depreciation was $12,564,891, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,195,557 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,760,448.

MAINSTAY TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS      +++                        July 31, 2007 unaudited

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                              --------------   ----------------
    LONG-TERM MUNICIPAL BONDS (100.8%)    +
    ALABAMA (1.6%)
    Huntsville, Alabama Health Care
       Authority
       Series A, LOC: Regions Bank
       5.00%, due 6/1/34                 (a)  $    1,000,000   $      1,007,250
       Series A
       5.75%, due 6/1/31                           2,500,000          2,687,850
                                                               ----------------
                                                                      3,695,100
                                                               ----------------
    ARIZONA (0.7%)
    Arizona Health Facilities Authority
       Revenue, Banner Health
       Series A
       5.00%, due 1/1/19                           1,500,000          1,557,585
                                                               ----------------
    CALIFORNIA (12.5%)
    California State Economic Recovery
       Series A
       5.00%, due 7/1/17                           2,000,000          2,081,720
&   California State Office of the
       State Treasurer
       5.00%, due 8/1/25                 (b)      10,000,000         10,410,500
    California State Various Purposes
       5.25%, due 4/1/34                               5,000              5,250
&   Golden State Tobacco
       Securitization Corp.
       5.00%, due 6/1/45                          10,000,000         10,060,500
&   Los Angeles, California Unified
       School District
       Series D, Insured: MBIA
       5.75%, due 7/1/16                 (c)        6,000,000         6,804,840
                                                               ----------------
                                                                     29,362,810
                                                               ----------------
    DELAWARE (1.0%)
    Delaware State Economic
       Development Authority
    Revenue Pollution Control,
       Delmarva Power
       Series C, Insured: AMBAC
       4.90%, due 5/1/26                 (d)       2,250,000          2,320,920
                                                               ----------------
    FLORIDA (9.4%)
    Highlands County Florida Health
       Facilities Authority Revenue
       Hospital, Adventist Health
       Systems
       Series D
       5.375%, due 11/15/35              (b)       5,000,000          5,391,600
    Hillsborough County Florida
       Industrial Development
       Authority Hospital
       Revenue, Tampa General Hospital
       Project
       5.25%, due 10/1/41                          6,000,000          6,049,500
    Miami-Dade County Florida Solid
       Waste System Revenue,
       Insured: MBIA

       5.00%, due 10/1/19                (c)           1,735,000     1,822,305
    Orange County Florida Health
       Facilities Authority Revenue
       Hospital, Adventist Health
       Systems
       5.625%, due 11/15/32                            3,000,000     3,270,180
    South Florida Water Management
       District
       5.00%, due 10/1/20                              5,245,000     5,502,162
                                                                   -----------
                                                                    22,035,747
                                                                   -----------
    ILLINOIS (12.1%)
&   Chicago, Illinois Housing Authority
       Capital Program
       Revenue, Insured: FSA
       5.00%, due 7/1/23                 (b) (e)       7,100,000     7,403,170
    Chicago, Illinois Waterworks
       Revenue, Insured: FGIC
       6.50%, due 11/1/15                (f)           3,005,000     3,525,496
    Illinois Health Facilities
       Authority Revenue, Lake Forest
       Hospital
       Series A
       5.75%, due 7/1/29                               2,000,000     2,086,700
    Illinois State Sales Tax Revenue
       Second Series, Insured: FGIC
       5.50%, due 6/15/17                (f)           4,000,000     4,440,400
&   Illinois State Toll Highway
       Authority
       Series A-1, Insured: FSA
       5.00%, due 1/1/26                 (b) (e)       7,000,000     7,288,400
    Kane McHenry Cook & De Kalb
       Counties Illinois Unit School
       District No. 300, Insured: XLCA
       5.00%, due 12/1/20                (g)           3,500,000     3,688,685
                                                                   -----------
                                                                    28,432,851
                                                                   -----------
    KANSAS (3.6%)
    Geary County Kansas Unified School
       District No. 475, Insured: MBIA
       5.25%, due 9/1/22                 (c)           2,275,000     2,476,565
    Kansas State Department of
       Transportation Highway Revenue
       Series B-2
       3.48%, due 9/1/20                               5,875,000     5,875,000
                                                                   -----------
                                                                     8,351,565
                                                                   -----------
    LOUISIANA (1.8%)
    State of Louisiana Offshore
       Terminal Authority Deepwater
       Port Revenue
       Series C
       5.25%, due 9/1/16                               3,970,000     4,172,470
                                                                   -----------
    MASSACHUSETTS (1.0%)
    Massachusetts Bay Transportation
       Authority Revenue Assessment
       Series A
       5.75%, due 7/1/18                 (h)             210,000       220,162
    Massachusetts State Health &
       Educational Facilities Authority
       Revenue, Partners Healthcare
       System
       Series G-5
       5.00%, due 7/1/27                               2,000,000     2,036,720
                                                                   -----------
                                                                     2,256,882
                                                                   -----------
    NEBRASKA (0.1%)
    Nebraska Investment Finance
       Authority, Single Family Housing
       Revenue
       Series C

       6.30%, due 9/1/28                 (i)             290,000       292,630
                                                                   -----------
    NEVADA (2.0%)
    Clark County Nevada Passenger
       Facility Charge Revenue, Las
       Vegas-McCarran International
       Airport
       Series A-2
       5.00%, due 7/1/26                               4,000,000     4,169,800
    Clark County Nevada School District
       Series B
       3.47%, due 6/15/21                                425,000       425,000
                                                                   -----------
                                                                     4,594,800
                                                                   -----------
    NEW JERSEY (1.8%)
    New Jersey State Trust Fund
       Transportation Authority System
       Series C, Insured: FSA
       5.50%, due 12/15/17               (b) (e)       3,810,000     4,258,856
                                                                   -----------
    NEW MEXICO (1.2%)
    New Mexico Finance Authority State
       Transportation Revenue
       Series A, Insured: MBIA
       5.00%, due 6/15/22                (c)           2,750,000     2,880,020
                                                                   -----------
    NEW YORK (15.1%)
    Liberty, New York Development
       Corp., Goldman Sachs Group, Inc.
       5.25%, due 10/1/35                              5,000,000     5,317,050
    Metropolitan Transportation
       Authority of New York Revenue
       Series A, Insured: FGIC
       5.00%, due 11/15/25               (f)           1,500,000     1,552,410
       Series B, Insured: MBIA
       5.00%, due 11/15/25               (c)           2,000,000     2,099,120
    New York City Industrial
       Development Agency Revenue
       Queens Baseball Stadium
       5.00%, due 1/1/20                                 250,000       265,515
    New York City Industrial
       Development Agency Revenue
       Yankee Stadium
       5.00%, due 3/1/31                               1,000,000     1,041,830
&   New York City, New York
       Series C
       5.00%, due 8/1/26                               8,500,000     8,826,315
    New York State Dormitory Authority
       Lease Revenue Court Facilities
       City of New York
       7.375%, due 5/15/10                             2,575,000     2,731,199
       7.50%, due 5/15/11                              1,740,000     1,878,243
    New York State Dormitory Authority
       Revenue Series A, Insured: MBIA
       6.00%, due 7/1/19                 (c)           3,700,000     4,328,741
       Series B
       7.50%, due 5/15/11                (h)           1,645,000     1,795,781
    New York State Dormitory Authority
       Revenue, North Shore University
       Hospital
       5.00%, due 5/1/32                               1,185,000     1,189,444
    New York State Environmental
       Facilities Corp. Pollution
       Control Revenue, State Water
       Revolving Fund
       Series A
       7.50%, due 6/15/12                                135,000       140,337
    New York State Thruway Authority
        Highway & Bridge Trust Fund

       Series B, Insured: AMBAC
       5.00%, due 4/1/21                 (d)       4,000,000          4,212,000
                                                               ----------------
                                                                     35,377,985
                                                               ----------------
    NORTH CAROLINA (5.6%)
    North Carolina Eastern Municipal
       Power Agency Systems Revenue
       Series A
       5.50%, due 1/1/12                           2,000,000          2,111,160
       Series D
       6.75%, due 1/1/26                           2,000,000          2,124,320
    North Carolina Housing Finance
       Agency Home Ownership
       Series 13-A
       4.25%, due 1/1/28                 (i)       1,505,000          1,506,836
&   North Carolina Municipal
       Power Agency N1,
       Catawba Electric Revenue
       Series B
       6.50%, due 1/1/20                 (b)       7,000,000          7,438,480
                                                               ----------------
                                                                     13,180,796
                                                               ----------------
    OHIO (1.0%)
    Lorain County Ohio Hospital
       Revenue, Catholic Healthcare
       5.375%, due 10/1/30                         2,300,000          2,366,608
                                                               ----------------
    PENNSYLVANIA (1.4%)
    Philadelphia, Pennsylvania School
       District
       Series A, Insured: FSA
       5.75%, due 2/1/11                 (e)       3,000,000          3,182,460
                                                               ----------------
    PUERTO RICO (5.5%)
    Puerto Rico Commonwealth
       Infrastructure Financing Special
       Authority
       Series A
       5.50%, due 10/1/17                          1,500,000          1,588,275
&   Puerto Rico Public Buildings
       Authority Revenue
       Guaranteed Government Facilities
       Series I
       5.00%, due 7/1/36                          10,000,000         10,183,900
    University of Puerto Rico Revenues
       Series P
       5.00%, due 6/1/30                           1,000,000          1,025,420
                                                               ----------------
                                                                     12,797,595
                                                               ----------------
    SOUTH CAROLINA (3.1%)
    Charleston County South
       Carolina Public Improvement
       6.125%, due 9/1/11                          2,425,000          2,557,478
    South Carolina Jobs Economic
       Development Authority Revenue,
       Bon Secours Health Systems, Inc.
       5.625%, due 11/15/30              (b)       4,500,000          4,644,720
                                                               ----------------
                                                                      7,202,198
                                                               ----------------
    TENNESSEE (2.2%)
    Tennessee Energy Acquisition Corp.,
       Gas Revenue
       Series A
       5.25%, due 9/1/24                           5,000,000          5,215,500
                                                               ----------------
    TEXAS (14.6%)

    Dallas Fort Worth Texas
       International Airport Facilities
       Improvement Revenue
       Series A, Insured: FGIC
       6.00%, due 11/1/28                (b) (f) (i)   4,000,000     4,150,560
    Dallas, Texas Area Rapid Transit
       Sales Tax Revenue
       5.00%, due 12/1/16                              1,500,000     1,604,580
    El Paso, Texas
       Insured: FGIC
       5.00%, due 8/15/19                (f)           3,815,000     4,059,313
    Gainesville, Texas Independent
       School District, Insured: PSFG
       5.00%, due 2/15/32                (j)           1,000,000     1,032,600
       5.25%, due 2/15/36                (j)           2,925,000     3,075,871
    Gulf Coast Texas Waste
       Disposal Authority Pollution
       Control Revenue, Exxon
       Mobil Corp.
       3.46%, due 6/1/20                               1,500,000     1,500,000
    Harris County Texas Industrial
       Development Corp.
       Pollution Revenue, Exxon
       Mobil Corp.
       3.59%, due 3/1/24                               1,500,000     1,500,000
&   Houston Texas Airport System
       Revenue
       Series B
       5.00%, due 7/1/32                               6,250,000     6,449,563
    Jefferson County Texas Health
       Facility Development Corp.,
       Texas Baptist Hospitals,
       Insured: AMBAC
       5.20%, due 8/15/21                (d)           1,085,000     1,119,047
    San Antonio, Texas Electric & Gas
       Series 2000
       5.00%, due 2/1/17                 (b)           5,040,000     5,325,264
    Tarrant Regional Water District
       Texas Water Revenue,
       Insured: FSA
       5.25%, due 3/1/17                 (e)           2,500,000     2,643,100
    Texas State College Student Loan
       5.50%, due 8/1/10                 (i)           1,760,000     1,838,390
                                                                   -----------
                                                                    34,298,288
                                                                   -----------
    WASHINGTON (2.9%)
&   Seattle, Washington Municipal
       Light & Power Revenue
       6.00%, due 10/1/15                (b) (h)       6,500,000     6,860,490
                                                                   -----------
    WEST VIRGINIA (0.6%)
    Kanawha Mercer Nicholas Counties
       West Virginia Single Family
       Mortgage Revenue (zero coupon),
       due 2/1/15                        (h)           2,230,000     1,520,459
                                                                   -----------
    Total Long-Term Municipal Bonds
       (Cost $230,510,241)                                         236,214,615
                                                                   -----------

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                      -----------   ---------
    SHORT-TERM INVESTMENTS (1.2%)
    ALASKA (0.6%)
    Valdez, Alaska Marine Term Revenue,
       ExxonMobil Corp.
       3.46%, due 12/1/29                (l)          1,400,000     1,400,000
                                                                    ---------
    NEW YORK (0.6%)
    Metropolitan Transportation
       Authority of New York Revenue

       Series G
       3.45%, due 11/1/26              (l)       1,300,000          1,300,000
                                                             ----------------
    Total Short-Term Investments
       (Cost $2,700,000)                                            2,700,000
                                                             ----------------
    Total Investments
       (Cost $233,210,241)             (m)           101.8%       238,434,771(n)
    Liabilities in Excess of
       Cash and Other Assets                          (1.8)        (4,121,871)
                                            --------------   ----------------
    Net Assets                                       100.0%  $    234,312,900
                                            ==============   ================

                                               CONTRACTS        UNREALIZED
                                                 SHORT         DEPRECIATION
                                            --------------   ----------------
    FUTURES CONTRACTS (-0.2%)

    United States Treasury Note
       September 2007 (10 Year)                       (500)  $       (479,844)
                                                             ----------------
    Total Futures Contracts
       (Settlement Value $53,231,094)                        $       (479,844)
                                                             ================

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  LOC - Letter of Credit

(b)  Segregated as collateral for futures contracts.

(c)  MBIA - MBIA Insurance Corp.

(d)  AMBAC - Ambac Assurance Corp.

(e)  FSA - Financial Security Assurance, Inc.

(f)  FGIC - Financial Guaranty Insurance Co.

(g)  XLCA - XL Capital Assurance, Inc.

(h) Prerefunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.

(i)  Interest on these securities is subject to alternative minimum tax.

(j)  PSFG - Permanent School Fund Guaranteed

(k)  Non-income producing security.

(l) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(m)  The cost for federal income tax purposes is $233,231,479.

(n) At July 31, 2007 net unrealized appreciation for securities was $5,203,292, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,947,615 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,744,323.

MAINSTAY TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    LONG-TERM BONDS (33.7%)                     +
    ASSET-BACKED SECURITIES (1.8%)
    AUTOMOBILE (0.1%)
    Superior Wholesale Inventory
       Financing Trust
       Series 2007-AE1, Class A
       5.42%, due 1/15/12                       (a)       $   340,000   $      339,905
                                                                        --------------
    CONSUMER FINANCE (0.4%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                  1,574,540        1,538,093
       Series 2007-1, Class A3
       5.22%, due 3/15/12                                   1,225,000        1,227,126
                                                                        --------------
                                                                             2,765,219
                                                                        --------------
    CONSUMER LOANS (0.2%)
    Atlantic City Electric Transition
       Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                  1,600,000        1,589,522
                                                                        --------------
    CREDIT CARDS (0.4%)
    Chase Issuance Trust
       Series 2006-C4, Class C4
       5.61%, due 1/15/14                       (a)         1,315,000        1,315,492
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.54%, due 1/9/12                        (a)         1,400,000        1,399,667
                                                                        --------------
                                                                             2,715,159
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (0.5%)
    Bank of America Credit Card Trust
       Series 2006-C4, Class C4
       5.55%, due 11/15/11                      (a)           745,000          745,129
    Dominos Pizza Master Issuer LLC
       Series 2007-1, Class A2
       5.261%, due 4/25/37                      (b)           880,000          865,409
    Dunkin Securitization
       Series 2006-1, Class A2
       5.779%, due 6/20/31                      (b)           630,000          636,084
    Murcie Lago International, Ltd.
       Series 2006-1X, Class A
       5.55%, due 3/27/11                       (a) (c)       700,000          700,483
    USXL Funding LLC
       Series 2006-1A, Class A
       5.379%, due 4/15/14                      (b)           501,196          501,407
                                                                        --------------
                                                                             3,448,512
                                                                        --------------
    ELECTRIC (0.0%)                             ++
    AES Eastern Energy, L.P.
       Series 1999-A

       9.00%, due 1/2/17                                      116,005          123,400
                                                                        --------------
    HOME EQUITY (0.2%)
    Citicorp Residential Mortgage
       Securities, Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                    495,000          492,436
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                    855,000          853,090
                                                                        --------------
                                                                             1,345,526
                                                                        --------------
    Total Asset-Backed Securities
       (Cost $12,390,103)                                                   12,327,243
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    CONVERTIBLE BOND (0.0%)                     ++
    INSURANCE (0.0%)                            ++
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10                        20,000           19,400
                                                                        --------------
    Total Convertible Bond
       (Cost $20,200)                                                           19,400
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    CORPORATE BONDS (6.7%)
    ADVERTISING (0.0%)                          ++
    Lamar Media Corp.
       6.625%, due 8/15/15                                    120,000          109,200
                                                                        --------------
    AEROSPACE & DEFENSE (0.1%)
    Sequa Corp.
       8.875%, due 4/1/08                                      95,000           96,425
    United Technologies Corp.
       5.40%, due 5/1/35                                      900,000          818,635
                                                                        --------------
                                                                               915,060
                                                                        --------------
    AGRICULTURE (0.0%)                          ++
    Reynolds American, Inc.
       7.625%, due 6/1/16                                      45,000           46,452
       7.75%, due 6/1/18                                       55,000           56,515
                                                                        --------------
                                                                               102,967
                                                                        --------------
    AIRLINES (0.2%)
    Delta Air Lines, Inc.
       8.00%, due 6/3/23                                       40,000            2,600
       10.375%, due 12/15/22                                  100,000            6,500
    Northwest Airlines, Inc.
       7.625%, due 11/15/23                                    42,700            5,337
       8.875%, due 6/1/08                                      30,000            3,675
       10.00%, due 2/1/09                                      17,300            2,206
    Southwest Airlines Co.
       5.125%, due 3/1/17                                     606,000          540,474
       5.75%, due 12/15/16                                    564,000          538,037
                                                                        --------------
                                                                             1,098,829
                                                                        --------------
    APPAREL (0.0%)                              ++
    Quiksilver, Inc.
       6.875%, due 4/15/15                                     75,000           66,375
                                                                        --------------

    AUTO MANUFACTURERS (0.1%)
    DaimlerChrysler N.A. Holding Corp.
       5.75%, due 5/18/09                                     690,000          691,066
                                                                        --------------
    AUTO PARTS & EQUIPMENT (0.1%)
    FleetPride Corp.
       11.50%, due 10/1/14                      (b)           140,000          144,200
    Goodyear Tire & Rubber Co. (The)
       8.625%, due 12/1/11                      (b)            68,000           69,190
       11.25%, due 3/1/11                                      80,000           85,800
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                      65,000           60,775
       8.75%, due 12/1/16                                      55,000           50,875
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                     (d)            80,000           80,000
                                                                        --------------
                                                                               490,840
                                                                        --------------
    BANKS (0.2%)
    HSBC Bank USA N.A.
       4.625%, due 4/1/14                                   1,005,000          935,699
    USB Capital IX
       6.189%, due 4/15/11                      (a)           200,000          197,652
                                                                        --------------
                                                                             1,133,351
                                                                        --------------
    BEVERAGES (0.0%)                            ++
    Constellation Brands, Inc.
       7.25%, due 5/15/17                       (b)            95,000           88,825
                                                                        --------------
    BUILDING MATERIALS (0.2%)
    USG Corp.
       6.30%, due 11/15/16                                  1,105,000        1,091,907
                                                                        --------------
    CHEMICALS (0.1%)
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                      90,000           81,000
    MacDermid, Inc.
       9.50%, due 4/15/17                       (b)            70,000           63,700
    Millennium America, Inc.
       7.625%, due 11/15/26                                   110,000          100,100
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                      (b)            80,000           79,600
       7.625%, due 12/1/16                      (b)            95,000           95,475
    Phibro Animal Health Corp.
       10.00%, due 8/1/13                       (b)            80,000           78,400
    Tronox Worldwide LLC/Tronox Finance
       Corp.
       9.50%, due 12/1/12                                     100,000           99,000
                                                                        --------------
                                                                               597,275
                                                                        --------------
    COAL (0.0%)                                 ++
    Peabody Energy Corp.
       7.375%, due 11/1/16                                     70,000           68,425
       7.875%, due 11/1/26                                    120,000          115,200
                                                                        --------------
                                                                               183,625
                                                                        --------------
    COMMERCIAL SERVICES (0.1%)
    Cardtronics, Inc.
       9.25%, due 8/15/13                                     120,000          115,200
       9.25%, due 8/15/13                       (b)            50,000           48,000

    Service Corp. International
       7.375%, due 10/1/14                                     55,000           53,487
       7.625%, due 10/1/18                                     55,000           52,387
    Vertrue, Inc.
       9.25%, due 4/1/14                                      100,000          106,000
                                                                        --------------
                                                                               375,074
                                                                        --------------
    COMPUTERS (0.0%)                            ++
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                      55,000           52,387
                                                                        --------------
    DISTRIBUTION & WHOLESALE (0.0%)             ++
    Varietal Distribution Merger Sub,
       Inc.
       10.25%, due 7/15/15                      (b) (e)       155,000          145,312
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (1.3%)
    American Real Estate Partners,
       L.P./American Real Estate
       Finance Corp.
       8.125%, due 6/1/12                                     305,000          292,800
    AmeriCredit Corp.
       8.50%, due 7/1/15                        (b)            95,000           91,200
    Bear Stearns Cos., Inc. (The)
       2.875%, due 7/2/08                                   1,100,000        1,073,399
    Citigroup, Inc.
       5.00%, due 9/15/14                                   1,765,000        1,676,598
    Ford Motor Credit Co. LLC
       7.375%, due 10/28/09                                    70,000           67,579
       7.80%, due 6/1/12                                      275,000          261,828
       7.875%, due 6/15/10                                      5,000            4,781
    General Motors Acceptance Corp. LLC
       5.125%, due 5/9/08                                     435,000          425,843
       6.625%, due 5/15/12                                    875,000          800,545
       6.75%, due 12/1/14                                      70,000           62,914
       8.00%, due 11/1/31                                     730,000          685,529
    Goldman Sachs Group, L.P.
       5.00%, due 10/1/14                                     790,000          743,177
    Hawker Beechcraft Acquisition Co.
       LLC/Hawker Beechcraft Co.
       8.50%, due 4/1/15                        (b)            65,000           65,000
       9.75%, due 4/1/17                        (b)            25,000           24,750
    HSBC Finance Corp.
       4.75%, due 4/15/10                                     760,000          747,643
    Idearc, Inc.
       8.00%, due 11/15/16                                    160,000          151,600
    LaBranche & Co., Inc.
       11.00%, due 5/15/12                                     30,000           29,400
    NSG Holdings LLC/NSG Holdings, Inc.
       7.75%, due 12/15/25                      (b)            55,000           54,175
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                       (b)           350,000          336,899
    Rainbow National Services LLC
       8.75%, due 9/1/12                        (b)            75,000           76,875
    Regency Energy Partners,
       L.P./Regency Energy Finance
       Corp.
       8.375%, due 12/15/13                     (b)           125,000          128,750
    Residential Capital Corp.
       6.50%, due 4/17/13                                     685,000          614,703
                                                                        --------------
                                                                             8,415,988
                                                                        --------------
    ELECTRIC (0.3%)
    AES Corp. (The)
       9.00%, due 5/15/15                       (b)           255,000          268,387

    Calpine Corp.
       8.50%, due 7/15/10                       (b)            63,000           66,465
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                   1,260,000        1,213,446
    NRG Energy, Inc.
       7.25%, due 2/1/14                                       15,000           14,475
       7.375%, due 2/1/16                                      30,000           28,950
    Reliant Energy, Inc.
       7.625%, due 6/15/14                                     25,000           23,875
       7.875%, due 6/15/17                                    215,000          204,250
    Reliant Energy Mid-Atlantic Power
       Holdings LLC
       Series C
       9.681%, due 7/2/26                                      90,000          104,625
                                                                        --------------
                                                                             1,924,473
                                                                        --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)    ++
    Belden CDT, Inc.
       7.00%, due 3/15/17                       (b)            90,000           85,050
                                                                        --------------
    ELECTRONICS (0.0%)                          ++
    Fisher Scientific International,
       Inc.
       6.75%, due 8/15/14                                      65,000           64,544
                                                                        --------------
    ENERGY - ALTERNATE SOURCES (0.0%)           ++
    VeraSun Energy Corp.
       9.375%, due 6/1/17                       (b)            90,000           81,900
                                                                        --------------
    ENTERTAINMENT (0.2%)
    American Casino & Entertainment
       7.85%, due 2/1/12                                       85,000           87,550
    Gaylord Entertainment Co.
       6.75%, due 11/15/14                                     85,000           79,050
       8.00%, due 11/15/13                                    120,000          118,800
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                      70,000           70,350
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                     60,000           58,575
       7.125%, due 8/15/14                                     50,000           48,375
       8.00%, due 4/1/12                                       65,000           65,812
    Penn National Gaming, Inc.
       6.75%, due 3/1/15                                      180,000          183,825
    Shingle Springs Tribal Gaming
       Authority
       9.375%, due 6/15/15                      (b)            90,000           84,150
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                      175,000          167,125
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                     180,000          174,150
                                                                        --------------
                                                                             1,137,762
                                                                        --------------
    ENVIRONMENTAL CONTROL (0.0%)                ++
    Geo Sub Corp.
       11.00%, due 5/15/12                                     60,000           59,100
                                                                        --------------
    FOOD (0.2%)
    Corn Products International, Inc.
       6.00%, due 4/15/17                                     800,000          786,088
    Pilgrims Pride Corp.
       7.625%, due 5/1/15                                      20,000           19,300
       8.375%, due 5/1/17                       (d)            30,000           28,500

    Smithfield Foods, Inc.
       7.75%, due 7/1/17                                      100,000           96,500
    Stater Brothers Holdings
       7.75%, due 4/15/15                       (b)           105,000           97,650
                                                                        --------------
                                                                             1,028,038
                                                                        --------------
    FOREST PRODUCTS & PAPER (0.1%)
    Bowater, Inc.
       9.375%, due 12/15/21                                   250,000          220,000
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                       (b)           150,000          138,000
       7.125%, due 1/15/17                      (b)           305,000          280,600
       7.75%, due 11/15/29                                      5,000            4,500
       8.00%, due 1/15/24                                      20,000           18,250
       8.875%, due 5/15/31                                     30,000           28,500
    Neenah Paper, Inc.
       7.375%, due 11/15/14                                    90,000           84,600
                                                                        --------------
                                                                               774,450
                                                                        --------------
    HAND & MACHINE TOOLS (0.0%)                 ++
    Baldor Electric Co.
       8.625%, due 2/15/17                                     90,000           92,250
                                                                        --------------
    HEALTH CARE-PRODUCTS (0.1%)
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                                     70,000           67,375
    Invacare Corp.
       9.75%, due 2/15/15                                     110,000          104,500
    PTS Acquisition Corp.
       9.50%, due 4/15/15                       (b)(e)        145,000          129,775
    Universal Hospital Services, Inc.
       8.50%, due 6/1/15                        (b)(e)         40,000           36,100
       8.759%, due 6/1/15                       (a)(b)         40,000           37,300
                                                                        --------------
                                                                               375,050
                                                                        --------------
    HEALTH CARE-SERVICES (0.1%)
    Alliance Imaging, Inc.
       7.25%, due 12/15/12                                     40,000           37,600
    Centene Corp.
       7.25%, due 4/1/14                                      105,000           99,750
    Community Health Systems, Inc.
       8.875%, due 7/15/15                      (b)           215,000          208,819
    HCA, Inc.
       8.75%, due 9/1/10                                      135,000          131,287
    Psychiatric Solutions, Inc.
       7.75%, due 7/15/15                       (b)            90,000           85,500
    Sun Healthcare Group, Inc.
       9.125%, due 4/15/15                      (b)            70,000           70,000
                                                                        --------------
                                                                               632,956
                                                                        --------------
    HOLDING COMPANIES - DIVERSIFIED (0.0%)      ++
    Kansas City Southern Railway
       9.50%, due 10/1/08                                      65,000           66,706
    Susser Holdings LLC
       10.625%, due 12/15/13                                   65,000           68,900
                                                                        --------------
                                                                               135,606
                                                                        --------------
    HOUSEHOLD PRODUCTS & WARES (0.0%)           ++
    Jarden Corp.
       7.50%, due 5/1/17                                       75,000           67,500

    Libbey Glass, Inc.
       12.385%, due 6/1/11                      (a)            80,000           86,400
                                                                        --------------
                                                                               153,900
                                                                        --------------
    INSURANCE (0.2%)
    Crum & Forster Holdings Corp.
       7.75%, due 5/1/17                        (b)           215,000          206,400
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                    595,000          582,181
    HUB International Holdings, Inc.
       9.00%, due 12/15/14                      (b)           195,000          175,500
    USI Holdings Corp.
       9.23%, due 11/15/14                      (a)(b)         35,000           33,250
       9.75%, due 5/15/15                       (b)            95,000           90,250
                                                                        --------------
                                                                             1,087,581
                                                                        --------------
    LODGING (0.1%)
    Boyd Gaming Corp.
       7.125%, due 2/1/16                                      55,000           51,562
       7.75%, due 12/15/12                                    170,000          170,000
    MGM Mirage, Inc.
       7.50%, due 6/1/16                                       50,000           46,500
       8.50%, due 9/15/10                                     115,000          116,150
    MTR Gaming Group, Inc.
       Series B
       9.00%, due 6/1/12                                       35,000           35,875
       9.75%, due 4/1/10                                      135,000          138,375
    Park Place Entertainment Corp.
       7.00%, due 4/15/13                                     170,000          175,100
    Seminole Hard Rock Entertainment,
       Inc./Seminole Hard Rock
       International LLC
       7.86%, due 3/15/14                       (a)(b)         85,000           83,300
    Wynn Las Vegas LLC
       6.625%, due 12/1/14                                     70,000           64,925
                                                                        --------------
                                                                               881,787
                                                                        --------------
    MACHINERY - CONSTRUCTION & MINING (0.2%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                   1,300,000        1,268,728
                                                                        --------------
    MEDIA (0.4%)
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                      75,000           73,125
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                       75,000           65,437
    News America Holdings, Inc.
       8.00%, due 10/17/16                                    665,000          750,435
    Nextel Communications, Inc.
       Series D
       7.375%, due 8/1/15                                   1,025,000          994,250
    Paxson Communications Corp.
       8.61%, due 1/15/12                       (a)(b)         30,000           29,700
       11.61%, due 1/15/13                      (a)(b)         55,000           55,550
    Time Warner Cable, Inc.
       5.85%, due 5/1/17                        (b)           790,000          761,866
    Ziff Davis Media, Inc.
       11.356%, due 5/1/12                      (a)            70,000           69,300
                                                                        --------------
                                                                             2,799,663
                                                                        --------------
    METAL FABRICATE & HARDWARE (0.0%)           ++
    Mueller Water Products, Inc.

       7.375%, due 6/1/17                       (b)            90,000           84,150
    Neenah Foundary Co.
       9.50%, due 1/1/17                                      130,000          115,700
                                                                        --------------
                                                                               199,850
                                                                        --------------
    MINING (0.2%)
    Alcoa, Inc.
       5.90%, due 2/1/27                                      700,000          656,886
    Freeport-McMoRan Copper & Gold, Inc.
       8.25%, due 4/1/15                                       55,000           57,612
       8.375%, due 4/1/17                                     110,000          115,500
    Southern Copper Corp.
       7.50%, due 7/27/35                                     400,000          413,880
                                                                        --------------
                                                                             1,243,878
                                                                        --------------
    MISCELLANEOUS - MANUFACTURING (0.0%)        ++
    Actuant Corp.
       6.875%, due 6/15/17                      (b)            85,000           80,750
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                                      125,000          120,625
                                                                        --------------
                                                                               201,375
                                                                        --------------
    OFFICE & BUSINESS EQUIPMENT (0.2%)
    Xerox Corp.
       7.625%, due 6/15/13                                  1,055,000        1,086,814
                                                                        --------------
    OIL & GAS (0.4%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                     130,000          116,675
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                     135,000          124,537
       6.875%, due 11/15/20                                     5,000            4,656
    Energy Partners, Ltd.
       10.485%, due 4/15/13                     (a)(b)         90,000           88,650
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                    200,000          196,035
    Forest Oil Corp.
       7.25%, due 6/15/19                       (b)           125,000          116,562
    Gazprom International S.A.
       7.201%, due 2/1/20                       (b)           691,472          700,115
    Hilcorp Energy I, L.P./Hilcorp
       Finance Co.
       9.00%, due 6/1/16                        (b)            60,000           59,700
    Newfield Exploration Co.
       6.625%, due 9/1/14                                      60,000           57,300
       6.625%, due 4/15/16                                    110,000          103,950
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                    630,000          614,239
    Pogo Producing Co.
       6.625%, due 3/15/15                                     65,000           65,162
       6.875%, due 10/1/17                                    190,000          190,950
    Pride International, Inc.
       7.375%, due 7/15/14                                     35,000           34,737
    Stone Energy Corp.
       6.75%, due 12/15/14                                     80,000           72,400
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                      135,000          126,225
       7.25%, due 5/1/13                                       55,000           51,425
                                                                        --------------
                                                                             2,723,318
                                                                        --------------

    OIL & GAS SERVICES (0.1%)
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                                      135,000          129,263
       9.00%, due 1/15/14                                      40,000           39,600
    Complete Production Services, Inc.
       8.00%, due 12/15/16                                    170,000          163,200
                                                                        --------------
                                                                               332,063
                                                                        --------------
    PACKAGING & CONTAINERS (0.0%)               ++
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                      65,000           65,975
       8.75%, due 11/15/12                                      5,000            5,200
                                                                        --------------
                                                                                71,175
                                                                        --------------
    PHARMACEUTICALS (0.3%)
    Eli Lilly & Co.
       5.55%, due 3/15/37                                     875,000          806,411
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                   1,180,000        1,251,694
    NBTY, Inc.
       7.125%, due 10/1/15                                     70,000           67,900
                                                                        --------------
                                                                             2,126,005
                                                                        --------------
    PIPELINES (0.1%)
    ANR Pipeline Co.
       9.625%, due 11/1/21                                     55,000           72,181
    Copano Energy LLC
       8.125%, due 3/1/16                                      70,000           70,000
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                     95,000          100,740
    MarkWest Energy Partners, L.P./
       MarkWest Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                    125,000          116,250
       8.50%, due 7/15/16                                      15,000           15,000
    Pacific Energy Partners, L.P./
       Pacific Energy Finance Corp.
       7.125%, due 6/15/14                                     70,000           71,425
    Plains All American Pipeline, L.P.
       /PAA Finance Corp.
       6.65%, due 1/15/37                                     400,000          394,390
                                                                        --------------
                                                                               839,986
                                                                        --------------
    REAL ESTATE INVESTMENT TRUSTS (0.1%)
    American Real Estate Partners,
       L.P./ American Real Estate
       Finance Corp.
       7.125%, due 2/15/13                      (b)           250,000          235,000
    Health Care Property Investors, Inc.
       6.00%, due 1/30/17                                     450,000          437,957
    Host Marriott, L.P.
       6.375%, due 3/15/15                                    145,000          135,575
       Series Q
       6.75%, due 6/1/16                                       35,000           33,425
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                       75,000           71,625
                                                                        --------------
                                                                               913,582
                                                                        --------------
    RETAIL (0.2%)
    CVS Caremark Corp.
       5.789%, due 1/10/26                      (b)           314,034          305,787
    Rite Aid Corp.
       7.50%, due 1/15/15                                     165,000          154,275
       7.50%, due 3/1/17                                      100,000           91,750
       8.625%, due 3/1/15                                     150,000          129,000

       9.375%, due 12/15/15                     (b)            65,000           57,850
       9.50%, due 6/15/17                       (b)            80,000           70,800
    Star Gas Partners, L.P./Star Gas
       Finance Co.
       Series B
       10.25%, due 2/15/13                                     22,000           22,770
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                      40,000           35,000
    Wal-Mart Stores, Inc.
       4.50%, due 7/1/15                                       50,000           46,435
       5.25%, due 9/1/35                                      815,000          712,565
                                                                        --------------
                                                                             1,626,232
                                                                        --------------
    SAVINGS & LOANS (0.2%)
    Washington Mutual Bank
       5.95%, due 5/20/13                                   1,375,000        1,367,939
                                                                        --------------
    SOFTWARE (0.1%)
    Computer Associates
       International, Inc.
       4.75%, due 12/1/09                       (b)           530,000          521,144
                                                                        --------------
    TELECOMMUNICATIONS (0.3%)
    Citizens Communications Co.
       6.625%, due 3/15/15                                    665,000          598,500
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                     35,000           37,144
       Series B
       8.375%, due 11/1/11                                     35,000           37,144
    GCI, Inc.
       7.25%, due 2/15/14                                      85,000           78,200
    Intelsat Corp.
       9.00%, due 6/15/16                                      90,000           90,225
    iPCS, Inc.
       7.485%, due 5/1/13                       (a)(b)         35,000           33,775
    Lucent Technologies, Inc.
       6.45%, due 3/15/29                                     530,000          453,150
    PAETEC Holding Corp.
       9.50%, due 7/15/15                       (b)            70,000           66,850
    PanAmSat Corp.
       9.00%, due 8/15/14                                      37,000           37,231
    Qwest Communications
       International, Inc.
       7.25%, due 2/15/11                                      70,000           67,900
    Qwest Corp.
       7.125%, due 11/15/43                                    20,000           17,300
       7.25%, due 9/15/25                                      45,000           41,738
       7.50%, due 10/1/14                                     145,000          142,100
       8.875%, due 3/15/12                                     30,000           31,538
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                     375,000          353,891
                                                                        --------------
                                                                             2,086,686
                                                                        --------------
    TEXTILES (0.0%)                             ++
    INVISTA
       9.25%, due 5/1/12                        (b)            80,000           82,400
                                                                        --------------
    TRANSPORTATION (0.2%)
    Atlantic Express
       Transportation Corp.
       12.609%, due 4/15/12                     (a)(b)         70,000           67,900
    St. Acquisition Corp.
       12.50%, due 5/15/17                      (b)(d)         75,000           53,250
    Union Pacific Corp.

       3.875%, due 2/15/09                                  1,000,000          979,104
                                                                        --------------
                                                                             1,100,254
                                                                        --------------
    TRUCKING & LEASING (0.0%)                   ++
    Greenbrier Cos., Inc.
       8.375%, due 5/15/15                                     85,000           83,725
                                                                        --------------
    Total Corporate Bonds
       (Cost $46,222,367)                                                   44,747,345
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    FOREIGN BONDS (2.4%)
    AGRICULTURE (0.1%)
    Asia Aluminum Holdings, Ltd.
       8.00%, due 12/23/11                      (b)           645,000          612,750
                                                                        --------------
    BANKS (0.0%)                                ++
    ATF Capital B.V.
       9.25%, due 2/21/14                       (b)           230,000          240,350
                                                                        --------------
    BEVERAGES (0.1%)
    Coca-Cola HBC Finance B.V.
       5.125%, due 9/17/13                                    430,000          423,234
                                                                        --------------
    COMMERCIAL SERVICES (0.0%)                  ++
    Quebecor World, Inc.
       9.75%, due 1/15/15                       (b)           185,000          177,600
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                        (b)           330,000          302,775
    Lukoil International Finance B.V.
       6.356%, due 6/7/17                       (b)           655,000          616,748
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                     (b)           350,000          341,250
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                       (b)           920,000          923,450
                                                                        --------------
                                                                             2,184,223
                                                                        --------------
    ELECTRIC (0.1%)
    Intergen N.V.
       9.00%, due 6/30/17                       (b)           215,000          211,775
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                      (b)           625,000          602,241
                                                                        --------------
                                                                               814,016
                                                                        --------------
    ELECTRONICS (0.1%)
    NXP B.V. / NXP Funding LLC
       7.875%, due 10/15/14                                   265,000          245,125
       9.50%, due 10/15/15                      (d)            75,000           65,063
                                                                        --------------
                                                                               310,188
                                                                        --------------
    FOOD (0.0%)                                 ++
    Grupo Gigante S.A. de C.V.
       8.75%, due 4/13/16                       (b)           305,000          309,575
                                                                        --------------
    FOREIGN SOVEREIGN (0.4%)
    Republic of Argentina
       8.28%, due 12/31/33                                    737,208          622,941

    Republic of Panama
       6.70%, due 1/26/36                                     405,000          400,950
       7.125%, due 1/29/26                                  1,000,000        1,045,000
    United Mexican States
       8.125%, due 12/30/19                                   495,000          584,100
                                                                        --------------
                                                                             2,652,991
                                                                        --------------
    FOREST PRODUCTS & PAPER (0.0%)              ++
    Bowater Canada Finance
       7.95%, due 11/15/11                                     20,000           17,400
    Catalyst Paper Corp.
       7.375%, due 3/1/14                                     100,000           85,500
                                                                        --------------
                                                                               102,900
                                                                        --------------
    HEALTH CARE-PRODUCTS (0.0%)                 ++
    FMC Finance III S.A.
       6.875%, due 7/15/17                      (b)           220,000          211,750
                                                                        --------------
    HOLDING COMPANIES - DIVERSIFIED (0.1%)
    Hutchison Whampoa International, Ltd.
       6.50%, due 2/13/13                       (b)           650,000          667,785
                                                                        --------------
    HOUSEHOLD PRODUCTS & WARES (0.1%)
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                      (b)           205,000          203,524
       6.50%, due 12/15/15                                    300,000          297,840
                                                                        --------------
                                                                               501,364
                                                                        --------------
    INSURANCE (0.1%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                       (b)           340,000          333,222
                                                                        --------------
    MEDIA (0.2%)
    BSKYB Finance UK PLC
       6.50%, due 10/15/35                      (b)         1,130,000        1,104,740
    CanWest MediaWorks, Inc.
       8.00%, due 9/15/12                                      41,000           39,360
    CanWest MediaWorks, L.P.
       9.25%, due 8/1/15                        (b)           120,000          116,400
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                      15,000           14,100
    Videotron, Ltee
       6.375%, due 12/15/15                                    75,000           66,750
                                                                        --------------
                                                                             1,341,350
                                                                        --------------
    MINING (0.2%)
    Corporacion Nacional del Cobre-
       Codelco, Inc.
       4.75%, due 10/15/14                      (b)           557,000          515,374
    Vale Overseas, Ltd.
       6.875%, due 11/21/36                                   340,000          330,735
       8.25%, due 1/17/34                                     310,000          349,996
                                                                        --------------
                                                                             1,196,105
                                                                        --------------
    MISCELLANEOUS - MANUFACTURING (0.1%)
    Siemens Financieringsmaatschappij N.V.
       6.125%, due 8/17/26                      (b)           700,000          680,761
                                                                        --------------
    OIL & GAS (0.3%)
    Citic Resources Finance, Ltd.
       6.75%, due 5/15/14                       (b)           200,000          188,500

    Intergas Finance B.V.
       6.375%, due 5/14/17                  (b)               220,000          207,900
    Ras Laffan Liquefied Natural
       Gas Co., Ltd. III
       6.332%, due 9/30/27                  (b)             1,510,000        1,493,043
                                                                        --------------
                                                                             1,889,443
                                                                        --------------
    PHARMACEUTICALS (0.0%)                  ++
    Angiotech Pharmaceuticals, Inc.
       7.75%, due 4/1/14                    (d)                35,000           31,938
       9.11%, due 12/1/13                   (a)                60,000           60,750
                                                                        --------------
                                                                                92,688
                                                                        --------------
    TELECOMMUNICATIONS (0.2%)
    Millicom International
       Cellular S.A.
       10.00%, due 12/1/13                                     65,000           68,738
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                  (b)                70,000           73,150
    Rogers Wireless, Inc.
       9.625%, due 5/1/11                                     275,000          307,924
    Satelites Mexicanos S.A. de C.V.
       14.11%, due 11/30/11                 (a)                85,000           87,763
    Telefonos de Mexico S.A. de
       C.V.
       5.50%, due 1/27/15                                     690,000          677,404
                                                                        --------------
                                                                             1,214,979
                                                                        --------------
    TRANSPORTATION (0.0%)                   ++
    Kansas City Southern de Mexico
       S.A. de C.V.
       7.375%, due 6/1/14                   (b)                30,000           29,100
                                                                        --------------
    Total Foreign Bonds
       (Cost $16,545,555)                                                   15,986,374
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    LOAN ASSIGNMENTS &
       PARTICIPATIONS (0.3%)                (f)
    CHEMICALS (0.0%)                        ++
    Talecris Biotherapeutics, Inc.
       2nd Lien Term Loan
       11.86%, due 12/6/14                                    115,000          111,550
                                                                        --------------
    HEALTH CARE-SERVICES (0.1%)
    HCA, Inc.
       Term Loan B
       7.61%, due 11/18/13                                    248,125          238,614
                                                                        --------------
    MEDIA (0.0%)                            ++
    Nielsen Finance LLC
       Dollar Term Loan
       7.61%, due 8/9/13                                       99,000           96,107
                                                                        --------------
    MINING (0.0%)                           ++
    BHM Technologies LLC
       1st Lien Term Loan
       10.86%, due 7/21/13                                    176,936          158,800
                                                                        --------------
    REAL ESTATE (0.1%)
    Building Materials Corp. of
       America
       2nd Lien Term Loan
       11.13%, due 9/15/14                                    100,000           89,000

    Community Health Systems, Inc.
       New Term Loan B
       7.57%, due 7/25/14                                     195,000          185,494
    Green Valley Ranch Gaming LLC
       1st Lien Term Loan B
       7.36%, due 2/16/14                                      96,114           93,110
    LNR Property Corp.
       Initial Tranche B Term Loan
       8.11%, due 7/12/11                                     210,000          200,813
    Rental Services Corp.
       2nd Lien Term Loan
       8.86%, due 11/27/13                                     59,168           58,576
    Riverdeep Interactive Learning
       USA, Inc. Bridge Loan
       12.06%, due 12/21/07                                    55,060           54,991
    Town Sports International, Inc.
       Term Loan
       7.13%, due 2/27/14                                      99,500           91,540
    Transfirst Holdings, Inc.
       Term Loan B
       8.11%, due 6/14/14                                     100,000           96,000
                                                                        --------------
                                                                               869,524
                                                                        --------------
    RETAIL (0.1%)
    Michaels Stores, Inc.
       New Term Loan B
       7.63%, due 10/31/13                                     99,342           92,295
    Toys "R" Us (Delaware), Inc.
       Term Loan
       10.32%, due 1/19/13                                    140,000          138,180
                                                                        --------------
                                                                               230,475
                                                                        --------------
    Total Loan Assignments &
       Participations
       (Cost $1,788,973)                                                     1,705,070
                                                                        --------------

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                          -----------   --------------
    MORTGAGE-BACKED SECURITIES (2.4%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (2.4%)
    Banc of America Commercial
       Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                 1,175,000        1,159,187
    Bayview Commercial Asset Trust
       Series 2006-4A, Class A1
       5.55%, due 12/25/36                  (a) (b)           485,403          484,837
    Citigroup Commercial Mortgage
       Trust Series 2004-C2, Class
       A5 4.733%, due 10/15/41                              1,145,000        1,076,722
    Citigroup/Deutsche Bank
       Commercial Mortgage Trust
       Series 2005-CD1, Class A4
       5.225%, due 7/15/44                  (a)               990,000          956,492
    Commercial Mortgage Pass-
       Through Certificates Series
       2006-C7, Class A4
       5.769%, due 6/10/46                  (a)               700,000          696,810
    Credit Suisse Mortgage Capital
       Certificates
       Series 2006-C4, Class AJ
       5.538%, due 9/15/39                  (a)             1,965,000        1,884,792
    Four Times Square Trust

       Series 2006-4TS, Class A
       5.401%, due 12/13/28                 (b)               860,000          803,354
    Greenwich Capital Commercial
       Funding Corp.
       Series 2006-GG7, Class A4
       6.111%, due 7/10/38                  (a)               425,000          427,121
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                  1,555,000        1,506,396
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                   836,403          819,158
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                 (a)             1,173,000        1,125,024
       Series 2006-C4, Class A4
       5.887%, due 6/15/38                  (a)               645,000          647,179
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                    662,818          651,179
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                 (a)             2,240,000        2,122,612
    Mortgage Equity Conversion
       Asset Trust
       Series 2007-FF2, Class A
       5.42%, due 2/25/42                   (a) (b) (c)       830,000          825,327
    Timberstar Trust
       Series 2006-1, Class A
       5.668%, due 10/15/36                 (b) (c)           280,000          275,722
    Wachovia Bank Commercial
       Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                    288,784          282,903
                                                                        --------------
    Total Mortgage-Backed
       Securities
       (Cost $16,259,716)                                                   15,744,815
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    MUNICIPAL BONDS (0.2%)
    TEXAS (0.1%)
    Harris County Texas Industrial
       Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                   (a)               660,000          650,107
                                                                        --------------
    WEST VIRGINIA (0.1%)
    Tobacco Settlement Finance
       Authority of West Virginia
       7.467%, due 6/1/47                                     680,000          687,732
                                                                        --------------
    Total Municipal Bonds
       (Cost $1,340,000)                                                     1,337,839
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    U.S. GOVERNMENT & FEDERAL
       AGENCIES (19.6%)
    FANNIE MAE (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.1%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                     831,013          839,340
                                                                        --------------

    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE
       OBLIGATION) (0.0%)                   ++
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                   (g)              196,142           196,954
                                                                        --------------
    FEDERAL HOME LOAN MORTGAGE
       CORPORATION (MORTGAGE PASS-
       THROUGH SECURITIES) (3.6%)
       3.00%, due 8/1/10                                      533,619          505,744
       4.316%, due 3/1/35                   (a)             1,526,091        1,503,184
       5.00%, due 8/1/33                                    1,497,716        1,412,633
&      5.50%, due 1/1/21                                    7,023,034        6,943,628
&      5.50%, due 7/1/34                                    7,403,180        7,186,284
       5.50%, due 1/1/36                                    1,470,601        1,424,572
       5.50%, due 9/1/36                                    2,509,823        2,426,052
       6.00%, due 3/1/36                                    2,308,706        2,294,666
                                                                        --------------
                                                                            23,696,763
                                                                        --------------
    FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (3.0%)
       4.625%, due 5/1/13                                   5,715,000        5,536,475
       5.125%, due 1/2/14                                     810,000          799,867
       5.25%, due 8/1/12                                    2,425,000        2,424,981
&      6.25%, due 2/1/11                                    7,165,000        7,444,442
       6.625%, due 9/15/09                                  3,845,000        3,973,142
                                                                        --------------
                                                                            20,178,907
                                                                        --------------
    FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (MORTGAGE PASS-
       THROUGH SECURITIES) (8.1%)
       4.50%, due 4/1/18                                    1,141,919        1,093,049
       4.50%, due 7/1/18                                    4,108,309        3,932,490
       4.50%, due 11/1/18                                   5,308,783        5,081,588
       5.00%, due 9/1/20                                      381,318          370,253
       5.00%, due 10/1/20                                     380,460          369,421
       5.00%, due 12/1/20                                     761,219          739,131
       5.00%, due 7/1/35                                    5,948,376        5,595,997
       5.00%, due 2/1/36                                    2,254,131        2,120,598
       5.00%, due 5/1/36                                    2,623,685        2,468,260
       5.00%, due 6/1/36                                      123,103          115,593
       5.50%, due 4/1/21                                    3,826,641        3,783,515
       5.50%, due 6/1/21                                    3,164,141        3,125,373
&      5.50%, due 6/1/33                                    9,040,211        8,774,749
       5.50%, due 11/1/33                                   1,584,661        1,538,128
       5.50%, due 12/1/33                                   1,366,267        1,326,147
       5.50%, due 6/1/34                                    2,162,490        2,096,129
       6.00%, due 1/1/33                                    1,024,324        1,020,986
       6.00%, due 3/1/33                                    1,215,604        1,210,771
       6.00%, due 9/1/34                                    1,138,234        1,131,840
       6.00%, due 9/1/35                                    3,947,075        3,922,192
       6.00%, due 10/1/35                                   2,740,649        2,720,607
       6.50%, due 6/1/31                                      529,651          540,168
       6.50%, due 8/1/31                                      435,428          444,074
       6.50%, due 10/1/31                                     295,496          301,364
                                                                        --------------
                                                                            53,822,423
                                                                        --------------
    FREDDIE MAC (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.1%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                     882,840          840,120
                                                                        --------------

    GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION (MORTGAGE
       PASS-THROUGH SECURITIES) (1.0%)
       5.00%, due 3/15/36                                   2,349,788        2,239,790
       5.00%, due 6/15/36                                   1,541,468        1,468,855
       6.00%, due 4/15/29                                   1,218,332        1,221,362
       6.00%, due 8/15/32                                   1,819,548        1,822,662
                                                                        --------------
                                                                             6,752,669
                                                                        --------------
    UNITED STATES TREASURY BONDS (0.6%)
       6.00%, due 2/15/26                                     335,000          374,310
       6.25%, due 8/15/23                                   1,700,000        1,927,773
       6.25%, due 5/15/30                       (d)         1,530,000        1,794,762
                                                                        --------------
                                                                             4,096,845
                                                                        --------------
    UNITED STATES TREASURY NOTES (3.1%)
       3.875%, due 9/15/10                                  4,850,000        4,754,135
       3.875%, due 2/15/13                                    320,000          308,600
&      4.625%, due 2/15/17                      (d)         7,855,000        7,753,741
       4.75%, due 5/31/12                                     935,000          940,698
       4.875%, due 7/31/11                                  6,790,000        6,860,018
                                                                        --------------
                                                                            20,617,192
                                                                        --------------
    Total U.S. Government & Federal
       Agencies
       (Cost $132,542,886)                                                 131,041,213
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    YANKEE BONDS (0.3%)                         (h)
    FOREST PRODUCTS & PAPER (0.0%)              ++
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                    185,000          174,363
                                                                        --------------
    INSURANCE (0.0%)                            ++
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                      (d)            35,000           32,900
       8.30%, due 4/15/26                       (d)            20,000           19,800
                                                                        --------------
                                                                                52,700
                                                                        --------------
    OIL & GAS (0.2%)
    Burlington Resources Finance Co.
       7.20%, due 8/15/31                                   1,000,000        1,118,677
                                                                        --------------
    PIPELINES (0.1%)
    TransCanada Pipelines, Ltd.
       6.35%, due 5/15/67                       (a)           885,000          828,339
                                                                        --------------
    Total Yankee Bonds
       (Cost $2,289,600)                                                     2,174,079
                                                                        --------------
    Total Long-Term Bonds
       (Cost $229,399,400)                                                 225,083,378
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (62.9%)
    AEROSPACE & DEFENSE (0.4%)
    Northrop Grumman Corp.                                     30,800        2,343,880
                                                                        --------------
    AIRLINES (0.0%)                             ++
    Delta Air Lines, Inc.                       (i)             3,226           57,487
    Northwest Airlines, Inc.                    (i)             2,190           38,172

                                                                        --------------
                                                                                95,659
                                                                        --------------
    APPAREL (1.1%)
    Coach, Inc.                                 (i)            87,900        3,995,934
    Polo Ralph Lauren Corp.                                    39,900        3,565,065
                                                                        --------------
                                                                             7,560,999
                                                                        --------------
    BANKS (3.0%)
    Bank of America Corp.                                     141,404        6,705,378
    Bank of New York Mellon Corp. (The)                       136,132        5,792,417
    PNC Financial Services Group, Inc.                         93,400        6,225,110
    U.S. Bancorp                                               33,600        1,006,320
                                                                        --------------
                                                                            19,729,225
                                                                        --------------
    BIOTECHNOLOGY (1.4%)
    Amgen, Inc.                                 (i)            33,000        1,773,420
    Celgene Corp.                               (i)            65,300        3,954,568
    Genentech, Inc.                             (i)            51,100        3,800,818
                                                                        --------------
                                                                             9,528,806
                                                                        --------------
    BUILDING MATERIALS (0.0%)                   ++
    American Standard Cos., Inc.                                  900           48,645
                                                                        --------------
    CHEMICALS (0.6%)
    E.I. du Pont de Nemours & Co.                              87,100        4,070,183
                                                                        --------------
    COMMERCIAL SERVICES (0.9%)
    Manpower, Inc.                                             43,400        3,430,770
    Robert Half International, Inc.                            77,000        2,617,230
                                                                        --------------
                                                                             6,048,000
                                                                        --------------
    COMPUTERS (3.8%)
    Affiliated Computer Services, Inc.
       Class A                                  (i)            43,100        2,312,746
    Apple, Inc.                                 (i)            44,700        5,889,672
    Cognizant Technology Solutions
       Corp. Class A                            (i)            37,500        3,036,750
    Computer Sciences Corp.                     (i)            50,000        2,784,000
    Hewlett-Packard Co.                                       101,200        4,658,236
    International Business Machines Corp.                      40,100        4,437,065
    Network Appliance, Inc.                     (i)            87,600        2,482,584
                                                                        --------------
                                                                            25,601,053
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (6.7%)
    Capital One Financial Corp.                                32,500        2,299,700
&   Citigroup, Inc.                                           156,600        7,292,862
    Discover Financial Services                 (i)            23,650          545,132
    Fannie Mae                                                 93,100        5,571,104
    First Marblehead Corp. (The)                (d)            24,400          804,224
    Freddie Mac                                                73,700        4,220,799
    Goldman Sachs Group, Inc. (The)                            29,500        5,556,030
    IntercontinentalExchange, Inc.              (i)            25,700        3,884,041
    JPMorgan Chase & Co.                                       83,544        3,676,771
    Merrill Lynch & Co., Inc.                                  81,400        6,039,880
    Morgan Stanley                                             81,500        5,205,405
                                                                        --------------
                                                                            45,095,948
                                                                        --------------
    ELECTRIC (1.4%)
    CenterPoint Energy, Inc.                                  172,100        2,836,208
    FirstEnergy Corp.                                          46,600        2,830,950
    NRG Energy, Inc.                            (i)            97,400        3,754,770
                                                                        --------------
                                                                             9,421,928
                                                                        --------------

    ELECTRONICS (1.2%)
    Amphenol Corp. Class A                                     96,400        3,302,664
    Thermo Fisher Scientific, Inc.              (i)            91,700        4,787,657
                                                                        --------------
                                                                             8,090,321
                                                                        --------------
    FOOD (0.7%)
    General Mills, Inc.                                        45,400        2,525,148
    Kroger Co. (The)                                           84,800        2,201,408
                                                                        --------------
                                                                             4,726,556
                                                                        --------------
    HEALTH CARE-PRODUCTS (0.6%)
    Johnson & Johnson                                          65,000        3,932,500
                                                                        --------------
    HEALTH CARE-SERVICES (1.0%)
    Humana, Inc.                                (i)            55,500        3,556,995
    Quest Diagnostics, Inc.                     (d)            59,200        3,283,824
                                                                        --------------
                                                                             6,840,819
                                                                        --------------
    HOME BUILDERS (0.2%)
    Centex Corp.                                (d)            28,700        1,070,797
                                                                        --------------
    HOUSEHOLD PRODUCTS & WARES (0.1%)
    Avery Dennison Corp.                                        9,600          588,864
                                                                        --------------
    INSURANCE (2.7%)
    Assurant, Inc.                                             57,600        2,921,472
    Genworth Financial, Inc. Class A                          139,600        4,260,592
    Hartford Financial Services Group,
       Inc. (The)                                              38,500        3,536,995
    PMI Group, Inc. (The)                                      67,300        2,292,911
    Prudential Financial, Inc.                                 53,200        4,715,116
                                                                        --------------
                                                                            17,727,086
                                                                        --------------
    INTERNET (1.0%)
    Akamai Technologies, Inc.                   (d)(i)         70,000        2,377,200
    Google, Inc. Class A                        (i)             9,100        4,641,000
                                                                        --------------
                                                                             7,018,200
                                                                        --------------
    IRON & STEEL (0.6%)
    Allegheny Technologies, Inc.                               38,600        4,050,298
                                                                        --------------
    LEISURE TIME (0.5%)
    Carnival Corp.                                             25,200        1,116,612
    Harley-Davidson, Inc.                                      40,600        2,327,192
                                                                        --------------
                                                                             3,443,804
                                                                        --------------
    MEDIA (1.5%)
    Comcast Corp. Class A                       (i)           241,400        6,341,578
    DIRECTV Group, Inc. (The)                   (i)           158,800        3,558,708
    Gannett Co., Inc.                                           1,600           79,840
                                                                        --------------
                                                                             9,980,126
                                                                        --------------
    METAL FABRICATE & HARDWARE (0.8%)
    Precision Castparts Corp.                                  40,500        5,550,930
                                                                        --------------
    MINING (2.1%)
    Alcoa, Inc.                                                43,900        1,676,980
&   Southern Copper Corp.                       (d)            64,600        7,281,066
    Teck Cominco, Ltd. Class B                  (d)           109,400        4,857,360
                                                                        --------------
                                                                            13,815,406
                                                                        --------------

    MISCELLANEOUS - MANUFACTURING
       (0.9%)
    General Electric Co.                                       49,400        1,914,744
    Honeywell International, Inc.                              45,000        2,587,950
    Pentair, Inc.                                              48,100        1,741,220
                                                                        --------------
                                                                             6,243,914
                                                                        --------------
    OIL & GAS (5.3%)
    Chevron Corp.                                              64,200        5,473,692
    ConocoPhillips                                             52,200        4,219,848
    Diamond Offshore Drilling, Inc.             (d)            35,900        3,704,162
    ENSCO International, Inc.                                  53,100        3,242,817
    ExxonMobil Corp.                                           29,500        2,511,335
    GlobalSantaFe Corp.                                        40,300        2,889,913
    Hess Corp.                                                 54,900        3,359,880
    Suncor Energy, Inc.                         (d)            45,900        4,152,573
    Valero Energy Corp.                                        31,300        2,097,413
    XTO Energy, Inc.                                           72,200        3,937,066
                                                                        --------------
                                                                            35,588,699
                                                                        --------------
    OIL & GAS SERVICES (3.2%)
    Baker Hughes, Inc.                                         49,800        3,936,690
    Cameron International Corp.                 (i)            51,300        4,001,400
    Halliburton Co.                                           127,500        4,592,550
    National Oilwell Varco, Inc.                (i)            42,700        5,128,697
    Smith International, Inc.                                  60,600        3,721,446
                                                                        --------------
                                                                            21,380,783
                                                                        --------------
    PHARMACEUTICALS (3.2%)
    Barr Pharmaceuticals, Inc.                  (i)            84,600        4,333,212
    Schering-Plough Corp.                                     161,500        4,609,210
&   Teva Pharmaceutical Industries,
       Ltd., Sponsored ADR                      (j)           213,600        8,975,472
    Wyeth                                                      71,200        3,454,624
                                                                        --------------
                                                                            21,372,518
                                                                        --------------
    PIPELINES (0.7%)
    Williams Cos., Inc.                                       134,800        4,347,300
                                                                        --------------
    RETAIL (6.7%)
    Abercrombie & Fitch Co. Class A                            40,100        2,802,990
    American Eagle Outfitters, Inc.                           101,700        2,467,242
    AutoZone, Inc.                              (i)            26,700        3,385,827
    CarMax, Inc.                                (i)            77,600        1,856,968
    CVS Caremark Corp.                                        184,800        6,503,112
    Home Depot, Inc. (The)                                    150,200        5,582,934
    J.C. Penney Co., Inc.                                      49,600        3,374,784
    Kohl's Corp.                                (i)            55,900        3,398,720
    Limited Brands, Inc.                        (d)           110,700        2,673,405
    Lowe's Cos., Inc.                                         111,000        3,109,110
    Nordstrom, Inc.                                            69,900        3,325,842
    TJX Cos., Inc. (The)                                      231,200        6,415,800
                                                                        --------------
                                                                            44,896,734
                                                                        --------------
    SEMICONDUCTORS (3.3%)
    Applied Materials, Inc.                     (d)           204,700        4,511,588
    Intel Corp.                                               249,600        5,895,552
    MEMC Electronic Materials, Inc.             (i)            67,100        4,114,572
    NVIDIA Corp.                                (i)           102,000        4,667,520
    Texas Instruments, Inc.                                    76,500        2,692,035

                                                                        --------------
                                                                            21,881,267
                                                                        --------------
    SOFTWARE (2.1%)
    BMC Software, Inc.                      (i)                90,800        2,607,776
&   Microsoft Corp.                                           252,900        7,331,571
    Oracle Corp.                            (i)               226,400        4,328,768
                                                                        --------------
                                                                            14,268,115
                                                                        --------------
    TELECOMMUNICATIONS (4.3%)
    ALLTEL Corp.                                               36,400        2,400,580
&   AT&T, Inc.                                                259,400       10,158,104
    Cisco Systems, Inc.                     (i)               182,400        5,273,184
    Nokia OYJ, Sponsored ADR                (j)               112,400        3,219,136
    Sprint Nextel Corp.                                       134,100        2,753,073
    Verizon Communications, Inc.                              113,300        4,828,846
                                                                        --------------
                                                                            28,632,923
                                                                        --------------
    TRANSPORTATION (0.9%)
    FedEx Corp.                                                16,000        1,771,840
    Norfolk Southern Corp.                                     75,100        4,038,878
                                                                        --------------
                                                                             5,810,718
                                                                        --------------
    Total Common Stocks
       (Cost $365,661,286)                                                 420,803,004
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    CONVERTIBLE PREFERRED STOCK (0.1%)
    SOFTWARE (0.1%)
    QuadraMed Corp.
       5.50%                                (b) (i) (k)        10,700          304,950
                                                                        --------------
    Total Convertible Preferred Stock
       (Cost $267,500)                                                         304,950
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    PREFERRED STOCK (0.0%)                  ++
    REAL ESTATE INVESTMENT TRUSTS (0.0%)    ++
    Sovereign Real Estate
    Investment Corp.
       12.00%                               (b) (k)               100          146,750
                                                                        --------------
    Total Preferred Stock
       (Cost $147,000)                                                         146,750
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (8.7%)
    COMMERCIAL PAPER (5.5%)
    Abbey National North America LLC
       5.255%, due 8/20/07                                $ 3,000,000        2,991,680
    American Honda Finance Corp.
       5.23%, due 8/6/07                                    1,500,000        1,498,910
    Barton Capital LLC
       5.285%, due 8/6/07                   (l)               856,235          856,235
    Charta LLC
       5.303%, due 8/30/07                  (l)               430,217          430,217
    Den Danske Bank
       5.285%, due 8/6/07                   (l)             1,147,245        1,147,245

    Electricite de France
       5.26%, due 8/6/07                                    3,000,000        2,997,808
    Fairway Finance Corp.
       5.313%, due 8/1/07                   (l)               286,811          286,811
    General Electric Capital Corp.
       5.25%, due 8/8/07                                    5,000,000        4,994,896
    Grampian Funding LLC
       5.305%, due 8/6/07                   (l)               710,298          710,298
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                  (l)               710,088          710,088
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                  (l)             1,140,738        1,140,738
    Liberty Street Funding Co.
       5.296%, due 8/27/07                  (l)               430,217          430,217
    Ranger Funding
       5.302%, due 8/7/07                   (l)               996,485          996,485
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                  (l)             1,427,549        1,427,549
    Societe Generale North America, Inc.
       5.35%, due 8/1/07                                    9,800,000        9,800,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                  (l)               854,130          854,130
    Wells Fargo & Co.
       5.27%, due 8/10/07                                   5,000,000        4,993,413
    Yorktown Capital LLC
       5.282%, due 8/1/07                   (l)               857,075          857,075
                                                                        --------------
    Total Commercial Paper
       (Cost $37,123,795)                                                   37,123,795
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.3%)
    BGI Institutional Money
       Market Fund                          (l)             2,129,592        2,129,592
                                                                        --------------
    Total Investment Company
       (Cost $2,129,592)                                                     2,129,592
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $573,710
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and
       maturity dates between
       8/15/08-12/31/49, with a
       Principal Amount of $615,173
       and a Market Value of $597,326)      (l)           $   573,623          573,623
                                                                        --------------
    Total Repurchase Agreement
       (Cost $573,623)                                                         573,623
                                                                        --------------
    TIME DEPOSITS (2.8%)
    Abbey National PLC
       5.27%, due 8/3/07                    (l)             1,434,057        1,434,057
    Bank of America Corp.
       5.29%, due 8/16/07                   (a) (l)         1,434,057        1,434,057
    Barclays
       5.31%, due 8/20/07                   (l)             1,147,245        1,147,245
    BNP Paribas
       5.28%, due 8/1/07                    (l)             1,003,840        1,003,840
    Calyon
       5.30%, due 8/13/07                   (l)             1,147,246        1,147,246

    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                   (l)             1,147,245        1,147,245
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                    (l)                43,022           43,022
    Rabobank Nederland
       5.29%, due 8/24/07                   (l)             2,437,897        2,437,897
    Royal Bank of Canada
       5.285%, due 8/3/07                   (l)             2,151,085        2,151,085
    Royal Bank of Scotland
       5.36%, due 8/1/07                    (l)             2,151,085        2,151,085
    Swedbank AB
       5.31%, due 10/1/07                   (l)               717,028          717,028
    Toronto Dominion Bank
       5.29%, due 8/6/07                    (l)             1,290,651        1,290,651
    UBS AG
       5.285%, due 8/16/07                  (l)             1,147,245        1,147,245
    Wachovia Bank N.A.
       5.28%, due 8/20/07                   (l)             1,434,057        1,434,057
                                                                        --------------
    Total Time Deposits
       (Cost $18,685,760)                                                   18,685,760
                                                                        --------------
    Total Short-Term Investments
       (Cost $58,512,770)                                                   58,512,770
                                                                        --------------

    Total Investments
       (Cost $653,987,956)                  (m)                 105.4%     704,850,852(n)
    Liabilities in Excess of
       Cash and Other Assets                                     (5.4)     (36,051,572)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  668,799,280
                                                          ===========   ==============

                                                           NUMBER OF
                                                           CONTRACTS         VALUE
                                                          -----------   --------------
    WRITTEN CALL OPTION (-0.0%)              ++
    TELECOMMUNICATIONS  (-0.0%)              ++
    Verizon Communications, Inc.
       Strike Price $45.00
       Expire 10/20/07                                           (550)  $      (63,250)
                                                                        --------------
    Total Written Call Option
       (Premium $53,525)                                                $      (63,250)
                                                                        ==============



+   Percentages indicated are based on Fund net assets.

++  Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) Floating rate. Rate shown is the rate in effect at July 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Fair valued security. The total market value of these securities at July 31, 2007 is $1,801,532, which reflects 0.3% of the Fund's net assets.

(d) Represents a security, or a portion thereof, which is out on loan.

(e) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(f) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(g) ACES - Alternative Credit Enhancement Structure.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i) Non-income producing security.

(j) ADR - American Depositary Receipt.

(k) Illiquid security. The total market value of these securities at July 31, 2007 is $451,700, which represents 0.1% of the Fund's net assets.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m) The cost for federal income tax purposes is $658,852,041.

(n) At July 31, 2007, net unrealized appreciation was $45,998,811 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $65,436,934 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $19,438,123.

MAINSTAY VALUE FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          -----------   --------------
    COMMON STOCKS (94.4%)                      +
    AEROSPACE & DEFENSE (2.6%)
    Honeywell International, Inc.                             149,600   $    8,603,496
    Northrop Grumman Corp.                                    139,200       10,593,120
                                                                        --------------
                                                                            19,196,616
                                                                        --------------
    AIR FREIGHT & LOGISTICS (0.8%)
    FedEx Corp.                                                53,400        5,913,516
                                                                        --------------
    BIOTECHNOLOGY (0.8%)
    Amgen, Inc.                                (a)            109,900        5,906,026
                                                                        --------------
    CAPITAL MARKETS (4.9%)
    Bank of New York Mellon Corp. (The)                       290,378       12,355,584
    Goldman Sachs Group, Inc. (The)                            45,400        8,550,636
    Merrill Lynch & Co., Inc.                                 100,900        7,486,780
    Morgan Stanley                                            120,600        7,702,722
                                                                        --------------
                                                                            36,095,722
                                                                        --------------
    CHEMICALS (1.7%)
    E.I. du Pont de Nemours & Co.                             258,900       12,098,397
                                                                        --------------
    COMMERCIAL BANKS (4.2%)
&   PNC Financial Services Group, Inc.                        234,500       15,629,425
    U.S. Bancorp                                              113,500        3,399,325
    Wells Fargo & Co.                                         351,900       11,883,663
                                                                        --------------
                                                                            30,912,413
                                                                        --------------
    COMMERCIAL SERVICES & SUPPLIES (0.3%)
    Avery Dennison Corp.                                       32,500        1,993,550
                                                                        --------------
    COMMUNICATIONS EQUIPMENT (1.5%)
    Nokia OYJ, Sponsored ADR                   (b)            374,100       10,714,224
                                                                        --------------
    COMPUTERS & PERIPHERALS (2.0%)
    International Business
       Machines Corp.                                         133,300       14,749,645
                                                                        --------------
    CONSUMER FINANCE (1.1%)
    Capital One Financial Corp.                               109,900        7,776,524
                                                                        --------------
    DIVERSIFIED FINANCIAL SERVICES (8.3%)
&   Bank of America Corp.                                     510,026       24,185,433
&   Citigroup, Inc.                                           519,466       24,191,534
    JPMorgan Chase & Co.                                      288,392       12,692,132
                                                                        --------------
                                                                            61,069,099
                                                                        --------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (4.2%)
&   AT&T, Inc.                                                417,100       16,333,636

    Verizon Communications, Inc.                              332,600       14,175,412
                                                                        --------------
                                                                            30,509,048
                                                                        --------------
    ELECTRIC UTILITIES (1.3%)
    Duke Energy Corp.                                         154,500        2,631,135
    FirstEnergy Corp.                                         113,100        6,870,825
                                                                        --------------
                                                                             9,501,960
                                                                        --------------
    ENERGY EQUIPMENT & SERVICES (2.6%)
    Diamond Offshore Drilling, Inc.            (c)             90,000        9,286,200
    GlobalSantaFe Corp.                                       135,800        9,738,218
                                                                        --------------
                                                                            19,024,418
                                                                        --------------
    FOOD & STAPLES RETAILING (3.8%)
&   CVS Caremark Corp.                                        607,300       21,370,887
    Kroger Co. (The)                                          260,800        6,770,368
                                                                        --------------
                                                                            28,141,255
                                                                        --------------
    FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                       168,300        9,360,846
                                                                        --------------
    HEALTH CARE PROVIDERS & SERVICES (1.3%)
    Quest Diagnostics, Inc.                    (c)            174,900        9,701,703
                                                                        --------------
    HOTELS, RESTAURANTS & LEISURE (0.5%)
    Carnival Corp.                                             85,200        3,775,212
                                                                        --------------
    HOUSEHOLD DURABLES (0.7%)
    Centex Corp.                               (c)            133,900        4,995,809
                                                                        --------------
    HOUSEHOLD PRODUCTS (1.0%)
    Kimberly-Clark Corp.                                      112,100        7,540,967
                                                                        --------------
    INDUSTRIAL CONGLOMERATES (1.6%)
    General Electric Co.                                      304,100       11,786,916
                                                                        --------------
    INSURANCE (4.7%)
    Genworth Financial, Inc. Class A                          405,900       12,388,068
    Hartford Financial Services Group,
       Inc. (The)                                             112,600       10,344,562
    Prudential Financial, Inc.                                133,000       11,787,790
                                                                        --------------
                                                                            34,520,420
                                                                        --------------
    IT SERVICES (2.0%)
    Affiliated Computer Services, Inc.
       Class A                                 (a)            128,200        6,879,212
    Computer Sciences Corp.                    (a)            132,400        7,372,032
                                                                        --------------
                                                                            14,251,244
                                                                        --------------
    MACHINERY (0.8%)
    Pentair, Inc.                                             164,100        5,940,420
                                                                        --------------
    MEDIA (1.9%)
    Comcast Corp. Class A                      (a)            261,450        6,868,291
    Time Warner, Inc.                                         379,700        7,313,022
                                                                        --------------
                                                                            14,181,313
                                                                        --------------
    METALS & MINING (2.5%)
    Alcoa, Inc.                                               146,100        5,581,020
    Teck Cominco, Ltd. Class B                 (c)            292,700       12,995,880
                                                                        --------------
                                                                            18,576,900
                                                                        --------------

    MULTI-UTILITIES (0.5%)
    Energy East Corp.                                         146,800        3,715,508
                                                                        ---------------
    OIL, GAS & CONSUMABLE FUELS (11.0%)
&   Chevron Corp.                                             190,504       16,242,371
    ConocoPhillips                                            166,100       13,427,524
&   ExxonMobil Corp.                                          228,900       19,486,257
    Hess Corp.                                                182,800       11,187,360
    Suncor Energy, Inc.                                       152,600       13,805,722
    Valero Energy Corp.                                        93,100        6,238,631
                                                                        --------------
                                                                            80,387,865
                                                                        --------------
    PHARMACEUTICALS (8.4%)
    Barr Pharmaceuticals, Inc.                 (a)            210,800       10,797,176
    Johnson & Johnson                                         216,400       13,092,200
    Pfizer, Inc.                                              573,000       13,471,230
&   Teva Pharmaceutical Industries,
       Ltd., Sponsored ADR                     (b)            402,300       16,904,646
    Wyeth                                                     149,000        7,229,480
                                                                        --------------
                                                                            61,494,732
                                                                        --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (3.8%)
&   Intel Corp.                                               811,100       19,158,182
    Texas Instruments, Inc.                                   254,600        8,959,373
                                                                        --------------
                                                                            28,117,555
                                                                        --------------
    SPECIALTY RETAIL (4.7%)
    Home Depot, Inc. (The)                                    402,000       14,942,340
    Lowe's Cos., Inc.                                         338,600        9,484,186
    TJX Cos., Inc. (The)                                      354,100        9,826,275
                                                                        --------------
                                                                            34,252,801
                                                                        --------------
    THRIFTS & MORTGAGE FINANCE (5.2%)
&   Fannie Mae                                                310,000       18,550,400
    Freddie Mac                                               245,200       14,042,603
    PMI Group, Inc. (The)                                     171,000        5,825,970
                                                                        --------------
                                                                            38,418,973
                                                                        --------------
    WIRELESS TELECOMMUNICATION
       SERVICES (2.4%)
    ALLTEL Corp.                                              121,200        7,993,140
    Sprint Nextel Corp.                                       450,000        9,238,500
                                                                        --------------
                                                                            17,231,640
                                                                        --------------
    Total Common Stocks
       (Cost $579,716,569)                                                 691,853,237
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (1.3%)
    iShares Russell 1000 Value
       Index Fund                              (d)            111,700        9,215,250
                                                                        --------------
    Total Investment Company
       (Cost $9,175,540)                                                     9,215,250
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    SHORT-TERM INVESTMENTS (8.0%)

    COMMERCIAL PAPER (5.4%)
    Australia & New Zealand Banking
       Group, Ltd.
       5.25%, due 8/1/07                                  $ 6,000,000        6,000,000
    Barton Capital LLC
       5.285%, due 8/6/07                      (e)            770,192          770,192
    Charta LLC
       5.303%, due 8/30/07                     (e)            386,984          386,984
    Den Danske Bank
       5.285%, due 8/6/07                      (e)          1,031,959        1,031,959
    Fairway Finance Corp.
       5.313%, due 8/1/07                      (e)            257,989          257,989
    Grampian Funding LLC
       5.305%, due 8/6/07                      (e)            638,919          638,919
    Kitty Hawk Funding Corp.
       5.306%, due 8/22/07                     (e)            638,730          638,730
    Lexington Parker Capital Co. LLC
       5.294%, due 8/17/07                     (e)          1,026,105        1,026,105
    Liberty Street Funding Co.
       5.296%, due 8/27/07                     (e)            386,984          386,984
    Prudential Funding LLC
       5.25%, due 8/9/07                                    7,000,000        6,991,834
    Ranger Funding
       5.302%, due 8/7/07                      (e)            896,348          896,348
    Sheffield Receivables Corp.
       5.294%, due 8/17/07                     (e)          1,284,093        1,284,093
    Societe Generale North America, Inc.
       5.35%, due 8/1/07                                    7,995,000        7,995,000
    Three Pillars Funding LLC
       5.298%, due 8/15/07                     (e)            768,298          768,298
    Toyota Motor Credit Corp.
       5.25%, due 8/13/07                                  10,000,000        9,982,500
    Yorktown Capital LLC
       5.282%, due 8/1/07                      (e)            770,947          770,947
                                                                        --------------
    Total Commercial Paper
       (Cost $39,826,882)                                                   39,826,882
                                                                        --------------

                                                             SHARES          VALUE
                                                          -----------   --------------
    INVESTMENT COMPANY (0.2%)
    BGI Institutional Money
       Market Fund                             (e)          1,915,587        1,915,587
                                                                        --------------
    Total Investment Company
       (Cost $1,915,587)                                                     1,915,587
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          -----------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $516,057
       (Collateralized by various
       Corporate Bonds, with rates
       between 0.00%-8.40% and
       maturity dates between 8/15/08-
       12/31/49, with a Principal
       Amount of $553,353 and a Market
       Value of $537,300)                      (e)        $   515,979          515,979
                                                                        --------------
    Total Repurchase Agreement
       (Cost $515,979)                                                         515,979
                                                                        --------------
    TIME DEPOSITS (2.3%)
    Abbey National PLC

       5.27%, due 8/3/07                       (e)          1,289,947        1,289,947
    Bank of America Corp.
       5.29%, due 8/16/07                      (e)(f)       1,289,947        1,289,947
    Barclays
       5.31%, due 8/20/07                      (e)          1,031,958        1,031,958
    BNP Paribas
       5.28%, due 8/1/07                       (e)            902,963          902,963
    Calyon
       5.30%, due 8/13/07                      (e)          1,031,958        1,031,958
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                      (e)          1,031,958        1,031,958
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                       (e)             38,698           38,698
    Rabobank Nederland
       5.29%, due 8/24/07                      (e)          2,192,910        2,192,910
    Royal Bank of Canada
       5.285%, due 8/3/07                      (e)          1,934,921        1,934,921
    Royal Bank of Scotland
       5.36%, due 8/1/07                       (e)          1,934,921        1,934,921
    Swedbank AB
       5.31%, due 10/1/07                      (e)            644,974          644,974
    Toronto Dominion Bank
       5.29%, due 8/6/07                       (e)          1,160,953        1,160,953
    UBS AG
       5.285%, due 8/16/07                     (e)          1,031,958        1,031,958
    Wachovia Bank N.A.
       5.28%, due 8/20/07                      (e)          1,289,947        1,289,947
                                                                        --------------
    Total Time Deposits
       (Cost $16,808,013)                                                   16,808,013
                                                                        --------------
    Total Short-Term Investments
       (Cost $59,066,461)                                                   59,066,461
                                                                        --------------
    Total Investments
      (Cost $647,958,570)                      (g)              103.8%     760,134,948(h)
    Liabilities in Excess of
       Cash and Other Assets                                     (3.8)     (27,576,837)
                                                          -----------   --------------
    Net Assets                                                  100.0%  $  732,558,111
                                                          ===========   ==============

                                                           NUMBER OF
                                                           CONTRACTS         VALUE
                                                          -----------   --------------
    WRITTEN CALL OPTION (0.0%)                 ++
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (0.0%)                         ++
    Verizon Communications, Inc.
       Strike Price $45.00
       Expire 10/20/07                                         (1,470)  $     (169,050)
                                                                        --------------
    Total Written Call Option
       (Premium Received $143,058)                                      $     (169,050)
                                                                        ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(g)  The cost for federal income tax purposes is $650,140,572.

(h) At July 31, 2007 net unrealized appreciation was $109,994,376, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $122,123,619 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,129,243.

Item 2.  Controls and Procedures.

(a)  Based on an evaluation of the Disclosure Controls and Procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date
(the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:    /s/ Stephen P. Fisher
       ----------------------
       Stephen P. Fisher
       President


Date:  September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:     /s/ Stephen P. Fisher
        ----------------------
        Stephen P. Fisher
        President


Date:   September 25, 2007


By:     /s/ Jack Benintende
        ----------------------
        Jack Benintende
        Treasurer and Principal Financial and
        Accounting Officer

Date:   September 25, 2007